UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended August 31, 2024:
John Hancock Funds II - Underlying Funds
  John Hancock Capital Appreciation Fund
  John Hancock Capital Appreciation Value Fund
  John Hancock Core Bond Fund
  John Hancock Health Sciences Fund
  John Hancock High Yield Fund
  John Hancock International Strategic Equity Allocation Fund
  John Hancock Mid Value Fund
  John Hancock Science & Technology Fund
  John Hancock U.S. Sector Rotation Fund

John Hancock U.S. Sector Rotation Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock U.S. Sector Rotation Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Sector Rotation Fund (Class NAV)	$60	0.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Sector Rotation Fund (Class NAV) returned 26.51% for the year ended August 31, 2024. Large-cap U.S. equities registered strong gains in the annual period, reflecting the favorable backdrop of positive economic growth, stable corporate earnings, and expectations for an accommodative policy shift by the U.S. Federal Reserve. Technology-related stocks performed particularly well due to excitement surrounding AI and investors’ broader preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector made the largest contribution to absolute returns. NVIDIA Corp., which is seen as being uniquely positioned to benefit from the growth of AI, was the leading performer. Holdings in Microsoft Corp. and Apple, Inc. further helped the fund capitalize on the rally in mega-cap technology stocks.
Financials | Holdings in JPMorgan Chase & Co., Berkshire Hathaway, Inc. and Bank of America Corp. contributed to the fund’s performance.
Communication services | The fund produced robust returns in this sector due to its positions in MetaPlatforms, Inc., Alphabet, Inc. and Netflix, Inc.

TOP PERFORMANCE DETRACTORS
Energy stocks | The only sector in the portfolio to decline for the period was driven largely by lower energy prices.
Utilities and materials sectors | These two sectors contributed the least to the fund’s performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
U.S. Sector Rotation Fund (Class NAV)	26.51%	15.10%	13.93%
S&P 500 Index	27.14%	15.92%	14.86%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,542,860,864
Total number of portfolio holdings	507
Total advisory fees paid (net)	$18,546,172
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.6%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.6%
Eli Lilly & Company	1.6%
Broadcom, Inc.	1.4%

Sector Composition
Information technology	29.6%
Financials	12.9%
Health care	11.7%
Consumer discretionary	8.7%
Communication services	8.4%
Industrials	7.5%
Consumer staples	5.7%
Energy	3.3%
Utilities	2.8%
Real estate	2.4%
Materials	1.8%
Short-term investments and other	5.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A-NAV

8/24
10/24

John Hancock Science & Technology Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Science & Technology Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund (Class NAV)	$115	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Science & Technology Fund (Class NAV) returned 30.54% for the year ended August 31, 2024. Equity markets generated significant gains. Major indexes began to climb toward the end of 2023 following some favorable economic data releases, which gave investors hope that policymakers may be able to achieve their goal of a "soft landing" without sparking a recession. Aside from brief sell-offs in April and August, equities continued on their upward trajectory in 2024, bolstered by certain favorable earnings reports, strong investor interest in companies expected to benefit from artificial intelligence developments, and ongoing tailwinds of an economic rebound.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Shares rose following strong earnings reports due to strength in its faster product cadence and expanding customer base. Shares also advanced after the company’s stock split and after it signed a deal to provide its artificial intelligence (AI) technology to a telecom provider in the Middle East.
Meta Platforms, Inc. | Enthusiasm in its potential to better monetize its products through artificial intelligence boosted sentiment in the company. Shares also advanced in early 2024 after the company announced significant revenue acceleration due to engagement improvements in its video segment.
Broadcom, Inc. | Shares of the company was boosted by investor enthusiasm over artificial intelligence sales potentially doubling in the coming year along with the potential for an acquisition and plans to sell its end-user computing division.

TOP PERFORMANCE DETRACTORS
Zalando SE | Shares of Europe’s leading online apparel retailer declined early in the period on decelerating gross merchandise volume trends due to unseasonably warm weather across continental Europe and shares were sold off.
Applied Materials, Inc. | Shares of the company declined along with other semiconductor chip stocks after disappointing quarterly results and reports of tougher U.S. trade restrictions.
Alibaba Group Holding, Ltd. | Shares fell at the end of 2023 after the company announced it no longer planned to spin off its cloud business due to uncertainties over U.S. chip restrictions. The position was sold during the period.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc. , and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Fund (Class NAV)	30.54%	18.20%	16.84%
S&P 500 Index	27.14%	15.92%	12.98%
S&P North American Technology Sector Index	37.48%	21.69%	20.00%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$181,282,829
Total number of portfolio holdings	164
Total advisory fees paid (net)	$1,730,924
Portfolio turnover rate	297%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	7.7%
Microsoft Corp.	7.1%
NVIDIA Corp.	7.0%
Meta Platforms, Inc., Class A	6.3%
Broadcom, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Texas Instruments, Inc.	3.9%
Advanced Micro Devices, Inc.	3.7%
Salesforce, Inc.	2.8%
ServiceNow, Inc.	2.6%

Sector Composition
Information technology	80.9%
Communication services	15.0%
Financials	1.0%
Consumer discretionary	0.8%
Industrials	0.7%
Health care	0.6%
Real estate	0.4%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A-NAV

8/24
10/24

John Hancock Mid Value Fund
Class NAV/JMVNX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Mid Value Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Fund (Class NAV/JMVNX)	$97	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Value Fund (Class NAV/JMVNX) returned 23.46% for the year ended August 31, 2024. Macroeconomic policy relating to interest rates and the U.S. Federal Reserve’s plans to potentially cut them had a significant influence on domestic equities. Overall, favorable corporate earnings, a resilient economy, and increased investor interest in artificial intelligence combined to push many major indexes higher.
TOP PERFORMANCE CONTRIBUTORS
Western Digital Corp. | The company demonstrated revenue growth in many key segments as part of an ongoing recovery in the computer memory space due to its strategic transformation and self-help initiatives.
Fifth Third Bancorp | The company is positioned to benefit from potential interest rate cuts and has demonstrated net interest income strength.
Constellation Energy Corp. | The ever-growing energy needs for large-scale data centers (hyperscalers) looking to build data centers that support artificial intelligence capabilities served as a tailwind to valuation.

TOP PERFORMANCE DETRACTORS
Rivian Automotive, Inc. | The company experienced a sharp decline in valuation given challenging demand trends in its automotive space. The position was sold during the period.
Advance Auto Parts, Inc. | The leading automotive aftermarket parts provider experienced a series of executional stumbles and margin pressure throughout the period, exacerbating investor concerns about its ability to catch up to industry peers.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Fund (Class NAV/JMVNX)	23.46%	14.65%	9.65%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell Midcap Value Index	20.19%	10.80%	8.31%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,495,788,430
Total number of portfolio holdings	120
Total advisory fees paid (net)	$11,849,541
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.9%
Select Medical Holdings Corp.	2.2%
Western Digital Corp.	2.2%
Kenvue, Inc.	2.0%
Stanley Black & Decker, Inc.	1.8%
Corpay, Inc.	1.7%
Zimmer Biomet Holdings, Inc.	1.6%
L3Harris Technologies, Inc.	1.5%
FirstEnergy Corp.	1.5%
Norfolk Southern Corp.	1.4%

Sector Composition
Industrials	17.7%
Financials	16.0%
Information technology	12.1%
Health care	9.6%
Consumer discretionary	8.5%
Real estate	8.0%
Utilities	6.1%
Materials	5.8%
Energy	5.5%
Consumer staples	5.1%
Communication services	1.0%
Short-term investments and other	4.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A-NAV

8/24
10/24

John Hancock International Strategic Equity Allocation Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock International Strategic Equity Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Strategic Equity Allocation Fund (Class NAV)	$61	0.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Strategic Equity Allocation Fund (Class NAV) returned 17.32% for the year ended August 31, 2024. Primary factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally. A resilient U.S. economy stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel equity market gains.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund’s allocation to the financials sector provided the largest boost to performance for the period.
Information technology | Positioning among the fund’s information technology stocks further added to the performance of the fund with Taiwan Semiconductor Manufacturing Co., Ltd. contributing to its performance.

TOP PERFORMANCE DETRACTORS
Consumer staples | Although no sectors generated a negative absolute return, consumer staples was the lowest contributor to the fund’s performance.
Real estate | The real estate sector provided minimal contribution to the performance of the fund for the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Strategic Equity Allocation Fund (Class NAV)	17.32%	6.47%	6.00%
MSCI ACWI ex USA Index	18.21%	7.56%	7.10%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,720,335,332
Total number of portfolio holdings	2,176
Total advisory fees paid (net)	$17,406,183
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Novo Nordisk A/S, Class B	1.7%
ASML Holding NV	1.2%
Tencent Holdings, Ltd.	1.2%
Nestle SA	1.1%
AstraZeneca PLC	1.0%
Samsung Electronics Company, Ltd.	1.0%
Novartis AG	0.9%
Roche Holding AG	0.9%
Shell PLC	0.8%

Sector Composition
Financials	21.6%
Industrials	13.5%
Information technology	13.2%
Consumer discretionary	10.8%
Health care	10.0%
Consumer staples	7.2%
Materials	6.8%
Energy	5.3%
Communication services	5.2%
Utilities	3.2%
Real estate	1.7%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A-NAV

8/24
10/24

John Hancock High Yield Fund
Class 1/JIHDX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class 1/JIHDX)	$90	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class 1/JIHDX) returned 11.65% for the year ended August 31, 2024. U.S. Treasury bond yields fell as economic data continued to soften. Most notably, U.S.Treasury bonds and and risk assets experienced extreme volatility during August. Softer readings for both jobs and inflation bolstered the market’s expectations for rate cuts by the Federal Open Market Committee. Global growth and inflation rates continued to decline. Ongoing deflationary pressures in China, tightening financial conditions in the U.S. and Europe, and subdued demand for manufacturing and services in several countries eased price pressures worldwide. Within high yield, the potential for total returns at high single-digit yields remained relatively attractive compared to other higher-volatility alternatives.
TOP PERFORMANCE CONTRIBUTORS
Industry allocation | The portfolio’s industry allocation was a net contributor to performance, mainly due to exposure in banking and consumer cyclical sectors.
Non-agency positions | The portfolio's opportunistic allocation to collateralized loan obligations (CLOs) also added to returns during the period.

TOP PERFORMANCE DETRACTORS
Issue selection | Positions within capital goods (Ard Finance) and consumer cyclical (WW International) sectors were detractors to performance. However, positive issue selection within the energy sector helped offset some of the drag with positions in Silverbow Resources and Permian Resources.
Quality allocation | Opportunistic allocation to investment grade rated securities detracted from returns as they underperformed high yield securities during the period.

The views expressed in this report are exclusively those of the portfolio management team at Western Asset Management Company, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class 1/JIHDX)	11.65%	3.94%	3.53%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg US HY 2% Issuer Cap Index	12.53%	4.44%	4.65%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$199,993,239
Total number of portfolio holdings	388
Total advisory fees paid (net)	$1,350,973
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	83.3%
Asset backed securities	7.7%
Term loans	5.0%
Convertible bonds	0.6%
Foreign government obligations	0.3%
Common stocks	0.3%
Escrow shares	0.1%
Short-term investments and other	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
57A-1

8/24
10/24

John Hancock Health Sciences Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Health Sciences Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund (Class NAV)	$104	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Health Sciences Fund (Class NAV) returned 21.57% for the year ended August 31, 2024. Equity markets generated gains. The major indexes began to climb toward the end of 2023 following some favorable economic data releases. Aside from brief sell-offs in April and August, equities continued on their upward trajectory in 2024, bolstered by certain favorable earnings reports, strong investor interest in companies expected to benefit from artificial intelligence developments, and ongoing tailwinds from a soft-landing sentiment.
TOP PERFORMANCE CONTRIBUTORS
Eli Lilly & Company | Shares of the company surged due to encouraging revenue guidance, improvements in supply and multiple positive regulatory developments.
Intuitive Surgical, Inc. | Shares of the company outperformed due to continued strength in growth and systems placements, investor excitement about the launch of its new multi-port robotic system, along with positive regulatory developments for the company.
UnitedHealth Group, Inc. | Despite being weighed down in the first quarter, shares bounced back in the second half of the period and began trading sharply higher in July following the company’s improved outlook for 2025.

TOP PERFORMANCE DETRACTORS
10X Genomics, Inc. | Driven by several worse-than-anticipated quarterly earnings reports and guidance reductions, shares traded lower as persistent macroeconomic headwinds weighed on instrument placements.
Penumbra, Inc. | Shares fell alongside several other medical device companies as investors reevaluated elevated expectations and valuations amid significant headwinds. The stock was also weighed down after company management issued weaker-than-expected full-year revenue guidance.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Fund (Class NAV)	21.57%	11.40%	10.53%
S&P 500 Index	27.14%	15.92%	12.98%
Lipper Health/Biotechnology Index	18.51%	9.83%	9.14%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$234,646,395
Total number of portfolio holdings	178
Total advisory fees paid (net)	$2,222,985
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	11.3%
UnitedHealth Group, Inc.	7.2%
Thermo Fisher Scientific, Inc.	4.8%
Intuitive Surgical, Inc.	4.7%
Danaher Corp.	3.9%
Elevance Health, Inc.	3.5%
Stryker Corp.	3.5%
Regeneron Pharmaceuticals, Inc.	3.5%
Merck & Company, Inc.	3.2%
Argenx SE, ADR	2.6%

Industry Composition
Biotechnology	33.3%
Pharmaceuticals	21.1%
Health care providers and services	18.2%
Health care equipment and supplies	14.7%
Life sciences tools and services	11.8%
Insurance	0.3%
Financial services	0.1%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A-NAV

8/24
10/24

John Hancock Core Bond Fund
Class 1/JICDX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class 1/JICDX)	$68	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Bond Fund (Class 1/JICDX) returned 7.39% for the year ended August 31, 2024. The U.S. Federal Reserve (Fed) kept short-term interest rates constant throughout the period. A rebound in inflation early in 2024 ultimately subsided while labor markets showed clear signs of softening, allowing the Fed to signal its intention to begin the process of reducing interest rates later in the year. The fixed income market was characterized by positive total returns driven by declining interest rates.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | Holdings in agency mortgage-backed securities were the largest contributor to total performance, given the overall decline in interest rates coupled with the tightening of spreads.
Corporate bonds | Holdings in corporate bonds were also a large contributor to total performance, with spreads tightening meaningfully during the period.

TOP PERFORMANCE DETRACTORS
Municipal bonds | Although no sectors generated negative absolute return, municipal bonds were the lowest contributor to the fund’s performance.
U.S. Treasuries | A number of longer duration Treasury securities detracted from total performance, as long-term interest rates did not exhibit the same type of declines as short-term interest rates, and certain securities were held during a period of rising interest rates.

The views expressed in this report are exclusively those of the portfolio management team at Allspring Global Investments, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Fund (Class 1/JICDX)	7.39%	(0.09)%	1.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,817,498,523
Total number of portfolio holdings	1,000
Total advisory fees paid (net)	$10,108,292
Portfolio turnover rate	237%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	25.4%
Corporate bonds	23.3%
U.S. Government	22.9%
Collateralized mortgage obligations – U.S. Government Agency	15.1%
Asset backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.9%
Municipal bonds	0.2%
Short-term investments	3.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A-1

8/24
10/24

John Hancock Core Bond Fund
Class NAV/JHCDX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class NAV/JHCDX)	$63	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Bond Fund (Class NAV/JHCDX) returned 7.36% for the year ended August 31, 2024. The U.S. Federal Reserve (Fed) kept short-term interest rates constant throughout the period. A rebound in inflation early in 2024 ultimately subsided while labor markets showed clear signs of softening, allowing the Fed to signal its intention to begin the process of reducing interest rates later in the year. The fixed income market was characterized by positive total returns driven by declining interest rates.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | Holdings in agency mortgage-backed securities were the largest contributor to total performance, given the overall decline in interest rates coupled with the tightening of spreads.
Corporate bonds | Holdings in corporate bonds were also a large contributor to total performance, with spreads tightening meaningfully during the period.

TOP PERFORMANCE DETRACTORS
Municipal bonds | Although no sectors generated negative absolute return, municipal bonds were the lowest contributor to the fund’s performance.
U.S. Treasuries | A number of longer duration Treasury securities detracted from total performance, as long-term interest rates did not exhibit the same type of declines as short-term interest rates, and certain securities were held during a period of rising interest rates.

The views expressed in this report are exclusively those of the portfolio management team at Allspring Global Investments, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Fund (Class NAV/JHCDX)	7.36%	(0.02)%	1.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,817,498,523
Total number of portfolio holdings	1,000
Total advisory fees paid (net)	$10,108,292
Portfolio turnover rate	237%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	25.4%
Corporate bonds	23.3%
U.S. Government	22.9%
Collateralized mortgage obligations – U.S. Government Agency	15.1%
Asset backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.9%
Municipal bonds	0.2%
Short-term investments	3.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A-NAV

8/24
10/24

John Hancock Capital Appreciation Value Fund
Class NAV/JCAVX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Capital Appreciation Value Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Fund (Class NAV/JCAVX)	$90	0.83%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Value Fund (Class NAV/JCAVX) returned 16.22% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Demand for its leading-edge graphics processing units continued to grow across a widening customer base amid the race to build out artificial intelligence infrastructure.
Microsoft Corp. | Shares of the company delivered double-digit gains over the period, propelled by robust growth in data center software and cloud services as well as commercial bookings.

TOP PERFORMANCE DETRACTORS
Becton, Dickinson & Company | Shares tumbled during the fourth quarter of 2023 and remained negative through the year due to soft demand in China as well as inventory drawdowns and foreign currency exchange rates.
Biogen, Inc. | The company issued disappointing forward guidance in the first quarter of 2024, attributable largely to challenges facing two of the company’s novel drugs, Leqembi and Skyclarys, which had weaker-than-expected market uptake.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Fund (Class NAV/JCAVX)	16.22%	11.29%	10.61%
S&P 500 Index	27.14%	15.92%	12.98%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index	18.93%	9.58%	8.57%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,166,787,627
Total number of portfolio holdings	387
Total advisory fees paid (net)	$9,174,325
Portfolio turnover rate	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.0%
U.S. Treasury Note, 4.000%, 02/15/2034	3.4%
U.S. Treasury Note, 4.375%, 05/15/2034	3.1%
NVIDIA Corp.	2.9%
UnitedHealth Group, Inc.	2.8%
Amazon.com, Inc.	2.8%
U.S. Treasury Note, 3.875%, 08/15/2034	2.4%
Becton, Dickinson and Company	2.2%
Revvity, Inc.	2.2%
Danaher Corp.	2.2%

Portfolio Composition
Common stocks	63.6%
Corporate bonds	11.1%
U.S. Government	10.9%
Term loans	10.2%
Preferred securities	0.1%
Short-term investments and other	4.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A-NAV

8/24
10/24

John Hancock Capital Appreciation Fund
Class 1/JICPX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Capital Appreciation Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund (Class 1/JICPX)	$92	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Fund (Class 1/JICPX) returned 32.71% for the year ended August 31, 2024. Equities posted solid results driven by better-than-expected earnings across a broad swath of the market. Market influences included an end to the U.S. Federal Reserve (Fed) interest rate hikes and expectations for lower rates going forward. Further, continued progress on inflation moving towards the Fed target and positive resiliency in the U.S. economy resulted in strong GDP growth.
TOP PERFORMANCE CONTRIBUTORS
Information technology | In the information technology sector, accelerated spending on new computing power and AI applications fueled significant gains for several of our holdings including NVIDIA Corp. and Broadcom, Inc.
Health care | Portfolio holdings Eli Lilly & Company and Novo Nordisk A/S contributed to performance during the period. A new generation of weight-loss drugs originally targeting diabetes that are manufactured by these companies exhibited strong earnings as growing data-driven evidence indicated the pharmaceuticals also help treat heart, kidney, liver and obesity diseases.
Consumer staples | Costco Wholesale Corp. posted strong earnings and membership growth as the company continues to drive demand through its pricing strategy thereby holding a competitive advantage in the market.

TOP PERFORMANCE DETRACTORS
Inflated prices of goods and services forced consumers to tighten their budgets | This led to several of our consumer discretionary positions losing value, including shares in LVMH Moet Hennessy Louis Vuitton SE and Nike, Inc. which were both sold off during the period.
Airbnb, Inc. | Our holding in this position detracted from fund peformance.

The views expressed in this report are exclusively those of the portfolio management team at Jennison Associates LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Fund (Class 1/JICPX)	32.71%	18.30%	15.39%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,729,689,245
Total number of portfolio holdings	53
Total advisory fees paid (net)	$11,368,245
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.5%
Apple, Inc.	5.8%
Meta Platforms, Inc., Class A	5.1%
Broadcom, Inc.	4.7%
Eli Lilly & Company	4.6%
Netflix, Inc.	3.9%
Mastercard, Inc., Class A	2.5%
Visa, Inc., Class A	2.3%

Sector Composition
Information technology	38.8%
Consumer discretionary	16.8%
Communication services	16.1%
Health care	11.9%
Financials	8.7%
Industrials	4.4%
Consumer staples	3.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A-1

8/24
10/24

John Hancock Capital Appreciation Fund
Class NAV/JHCPX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Capital Appreciation Fund (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund (Class NAV/JHCPX)	$86	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Fund (Class NAV/JHCPX) returned 32.79% for the year ended August 31, 2024. Equities posted solid results driven by better-than-expected earnings across a broad swath of the market. Market influences included an end to the U.S. Federal Reserve (Fed) interest rate hikes and expectations for lower rates going forward. Further, continued progress on inflation moving towards the Fed target and positive resiliency in the U.S. economy resulted in strong GDP growth.
TOP PERFORMANCE CONTRIBUTORS
Information technology | In the information technology sector, accelerated spending on new computing power and AI applications fueled significant gains for several of our holdings including NVIDIA Corp. and Broadcom, Inc.
Health care | Portfolio holdings Eli Lilly & Company and Novo Nordisk A/S contributed to performance during the period. A new generation of weight-loss drugs originally targeting diabetes that are manufactured by these companies exhibited strong earnings as growing data-driven evidence indicated the pharmaceuticals also help treat heart, kidney, liver and obesity diseases.
Consumer staples | Costco Wholesale Corp. posted strong earnings and membership growth as the company continues to drive demand through its pricing strategy thereby holding a competitive advantage in the market.

TOP PERFORMANCE DETRACTORS
Inflated prices of goods and services forced consumers to tighten their budgets | This led to several of our consumer discretionary positions losing value, including shares in LVMH Moet Hennessy Louis Vuitton SE and Nike, Inc. which were both sold off during the period.
Airbnb, Inc. | Our holding in this position detracted from fund peformance.

The views expressed in this report are exclusively those of the portfolio management team at Jennison Associates LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Fund (Class NAV/JHCPX)	32.79%	18.36%	15.45%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,729,689,245
Total number of portfolio holdings	53
Total advisory fees paid (net)	$11,368,245
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.5%
Apple, Inc.	5.8%
Meta Platforms, Inc., Class A	5.1%
Broadcom, Inc.	4.7%
Eli Lilly & Company	4.6%
Netflix, Inc.	3.9%
Mastercard, Inc., Class A	2.5%
Visa, Inc., Class A	2.3%

Sector Composition
Information technology	38.8%
Consumer discretionary	16.8%
Communication services	16.1%
Health care	11.9%
Financials	8.7%
Industrials	4.4%
Consumer staples	3.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A-NAV

8/24
10/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $420,841 and $404,305 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was a software licensing fee. Amounts billed to the registrant were $109 and $53 for fiscal years ended August 31, 2024 and August 31, 2023, respectively.

Amounts billed to control affiliates were $145,263 and $127,986 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $0 and $0 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively.

(d) All Other Fees

Other fees amounted to $3,324 and $0 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $868,662 for the fiscal year ended August 31, 2024 and $1,418,917 for the fiscal year ended August 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2024 for the following funds:

John Hancock Funds II - Underlying Funds

  John Hancock Capital Appreciation Fund

  John Hancock Capital Appreciation Value Fund

  John Hancock Core Bond Fund

  John Hancock Health Sciences Fund

  John Hancock High Yield Fund

  John Hancock International Strategic Equity Allocation Fund

  John Hancock Mid Value Fund

  John Hancock Science & Technology Fund

  John Hancock U.S. Sector Rotation Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Funds II
August 31, 2024

John Hancock Funds II
Annual Financial Statements & Other N-CSR Items — table of contents

Fund	Portfolio of investments
Capital Appreciation Fund	3
Capital Appreciation Value Fund	4
Core Bond Fund	11
Health Sciences Fund	25
High Yield Fund	27
Fund	Portfolio of investments
International Strategic Equity Allocation Fund	35
Mid Value Fund	58
Science & Technology Fund	60
U.S. Sector Rotation Fund	62

2

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%
Communication services – 16.1%
Entertainment – 5.3%
Netflix, Inc. (A)	96,007	$67,334,509
The Walt Disney Company	264,672	23,921,055
		91,255,564
Interactive media and services – 9.5%
Alphabet, Inc., Class A	230,342	37,633,276
Alphabet, Inc., Class C	228,120	37,664,893
Meta Platforms, Inc., Class A	171,390	89,347,321
		164,645,490
Media – 1.3%
The Trade Desk, Inc., Class A (A)	214,519	22,423,671
		278,324,725
Consumer discretionary – 16.8%
Automobiles – 2.3%
Tesla, Inc. (A)	184,706	39,547,402
Broadline retail – 9.3%
Amazon.com, Inc. (A)	723,241	129,098,519
MercadoLibre, Inc. (A)	15,635	32,234,054
		161,332,573
Hotels, restaurants and leisure – 2.2%
Airbnb, Inc., Class A (A)	142,061	16,665,176
Hilton Worldwide Holdings, Inc.	57,511	12,631,716
Marriott International, Inc., Class A	39,295	9,222,144
		38,519,036
Specialty retail – 2.4%
O'Reilly Automotive, Inc. (A)	17,376	19,634,359
The Home Depot, Inc.	23,494	8,657,539
The TJX Companies, Inc.	106,294	12,465,097
		40,756,995
Textiles, apparel and luxury goods – 0.6%
adidas AG	41,046	10,530,897
		290,686,903
Consumer staples – 3.1%
Consumer staples distribution and retail – 2.5%
Costco Wholesale Corp.	39,669	35,399,822
Walmart, Inc.	99,434	7,679,288
		43,079,110
Personal care products – 0.6%
L'Oreal SA	24,363	10,689,376
		53,768,486
Financials – 8.7%
Banks – 0.5%
NU Holdings, Ltd., Class A (A)	566,790	8,484,846
Capital markets – 2.2%
Moody's Corp.	41,093	20,042,700
The Goldman Sachs Group, Inc.	35,550	18,139,388
		38,182,088
Financial services – 4.8%
Mastercard, Inc., Class A	89,253	43,139,545
Visa, Inc., Class A	147,022	40,632,470
		83,772,015
Insurance – 1.2%
The Progressive Corp.	82,220	20,735,884
		151,174,833
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 11.9%
Biotechnology – 1.8%
Vertex Pharmaceuticals, Inc. (A)	62,427	$30,956,925
Health care equipment and supplies – 1.9%
DexCom, Inc. (A)	112,185	7,778,908
Intuitive Surgical, Inc. (A)	52,393	25,810,364
		33,589,272
Pharmaceuticals – 8.2%
AstraZeneca PLC, ADR	243,455	21,331,527
Eli Lilly & Company	82,543	79,242,931
Novo Nordisk A/S, ADR	289,359	40,267,198
		140,841,656
		205,387,853
Industrials – 4.4%
Aerospace and defense – 2.2%
General Electric Company	98,216	17,150,478
The Boeing Company (A)	115,439	20,056,372
		37,206,850
Electrical equipment – 0.9%
Eaton Corp. PLC	52,612	16,148,201
Ground transportation – 1.3%
Uber Technologies, Inc. (A)	304,983	22,303,407
		75,658,458
Information technology – 38.8%
Electronic equipment, instruments and components – 0.3%
Keysight Technologies, Inc. (A)	33,021	5,089,197
IT services – 1.2%
MongoDB, Inc. (A)	47,444	13,796,241
Snowflake, Inc., Class A (A)	66,742	7,623,939
		21,420,180
Semiconductors and semiconductor equipment – 17.0%
Advanced Micro Devices, Inc. (A)	144,506	21,467,811
Analog Devices, Inc.	67,695	15,897,494
ASML Holding NV, NYRS	26,242	23,719,357
Broadcom, Inc.	499,781	81,374,342
NVIDIA Corp.	1,267,362	151,284,999
		293,744,003
Software – 14.5%
Adobe, Inc. (A)	29,652	17,032,405
Cadence Design Systems, Inc. (A)	82,734	22,249,655
Crowdstrike Holdings, Inc., Class A (A)	63,672	17,654,972
Datadog, Inc., Class A (A)	114,802	13,346,881
Microsoft Corp.	312,669	130,426,747
Palo Alto Networks, Inc. (A)	33,126	12,015,463
Salesforce, Inc.	32,910	8,322,939
ServiceNow, Inc. (A)	34,610	29,591,550
		250,640,612
Technology hardware, storage and peripherals – 5.8%
Apple, Inc.	442,488	101,329,752
		672,223,744
TOTAL COMMON STOCKS (Cost $696,641,259)		$1,727,225,002

The accompanying notes are an integral part of the financial statements.	3

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2300% (B)	4,838,592	$4,838,592
TOTAL SHORT-TERM INVESTMENTS (Cost $4,838,592)		$4,838,592
Total Investments (Capital Appreciation Fund) (Cost $701,479,851) – 100.1%		$1,732,063,594
Other assets and liabilities, net – (0.1%)		(2,374,349)
TOTAL NET ASSETS – 100.0%		$1,729,689,245
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-24.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 63.6%
Communication services – 3.2%
Interactive media and services – 3.2%
Alphabet, Inc., Class A (A)	131,914	$21,552,109
Meta Platforms, Inc., Class A	29,835	15,553,284
		37,105,393
Consumer discretionary – 5.0%
Broadline retail – 2.8%
Amazon.com, Inc. (A)(B)	184,351	32,906,654
Diversified consumer services – 0.5%
Service Corp. International	79,133	6,193,740
Hotels, restaurants and leisure – 1.7%
Hilton Worldwide Holdings, Inc.	38,079	8,363,672
McDonald's Corp. (A)	13,900	4,012,374
Yum! Brands, Inc. (A)	54,500	7,353,140
		19,729,186
		58,829,580
Energy – 1.6%
Oil, gas and consumable fuels – 1.6%
Canadian Natural Resources, Ltd.	378,419	13,702,552
Chesapeake Energy Corp. (C)	63,002	4,693,019
		18,395,571
Financials – 4.6%
Capital markets – 1.4%
Intercontinental Exchange, Inc.	76,030	12,282,647
KKR & Company, Inc.	32,745	4,052,849
		16,335,496
Financial services – 2.4%
Mastercard, Inc., Class A	31,451	15,201,526
Visa, Inc., Class A (A)	46,373	12,816,106
		28,017,632
Insurance – 0.8%
Marsh & McLennan Companies, Inc.	41,087	9,347,703
		53,700,831
Health care – 15.4%
Biotechnology – 1.4%
AbbVie, Inc.	56,599	11,110,950
Argenx SE, ADR (B)	2,700	1,396,764
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Biogen, Inc. (B)	18,098	$3,705,746
		16,213,460
Health care equipment and supplies – 2.7%
Abbott Laboratories	16,815	1,904,635
Becton, Dickinson and Company	107,733	26,115,557
GE HealthCare Technologies, Inc.	39,177	3,322,993
		31,343,185
Health care providers and services – 4.4%
Humana, Inc.	16,001	5,671,874
McKesson Corp.	21,852	12,260,720
UnitedHealth Group, Inc.	56,037	33,073,037
		51,005,631
Life sciences tools and services – 6.2%
Avantor, Inc. (B)	338,069	8,735,703
Danaher Corp.	94,537	25,459,759
Revvity, Inc.	210,584	25,804,963
Thermo Fisher Scientific, Inc.	19,826	12,194,378
		72,194,803
Pharmaceuticals – 0.7%
Eli Lilly & Company	8,955	8,596,979
		179,354,058
Industrials – 6.5%
Aerospace and defense – 1.3%
Northrop Grumman Corp.	7,500	3,924,075
RTX Corp.	94,223	11,621,465
		15,545,540
Commercial services and supplies – 2.2%
Veralto Corp. (A)	96,580	10,858,489
Waste Connections, Inc.	78,560	14,651,440
		25,509,929
Machinery – 3.0%
Fortive Corp. (A)	341,138	25,380,667
Ingersoll Rand, Inc.	99,345	9,085,100
		34,465,767
		75,521,236
Information technology – 20.8%
Electronic equipment, instruments and components – 0.5%
Teledyne Technologies, Inc. (B)	13,006	5,628,997
Semiconductors and semiconductor equipment – 5.0%
Advanced Micro Devices, Inc. (B)	71,432	10,611,938
Broadcom, Inc.	58,600	9,541,252
NVIDIA Corp.	288,830	34,477,637
NXP Semiconductors NV	17,000	4,358,120
		58,988,947
Software – 13.5%
Aurora Innovation, Inc. (B)	2,528,429	11,807,763
Autodesk, Inc. (B)	25,862	6,682,741
Intuit, Inc.	35,160	22,159,942
Microsoft Corp. (A)	139,636	58,247,761
PTC, Inc. (B)	115,185	20,628,482
Roper Technologies, Inc.	38,706	21,458,993
Salesforce, Inc.	64,938	16,422,820
		157,408,502
Technology hardware, storage and peripherals – 1.8%
Apple, Inc. (A)	89,648	20,529,392
		242,555,838

The accompanying notes are an integral part of the financial statements.	4

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 1.9%
Chemicals – 1.1%
Linde PLC	27,206	$13,011,270
Construction materials – 0.8%
Martin Marietta Materials, Inc.	17,123	9,146,422
		22,157,692
Utilities – 4.6%
Electric utilities – 0.4%
Exelon Corp.	110,610	4,213,135
Multi-utilities – 4.1%
Ameren Corp.	164,284	13,555,073
CenterPoint Energy, Inc.	530,867	14,492,669
CMS Energy Corp.	54,525	3,700,067
DTE Energy Company	73,311	9,165,341
NiSource, Inc.	230,552	7,622,049
		48,535,199
Water utilities – 0.1%
Essential Utilities, Inc.	37,579	1,465,205
		54,213,539
TOTAL COMMON STOCKS (Cost $572,048,862)		$741,833,738
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
Electric utilities – 0.0%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month CME Term SOFR + 3.394%)	8,080	193,516
Multi-utilities – 0.1%
CMS Energy Corp., 5.875%	47,262	1,164,063
CMS Energy Corp., 5.875%	19,653	484,643
		1,648,706
		1,842,222
TOTAL PREFERRED SECURITIES (Cost $1,874,875)		$1,842,222
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.9%
U.S. Government – 10.9%
U.S. Treasury Notes
3.875%, 08/15/2034	$28,509,500	28,407,044
4.000%, 02/15/2034	39,864,900	40,114,056
4.375%, 05/15/2034	34,460,700	35,709,900
4.500%, 11/15/2033	21,981,500	22,980,113
		127,211,113
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $123,866,541)		$127,211,113
CORPORATE BONDS - 11.1%
Communication services - 0.9%
CCO Holdings LLC
5.000%, 02/01/2028 (D)	4,162,000	4,010,509
5.125%, 05/01/2027 (D)	5,736,000	5,621,740
5.500%, 05/01/2026 (D)	419,000	417,933
Lamar Media Corp.
3.625%, 01/15/2031	120,000	108,661
3.750%, 02/15/2028	754,000	722,416
4.875%, 01/15/2029	137,000	134,553
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	90,000	89,720
		11,105,532
Consumer discretionary - 2.5%
Cedar Fair LP
5.250%, 07/15/2029	1,000,000	985,533
5.375%, 04/15/2027	1,120,000	1,114,575
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Cedar Fair LP (continued)
6.500%, 10/01/2028	$1,167,000	$1,181,684
Clarios Global LP
6.250%, 05/15/2026 (D)	689,000	689,099
6.750%, 05/15/2025 (D)	539,000	539,478
8.500%, 05/15/2027 (D)	1,465,000	1,479,375
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	1,736,000	1,556,034
3.750%, 05/01/2029 (D)	1,545,000	1,453,315
4.000%, 05/01/2031 (D)	1,193,000	1,102,409
4.875%, 01/15/2030	1,388,000	1,362,026
5.375%, 05/01/2025 (D)	482,000	480,662
5.750%, 05/01/2028 (D)	1,800,000	1,803,139
5.875%, 04/01/2029 (D)	604,000	615,519
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	608,000	604,736
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	2,065,000	2,036,813
Life Time, Inc. 5.750%, 01/15/2026 (D)	1,160,000	1,160,190
Marriott International, Inc. 3.125%, 06/15/2026	85,000	82,769
Service Corp. International
3.375%, 08/15/2030	669,000	600,369
4.625%, 12/15/2027	109,000	106,950
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (D)	1,863,000	1,849,740
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	367,000	366,776
Vail Resorts, Inc. 6.500%, 05/15/2032 (D)	658,000	683,955
Yum! Brands, Inc.
3.625%, 03/15/2031	1,263,000	1,159,222
4.625%, 01/31/2032	2,575,000	2,440,503
4.750%, 01/15/2030 (D)	1,138,000	1,116,584
5.350%, 11/01/2043	1,025,000	990,890
5.375%, 04/01/2032	1,259,000	1,248,139
6.875%, 11/15/2037	511,000	570,883
		29,381,367
Financials - 3.3%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	375,000	361,421
5.875%, 11/01/2029 (D)	609,000	592,887
6.750%, 10/15/2027 to 04/15/2028 (D)	3,997,000	4,036,137
7.000%, 01/15/2031 (D)	2,440,000	2,521,864
AmWINS Group, Inc. 6.375%, 02/15/2029 (D)	599,000	614,168
AssuredPartners, Inc. 7.500%, 02/15/2032 (D)	339,000	345,812
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	1,386,000	1,319,112
HUB International, Ltd.
5.625%, 12/01/2029 (D)	908,000	886,391
7.250%, 06/15/2030 (D)	10,311,000	10,767,231
7.375%, 01/31/2032 (D)	5,965,000	6,184,136
Intercontinental Exchange, Inc.
3.625%, 09/01/2028 (D)	264,000	255,255
4.000%, 09/15/2027	167,000	165,428
MSCI, Inc.
3.250%, 08/15/2033 (D)	1,131,000	981,127
3.625%, 09/01/2030 to 11/01/2031 (D)	2,090,000	1,912,292
3.875%, 02/15/2031 (D)	1,347,000	1,259,753
4.000%, 11/15/2029 (D)	1,552,000	1,482,859

The accompanying notes are an integral part of the financial statements.	5

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (D)	$1,619,000	$1,686,370
Ryan Specialty LLC 4.375%, 02/01/2030 (D)	306,000	293,156
USI, Inc. 7.500%, 01/15/2032 (D)	2,291,000	2,399,839
		38,065,238
Health care - 1.3%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	1,021,000	954,086
4.625%, 07/15/2028 (D)	2,637,000	2,566,247
Becton, Dickinson and Company 3.700%, 06/06/2027	418,000	409,602
Biogen, Inc.
3.150%, 05/01/2050	1,863,000	1,262,455
3.250%, 02/15/2051	87,000	59,971
5.200%, 09/15/2045	506,000	481,431
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (D)	515,000	482,583
4.000%, 03/15/2031 (D)	899,000	827,323
4.250%, 05/01/2028 (D)	836,000	806,082
GE HealthCare Technologies, Inc. 5.650%, 11/15/2027	303,000	312,867
Heartland Dental LLC 10.500%, 04/30/2028 (D)	1,169,000	1,252,054
Hologic, Inc. 3.250%, 02/15/2029 (D)	609,000	562,436
IQVIA, Inc.
5.000%, 05/15/2027 (D)	937,000	930,225
5.700%, 05/15/2028	1,799,000	1,854,283
6.500%, 05/15/2030 (D)	628,000	651,535
Medline Borrower LP 6.250%, 04/01/2029 (D)	670,000	690,653
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (D)	436,000	419,942
Revvity, Inc. 3.300%, 09/15/2029	177,000	165,686
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (D)	468,000	491,549
Teleflex, Inc.
4.250%, 06/01/2028 (D)	145,000	139,348
4.625%, 11/15/2027	501,000	491,387
		15,811,745
Industrials - 1.8%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (D)	833,000	800,829
4.000%, 07/01/2029 (D)	521,000	503,469
5.950%, 08/04/2033	572,000	605,513
Broadridge Financial Solutions, Inc. 2.600%, 05/01/2031	178,000	154,633
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	1,475,148	1,460,889
GFL Environmental, Inc.
4.000%, 08/01/2028 (D)	634,000	604,360
4.375%, 08/15/2029 (D)	520,000	493,733
4.750%, 06/15/2029 (D)	589,000	569,954
6.750%, 01/15/2031 (D)	337,000	352,023
Howmet Aerospace, Inc.
3.000%, 01/15/2029	817,000	767,568
5.900%, 02/01/2027	737,000	759,644
Korn Ferry 4.625%, 12/15/2027 (D)	951,000	926,306
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	1,462,367	1,475,938
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Sensata Technologies BV
4.000%, 04/15/2029 (D)	$1,016,000	$956,602
5.875%, 09/01/2030 (D)	427,000	426,500
Sensata Technologies, Inc.
3.750%, 02/15/2031 (D)	796,000	718,753
4.375%, 02/15/2030 (D)	322,000	304,070
6.625%, 07/15/2032 (D)	200,000	206,943
TransDigm, Inc.
5.500%, 11/15/2027	1,721,000	1,710,881
6.375%, 03/01/2029 (D)	2,157,000	2,222,920
6.625%, 03/01/2032 (D)	2,653,000	2,759,040
7.125%, 12/01/2031 (D)	1,569,000	1,656,894
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	105,791	105,035
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	226,429	222,863
		20,765,360
Information technology - 0.4%
Broadcom, Inc. 4.150%, 04/15/2032 (D)	490,000	467,458
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	299,000	284,209
4.875%, 07/01/2029 (D)	220,000	211,832
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	137,457
Gartner, Inc.
3.625%, 06/15/2029 (D)	940,000	887,487
3.750%, 10/01/2030 (D)	457,000	423,171
4.500%, 07/01/2028 (D)	637,000	625,596
Motorola Solutions, Inc.
2.300%, 11/15/2030	126,000	109,853
2.750%, 05/24/2031	88,000	77,810
PTC, Inc. 4.000%, 02/15/2028 (D)	549,000	528,582
UKG, Inc. 6.875%, 02/01/2031 (D)	462,000	477,903
VMware LLC 4.700%, 05/15/2030	294,000	293,654
		4,525,012
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	792,000	814,928
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	126,000	108,375
		923,303
Real estate - 0.8%
American Tower Corp.
1.500%, 01/31/2028	119,000	107,231
1.875%, 10/15/2030	487,000	413,307
2.100%, 06/15/2030	380,000	330,654
2.900%, 01/15/2030	389,000	356,169
3.800%, 08/15/2029	559,000	536,564
Crown Castle, Inc.
4.300%, 02/15/2029	147,000	144,293
4.900%, 09/01/2029	556,000	560,784
5.200%, 09/01/2034	926,000	925,627
5.600%, 06/01/2029	113,000	117,166
SBA Communications Corp.
3.125%, 02/01/2029	2,059,000	1,894,726
3.875%, 02/15/2027	1,550,000	1,499,447
SBA Tower Trust 6.599%, 01/15/2028 (D)	68,000	70,323

The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
VICI Properties LP
3.750%, 02/15/2027 (D)	$399,000	$386,869
4.125%, 08/15/2030 (D)	309,000	291,070
4.625%, 12/01/2029 (D)	94,000	91,442
5.125%, 05/15/2032	252,000	249,103
5.750%, 02/01/2027 (D)	294,000	297,628
5.750%, 04/01/2034	738,000	760,181
		9,032,584
TOTAL CORPORATE BONDS (Cost $126,007,078)		$129,610,141
TERM LOANS (E) – 10.2%
Communication services – 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2 (3 month CME Term SOFR + 1.750%) 7.082%, 02/01/2027	1,205,343	1,204,174
Consumer discretionary – 1.0%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 7.026%, 11/08/2030	3,875,965	3,880,384
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.097%, 12/15/2027	4,271,285	4,272,865
Varsity Brands, Inc., 2024 Term Loan B TBD 08/26/2031 (F)	3,143,000	3,128,259
		11,281,508
Financials – 4.1%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 3.500%) 8.811%, 11/06/2030	4,499,010	4,511,023
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%) 7.611%, 02/19/2028	1,737,192	1,739,363
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%) 8.747%, 02/14/2031	4,399,971	4,407,142
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 3.250%) 8.497%, 06/14/2031	3,759,377	3,756,670
HUB International, Ltd., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%) 8.225%, 06/20/2030	16,809,249	16,816,309
Ryan Specialty LLC, Term Loan (1 month CME Term SOFR + 2.750%) 7.997%, 09/01/2027	992,391	995,695
Truist Insurance Holdings LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%) 8.585%, 05/06/2031	3,008,395	3,009,027
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%) 10.085%, 05/06/2032	4,122,231	4,183,322
USI, Inc., 2024 Term Loan (2029) (3 month CME Term SOFR + 2.750%) 8.085%, 11/22/2029	2,855,117	2,854,061
USI, Inc., 2024 Term Loan (2030) (3 month CME Term SOFR + 2.750%) 8.085%, 09/27/2030	5,465,886	5,462,006
		47,734,618
Health care – 1.2%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 9.111%, 12/23/2027	2,090,085	2,043,058
Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Health care (continued)
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 8.736%, 12/23/2027		$1,456,555	1,417,330
ADMI Corp., 2023 Term Loan B5 (1 month CME Term SOFR + 5.750%) 10.997%, 12/23/2027		366,520	368,352
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 8.502%, 02/15/2029		2,924,601	2,899,537
Avantor Funding, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%) 7.347%, 11/08/2027		90,810	91,289
Heartland Dental LLC, 2024 Term Loan (1 month CME Term SOFR + 4.500%) 9.747%, 04/28/2028		2,204,441	2,180,479
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month CME Term SOFR + 3.750%) 9.097%, 04/21/2027		711,915	704,439
Loire Finco Luxembourg Sarl, USD Term Loan B (1 month CME Term SOFR + 3.500%) 8.847%, 04/21/2027		3,909,268	3,870,175
Medline Borrower LP, 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 7.997%, 10/23/2028		668,435	669,745
			14,244,404
Industrials – 1.0%
Filtration Group Corp., 2021 Incremental Term Loan (1 month CME Term SOFR + 3.500%) 8.861%, 10/21/2028		4,997,837	5,009,632
Filtration Group Corp., 2023 EUR Term Loan (1 month EURIBOR + 4.250%) 7.842%, 10/21/2028	EUR	2,012,211	2,216,890
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month CME Term SOFR + 3.750%) 9.032%, 10/20/2027		$1,528,534	1,560,435
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 7.097%, 11/16/2026		709,626	709,846
Trans Union LLC, 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%) 7.247%, 12/01/2028		138,674	138,737
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%) 8.085%, 08/24/2028		176,059	176,742
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 8.085%, 03/22/2030		1,662,521	1,668,706
			11,480,988
Information technology – 2.6%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 3.000%) 8.286%, 02/24/2031		10,972,284	11,013,430
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%) 10.585%, 02/23/2032		1,422,401	1,472,185
Azalea TopCo, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.747%, 04/30/2031		2,301,000	2,293,614
Ellucian Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.847%, 10/09/2029		4,060,431	4,068,065
Epicor Software Corp., 2024 Term Loan (1 month CME Term SOFR + 3.250%) 8.497%, 05/23/2031		1,901,819	1,908,228

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Information technology (continued)
Informatica LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%) 7.497%, 10/27/2028	$375,557	376,263
Quartz Acquireco LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 8.085%, 06/28/2030	630,585	629,993
Severin Acquisition LLC, 2018 Term Loan B (3 month CME Term SOFR + 3.000%) 8.252%, 08/01/2027	469,897	470,014
Storable, Inc., Term Loan B (1 month CME Term SOFR + 3.500%) 8.747%, 04/17/2028	1,798,425	1,801,050
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 8.555%, 02/10/2031	6,037,809	6,050,670
		30,083,512
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%) 7.250%, 01/25/2031	2,290,058	2,292,302
TOTAL TERM LOANS (Cost $118,142,693)		$118,321,506
SHORT-TERM INVESTMENTS – 4.9%
Short-term funds – 4.9%
John Hancock Collateral Trust, 5.2747% (G)(H)	445,679	$4,456,613
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2300% (G)	7,639,828	7,639,828
T. Rowe Price Government Reserve Fund, 5.3251% (G)	45,606,639	45,606,639
TOTAL SHORT-TERM INVESTMENTS (Cost $57,701,518)		$57,703,080
Total Investments (Capital Appreciation Value Fund) (Cost $999,641,567) – 100.8%		$1,176,521,800
Other assets and liabilities, net – (0.8%)		(9,734,173)
TOTAL NET ASSETS – 100.0%		$1,166,787,627
Capital Appreciation Value Fund (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 8-31-24.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 8-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Abbott Laboratories	USD	120.00	Jan 2025	31	3,100	$8,397	$(9,655)
GSI	Abbott Laboratories	USD	125.00	Jan 2025	31	3,100	4,424	(5,415)
CITI	AbbVie, Inc.	USD	160.00	Jan 2025	103	10,300	124,323	(404,231)
CITI	AbbVie, Inc.	USD	165.00	Jan 2025	104	10,400	104,728	(360,948)
JPM	AbbVie, Inc.	USD	165.00	Jan 2025	26	2,600	18,648	(90,237)
JPM	AbbVie, Inc.	USD	170.00	Jan 2025	27	2,700	14,794	(81,786)
CITI	AbbVie, Inc.	USD	175.00	Jan 2025	130	13,000	87,360	(338,612)
WFB	Alphabet, Inc., Class A	USD	175.00	Jan 2025	16	1,600	12,391	(11,348)
WFB	Alphabet, Inc., Class A	USD	180.00	Jan 2025	72	7,200	84,488	(39,481)
WFB	Alphabet, Inc., Class A	USD	185.00	Jan 2025	16	1,600	7,437	(6,732)
WFB	Amazon.com, Inc.	USD	200.00	Jan 2025	50	5,000	31,544	(31,075)
UBS	Ameren Corp.	USD	90.00	Dec 2024	38	3,800	2,745	(2,803)
JPM	Apple, Inc.	USD	200.00	Jan 2025	79	7,900	92,588	(286,331)
JPM	Apple, Inc.	USD	215.00	Jan 2025	79	7,900	47,163	(193,027)
JPM	Apple, Inc.	USD	250.00	Jan 2025	62	6,200	30,772	(37,933)
UBS	Danaher Corp.	USD	300.00	Jan 2025	48	4,800	50,895	(25,794)
UBS	Danaher Corp.	USD	300.00	Jan 2025	65	6,500	58,377	(34,929)
The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
UBS	Danaher Corp.	USD	300.00	Jan 2025	25	2,500	$12,750	$(13,434)
UBS	Danaher Corp.	USD	330.00	Jan 2026	65	6,500	105,146	(84,951)
BARC	DTE Energy Company	USD	130.00	Jan 2025	16	1,600	4,561	(5,608)
BARC	DTE Energy Company	USD	135.00	Jan 2025	16	1,600	2,358	(3,090)
CITI	Exelon Corp	USD	42.00	Jan 2025	150	15,000	5,090	(6,049)
UBS	GE HealthCare Technologies, Inc.	USD	85.00	Jan 2025	20	2,000	9,879	(11,436)
UBS	GE HealthCare Technologies, Inc.	USD	85.00	Jan 2025	59	5,900	30,584	(33,737)
UBS	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2025	20	2,000	6,385	(6,740)
UBS	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2025	59	5,900	19,779	(19,882)
BARC	Hilton Worldwide Holdings, Inc.	USD	220.00	Jan 2025	19	1,900	15,631	(26,946)
BARC	Hilton Worldwide Holdings, Inc.	USD	220.00	Jan 2025	14	1,400	12,626	(19,855)
BARC	Hilton Worldwide Holdings, Inc.	USD	230.00	Jan 2025	19	1,900	10,146	(17,567)
BARC	Hilton Worldwide Holdings, Inc.	USD	230.00	Jan 2025	14	1,400	8,280	(12,944)
BOA	Ingersoll Rand, Inc.	USD	100.00	Dec 2024	53	5,300	26,892	(14,022)
BOA	Ingersoll Rand, Inc.	USD	105.00	Dec 2024	53	5,300	17,999	(8,330)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	54	5,400	33,532	(209,255)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	40	4,000	29,795	(155,004)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	54	5,400	23,821	(183,525)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	40	4,000	21,433	(135,944)
BOA	Intercontinental Exchange, Inc.	USD	140.00	Jan 2025	34	3,400	19,720	(84,016)
BOA	Intercontinental Exchange, Inc.	USD	140.00	Jan 2025	36	3,600	20,232	(88,958)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	34	3,400	13,906	(69,012)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	37	3,700	14,615	(75,101)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	40	4,000	17,516	(81,190)
BOA	Intercontinental Exchange, Inc.	USD	155.00	Jan 2025	40	4,000	6,926	(49,284)
BOA	Intercontinental Exchange, Inc.	USD	165.00	Jan 2025	50	5,000	22,670	(30,871)
BOA	Intuit, Inc.	USD	700.00	Jan 2025	7	700	29,449	(13,487)
BOA	Intuit, Inc.	USD	740.00	Jan 2025	7	700	18,809	(7,380)
CITI	KKR & Company, Inc.	USD	115.00	Jan 2025	52	5,200	39,276	(82,682)
CITI	KKR & Company, Inc.	USD	120.00	Jan 2025	52	5,200	30,346	(65,708)
CITI	KKR & Company, Inc.	USD	130.00	Jan 2025	50	5,000	27,049	(36,791)
CITI	KKR & Company, Inc.	USD	120.00	Jan 2026	20	2,000	26,356	(46,136)
CITI	KKR & Company, Inc.	USD	125.00	Jan 2026	20	2,000	22,460	(40,791)
CITI	KKR & Company, Inc.	USD	130.00	Jan 2026	20	2,000	19,834	(35,895)
WFB	Linde PLC	USD	440.00	Jan 2025	12	1,200	22,172	(60,993)
WFB	Linde PLC	USD	440.00	Jan 2025	10	1,000	18,400	(50,827)
WFB	Linde PLC	USD	450.00	Jan 2025	10	1,000	14,822	(42,735)
WFB	Linde PLC	USD	450.00	Jan 2025	12	1,200	17,868	(51,281)
WFB	Linde PLC	USD	450.00	Jan 2025	21	2,100	45,119	(89,743)
WFB	Linde PLC	USD	460.00	Jan 2025	14	1,400	28,858	(49,240)
WFB	Linde PLC	USD	460.00	Jan 2025	15	1,500	39,132	(52,757)
WFB	Linde PLC	USD	460.00	Jan 2025	14	1,400	21,279	(49,240)
WFB	Linde PLC	USD	460.00	Jan 2025	19	1,900	30,058	(66,826)
WFB	Linde PLC	USD	460.00	Jan 2025	21	2,100	34,824	(73,860)
WFB	Linde PLC	USD	470.00	Jan 2025	19	1,900	23,218	(53,682)
WFB	Linde PLC	USD	480.00	Jan 2025	14	1,400	19,953	(30,925)
WFB	Linde PLC	USD	480.00	Jan 2025	15	1,500	27,437	(33,134)
WFB	Linde PLC	USD	480.00	Jan 2025	19	1,900	17,461	(41,970)
WFB	Linde PLC	USD	485.00	Jan 2025	14	1,400	10,721	(27,046)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Dec 2024	61	6,100	48,983	(138,138)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Dec 2024	63	6,300	54,621	(142,667)
JPM	Mastercard, Inc., Class A	USD	480.00	Jan 2025	18	1,800	43,326	(51,955)
JPM	Mastercard, Inc., Class A	USD	490.00	Jan 2025	19	1,900	38,513	(43,960)
JPM	Mastercard, Inc., Class A	USD	490.00	Jan 2025	7	700	11,135	(16,196)
JPM	Mastercard, Inc., Class A	USD	500.00	Jan 2025	18	1,800	30,276	(32,710)
JPM	Mastercard, Inc., Class A	USD	515.00	Jan 2025	7	700	5,308	(8,542)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	23	2,300	32,016	(7,326)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	23	2,300	27,186	(7,326)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	23	2,300	27,186	(5,524)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	23	2,300	22,931	(5,524)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	24	2,400	23,928	(4,303)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	23	2,300	19,481	(4,123)
GSI	McKesson Corp.	USD	600.00	Jan 2025	21	2,100	62,517	(34,211)
GSI	McKesson Corp.	USD	620.00	Jan 2025	21	2,100	44,352	(21,974)
The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
UBS	McKesson Corp.	USD	620.00	Jan 2025	50	5,000	$103,600	$(52,319)
GSI	McKesson Corp.	USD	640.00	Jan 2025	4	400	11,682	(2,593)
GSI	McKesson Corp.	USD	680.00	Jan 2025	4	400	6,429	(924)
BOA	Meta Platforms, Inc., Class A	USD	590.00	Jan 2025	13	1,300	42,356	(29,083)
WFB	Microsoft Corp.	USD	465.00	Jan 2025	25	2,500	27,019	(22,219)
BARC	Northrop Grumman Corp.	USD	490.00	Jan 2025	54	5,400	124,686	(266,527)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	8	800	19,174	(12,300)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	6	600	14,961	(9,225)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	13	1,300	37,285	(19,987)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	8	800	13,840	(7,341)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	6	600	10,854	(5,506)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	13	1,300	26,122	(11,929)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	4	400	9,119	(3,670)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	7	700	16,366	(6,423)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	4	400	5,095	(2,152)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	7	700	9,246	(3,765)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	19	1,900	4,561	(10,220)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	4	400	3,207	(1,280)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	7	700	5,874	(2,240)
GSI	RTX Corp.	USD	115.00	Jan 2025	52	5,200	16,993	(64,586)
GSI	RTX Corp.	USD	120.00	Jan 2025	52	5,200	10,196	(46,336)
GSI	RTX Corp.	USD	125.00	Jan 2025	32	3,200	10,385	(19,327)
GSI	RTX Corp.	USD	130.00	Jan 2025	32	3,200	5,991	(12,383)
GSI	Teledyne Technologies, Inc.	USD	430.00	Dec 2024	1	100	1,192	(2,454)
GSI	Teledyne Technologies, Inc.	USD	440.00	Dec 2024	4	400	3,444	(7,495)
GSI	Teledyne Technologies, Inc.	USD	450.00	Dec 2024	1	100	558	(1,407)
GSI	Teledyne Technologies, Inc.	USD	460.00	Dec 2024	4	400	999	(4,223)
JPM	Thermo Fisher Scientific, Inc.	USD	650.00	Jan 2025	21	2,100	75,906	(46,472)
JPM	Thermo Fisher Scientific, Inc.	USD	670.00	Jan 2025	13	1,300	15,504	(19,734)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2025	46	4,600	195,940	(201,365)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2025	58	5,800	184,720	(190,376)
UBS	Veralto Corp.	USD	110.00	Jan 2025	36	3,600	17,097	(29,672)
UBS	Veralto Corp.	USD	115.00	Jan 2025	36	3,600	12,150	(19,634)
UBS	Veralto Corp.	USD	115.00	Jan 2025	16	1,600	7,739	(8,726)
UBS	Veralto Corp.	USD	120.00	Jan 2025	16	1,600	4,691	(5,408)
GSI	Visa, Inc., Class A	USD	300.00	Jan 2025	38	3,800	12,029	(20,480)
GSI	Visa, Inc., Class A	USD	305.00	Jan 2025	29	2,900	32,248	(11,963)
GSI	Visa, Inc., Class A	USD	310.00	Jan 2025	29	2,900	27,898	(9,055)
GSI	Visa, Inc., Class A	USD	315.00	Jan 2025	30	3,000	24,660	(7,028)
CITI	Waste Connections, Inc.	USD	175.00	Dec 2024	18	1,800	6,928	(29,241)
CITI	Waste Connections, Inc.	USD	175.00	Dec 2024	9	900	3,547	(14,621)
CITI	Waste Connections, Inc.	USD	180.00	Dec 2024	18	1,800	4,060	(22,202)
CITI	Waste Connections, Inc.	USD	180.00	Dec 2024	9	900	2,327	(11,101)
CITI	Waste Connections, Inc.	USD	195.00	Dec 2024	13	1,300	3,661	(4,952)
CITI	Waste Connections, Inc.	USD	200.00	Dec 2024	13	1,300	1,883	(2,926)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	18	1,800	10,666	(7,669)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	7	700	3,992	(2,982)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	10	1,000	5,352	(4,260)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	26	2,600	15,720	(11,077)
JPM	Yum! Brands, Inc.	USD	145.00	Jan 2025	67	6,700	39,787	(16,098)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	54	5,400	24,271	(12,974)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	38	3,800	19,855	(9,130)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	17	1,700	9,215	(4,085)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	18	1,800	6,952	(4,325)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	7	700	2,579	(1,682)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	10	1,000	3,404	(2,403)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	26	2,600	10,293	(6,247)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	30	3,000	12,104	(3,674)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	47	4,700	26,805	(5,756)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	54	5,400	16,955	(6,614)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	38	3,800	13,939	(4,654)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	17	1,700	6,495	(2,082)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	18	1,800	4,247	(2,205)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	7	700	1,558	(857)
The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	10	1,000	$2,015	$(1,225)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	26	2,600	6,322	(3,184)
							$3,786,754	$(6,430,749)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 52.1%
U.S. Government – 24.7%
U.S. Treasury Bonds
1.125%, 05/15/2040	$1,610,000	$1,042,098
1.375%, 11/15/2040	7,895,000	5,243,390
1.750%, 08/15/2041	62,385,000	43,364,886
1.875%, 02/15/2041	12,825,000	9,222,978
2.000%, 11/15/2041 to 02/15/2050	57,360,000	38,640,134
2.250%, 05/15/2041 to 08/15/2049	31,451,000	23,803,540
2.375%, 02/15/2042 to 11/15/2049	39,280,000	29,402,899
2.875%, 05/15/2049	6,815,000	5,288,813
3.125%, 05/15/2048	4,567,000	3,730,490
3.375%, 11/15/2048	12,152,000	10,355,308
3.875%, 05/15/2043	6,281,000	5,930,393
4.125%, 08/15/2044	5,140,000	5,015,516
4.625%, 05/15/2054	10,817,000	11,560,669
U.S. Treasury Notes
0.500%, 10/31/2027	4,155,000	3,751,186
0.750%, 03/31/2026 to 01/31/2028	11,192,000	10,412,844
1.000%, 07/31/2028	18,588,000	16,731,378
1.125%, 10/31/2026 to 08/31/2028	25,541,000	23,657,459
1.250%, 04/30/2028	36,701,000	33,559,910
1.375%, 10/31/2028	7,965,000	7,238,816
1.500%, 08/15/2026	3,854,000	3,678,462
1.625%, 09/30/2026	5,744,000	5,484,174
2.375%, 05/15/2027 to 03/31/2029	38,247,000	36,656,027
2.625%, 07/31/2029	3,646,000	3,462,845
2.875%, 04/30/2029	10,100,000	9,721,645
3.625%, 05/15/2026 to 03/31/2030	29,806,000	29,666,905
3.750%, 08/15/2027	14,442,000	14,426,204
3.875%, 12/31/2029 to 08/15/2034	31,884,000	31,925,531
4.000%, 08/31/2026 to 07/31/2029	17,501,000	17,634,592
4.125%, 01/31/2025 to 07/31/2031	2,523,000	2,546,756
4.250%, 05/15/2053	1,984,000	1,996,400
4.375%, 07/31/2026	3,325,000	3,349,938
4.500%, 11/30/2024	88,000	87,895
		448,590,081
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 27.4%
Federal Home Loan Bank 1.250%, (1.250% to 9-30-24, 1.500% to 9-30-25, 1.750% to 9-30-26, 2.000% to 9-30-27, 2.250% to 9-30-28, 2.500% to 9-30-29, 3.000% to 3-30-30, 3.500% to 9-30-30, 4.000% to 3-30-31, then 4.500% thereafter), 09/30/2031	$3,105,000	$2,728,088
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	31,872,713	27,680,053
2.500%, 04/01/2042 to 03/01/2052	11,516,397	10,161,319
3.000%, 09/01/2033 to 04/01/2047	27,823,135	25,505,353
3.150%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (A)	884,689	887,547
3.891%, 12/14/2029 (B)	2,068,000	1,685,095
3.963%, (30 day Average SOFR + 2.140%), 08/01/2052 (A)	925,937	888,452
4.000%, 03/01/2050	3,737,125	3,633,976
4.220%, (30 day Average SOFR + 2.304%), 05/01/2053 (A)	3,021,987	2,984,923
4.500%, 06/01/2039 to 07/01/2039	83,962	82,492
Federal National Mortgage Association
2.000%, 06/01/2040 to 03/01/2047	73,556,571	63,628,367
2.500%, 11/01/2036 to 03/01/2052	19,336,417	17,208,434
2.772%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	831,244	784,601
3.000%, 11/01/2039 to 02/01/2055	117,023,028	106,744,532
3.500%, 05/01/2037 to 04/01/2050	27,951,240	26,425,084
3.726%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.603%), 03/01/2050 (A)	1,684,757	1,705,328
3.943%, (30 day Average SOFR + 2.120%), 08/01/2052 (A)	384,504	369,902
4.000%, 01/01/2027 to 05/01/2049	13,177,288	12,909,434
4.089%, 11/15/2030 (B)	6,077,000	4,721,479

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.110%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	$1,480,861	$1,463,778
4.112%, (30 day Average SOFR + 2.120%), 07/01/2052 (A)	1,322,734	1,280,778
4.136%, (30 day Average SOFR + 2.132%), 10/01/2052 (A)	4,096,284	4,050,260
4.186%, (30 day Average SOFR + 2.128%), 11/01/2052 (A)	1,128,852	1,116,997
4.361%, (30 day Average SOFR + 2.125%), 07/01/2052 (A)	1,693,807	1,680,880
4.500%, 06/01/2041 to 11/01/2048	3,805,333	3,792,145
4.609%, (30 day Average SOFR + 2.126%), 08/01/2052 (A)	1,943,398	1,939,672
4.611%, (30 day Average SOFR + 2.123%), 08/01/2052 (A)	1,474,187	1,455,082
4.648%, (30 day Average SOFR + 2.130%), 08/01/2052 (A)	1,601,397	1,600,177
6.000%, TBA (C)	75,700,000	77,092,243
6.000%, 06/01/2054 to 07/01/2054	3,043,925	3,189,726
6.500%, TBA (C)	33,200,000	34,176,561
6.500%, 06/01/2054 to 08/01/2054	2,510,080	2,676,292
7.000%, 01/01/2054	6,855,413	7,164,829
7.500%, 01/01/2054	3,593,585	3,781,403
Government National Mortgage Association
2.500%, 12/20/2037 to 06/20/2038	4,094,375	3,813,119
3.000%, 06/20/2043 to 10/20/2050	7,599,536	6,901,335
3.500%, 01/20/2048	659,046	619,143
4.000%, 03/20/2048 to 04/20/2048	765,039	735,645
4.500%, 08/15/2047 to 02/20/2049	816,029	808,693
6.000%, 01/20/2053	6,025,942	6,237,953
6.500%, TBA (C)	22,700,000	23,156,908
		499,468,078
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $945,590,957)		$948,058,159
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	2,110,000	2,150,740
Bermuda – 0.0%
Government of Bermuda 5.000%, 07/15/2032 (D)	693,000	689,050
Israel – 0.2%
State of Israel
3.875%, 07/03/2050	698,000	512,988
4.500%, 01/17/2033	1,491,000	1,400,884
5.500%, 03/12/2034	1,916,000	1,914,563
		3,828,435
Mexico – 0.4%
Government of Mexico
2.659%, 05/24/2031	2,255,000	1,913,601
3.250%, 04/16/2030	622,000	563,806
3.500%, 02/12/2034	3,211,000	2,700,992
4.600%, 01/23/2046 to 02/10/2048	2,262,000	1,803,357
4.750%, 04/27/2032 to 03/08/2044	1,099,000	999,218
		7,980,974
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (D)	1,034,000	940,155
Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru – 0.1%
Republic of Peru 5.375%, 02/08/2035	$1,628,000	$1,649,376
Poland – 0.1%
Bank Gospodarstwa Krajowego 6.250%, 07/09/2054 (D)	1,093,000	1,177,708
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $18,123,901)		$18,416,438
CORPORATE BONDS – 25.2%
Communication services – 1.7%
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053	1,532,000	1,141,751
3.550%, 09/15/2055	930,000	657,519
3.650%, 09/15/2059	588,000	414,740
3.800%, 12/01/2057	1,691,000	1,239,431
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	1,901,000	1,311,327
3.900%, 06/01/2052	458,000	299,937
5.250%, 04/01/2053	791,000	647,731
5.500%, 04/01/2063	329,000	263,770
6.100%, 06/01/2029	3,001,000	3,100,566
6.150%, 11/10/2026	1,303,000	1,334,905
6.550%, 06/01/2034	1,667,000	1,726,824
Comcast Corp.
2.987%, 11/01/2063	703,000	434,254
4.049%, 11/01/2052	606,000	492,284
5.300%, 06/01/2034	2,573,000	2,667,329
5.350%, 11/15/2027	1,235,000	1,274,478
5.650%, 06/01/2054	1,285,000	1,344,230
Meta Platforms, Inc.
4.300%, 08/15/2029	1,305,000	1,313,825
4.550%, 08/15/2031	979,000	990,110
4.750%, 08/15/2034	1,631,000	1,641,236
5.400%, 08/15/2054	1,501,000	1,530,793
5.550%, 08/15/2064	2,153,000	2,205,409
Netflix, Inc.
4.900%, 08/15/2034	1,327,000	1,359,243
5.400%, 08/15/2054	1,078,000	1,123,526
Verizon Communications, Inc. 5.500%, 02/23/2054	1,140,000	1,169,459
WarnerMedia Holdings, Inc. 5.141%, 03/15/2052	1,169,000	889,140
		30,573,817
Consumer discretionary – 1.3%
Ford Motor Credit Company LLC
2.900%, 02/10/2029	3,360,000	3,041,869
4.000%, 11/13/2030	1,844,000	1,700,024
General Motors Financial Company, Inc. 2.700%, 06/10/2031	1,014,000	872,649
Hyundai Capital America
1.300%, 01/08/2026 (D)	1,185,000	1,129,610
5.300%, 06/24/2029 (D)	1,279,000	1,306,739
5.400%, 06/24/2031 (D)	959,000	985,533
5.600%, 03/30/2028 (D)	1,955,000	2,005,835
5.700%, 06/26/2030 (D)	425,000	443,456
Lowe's Companies, Inc.
4.250%, 04/01/2052	1,522,000	1,248,393
5.625%, 04/15/2053	305,000	308,434
5.750%, 07/01/2053	949,000	975,440
5.850%, 04/01/2063	313,000	320,239
McDonald's Corp.
4.800%, 08/14/2028	642,000	653,715
5.000%, 05/17/2029	1,604,000	1,648,930
5.450%, 08/14/2053	1,560,000	1,579,475
6.300%, 03/01/2038	958,000	1,071,413

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The Home Depot, Inc.
3.625%, 04/15/2052	$611,000	$475,144
4.750%, 06/25/2029	956,000	977,403
4.850%, 06/25/2031	635,000	650,246
5.300%, 06/25/2054	479,000	488,958
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	674,298
		22,557,803
Consumer staples – 1.4%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	3,980,000	3,931,014
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038 (E)	813,000	770,601
5.450%, 01/23/2039	639,000	672,406
5.800%, 01/23/2059	468,000	513,768
BAT Capital Corp.
4.390%, 08/15/2037	495,000	441,615
4.540%, 08/15/2047	1,799,000	1,471,400
6.000%, 02/20/2034	891,000	939,456
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	645,000	624,637
Imperial Brands Finance PLC 5.500%, 02/01/2030 (D)	1,093,000	1,115,991
JBS USA LUX SA
3.000%, 05/15/2032	1,784,000	1,524,670
3.625%, 01/15/2032	639,000	574,196
3.750%, 12/01/2031	448,000	406,034
6.500%, 12/01/2052	656,000	691,058
7.250%, 11/15/2053 (D)	1,553,000	1,782,749
PepsiCo, Inc. 3.900%, 07/18/2032	1,572,000	1,525,290
Philip Morris International, Inc.
4.875%, 02/15/2028	1,805,000	1,830,448
5.000%, 11/17/2025	1,327,000	1,331,710
5.250%, 09/07/2028	752,000	773,917
5.500%, 09/07/2030	879,000	921,198
5.750%, 11/17/2032	770,000	814,775
The Coca-Cola Company
4.650%, 08/14/2034	1,510,000	1,522,077
5.200%, 01/14/2055	1,312,000	1,336,724
5.400%, 05/13/2064	322,000	333,333
		25,849,067
Energy – 1.5%
BP Capital Markets America, Inc.
4.970%, 10/17/2029	1,404,000	1,439,598
5.017%, 11/17/2027	1,673,000	1,709,362
Devon Energy Corp.
5.200%, 09/15/2034	1,642,000	1,622,912
5.750%, 09/15/2054	821,000	796,695
Diamondback Energy, Inc.
5.150%, 01/30/2030	1,183,000	1,209,290
5.200%, 04/18/2027	633,000	643,665
5.400%, 04/18/2034	1,197,000	1,218,351
5.750%, 04/18/2054	635,000	635,258
5.900%, 04/18/2064	318,000	319,302
Enbridge, Inc.
5.625%, 04/05/2034	948,000	978,136
5.950%, 04/05/2054	316,000	326,728
6.000%, 11/15/2028	939,000	991,612
6.200%, 11/15/2030	939,000	1,014,741
Energy Transfer LP
5.250%, 07/01/2029	1,598,000	1,635,591
5.300%, 04/15/2047	639,000	592,723
5.600%, 09/01/2034	1,597,000	1,643,840
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP (continued)
5.950%, 05/15/2054	$1,456,000	$1,470,139
6.050%, 09/01/2054	959,000	981,424
Enterprise Products Operating LLC
4.950%, 02/15/2035	1,302,000	1,307,508
5.550%, 02/16/2055	781,000	794,645
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	1,047,037	922,093
2.625%, 03/31/2036 (D)	817,000	689,610
ONEOK, Inc. 6.625%, 09/01/2053	2,293,000	2,525,559
Petroleos Mexicanos
2.378%, 04/15/2025	87,500	85,492
2.460%, 12/15/2025	510,150	486,349
TotalEnergies Capital SA
5.150%, 04/05/2034	632,000	653,405
5.488%, 04/05/2054	633,000	653,108
5.638%, 04/05/2064	316,000	328,110
		27,675,246
Financials – 7.7%
Apollo Global Management, Inc. 5.800%, 05/21/2054	962,000	989,963
Banco Bilbao Vizcaya Argentaria SA
6.033%, (6.033% to 3-13-34, then 1 Year CMT + 1.950%), 03/13/2035	1,200,000	1,248,575
7.883%, (7.883% to 11-15-33, then 1 Year CMT + 3.300%), 11/15/2034	1,400,000	1,584,943
Banco Santander SA
5.538%, (5.538% to 3-14-29, then 1 Year CMT + 1.450%), 03/14/2030	1,400,000	1,438,413
6.527%, (6.527% to 11-7-26, then 1 Year CMT + 1.650%), 11/07/2027	1,000,000	1,037,112
6.607%, 11/07/2028	1,000,000	1,076,864
6.938%, 11/07/2033	2,400,000	2,729,697
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	4,291,000	4,070,647
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	4,385,000	4,228,028
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	2,893,000	2,899,271
5.933%, (5.933% to 9-15-26, then Overnight SOFR + 1.340%), 09/15/2027	325,000	333,399
Barclays PLC
5.674%, (5.764% to 3-12-27, then Overnight SOFR + 1.490%), 03/12/2028	1,995,000	2,035,815
5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	1,995,000	2,056,731
BlackRock Funding, Inc.
4.900%, 01/08/2035	1,307,000	1,328,874
5.350%, 01/08/2055	947,000	971,724
BNP Paribas SA
5.176%, (5.176% to 1-9-29, then Overnight SOFR + 1.520%), 01/09/2030 (D)	1,967,000	2,000,600
5.894%, (5.894% to 12-5-33, then Overnight SOFR + 1.866%), 12/05/2034 (D)	1,967,000	2,087,963

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp.
5.463%, (5.463% to 7-26-29, then Overnight SOFR + 1.560%), 07/26/2030	$1,949,000	$1,984,119
5.884%, (5.884% to 7-26-34, then Overnight SOFR + 1.990%), 07/26/2035	1,299,000	1,332,443
Citibank NA 4.838%, 08/06/2029	3,731,000	3,782,313
Citigroup, Inc.
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	696,000	715,327
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	1,489,000	1,571,782
Citizens Financial Group, Inc. 5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	1,960,000	2,000,598
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	2,658,000	2,275,325
5.414%, 05/10/2029	2,330,000	2,402,942
Goldman Sachs Bank USA
5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	1,958,000	1,972,834
5.414%, (5.414% to 5-21-26, then Overnight SOFR + 0.750%), 05/21/2027	3,210,000	3,246,213
HSBC USA, Inc. 5.294%, 03/04/2027	1,898,000	1,934,132
JPMorgan Chase & Co.
4.979%, (4.979% to 7-22-27, then Overnight SOFR + 0.930%), 07/22/2028	1,632,000	1,652,853
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	1,651,000	1,681,283
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	979,000	1,004,675
5.571%, (5.571% to 4-22-27, then Overnight SOFR + 0.930%), 04/22/2028	4,770,000	4,890,087
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	3,943,000	4,105,253
5.766%, (5.766% to 4-22-34, then Overnight SOFR + 1.490%), 04/22/2035	2,849,000	3,026,039
Morgan Stanley
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	2,935,000	2,985,033
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,688,000	1,719,789
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	1,274,000	1,301,388
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	1,240,000	1,278,064
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
5.466%, (5.466% to 1-18-34, then Overnight SOFR + 1.730%), 01/18/2035	$1,136,000	$1,170,559
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030	4,297,000	4,473,762
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	4,471,000	4,729,328
Morgan Stanley Bank NA
4.952%, (4.952% to 1-14-27, then Overnight SOFR + 1.080%), 01/14/2028	3,361,000	3,387,013
4.968%, (4.968% to 7-14-27, then Overnight SOFR + 0.930%), 07/14/2028	2,366,000	2,395,453
Royal Bank of Canada 4.969%, (4.969% to 8-2-29, then Overnight SOFR + 1.100%), 08/02/2030	2,285,000	2,323,486
Santander Holdings USA, Inc. 6.342%, (6.342% to 5-31-34, then Overnight SOFR + 2.138%), 05/31/2035	2,456,000	2,546,723
State Street Corp. 4.530%, (4.530% to 2-20-28, then Overnight SOFR + 1.018%), 02/20/2029	1,970,000	1,973,157
The Bank of New York Mellon Corp. 5.060%, (5.060% to 7-22-31, then Overnight SOFR + 1.230%), 07/22/2032	1,313,000	1,341,979
The Goldman Sachs Group, Inc.
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	2,610,000	2,648,992
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	1,958,000	1,994,806
Truist Financial Corp.
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	2,225,000	2,282,252
5.711%, (5.711% to 1-24-34, then Overnight SOFR + 1.922%), 01/24/2035	658,000	681,484
U.S. Bancorp 5.100%, (5.100% to 7-23-29, then Overnight SOFR + 1.250%), 07/23/2030	2,287,000	2,328,215
UBS AG 5.650%, 09/11/2028	1,553,000	1,615,547
UBS Group AG
3.091%, (3.091% to 5-14-31, then Overnight SOFR + 1.730%), 05/14/2032 (D)	1,028,000	910,065
4.194%, (4.194% to 4-1-30, then Overnight SOFR + 3.730%), 04/01/2031 (D)	1,013,000	978,864
4.282%, 01/09/2028 (D)	1,528,000	1,502,422
5.617%, (5.617% to 9-13-29, then 1 Year SOFR ICE Swap Rate + 1.340%), 09/13/2030 (D)	2,673,000	2,764,512
5.699%, (5.699% to 2-8-34, then 1 Year CMT + 1.770%), 02/08/2035 (D)	708,000	734,338
Wells Fargo & Company
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	3,504,000	3,486,935

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	$6,382,000	$6,513,846
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	624,000	644,364
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	3,815,000	3,918,421
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	961,000	1,019,387
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	2,551,000	2,809,349
		140,156,370
Health care – 2.7%
AbbVie, Inc.
3.200%, 11/21/2029	2,336,000	2,213,538
4.050%, 11/21/2039	664,000	601,410
4.250%, 11/21/2049	1,674,000	1,459,559
4.500%, 05/14/2035	1,374,000	1,350,812
4.550%, 03/15/2035	1,564,000	1,542,992
4.800%, 03/15/2027 to 03/15/2029	3,170,000	3,225,425
4.950%, 03/15/2031	951,000	979,203
5.050%, 03/15/2034	1,585,000	1,633,285
Alcon Finance Corp.
2.600%, 05/27/2030 (D)	353,000	317,595
5.375%, 12/06/2032 (D)	1,779,000	1,841,093
Amgen, Inc.
5.600%, 03/02/2043	914,000	934,137
5.650%, 03/02/2053	1,601,000	1,646,649
Astrazeneca Finance LLC 5.000%, 02/26/2034	1,281,000	1,319,161
AstraZeneca PLC 3.000%, 05/28/2051	326,000	229,514
Becton, Dickinson & Company 5.081%, 06/07/2029	1,278,000	1,309,334
CommonSpirit Health 3.347%, 10/01/2029	587,000	554,008
DH Europe Finance II Sarl 2.200%, 11/15/2024	1,537,000	1,527,165
Elevance Health, Inc.
5.150%, 06/15/2029	1,382,000	1,422,458
5.375%, 06/15/2034	965,000	999,999
Eli Lilly & Company
4.200%, 08/14/2029	1,991,000	1,995,388
4.600%, 08/14/2034	1,959,000	1,964,497
4.700%, 02/09/2034	1,259,000	1,275,013
5.100%, 02/09/2064	632,000	630,524
Gilead Sciences, Inc. 4.000%, 09/01/2036	640,000	587,741
Haleon US Capital LLC 3.625%, 03/24/2032	883,000	820,365
HCA, Inc.
3.625%, 03/15/2032	1,011,000	919,149
4.125%, 06/15/2029	3,357,000	3,274,994
5.250%, 06/15/2049	423,000	392,615
5.900%, 06/01/2053	1,476,000	1,496,876
Merck & Company, Inc.
2.350%, 06/24/2040	1,324,000	944,516
2.750%, 12/10/2051	661,000	434,778
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	583,000	586,135
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Pfizer Investment Enterprises Pte, Ltd. (continued)
5.300%, 05/19/2053	$2,924,000	$2,938,365
5.340%, 05/19/2063	1,251,000	1,241,525
UnitedHealth Group, Inc.
3.050%, 05/15/2041	294,000	226,034
4.600%, 04/15/2027	1,309,000	1,324,355
5.500%, 07/15/2044	333,000	342,962
5.625%, 07/15/2054	337,000	352,000
5.750%, 07/15/2064	1,007,000	1,057,130
5.875%, 02/15/2053	591,000	638,941
		48,551,240
Industrials – 2.4%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	430,000	376,980
Burlington Northern Santa Fe LLC
4.450%, 01/15/2053	250,000	224,023
5.200%, 04/15/2054	665,000	668,259
Caterpillar Financial Services Corp.
4.375%, 08/16/2029	1,306,000	1,311,827
4.400%, 10/15/2027	1,306,000	1,313,722
4.450%, 10/16/2026	1,306,000	1,311,641
4.500%, 01/08/2027	1,567,000	1,578,650
4.850%, 02/27/2029	1,257,000	1,287,160
5.000%, 05/14/2027	1,906,000	1,945,390
Crowley Conro LLC 4.181%, 08/15/2043	694,068	642,706
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	2,062,000	2,042,069
Honeywell International, Inc. 5.250%, 03/01/2054	654,000	663,751
Howmet Aerospace, Inc. 4.850%, 10/15/2031	848,000	857,645
John Deere Capital Corp.
4.150%, 09/15/2027	1,249,000	1,249,517
4.500%, 01/08/2027 to 01/16/2029	4,384,000	4,426,049
4.850%, 06/11/2029	1,270,000	1,300,369
4.900%, 06/11/2027	1,917,000	1,951,558
4.950%, 07/14/2028	497,000	509,845
5.050%, 06/12/2034	2,008,000	2,065,926
5.100%, 04/11/2034	1,584,000	1,636,926
5.150%, 09/08/2026	2,173,000	2,211,356
Lockheed Martin Corp.
4.800%, 08/15/2034	1,306,000	1,325,668
5.200%, 02/15/2064	913,000	919,379
Owens Corning
5.700%, 06/15/2034	964,000	1,006,116
5.950%, 06/15/2054	579,000	598,424
Republic Services, Inc. 5.000%, 11/15/2029	1,279,000	1,313,088
RTX Corp.
6.100%, 03/15/2034	1,281,000	1,394,561
6.400%, 03/15/2054	1,291,000	1,481,715
The Boeing Company
3.750%, 02/01/2050	1,407,000	971,760
5.805%, 05/01/2050	1,653,000	1,560,176
6.528%, 05/01/2034 (D)	1,330,000	1,408,619
6.858%, 05/01/2054 (D)	590,000	635,275
7.008%, 05/01/2064 (D)	259,000	278,948
Union Pacific Corp.
2.375%, 05/20/2031	596,000	527,986
2.800%, 02/14/2032	808,000	724,118
		43,721,202

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 2.3%
Adobe, Inc. 4.950%, 04/04/2034	$1,896,000	$1,959,185
Analog Devices, Inc.
5.050%, 04/01/2034	1,271,000	1,311,180
5.300%, 04/01/2054	1,144,000	1,170,679
Apple, Inc.
2.375%, 02/08/2041	456,000	332,458
2.650%, 05/11/2050 to 02/08/2051	879,000	596,505
3.950%, 08/08/2052	1,199,000	1,032,670
Applied Materials, Inc. 4.800%, 06/15/2029	639,000	653,434
Broadcom, Inc.
2.450%, 02/15/2031 (D)	980,000	855,084
3.150%, 11/15/2025	734,000	720,384
4.926%, 05/15/2037 (D)	895,000	874,384
5.050%, 07/12/2027 to 07/12/2029	3,917,000	3,986,566
5.150%, 11/15/2031	1,958,000	2,000,221
Cisco Systems, Inc.
4.800%, 02/26/2027	1,902,000	1,932,816
4.950%, 02/26/2031	1,267,000	1,310,170
5.300%, 02/26/2054	951,000	981,804
Intel Corp.
2.800%, 08/12/2041	538,000	367,532
5.000%, 02/21/2031	952,000	950,267
5.600%, 02/21/2054	950,000	900,634
5.625%, 02/10/2043	359,000	348,503
5.700%, 02/10/2053	1,249,000	1,194,480
5.900%, 02/10/2063	873,000	848,209
Intuit, Inc.
5.125%, 09/15/2028	1,241,000	1,282,262
5.200%, 09/15/2033	1,240,000	1,292,003
5.250%, 09/15/2026	1,553,000	1,582,763
5.500%, 09/15/2053	1,244,000	1,309,085
KLA Corp.
3.300%, 03/01/2050	513,000	379,278
4.700%, 02/01/2034	1,265,000	1,272,152
Marvell Technology, Inc.
5.750%, 02/15/2029	932,000	971,221
5.950%, 09/15/2033	932,000	989,923
Micron Technology, Inc. 5.375%, 04/15/2028	3,136,000	3,206,090
Oracle Corp. 4.000%, 07/15/2046	1,087,000	865,025
Qualcomm, Inc. 6.000%, 05/20/2053	1,411,000	1,581,057
Texas Instruments, Inc.
5.000%, 03/14/2053	1,378,000	1,362,955
5.150%, 02/08/2054	632,000	639,156
VMware LLC 1.400%, 08/15/2026	877,000	824,940
		41,885,075
Materials – 0.5%
ArcelorMittal SA 6.350%, 06/17/2054	1,096,000	1,102,270
Celanese US Holdings LLC
6.379%, 07/15/2032	1,455,000	1,537,997
6.550%, 11/15/2030	375,000	402,150
Glencore Funding LLC
5.371%, 04/04/2029 (D)	853,000	870,266
5.634%, 04/04/2034 (D)	1,712,000	1,743,249
5.893%, 04/04/2054 (D)	263,000	263,252
LYB International Finance III LLC
3.625%, 04/01/2051	1,280,000	921,939
5.500%, 03/01/2034	1,744,000	1,787,797
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
The Dow Chemical Company 5.600%, 02/15/2054	$948,000	$951,850
		9,580,770
Real estate – 1.5%
Agree LP
2.000%, 06/15/2028	977,000	884,868
2.600%, 06/15/2033	266,000	217,633
4.800%, 10/01/2032	587,000	576,337
American Homes 4 Rent LP
3.625%, 04/15/2032	1,078,000	980,306
4.300%, 04/15/2052	483,000	389,382
5.500%, 07/15/2034	1,279,000	1,304,697
American Tower Corp.
3.125%, 01/15/2027	529,000	511,228
5.500%, 03/15/2028	1,248,000	1,282,072
5.900%, 11/15/2033	940,000	997,456
Brixmor Operating Partnership LP 2.500%, 08/16/2031	1,032,000	879,915
Crown Castle, Inc.
2.100%, 04/01/2031	1,060,000	889,440
2.900%, 04/01/2041	571,000	413,882
5.200%, 09/01/2034	1,302,000	1,301,476
5.800%, 03/01/2034	1,937,000	2,027,790
Essex Portfolio LP
2.550%, 06/15/2031	556,000	480,179
5.500%, 04/01/2034	657,000	674,353
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	186,000	153,575
4.150%, 04/15/2032	1,073,000	1,011,012
Mid-America Apartments LP 5.300%, 02/15/2032	961,000	987,929
Realty Income Corp.
2.100%, 03/15/2028	605,000	557,234
2.850%, 12/15/2032	781,000	671,511
3.400%, 01/15/2030	646,000	608,042
4.900%, 07/15/2033	929,000	923,368
5.125%, 02/15/2034	1,352,000	1,364,167
5.625%, 10/13/2032	473,000	496,103
Regency Centers LP
2.950%, 09/15/2029	1,477,000	1,367,998
5.250%, 01/15/2034	1,266,000	1,288,689
STORE Capital Corp.
2.700%, 12/01/2031	375,000	314,686
2.750%, 11/18/2030	954,000	824,908
4.500%, 03/15/2028	620,000	604,050
4.625%, 03/15/2029	688,000	669,309
Sun Communities Operating LP 4.200%, 04/15/2032	1,402,000	1,300,268
		26,953,863
Utilities – 2.2%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	389,000	336,125
Baltimore Gas and Electric Company 2.250%, 06/15/2031	836,000	721,551
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	617,000	463,032
5.150%, 03/01/2034	328,000	335,308
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	187,000	129,753
5.375%, 05/15/2034	962,000	1,003,357
5.500%, 03/15/2034	1,595,000	1,678,119
5.700%, 05/15/2054	640,000	671,124
Consumers Energy Company 4.700%, 01/15/2030	975,000	989,080

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
DTE Electric Company
2.950%, 03/01/2050	$975,000	$667,966
3.650%, 03/01/2052	447,000	344,022
DTE Energy Company
4.950%, 07/01/2027	975,000	985,578
5.850%, 06/01/2034	897,000	944,771
Duke Energy Carolinas LLC
2.550%, 04/15/2031	381,000	336,178
2.850%, 03/15/2032	1,038,000	922,294
3.550%, 03/15/2052	756,000	560,665
5.350%, 01/15/2053	1,253,000	1,253,292
5.400%, 01/15/2054	626,000	633,428
Duke Energy Corp. 3.500%, 06/15/2051	518,000	370,491
Duke Energy Florida LLC 2.400%, 12/15/2031	833,000	716,559
Duke Energy Progress LLC 2.500%, 08/15/2050	843,000	513,643
Entergy Arkansas LLC
2.650%, 06/15/2051	752,000	462,375
5.150%, 01/15/2033	1,253,000	1,282,537
Eversource Energy
5.850%, 04/15/2031	1,272,000	1,336,895
5.950%, 07/15/2034	763,000	802,908
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	814,000	779,518
4.300%, 01/15/2029 (D)	982,000	970,088
5.150%, 03/30/2026 (D)	627,000	629,255
5.200%, 04/01/2028 (D)	643,000	653,788
Florida Power & Light Company 5.600%, 06/15/2054	648,000	688,137
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	490,000	420,773
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	918,000	792,568
MidAmerican Energy Company 2.700%, 08/01/2052	724,000	462,160
Mississippi Power Company
3.100%, 07/30/2051	1,002,000	670,897
4.250%, 03/15/2042	425,000	367,546
Northern States Power Company 5.400%, 03/15/2054	506,000	515,431
NSTAR Electric Company 5.400%, 06/01/2034	965,000	1,007,464
Oncor Electric Delivery Company LLC 5.550%, 06/15/2054 (D)	1,083,000	1,111,490
Pacific Gas & Electric Company
3.500%, 08/01/2050	317,000	218,831
3.950%, 12/01/2047	2,658,000	2,001,417
4.200%, 06/01/2041	485,000	394,022
4.750%, 02/15/2044	281,000	241,347
4.950%, 07/01/2050	2,671,000	2,327,331
PECO Energy Company 2.850%, 09/15/2051	1,008,000	657,318
PPL Capital Funding, Inc. 5.250%, 09/01/2034	652,000	659,969
Public Service Company of Oklahoma 3.150%, 08/15/2051	565,000	383,111
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,436,000	1,206,212
2.050%, 08/01/2050	232,000	132,471
2.700%, 05/01/2050	391,000	256,639
Public Service Enterprise Group, Inc. 5.450%, 04/01/2034	1,076,000	1,106,202
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company 4.125%, 03/01/2048	$629,000	$519,470
Virginia Electric & Power Company
2.950%, 11/15/2051	836,000	552,008
5.050%, 08/15/2034	652,000	656,279
5.550%, 08/15/2054	1,125,000	1,143,070
		39,985,863
TOTAL CORPORATE BONDS (Cost $452,325,170)		$457,490,316
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	600,000	389,373
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,312,849
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	541,305
Ohio State University 4.800%, 06/01/2111	600,000	561,663
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	916,528
TOTAL MUNICIPAL BONDS (Cost $4,182,708)		$3,721,718
COLLATERALIZED MORTGAGE OBLIGATIONS – 17.9%
Commercial and residential – 1.6%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	190,037	177,196
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	157,217	148,094
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	749,867	622,861
BANK
Series 2024-5YR7, Class A3, 5.769%, 06/15/2057	662,000	687,274
Series 2024-BNK47, Class A5, 5.716%, 06/15/2057	889,000	944,665
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	295,733	291,731
Benchmark Mortgage Trust
Series 2024-V7, Class A3, 6.228%, 05/15/2056 (F)	1,852,000	1,955,715
Series 2024-V9, Class A3, 5.602%, 08/15/2057	1,524,000	1,570,585
BMO Mortgage Trust Series 2024-5C4, Class A3 6.526%, 05/15/2057 (F)	1,312,000	1,400,309
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	468,696	454,109
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) 6.151%, 09/15/2036 (A)(D)	3,519,000	3,486,093
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	269,853	264,413
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	1,004,605	830,451
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	1,038,963	874,160

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2015-LC23, Class A3 3.521%, 10/10/2048	$622,767	$609,188
GS Mortgage Securities Trust
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	597,789	589,161
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	1,786,000	1,517,944
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	339,053	335,113
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A3, 2.912%, 10/15/2048	890,626	883,913
Series 2015-C30, Class A5, 3.822%, 07/15/2048	981,000	953,707
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	346,000	335,875
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	392,772	344,942
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	982,000	844,477
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	309,474	291,302
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	111,254	105,879
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	386,237	371,618
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	352,786	331,613
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	519,973	474,324
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	917,346	802,107
Verus Securitization Trust
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	315,960	310,117
Series 2020-2, Class A1, 3.226%, 05/25/2060 (D)(F)	31,433	31,245
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	676,139	604,131
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	695,755	594,148
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	852,286	723,813
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	2,212,216	1,877,182
Series 2021-7, Class A1 (1.829% to 11-1-25, then 2.829% thereafter), 1.829%, 10/25/2066 (D)(F)	892,536	794,493
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	907,450	813,585
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	480,117	449,810
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	$384,637	$352,539
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	369,745	349,454
		29,399,336
U.S. Government Agency – 16.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,438,372	1,330,422
Series 271, Class F5 (30 day Average SOFR + 0.614%), 5.968%, 08/15/2042 (A)	548,281	540,047
Series 272, Class F1 (30 day Average SOFR + 0.614%), 5.968%, 08/15/2042 (A)	861,702	848,799
Series 280, Class F1 (30 day Average SOFR + 0.614%), 5.968%, 09/15/2042 (A)	881,304	868,051
Series 3693, Class FC (30 day Average SOFR + 0.614%), 5.968%, 07/15/2040 (A)	477,516	474,637
Series 3919, Class FA (30 day Average SOFR + 0.614%), 5.968%, 09/15/2041 (A)	457,856	454,881
Series 3951, Class FN (30 day Average SOFR + 0.564%), 5.918%, 11/15/2041 (A)	350,801	347,659
Series 3958, Class AF (30 day Average SOFR + 0.564%), 5.918%, 11/15/2041 (A)	435,347	431,500
Series 3975, Class CF (30 day Average SOFR + 0.604%), 5.958%, 12/15/2041 (A)	344,980	342,373
Series 3975, Class FA (30 day Average SOFR + 0.604%), 5.958%, 12/15/2041 (A)	415,279	412,258
Series 3990, Class FG (30 day Average SOFR + 0.564%), 5.918%, 01/15/2042 (A)	512,714	508,324
Series 4047, Class CX, 3.500%, 05/15/2042	1,877,000	1,743,261
Series 4059, Class FP (30 day Average SOFR + 0.564%), 5.918%, 06/15/2042 (A)	571,754	566,593
Series 4091, Class BX, 3.250%, 10/15/2041	923,693	864,456
Series 4091, Class EX, 3.375%, 07/15/2042	602,338	564,510
Series 4091, Class FN (30 day Average SOFR + 0.514%), 5.868%, 08/15/2042 (A)	563,638	556,797
Series 4091, Class MX, 3.250%, 02/15/2042	726,722	677,143
Series 4117, Class HB, 2.500%, 10/15/2042	646,000	567,276
Series 4122, Class FP (30 day Average SOFR + 0.514%), 5.868%, 10/15/2042 (A)	630,857	619,865
Series 4205, Class PA, 1.750%, 05/15/2043	734,881	630,445

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4240, Class FA (30 day Average SOFR + 0.614%), 5.968%, 08/15/2043 (A)	$1,578,638	$1,552,521
Series 4286, Class VF (30 day Average SOFR + 0.564%), 5.918%, 12/15/2043 (A)	1,286,647	1,265,213
Series 4446, Class CP, 2.250%, 03/15/2045	742,460	656,600
Series 4544, Class P, 2.500%, 01/15/2046	3,757,675	3,298,233
Series 4582, Class HA, 3.000%, 09/15/2045	2,985,754	2,824,475
Series 4587, Class AF (30 day Average SOFR + 0.464%), 5.818%, 06/15/2046 (A)	921,111	916,760
Series 4604, Class FB (30 day Average SOFR + 0.514%), 5.868%, 08/15/2046 (A)	1,601,741	1,576,800
Series 4611, Class BF (30 day Average SOFR + 0.514%), 5.868%, 06/15/2041 (A)	6,023,922	5,953,589
Series 4620, Class LF (30 day Average SOFR + 0.514%), 5.868%, 10/15/2046 (A)	880,214	870,108
Series 4628, Class KF (30 day Average SOFR + 0.614%), 5.968%, 01/15/2055 (A)	882,679	864,686
Series 4709, Class FA (30 day Average SOFR + 0.414%), 5.768%, 08/15/2047 (A)	637,753	627,976
Series 4719, Class LA, 3.500%, 09/15/2047	860,001	794,887
Series 4719, Class LM, 3.000%, 09/15/2047	631,092	566,016
Series 4742, Class PA, 3.000%, 10/15/2047	994,173	909,599
Series 4753, Class BD, 3.000%, 01/15/2048	675,000	603,080
Series 4826, Class KF (30 day Average SOFR + 0.414%), 5.768%, 09/15/2048 (A)	515,002	502,278
Series 4854, Class FB (30 day Average SOFR + 0.414%), 5.768%, 01/15/2049 (A)	1,690,944	1,666,996
Series 4857, Class JA, 3.350%, 01/15/2049	2,625,630	2,509,981
Series 4880, Class DA, 3.000%, 05/15/2050	1,530,806	1,407,873
Series 4903, Class NF (30 day Average SOFR + 0.514%), 5.863%, 08/25/2049 (A)	529,486	519,316
Series 4927, Class BG, 3.000%, 11/25/2049	1,170,256	1,080,566
Series 4937, Class MD, 2.500%, 10/25/2049	1,163,759	1,034,324
Series 4940, Class AG, 3.000%, 05/15/2040	741,747	700,649
Series 4941, Class GA, 2.000%, 12/15/2047	668,733	564,621
Series 4954, Class LB, 2.500%, 02/25/2050	539,951	475,360
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4957, Class MY, 3.000%, 02/25/2050	$712,000	$596,624
Series 4979, Class UC, 1.500%, 06/25/2050	2,164,543	1,732,583
Series 4988, Class KF (30 day Average SOFR + 0.464%), 5.813%, 07/25/2050 (A)	915,788	900,483
Series 4993, Class KF (30 day Average SOFR + 0.564%), 5.913%, 07/25/2050 (A)	4,614,615	4,514,579
Series 5004, Class FM (30 day Average SOFR + 0.464%), 5.813%, 08/25/2050 (A)	950,164	922,263
Series 5020, Class ET, 3.500%, 10/25/2050	994,508	914,012
Series 5058, Class BC, 5.000%, 11/25/2050	695,898	695,756
Series 5091, Class AB, 1.500%, 03/25/2051	2,081,751	1,693,608
Series 5092, Class HE, 2.000%, 02/25/2051	1,157,167	960,815
Series 5116, Class PB, 2.250%, 02/25/2051	1,227,811	1,082,022
Series 5118, Class CA, 1.500%, 10/15/2033	1,095,000	991,310
Series 5119, Class AB, 1.500%, 08/25/2049	544,874	436,860
Series 5119, Class QF (30 day Average SOFR + 0.200%), 5.549%, 06/25/2051 (A)	1,377,841	1,307,212
Series 5143, Class GA, 2.000%, 06/25/2049	698,129	578,627
Series 5178, Class TP, 2.500%, 04/25/2049	1,349,879	1,201,282
Series 5182, Class M, 2.500%, 05/25/2049	805,028	720,292
Series 5184, Class AB, 2.500%, 05/25/2048	721,054	653,649
Series 5201, Class CA, 2.500%, 07/25/2048	1,113,677	1,015,494
Series 5202, Class BH, 2.000%, 12/25/2047	730,049	661,931
Series 5202, Class KA, 2.500%, 06/25/2049	1,067,846	954,601
Series 5202, Class LA, 2.500%, 05/25/2049	1,256,133	1,109,901
Series 5202, Class MB, 3.000%, 11/25/2048	1,837,549	1,686,539
Series 5202, Class TA, 2.500%, 12/25/2048	2,122,207	1,952,817
Series 5206, Class CA, 3.000%, 02/25/2047	827,780	762,045
Series 5206, Class CD, 3.500%, 05/25/2049	1,416,154	1,323,888
Series 5207, Class PA, 3.000%, 06/25/2051	1,578,433	1,414,530
Series 5209, Class EA, 3.000%, 08/25/2050	1,171,690	1,077,177
Series 5209, Class EJ, 3.000%, 08/25/2050	1,171,690	1,077,177
Series 5210, Class DC, 3.000%, 09/25/2051	1,087,641	1,014,543

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5214, Class BY, 3.000%, 04/25/2052	$1,133,000	$945,090
Series 5220, Class QK, 3.500%, 09/25/2050	2,307,338	2,199,432
Series 5228, Class TN, 3.500%, 07/25/2039	770,725	740,538
Series 5335, Class FB (30 day Average SOFR + 0.814%), 6.168%, 10/15/2039 (A)	1,940,554	1,940,840
Series 5338, Class FH (30 day Average SOFR + 0.414%), 5.768%, 04/15/2045 (A)	1,906,370	1,861,080
Series 5386, Class DM, 2.000%, 03/25/2044	1,252,000	916,029
Series 5396, Class HF (30 day Average SOFR + 0.950%), 6.299%, 04/25/2054 (A)	2,723,222	2,735,641
Series 5399, Class FB (30 day Average SOFR + 0.900%), 6.249%, 04/25/2054 (A)	1,552,218	1,550,987
Series 5410, Class JY, 3.000%, 03/15/2044	1,107,000	961,627
Series 5452, Class KY, 3.000%, 03/15/2044	1,168,000	1,013,651
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	65,289	66,075
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 5.873%, 09/25/2040 (A)	458,727	454,273
Series 2011-111, Class DB, 4.000%, 11/25/2041	901,618	877,355
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 5.913%, 11/25/2041 (A)	402,851	399,067
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 5.913%, 11/25/2041 (A)	925,542	917,047
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 5.913%, 12/25/2041 (A)	427,259	423,403
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 5.963%, 01/25/2042 (A)	485,994	482,842
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 5.803%, 10/25/2042 (A)	396,257	391,122
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 5.963%, 02/25/2042 (A)	420,594	417,803
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 5.813%, 12/25/2042 (A)	711,528	695,958
Series 2012-151, Class NX, 1.500%, 01/25/2043	655,597	560,060
Series 2012-35, Class FL (30 day Average SOFR + 0.614%), 5.963%, 04/25/2042 (A)	345,786	343,437
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 5.963%, 05/25/2042 (A)	570,600	566,490
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2012-9, Class FA (30 day Average SOFR + 0.614%), 5.963%, 02/25/2042 (A)	$325,171	$322,947
Series 2012-9, Class WF (30 day Average SOFR + 0.614%), 5.963%, 02/25/2042 (A)	335,584	333,265
Series 2013-11, Class AP, 1.500%, 01/25/2043	2,312,637	2,115,150
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 5.813%, 03/25/2043 (A)	860,870	842,101
Series 2013-43, Class BP, 1.750%, 05/25/2043	901,113	774,491
Series 2013-49, Class AP, 1.750%, 05/25/2043	472,269	397,919
Series 2014-17, Class DY, 3.500%, 04/25/2044	1,170,000	1,074,423
Series 2014-25, Class EL, 3.000%, 05/25/2044	826,350	763,900
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 5.763%, 05/25/2045 (A)	1,255,128	1,225,873
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 5.763%, 05/25/2045 (A)	775,955	756,604
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 5.763%, 07/25/2045 (A)	940,692	917,633
Series 2015-72, Class GL, 3.000%, 10/25/2045	562,000	490,436
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,525,300	1,363,451
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 5.813%, 03/25/2046 (A)	446,370	440,792
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 5.813%, 03/25/2046 (A)	616,518	607,204
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 5.863%, 04/25/2046 (A)	2,839,867	2,803,899
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 5.863%, 04/25/2046 (A)	1,154,154	1,138,952
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 5.863%, 04/25/2046 (A)	991,636	979,283
Series 2016-3, Class PL, 2.500%, 02/25/2046	6,015,183	5,185,403
Series 2016-45, Class PB, 3.000%, 07/25/2046	666,000	521,862
Series 2016-48, Class MA, 2.000%, 06/25/2038	2,478,177	2,298,853
Series 2016-57, Class PC, 1.750%, 06/25/2046	5,274,928	4,496,659
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 5.863%, 10/25/2046 (A)	936,300	925,656
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 5.863%, 10/25/2046 (A)	730,256	721,096

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 5.863%, 03/25/2044 (A)	$472,317	$466,310
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 5.863%, 11/25/2046 (A)	721,237	712,097
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 5.863%, 11/25/2046 (A)	1,648,606	1,629,617
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 5.863%, 11/25/2046 (A)	1,490,660	1,471,795
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 5.863%, 11/25/2046 (A)	712,161	703,132
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 5.863%, 11/25/2046 (A)	1,809,300	1,785,863
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 5.913%, 12/25/2046 (A)	1,279,493	1,265,448
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 5.863%, 12/25/2046 (A)	687,781	685,247
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 5.863%, 03/25/2047 (A)	758,223	748,643
Series 2017-13, Class PA, 3.000%, 08/25/2046	673,743	627,064
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 5.863%, 04/25/2047 (A)	815,697	805,214
Series 2017-24, Class PG, 2.625%, 04/25/2047	2,550,413	2,239,280
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 5.813%, 04/25/2047 (A)	1,961,104	1,936,184
Series 2017-79, Class FB (30 day Average SOFR + 0.364%), 5.713%, 10/25/2047 (A)	1,543,279	1,532,006
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 5.863%, 03/25/2047 (A)	873,311	862,254
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 5.863%, 03/25/2047 (A)	636,588	628,569
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 5.763%, 12/25/2047 (A)	1,144,631	1,125,289
Series 2018-14, Class KC, 3.000%, 03/25/2048	990,177	944,463
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 5.713%, 06/25/2048 (A)	1,611,025	1,596,455
Series 2018-38, Class MA, 3.300%, 06/25/2048	1,321,956	1,257,787
Series 2018-45, Class TM, 3.000%, 06/25/2048	995,174	899,911
Series 2018-55, Class GA, 3.375%, 08/25/2048	977,135	928,850
Series 2018-64, Class A, 3.000%, 09/25/2048	886,751	784,058
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-8, Class KL, 2.500%, 03/25/2047	$688,737	$618,095
Series 2018-85, Class EA, 3.500%, 12/25/2048	669,893	651,312
Series 2019-13, Class PE, 3.000%, 03/25/2049	618,723	562,979
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 5.963%, 04/25/2049 (A)	485,618	477,637
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,891,526	1,759,467
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 5.963%, 08/25/2059 (A)	1,249,832	1,227,344
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 5.863%, 08/25/2049 (A)	928,362	909,939
Series 2019-57, Class LF (30 day Average SOFR + 0.614%), 5.963%, 10/25/2049 (A)	13,835	13,596
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 5.913%, 11/25/2049 (A)	496,455	487,109
Series 2019-8, Class GA, 3.000%, 03/25/2049	2,855,443	2,579,218
Series 2019-81, Class LH, 3.000%, 12/25/2049	208,336	187,642
Series 2020-37, Class DA, 1.500%, 06/25/2050	522,971	460,924
Series 2020-45, Class JL, 3.000%, 07/25/2040	2,041,859	1,897,319
Series 2020-48, Class AB, 2.000%, 07/25/2050	1,023,218	882,585
Series 2020-48, Class DA, 2.000%, 07/25/2050	3,175,755	2,696,027
Series 2020-57, Class LJ, 2.000%, 08/25/2050	7,628,000	5,603,071
Series 2020-59, Class NC, 3.000%, 08/25/2040	1,112,123	1,029,045
Series 2020-70, Class AD, 1.500%, 10/25/2050	3,069,303	2,472,448
Series 2021-22, Class MN, 2.750%, 10/25/2050	1,261,206	1,140,054
Series 2021-27, Class EC, 1.500%, 05/25/2051	3,787,519	3,081,578
Series 2021-33, Class AV, 2.500%, 03/25/2048	511,260	387,045
Series 2021-42, Class AC, 2.000%, 02/25/2051	995,332	864,248
Series 2021-42, Class DC, 2.000%, 11/25/2050	2,360,164	2,029,615
Series 2021-73, Class DJ, 2.000%, 03/25/2049	1,324,786	1,134,088
Series 2021-76, Class KB, 1.250%, 11/25/2051	569,668	478,492
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,468,893	1,204,479
Series 2021-86, Class MA, 2.500%, 11/25/2047	2,095,992	1,900,781
Series 2021-91, Class AB, 2.500%, 09/25/2049	1,255,401	1,116,511

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-11, Class D, 3.000%, 01/25/2050	$1,337,690	$1,234,386
Series 2022-18, Class DL, 3.250%, 07/25/2046	1,706,630	1,596,409
Series 2022-3, Class N, 2.000%, 10/25/2047	1,631,089	1,428,920
Series 2022-4, Class MH, 3.000%, 09/25/2048	1,367,013	1,273,707
Series 2022-49, Class NQ, 3.000%, 02/25/2052	664,000	590,851
Series 2022-62, Class KA, 3.250%, 09/25/2052	753,218	705,914
Series 2022-89, Class AY, 3.000%, 02/25/2048	1,381,000	1,181,925
Series 2022-9, Class DJ, 3.250%, 03/25/2049	961,397	898,796
Series 2023-14, Class EJ, 2.750%, 04/25/2049	1,192,521	1,097,124
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 5.863%, 01/25/2050 (A)	2,111,378	2,070,119
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 6.013%, 06/25/2040 (A)	1,346,092	1,334,983
Series 2024-26, Class KY, 3.000%, 12/25/2043	1,105,000	957,189
Series 2024-64, Class KY, 3.000%, 12/25/2043	681,000	593,002
Series 414, Class A35, 3.500%, 10/25/2042	757,788	720,756
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	1,017,677	1,007,392
Series 2013-152, Class HA, 2.500%, 06/20/2043	1,145,233	1,053,490
Series 2014-133, Class BP, 2.250%, 09/20/2044	845,780	758,043
Series 2014-146, Class QA, 2.250%, 10/20/2044	261,895	237,278
Series 2014-149, Class KP, 2.250%, 07/16/2044	730,933	663,250
Series 2014-181, Class L, 3.000%, 12/20/2044	774,000	699,064
Series 2015-144, Class CA, 2.500%, 10/20/2045	1,211,137	1,071,412
Series 2016-136, Class A, 3.000%, 07/20/2044	642,362	577,691
Series 2016-93, Class AB, 1.750%, 07/20/2044	1,400,654	1,142,836
Series 2016-99, Class TL, 2.000%, 04/16/2044	1,673,783	1,380,831
Series 2017-139, Class GA, 3.000%, 09/20/2047	2,684,425	2,437,690
Series 2017-167, Class BQ, 2.500%, 08/20/2044	656,079	607,258
Series 2018-65, Class DC, 3.500%, 05/20/2048	948,000	870,123
Series 2020-133, Class GA, 1.000%, 09/20/2050	1,391,418	1,187,287
Series 2020-138, Class LE, 1.500%, 09/20/2050	3,110,376	2,516,800
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-135, Class A, 2.000%, 08/20/2051	$841,160	$694,046
Series 2021-160, Class NE, 2.000%, 09/20/2051	1,870,000	1,590,865
Series 2021-215, Class GA, 2.000%, 12/20/2051	2,157,125	1,871,106
Series 2021-227, Class E, 2.500%, 07/20/2050	4,959,971	4,361,346
Series 2021-24, Class BC, 1.250%, 02/20/2051	1,936,698	1,511,861
Series 2021-27, Class BD, 5.000%, 02/20/2051	825,652	823,171
Series 2021-27, Class CW, 5.001%, 02/20/2051 (F)	1,184,304	1,169,327
Series 2021-27, Class NT, 5.000%, 02/20/2051	947,051	941,449
Series 2021-27, Class Q, 5.000%, 02/20/2051	829,836	825,385
Series 2021-8, Class CY, 5.000%, 01/20/2051	807,852	810,992
Series 2021-89, Class LK, 2.000%, 05/20/2051	2,020,366	1,731,771
Series 2021-97, Class QK, 2.000%, 06/20/2051	1,412,381	1,185,445
Series 2022-107, Class C, 2.500%, 06/20/2051	3,488,137	2,971,013
Series 2022-153, Class KA, 4.000%, 12/20/2049	1,151,178	1,125,987
Series 2022-191, Class B, 4.000%, 06/20/2041	5,488,000	5,241,550
Series 2022-191, Class BY, 4.000%, 08/20/2041	6,020,000	5,750,327
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 6.053%, 11/20/2052 (A)	3,753,586	3,720,779
Series 2022-205, Class A, 2.000%, 09/20/2051	1,435,081	1,164,624
Series 2022-31, Class GH, 2.500%, 12/20/2049	2,560,032	2,278,833
Series 2022-34, Class DN, 3.500%, 09/20/2041	2,176,755	2,046,444
Series 2022-5, Class BA, 2.000%, 10/20/2049	5,291,250	4,580,898
Series 2022-50, Class CA, 3.000%, 03/20/2052	3,846,226	3,452,227
Series 2022-66, Class CG, 3.500%, 04/20/2052	2,462,536	2,345,072
Series 2022-84, Class A, 2.500%, 01/20/2052	1,047,086	888,345
Series 2023-196, Class E, 3.000%, 09/20/2048	1,585,662	1,493,171
Series 2024-110, Class JC, 3.000%, 09/20/2047	6,200,592	5,871,820
Series 2024-4, Class JA, 3.000%, 04/20/2045	5,121,215	4,903,471
Series 2024-45, Class BD, 2.000%, 03/20/2054	889,734	805,149
		295,541,307
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $327,647,116)		$324,940,643

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 7.8%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 10/16/2028	$666,000	$670,348
American Express Credit Account Master Trust Series 2024-2, Class A 5.240%, 04/15/2031	7,318,000	7,639,187
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	943,136	939,195
Series 2023-1, Class A3 5.620%, 11/18/2027	684,000	689,464
Series 2023-2, Class A3 5.810%, 05/18/2028	1,355,000	1,375,153
BA Credit Card Trust
Series 2023-A2, Class A2 4.980%, 11/15/2028	5,291,000	5,370,569
Series 2024-A1, Class A 4.930%, 05/15/2029	3,862,000	3,932,311
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	814,000	805,498
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 7.042%, 11/26/2046 (A)(D)	333,321	331,548
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	461,907	441,498
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	517,151	490,699
Discover Card Execution Note Trust
Series 2023-A1, Class A 4.310%, 03/15/2028	1,964,000	1,957,265
Series 2023-A2, Class A 4.930%, 06/15/2028	5,801,000	5,851,205
Ford Credit Auto Lease Trust Series 2024-A, Class A4 5.050%, 06/15/2027	688,000	693,292
Ford Credit Auto Owner Trust
Series 2022-D, Class A4 5.300%, 03/15/2028	603,000	611,701
Series 2023-A, Class A3 4.650%, 02/15/2028	2,798,000	2,794,896
Series 2024-1, Class A (4.870% to 2-15-29, then 9.730% thereafter) 4.870%, 08/15/2036 (D)	1,269,000	1,288,043
GM Financial Automobile Leasing Trust
Series 2023-2, Class A4 5.090%, 05/20/2027	897,000	898,949
Series 2023-3, Class A4 5.440%, 08/20/2027	610,000	616,202
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A3 4.820%, 08/16/2027	1,068,238	1,066,930
Series 2024-2, Class A3 5.100%, 03/16/2029	2,066,000	2,094,223
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.980%, 12/11/2036 (D)	990,000	1,007,738
Series 2024-2, Class A 4.520%, 03/11/2037 (D)	1,630,000	1,629,068
Honda Auto Receivables Owner Trust
Series 2024-2, Class A3 5.270%, 11/20/2028	2,887,000	2,938,925
Series 2024-3, Class A3 4.570%, 03/21/2029	3,727,000	3,743,968
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust (continued)
Series 2024-3, Class A4 4.510%, 11/21/2030	$745,000	$749,104
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A4 5.170%, 04/15/2027 (D)	1,433,000	1,436,374
Series 2023-C, Class A4 5.840%, 09/15/2027 (D)	1,011,000	1,026,701
Series 2024-C, Class A3 4.620%, 04/17/2028 (D)	3,063,000	3,070,563
Series 2024-C, Class A4 4.650%, 09/15/2028 (D)	1,534,000	1,538,115
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	963,000	930,304
Series 2022-A, Class A3 2.220%, 10/15/2026	931,754	917,833
Series 2022-A, Class A4 2.350%, 04/17/2028	606,000	587,645
Series 2023-A, Class A4 4.480%, 07/17/2028	1,261,000	1,259,851
Series 2023-B, Class A3 5.480%, 04/17/2028	781,000	790,631
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A4 5.250%, 02/15/2029	1,392,000	1,413,094
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) 7.051%, 10/15/2031 (A)(D)	215,904	216,468
Series 2016-AA, Class A2B (1 month CME Term SOFR + 2.264%) 7.601%, 12/15/2045 (A)(D)	80,371	80,864
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	462,869	455,548
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	813,386	791,238
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,394,124	1,347,454
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	717,557	683,761
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	98,362	90,848
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	35,522	32,686
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	326,345	292,935
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	88,165	79,134
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	2,298,853	2,023,433
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	1,239,931	1,081,174
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	365,945	324,112
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	3,152,989	2,860,048
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,186,643	1,065,340
Nelnet Student Loan Trust
Series 2004-3, Class A5 (90 day Average SOFR + 0.442%) 5.801%, 10/27/2036 (A)	84,449	83,921

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 5.781%, 01/25/2037 (A)	$633,757	$630,488
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 5.731%, 10/25/2033 (A)	1,640,044	1,623,562
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 5.715%, 03/23/2037 (A)	1,816,421	1,801,471
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 5.735%, 12/24/2035 (A)	1,257,917	1,247,594
Series 2005-4, Class A4 (90 day Average SOFR + 0.442%) 5.795%, 03/22/2032 (A)	223,591	217,607
Nissan Auto Lease Trust Series 2023-B, Class A4 5.610%, 11/15/2027	1,289,000	1,300,193
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A4 4.450%, 11/15/2029	820,000	820,246
Series 2024-A, Class A3 5.280%, 12/15/2028	3,094,000	3,146,398
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	422,606	421,257
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	598,000	594,042
Santander Drive Auto Receivables Trust
Series 2022-3, Class A3 3.400%, 12/15/2026	22,631	22,609
Series 2022-4, Class A3 4.140%, 02/16/2027	304,768	304,218
Series 2022-6, Class A3 4.490%, 11/16/2026	408,360	407,997
Series 2022-7, Class A3 5.750%, 04/15/2027	399,697	399,967
Series 2024-3, Class A3 5.630%, 01/16/2029	1,501,000	1,522,281
Series 2024-4, Class A3 4.850%, 01/16/2029	1,443,000	1,444,609
SBNA Auto Lease Trust
Series 2024-A, Class A3 5.390%, 11/20/2026 (D)	1,376,000	1,383,876
Series 2024-A, Class A4 5.240%, 01/22/2029 (D)	1,883,000	1,902,050
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (D)	931,000	936,874
Series 2024-A, Class A4 5.210%, 04/16/2029 (D)	399,000	404,188
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (D)	2,046,000	2,057,964
Series 2024-1A, Class A4 4.940%, 01/21/2031 (D)	347,000	350,695
Series 2024-2A, Class A3 5.330%, 11/20/2029 (D)	1,306,000	1,330,874
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	23,583	23,321
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	2,392,237	2,154,724
Series 2024-D, Class A1A 5.380%, 07/15/2053 (D)	666,189	677,105
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	$116,020	$113,282
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	111,931	103,518
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	968,950	841,601
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.540%, 07/15/2029	3,243,000	3,294,483
Series 2024-A2, Class A 4.930%, 07/15/2030	1,318,000	1,338,581
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	1,285,000	1,282,820
Series 2024-1A, Class A 5.050%, 09/20/2029 (D)	2,061,000	2,081,435
Toyota Auto Loan Extended Note Trust Series 2024-1A, Class A 5.160%, 11/25/2036 (D)	1,630,000	1,679,308
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	757,000	772,461
Series 2023-B, Class A3 4.710%, 02/15/2028	1,672,000	1,672,218
Series 2023-C, Class A3 5.160%, 04/17/2028	2,139,000	2,156,061
Verizon Master Trust
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	2,260,000	2,234,087
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	1,676,000	1,658,676
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	2,468,000	2,462,738
Series 2023-2, Class A 4.890%, 04/13/2028	925,000	923,661
Series 2023-4, Class A1A 5.160%, 06/20/2029	4,573,000	4,623,143
Series 2024-1, Class A1A 5.000%, 12/20/2028	3,114,000	3,126,069
Series 2024-5, Class A 5.000%, 06/21/2032 (D)	886,000	910,171
Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A3 5.020%, 06/20/2028	1,870,000	1,881,525
WF Card Issuance Trust Series 2024-A1, Class A 4.940%, 02/15/2029	3,947,000	4,010,100
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.470%, 02/15/2031	808,000	825,508
Series 2024-B, Class A 4.620%, 05/15/2031	1,306,000	1,307,532
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	528,016	528,488
TOTAL ASSET BACKED SECURITIES (Cost $142,355,289)		$142,060,730

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.8%
Short-term funds – 3.8%
John Hancock Collateral Trust, 5.2747% (G)(H)	13,225	$132,246
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2300% (G)	68,870,604	68,870,604
TOTAL SHORT-TERM INVESTMENTS (Cost $69,002,806)		$69,002,850
Total Investments (Core Bond Fund) (Cost $1,959,227,947) – 108.0%		$1,963,690,854
Other assets and liabilities, net – (8.0%)		(146,192,331)
TOTAL NET ASSETS – 100.0%		$1,817,498,523
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 8-31-24.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 8-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Financials – 0.4%
Financial services – 0.1%
Helix Acquisition Corp. II (A)	16,221	$167,076
Insurance – 0.3%
Oscar Health, Inc., Class A (A)	42,749	782,307
		949,383
Health care – 98.8%
Biotechnology – 33.2%
ACADIA Pharmaceuticals, Inc. (A)	5,011	83,082
Acumen Pharmaceuticals, Inc. (A)	15,400	42,196
Agios Pharmaceuticals, Inc. (A)	21,180	972,374
Akero Therapeutics, Inc. (A)	11,323	307,986
Alector, Inc. (A)	15,178	80,140
Alkermes PLC (A)	20,398	580,323
Allogene Therapeutics, Inc. (A)	81,584	214,566
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alnylam Pharmaceuticals, Inc. (A)	19,788	$5,198,110
Amgen, Inc.	16,655	5,559,939
AnaptysBio, Inc. (A)	4,800	182,832
Annexon, Inc. (A)	22,915	130,616
Apellis Pharmaceuticals, Inc. (A)	5,699	221,691
Apogee Therapeutics, Inc. (A)	8,401	429,879
Arcellx, Inc. (A)	9,796	673,377
Ardelyx, Inc. (A)	17,661	109,145
Argenx SE, ADR (A)	11,838	6,124,034
ARS Pharmaceuticals, Inc. (A)	5,300	68,794
Ascendis Pharma A/S, ADR (A)	9,991	1,383,254
Aura Biosciences, Inc. (A)	11,763	93,516
Autolus Therapeutics PLC, ADR (A)	33,874	133,125
Avidity Biosciences, Inc. (A)	40,898	1,799,512
Beam Therapeutics, Inc. (A)	16,175	431,549
BeiGene, Ltd., ADR (A)	10,390	1,992,594
Bicycle Therapeutics PLC, ADR (A)	21,581	463,992
BioCryst Pharmaceuticals, Inc. (A)	31,800	276,342
Biogen, Inc. (A)	2,894	592,575
Biohaven, Ltd. (A)	28,054	1,105,328
BioMarin Pharmaceutical, Inc. (A)	8,161	744,365
Black Diamond Therapeutics, Inc. (A)	11,500	70,150
Blueprint Medicines Corp. (A)	20,188	1,928,762
Cabaletta Bio, Inc. (A)	10,397	58,535
Cargo Therapeutics, Inc. (A)	25,131	473,971
Celldex Therapeutics, Inc. (A)	13,167	544,192
Centessa Pharmaceuticals PLC, ADR (A)	38,085	514,148
CG Oncology, Inc. (A)	7,991	294,708
Corbus Pharmaceuticals Holdings, Inc. (A)	4,400	269,192
Crinetics Pharmaceuticals, Inc. (A)	17,610	934,387
Cytokinetics, Inc. (A)	15,620	891,590
Day One Biopharmaceuticals, Inc. (A)	2,468	34,157
Denali Therapeutics, Inc. (A)	19,142	467,830
Disc Medicine, Inc. (A)	4,777	242,767
Dyne Therapeutics, Inc. (A)	14,418	664,526
Eliem Therapeutics, Inc. (A)	7,900	55,221
Entrada Therapeutics, Inc. (A)	8,085	143,105
Exact Sciences Corp. (A)	16,411	1,012,395
Generation Bio Company (A)	45,593	120,366
Geron Corp. (A)	85,811	407,602
Gossamer Bio, Inc. (A)	98,963	86,870
Ideaya Biosciences, Inc. (A)	10,959	432,881
IGM Biosciences, Inc. (A)	17,749	180,862
Immatics NV (A)	24,444	271,084
Immuneering Corp., Class A (A)	33,914	37,645
Immunocore Holdings PLC, ADR (A)	20,424	732,813
Immunome, Inc. (A)	23,545	357,413
Incyte Corp. (A)	4,400	288,904
Insmed, Inc. (A)	38,887	2,973,689
Ionis Pharmaceuticals, Inc. (A)	20,053	956,127
Iovance Biotherapeutics, Inc. (A)	27,986	326,317
Janux Therapeutics, Inc. (A)	2,800	131,544
Krystal Biotech, Inc. (A)	5,021	979,698
Kymera Therapeutics, Inc. (A)	19,347	935,621
Kyverna Therapeutics, Inc. (A)	8,988	72,174
Legend Biotech Corp., ADR (A)	15,689	902,902
Lyell Immunopharma, Inc. (A)	138,904	201,411
MacroGenics, Inc. (A)	25,264	88,677
Madrigal Pharmaceuticals, Inc. (A)	3,944	974,681
Merus NV (A)	8,597	438,361
Monte Rosa Therapeutics, Inc. (A)	37,892	233,794
MoonLake Immunotherapeutics (A)	19,776	925,319
Neurocrine Biosciences, Inc. (A)	10,627	1,350,267
ORIC Pharmaceuticals, Inc. (A)	20,584	213,456
Pharming Group NV (A)	129,911	101,472

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Praxis Precision Medicines, Inc. (A)	5,575	$296,311
Prelude Therapeutics, Inc. (A)	17,193	89,404
Protagonist Therapeutics, Inc. (A)	15,691	672,987
Prothena Corp. PLC (A)	11,754	261,762
RAPT Therapeutics, Inc. (A)	3,975	8,169
Regeneron Pharmaceuticals, Inc. (A)	6,866	8,134,082
Regulus Therapeutics, Inc. (A)	27,600	46,368
Relay Therapeutics, Inc. (A)	26,892	182,597
Replimune Group, Inc. (A)	28,614	291,004
REVOLUTION Medicines, Inc. (A)	22,845	973,882
Rhythm Pharmaceuticals, Inc. (A)	3,640	172,136
Rocket Pharmaceuticals, Inc. (A)	18,074	340,695
Sage Therapeutics, Inc. (A)	9,113	76,823
Sana Biotechnology, Inc. (A)	46,498	281,313
Scholar Rock Holding Corp. (A)	31,954	297,172
Sensorion SA (A)	181,940	136,155
Silence Therapeutics PLC, ADR (A)	1,423	27,165
Soleno Therapeutics, Inc. (A)	5,835	285,623
SpringWorks Therapeutics, Inc. (A)	16,375	683,001
Spyre Therapeutics, Inc. (A)	5,801	166,779
Summit Therapeutics, Inc. (A)	35,060	455,079
Taysha Gene Therapies, Inc. (A)	17,900	40,096
Ultragenyx Pharmaceutical, Inc. (A)	15,316	869,642
United Therapeutics Corp. (A)	3,500	1,272,425
Vaxcyte, Inc. (A)	13,520	1,091,875
Vera Therapeutics, Inc. (A)	14,554	550,432
Vertex Pharmaceuticals, Inc. (A)	12,005	5,953,159
Voyager Therapeutics, Inc. (A)	21,528	141,224
Xencor, Inc. (A)	16,038	280,505
Zai Lab, Ltd., ADR (A)	20,871	416,168
Zentalis Pharmaceuticals, Inc. (A)	26,955	93,534
		77,904,389
Health care equipment and supplies – 14.7%
Becton, Dickinson and Company	11,277	2,733,658
Boston Scientific Corp. (A)	45,322	3,706,886
DexCom, Inc. (A)	6,257	433,860
Edwards Lifesciences Corp. (A)	22,462	1,571,442
Enovis Corp. (A)	4,000	186,400
Hologic, Inc. (A)	11,560	939,134
IDEXX Laboratories, Inc. (A)	1,739	837,033
Inspire Medical Systems, Inc. (A)	1,950	350,649
Intuitive Surgical, Inc. (A)	22,388	11,029,000
Lantheus Holdings, Inc. (A)	4,741	504,774
Novocure, Ltd. (A)	26,304	511,350
Orchestra BioMed Holdings, Inc. (A)	12,502	83,763
Penumbra, Inc. (A)	9,279	1,877,327
PROCEPT BioRobotics Corp. (A)	6,358	502,282
Siemens Healthineers AG (B)	4,155	242,155
Sonova Holding AG	2,038	712,567
Stryker Corp.	22,828	8,227,668
		34,449,948
Health care providers and services – 18.2%
agilon health, Inc. (A)	15,441	62,999
BrightSpring Health Services, Inc. (A)	22,643	284,170
Cardinal Health, Inc.	5,242	590,878
Cencora, Inc.	2,088	500,222
Centene Corp. (A)	9,913	781,442
Elevance Health, Inc.	14,913	8,304,901
GeneDx Holdings Corp. (A)	990	31,621
Guardant Health, Inc. (A)	4,073	104,187
HCA Healthcare, Inc.	6,659	2,634,234
Humana, Inc.	4,753	1,684,796
McKesson Corp.	1,661	931,954
Molina Healthcare, Inc. (A)	7,752	2,711,572
Quest Diagnostics, Inc.	3,900	612,183
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Tenet Healthcare Corp. (A)	13,371	$2,217,447
The Cigna Group	11,626	4,206,403
UnitedHealth Group, Inc.	28,791	16,992,449
		42,651,458
Life sciences tools and services – 11.6%
10X Genomics, Inc., Class A (A)	20,247	472,767
Agilent Technologies, Inc.	11,591	1,656,586
Bio-Techne Corp.	17,890	1,323,681
Bruker Corp.	4,587	308,201
Danaher Corp.	33,501	9,022,154
ICON PLC (A)	3,644	1,173,587
Pacific Biosciences of California, Inc. (A)	36,880	50,526
Repligen Corp. (A)	4,285	646,735
Revvity, Inc.	6,187	758,155
Tempus AI, Inc. (A)	7,141	424,033
Thermo Fisher Scientific, Inc.	18,451	11,348,657
		27,185,082
Pharmaceuticals – 21.1%
Alto Neuroscience, Inc. (A)	8,964	114,829
Arvinas, Inc. (A)	8,198	214,460
AstraZeneca PLC, ADR	65,868	5,771,354
Chugai Pharmaceutical Company, Ltd.	23,200	1,171,194
Daiichi Sankyo Company, Ltd.	15,600	654,851
Elanco Animal Health, Inc. (A)	17,067	264,026
Eli Lilly & Company	27,616	26,511,902
EyePoint Pharmaceuticals, Inc. (A)	14,944	133,749
Longboard Pharmaceuticals, Inc. (A)	16,979	612,602
Merck & Company, Inc.	64,514	7,641,683
Neumora Therapeutics, Inc. (A)	11,996	137,954
Novo Nordisk A/S, ADR	24,265	3,376,717
Ocular Therapeutix, Inc. (A)	15,300	134,946
Pharvaris NV (A)	8,796	158,328
Pliant Therapeutics, Inc. (A)	13,397	178,046
Rapport Therapeutics, Inc. (A)	17,473	380,038
Sanofi SA, ADR	14,269	802,774
Structure Therapeutics, Inc., ADR (A)	16,331	622,701
Tarsus Pharmaceuticals, Inc. (A)	4,184	113,428
Verona Pharma PLC, ADR (A)	16,600	456,168
WaVe Life Sciences, Ltd. (A)	24,855	142,668
		49,594,418
		231,785,295
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	2,277	15,233
TOTAL COMMON STOCKS (Cost $144,155,728)		$232,749,911
PREFERRED SECURITIES – 0.2%
Health care – 0.2%
Life sciences tools and services – 0.2%
Sartorius AG	1,876	518,335
TOTAL PREFERRED SECURITIES (Cost $279,970)		$518,335
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030 (B)	$276,000	242,107
TOTAL CONVERTIBLE BONDS (Cost $276,000)		$242,107
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $379.50) (A)	7,150	165

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
REVOLUTION Medicines, Inc. (Expiration Date: 12-17-26; Strike Price: $11.50) (A)	6,524	$701
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)(C)	2,900	293
TOTAL WARRANTS (Cost $42,435)		$1,159
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2300% (D)	1,136,616	1,136,616
T. Rowe Price Government Reserve Fund, 5.3251% (D)	100	100
TOTAL SHORT-TERM INVESTMENTS (Cost $1,136,716)		$1,136,716
Total Investments (Health Sciences Fund) (Cost $145,890,849) – 100.0%		$234,648,228
Other assets and liabilities, net – (0.0%)		(1,833)
TOTAL NET ASSETS – 100.0%		$234,646,395
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 8-31-24.
High Yield Fund
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Argentina – 0.3%
Provincia de Buenos Aires 6.375%, (6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$950,761	$426,654
Republic of Argentina
1.000%, 07/09/2029	54,775	32,865
4.125%, (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	466,895	207,188
		666,707
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $850,956)		$666,707
CORPORATE BONDS – 83.3%
Communication services – 11.2%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	873,000	899,190
Allen Media LLC 10.500%, 02/15/2028 (A)	1,860,000	725,400
Altice Financing SA 5.750%, 08/15/2029 (A)	1,050,000	808,820
Altice France Holding SA 10.500%, 05/15/2027 (A)	770,000	304,595
Altice France SA
5.125%, 07/15/2029 (A)	900,000	627,919
5.500%, 01/15/2028 (A)	840,000	597,743
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)	$560,000	$407,912
Banijay Entertainment SAS 8.125%, 05/01/2029 (A)	510,000	528,325
CCO Holdings LLC
4.250%, 01/15/2034 (A)	3,940,000	3,177,259
4.500%, 05/01/2032	1,740,000	1,485,707
4.750%, 02/01/2032 (A)	350,000	304,967
Charter Communications Operating LLC 3.700%, 04/01/2051	540,000	342,625
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	700,000	590,256
CSC Holdings LLC
4.500%, 11/15/2031 (A)	330,000	219,469
5.000%, 11/15/2031 (A)	430,000	160,104
5.750%, 01/15/2030 (A)	660,000	261,079
6.500%, 02/01/2029 (A)	1,330,000	1,003,832
11.250%, 05/15/2028 (A)	430,000	382,136
CSC Holdings LLC 11.750%, 01/31/2029 (A)	510,000	450,334
Directv Financing LLC 5.875%, 08/15/2027 (A)	280,000	271,129
DISH DBS Corp.
5.125%, 06/01/2029	1,020,000	464,415
5.750%, 12/01/2028 (A)	1,210,000	930,983
5.875%, 11/15/2024	110,000	106,775
7.750%, 07/01/2026	1,800,000	1,211,114
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	860,000	859,178
Gray Television, Inc. 5.375%, 11/15/2031 (A)	980,000	561,336
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	30,000	17,209
5.250%, 08/15/2027 (A)	780,000	487,892
Level 3 Financing, Inc. 11.000%, 11/15/2029 (A)	500,000	548,154
Match Group Holdings II LLC 4.625%, 06/01/2028 (A)	300,000	288,444
Optics Bidco SpA 6.000%, 09/30/2034 (A)	535,000	518,933
Sunrise HoldCo IV BV 5.500%, 01/15/2028 (A)	400,000	393,852
Time Warner Cable LLC 7.300%, 07/01/2038	400,000	418,330
Univision Communications, Inc. 8.000%, 08/15/2028 (A)	410,000	414,811
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	600,000	533,841
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	550,000	521,325
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	230,000	201,779
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	430,000	385,141
		22,412,313
Consumer discretionary – 17.9%
Academy, Ltd. 6.000%, 11/15/2027 (A)	490,000	488,127
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	476,000	468,099
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,000,000	930,263
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)	792,377	899,348

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Boyne USA, Inc. 4.750%, 05/15/2029 (A)		$200,000	$191,965
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)(B)		770,000	728,350
6.500%, 02/15/2032 (A)		520,000	534,368
Carnival Corp.
5.750%, 03/01/2027 (A)		470,000	471,557
6.000%, 05/01/2029 (A)(B)		1,050,000	1,054,695
7.000%, 08/15/2029 (A)		400,000	420,607
10.500%, 06/01/2030 (A)		1,150,000	1,248,153
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)		620,000	670,759
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)		1,020,000	933,761
Carriage Services, Inc. 4.250%, 05/15/2029 (A)		420,000	387,794
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)		550,000	464,609
Empire Communities Corp. 9.750%, 05/01/2029 (A)		880,000	927,299
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)		400,000	374,201
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)		2,983,778	298
Foot Locker, Inc. 4.000%, 10/01/2029 (A)(B)		760,000	661,612
Ford Motor Company
3.250%, 02/12/2032		400,000	340,690
6.100%, 08/19/2032		30,000	30,826
Ford Motor Credit Company LLC 7.350%, 03/06/2030		520,000	563,035
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)		1,110,000	1,097,347
Garrett Motion Holdings, Inc. 7.750%, 05/31/2032 (A)		490,000	507,094
Gates Corp. 6.875%, 07/01/2029 (A)		340,000	348,753
Global Auto Holdings, Ltd. 8.750%, 01/15/2032 (A)		660,000	631,965
Marston's Issuer PLC 7.758%, (SONIA + 2.669%), 07/16/2035 (D)	GBP	380,000	371,369
Melco Resorts Finance, Ltd.
5.375%, 12/04/2029 (A)		$650,000	592,449
7.625%, 04/17/2032 (A)		460,000	460,665
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (A)		170,000	164,626
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)		320,000	320,716
7.750%, 02/15/2029 (A)(B)		760,000	811,077
8.125%, 01/15/2029 (A)		790,000	844,981
8.375%, 02/01/2028 (A)		1,240,000	1,305,225
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)		430,000	433,123
PetSmart, Inc. 7.750%, 02/15/2029 (A)		250,000	246,156
PM General Purchaser LLC 9.500%, 10/01/2028 (A)		1,500,000	1,538,115
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/2028		630,000	602,858
5.500%, 04/01/2028 (A)		370,000	372,858
6.000%, 02/01/2033 (A)		70,000	71,707
6.250%, 03/15/2032 (A)		900,000	929,446
7.250%, 01/15/2030 (A)		920,000	972,586
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Sally Holdings LLC 6.750%, 03/01/2032	$710,000	$724,251
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	460,000	463,019
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	390,000	381,551
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	280,000	279,828
The Michaels Companies, Inc. 5.250%, 05/01/2028 (A)	740,000	581,006
TopBuild Corp. 3.625%, 03/15/2029 (A)	400,000	370,909
Upbound Group, Inc. 6.375%, 02/15/2029 (A)	930,000	907,161
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	310,000	309,632
7.000%, 02/15/2029 (A)	1,590,000	1,610,665
9.125%, 07/15/2031 (A)	1,110,000	1,217,733
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	350,000	343,368
WW International, Inc. 4.500%, 04/15/2029 (A)	1,000,000	247,500
Wynn Macau, Ltd. 5.625%, 08/26/2028 (A)	1,040,000	993,603
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	510,000	498,988
7.125%, 02/15/2031 (A)	390,000	413,920
ZF North America Capital, Inc.
6.875%, 04/23/2032 (A)	740,000	768,878
7.125%, 04/14/2030 (A)	320,000	335,330
		35,860,874
Consumer staples – 0.9%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	300,000	303,672
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	700,000	658,256
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	720,000	712,023
		1,673,951
Energy – 9.5%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,100,000	1,089,295
Blue Racer Midstream LLC 7.250%, 07/15/2032 (A)	1,050,000	1,100,907
Chord Energy Corp. 6.375%, 06/01/2026 (A)	950,000	955,330
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	700,000	652,880
Crescent Energy Finance LLC
7.625%, 04/01/2032 (A)	400,000	412,466
9.250%, 02/15/2028 (A)	610,000	646,809
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (E)	230,000	228,188
EQM Midstream Partners LP 6.500%, 07/15/2048	990,000	1,022,564
Hilcorp Energy I LP
6.250%, 04/15/2032 (A)	670,000	667,716
8.375%, 11/01/2033 (A)	410,000	449,026
Howard Midstream Energy Partners LLC
7.375%, 07/15/2032 (A)	380,000	393,400
8.875%, 07/15/2028 (A)	420,000	447,740
MEG Energy Corp. 5.875%, 02/01/2029 (A)	350,000	346,580

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Noble Finance II LLC 8.000%, 04/15/2030 (A)	$430,000	$445,847
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	700,000	715,718
Permian Resources Operating LLC
5.875%, 07/01/2029 (A)	290,000	290,033
6.250%, 02/01/2033 (A)	30,000	30,762
7.000%, 01/15/2032 (A)	1,380,000	1,447,635
9.875%, 07/15/2031 (A)	620,000	694,372
Range Resources Corp. 8.250%, 01/15/2029	800,000	829,162
Shelf Drilling Holdings, Ltd. 9.625%, 04/15/2029 (A)	700,000	659,196
Southwestern Energy Company 4.750%, 02/01/2032	930,000	881,437
Summit Midstream Holdings LLC
8.625%, 10/31/2029 (A)	290,000	300,984
10.000%, 10/15/2026 (A)	430,000	440,635
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	670,000	638,948
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	280,000	249,077
4.125%, 08/15/2031 (A)	420,000	389,334
6.250%, 01/15/2030 (A)	500,000	519,857
Venture Global LNG, Inc.
7.000%, 01/15/2030 (A)	460,000	470,280
9.875%, 02/01/2032 (A)	1,440,000	1,599,840
		19,016,018
Financials – 11.3%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	350,000	313,311
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	860,000	762,378
Banco Santander SA 9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (E)	600,000	695,668
BNP Paribas SA
7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(E)	820,000	826,170
7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (A)(E)	540,000	561,028
8.000%, (8.000% to 8-22-31, then 5 Year CMT + 3.727%), 08/22/2031 (A)(E)	210,000	220,886
Boost Newco Borrower LLC 7.500%, 01/15/2031 (A)	810,000	863,663
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	300,000	296,838
6.875%, 04/15/2030 (A)	630,000	622,054
9.250%, 07/01/2031 (A)	570,000	609,430
Citigroup, Inc. 7.200%, (7.200% to 5-15-29, then 5 Year CMT + 2.905), 05/15/2029 (E)	550,000	574,925
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	720,000	593,321
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(E)	560,000	574,700
FirstCash, Inc.
4.625%, 09/01/2028 (A)	530,000	507,760
5.625%, 01/01/2030 (A)	170,000	167,962
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
FirstCash, Inc. (continued)
6.875%, 03/01/2032 (A)	$390,000	$400,652
Five Point Operating Company LP 10.500%, (10.500% to 11-15-24, then 11.000% to 11-15-26, then 12.000% thereafter), 01/15/2028 (A)	537,335	550,150
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	977,637	977,232
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	640,000	559,926
Jane Street Group
4.500%, 11/15/2029 (A)	250,000	238,611
7.125%, 04/30/2031 (A)	720,000	756,173
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	230,000	223,202
4.750%, 06/15/2029 (A)	220,000	212,050
7.000%, 07/15/2031 (A)	980,000	1,018,931
Lloyds Banking Group PLC 8.000%, (8.000% to 3-27-30, then 5 Year CMT + 3.913%), 09/27/2029 (B)(E)	810,000	856,880
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	450,000	409,979
6.500%, 05/01/2028 (A)	390,000	374,282
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	600,000	547,273
4.000%, 10/15/2033 (A)	890,000	784,367
Ryan Specialty LLC 4.375%, 02/01/2030 (A)	670,000	641,877
Shift4 Payments, Inc. 6.750%, 08/15/2032 (A)	490,000	505,516
Starwood Property Trust, Inc. 7.250%, 04/01/2029 (A)	370,000	385,142
StoneX Group, Inc. 7.875%, 03/01/2031 (A)	400,000	420,603
The Bank of Nova Scotia 8.000%, (8.000% to 1-27-29, then 5 Year CMT + 4.017%), 01/27/2084	380,000	403,002
The Charles Schwab Corp. 4.000%, (4.000% to 12-1-30, then 10 Year CMT + 3.079%), 12/01/2030 (E)	370,000	322,023
The Toronto-Dominion Bank
7.250%, (7.250% to 7-31-29, then 5 Year CMT + 2.977%), 07/31/2084	400,000	409,035
8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082	550,000	586,023
UBS AG 3.625%, 09/09/2024	250,000	249,925
UBS Group AG
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (A)	330,000	357,919
7.750%, (7.750% to 4-12-31, then 5 Year SOFR ICE Swap Rate + 4.160%), 04/12/2031 (A)(E)	220,000	231,564
9.016%, (9.016% to 11-15-32, then Overnight SOFR + 5.020%), 11/15/2033 (A)	340,000	422,900
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(E)	430,000	474,108

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	$790,000	$771,048
VFH Parent LLC 7.500%, 06/15/2031 (A)	320,000	331,971
		22,612,458
Health care – 6.4%
Akumin, Inc. 8.000%, (8.000% Cash and 0.000% PIK), 08/01/2027 (A)	1,000,000	895,470
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	390,000	373,120
Bausch Health Companies, Inc.
6.125%, 02/01/2027 (A)	180,000	153,692
6.250%, 02/15/2029 (A)	2,081,000	1,102,930
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	420,000	376,586
6.125%, 04/01/2030 (A)	70,000	55,433
6.875%, 04/15/2029 (A)	1,710,000	1,471,507
10.875%, 01/15/2032 (A)	1,110,000	1,201,598
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (A)(B)	490,000	520,272
LifePoint Health, Inc.
9.875%, 08/15/2030 (A)	1,100,000	1,206,349
11.000%, 10/15/2030 (A)	260,000	293,019
Medline Borrower LP
3.875%, 04/01/2029 (A)	280,000	264,479
5.250%, 10/01/2029 (A)	540,000	530,354
6.250%, 04/01/2029 (A)	600,000	618,495
Sotera Health Holdings LLC 7.375%, 06/01/2031 (A)	990,000	1,035,379
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	760,000	780,747
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029 (B)	500,000	495,225
7.875%, 09/15/2029	200,000	220,231
8.125%, 09/15/2031	790,000	904,074
US Renal Care, Inc. 10.625%, 06/28/2028 (A)	390,500	335,830
		12,834,790
Industrials – 13.8%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (A)	590,000	610,740
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)	430,000	437,093
AerCap Holdings NV 5.875%, (5.875% to 10-10-24, then 5 Year CMT + 4.535%), 10/10/2079	430,000	429,427
American Airlines, Inc.
5.750%, 04/20/2029 (A)	1,370,000	1,342,915
7.250%, 02/15/2028 (A)(B)	490,000	493,047
8.500%, 05/15/2029 (A)	800,000	831,729
Anagram Holdings LLC 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(C)	100,555	754
Arcosa, Inc. 6.875%, 08/15/2032 (A)	310,000	323,155
ATS Corp. 4.125%, 12/15/2028 (A)	460,000	430,464
Beacon Roofing Supply, Inc. 6.500%, 08/01/2030 (A)	300,000	308,075
Bombardier, Inc.
7.000%, 06/01/2032 (A)	730,000	759,923
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Bombardier, Inc. (continued)
7.250%, 07/01/2031 (A)		$670,000	$703,292
8.750%, 11/15/2030 (A)		800,000	872,404
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		680,000	679,919
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)		360,000	367,889
CoreCivic, Inc. 8.250%, 04/15/2029		1,220,000	1,286,999
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	340,000	247,245
EquipmentShare.com, Inc. 8.625%, 05/15/2032 (A)		$560,000	585,592
Esab Corp. 6.250%, 04/15/2029 (A)		440,000	452,009
GFL Environmental, Inc. 6.750%, 01/15/2031 (A)		500,000	522,289
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		210,000	194,527
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (A)		460,000	485,235
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)		140,000	138,372
Madison IAQ LLC
4.125%, 06/30/2028 (A)		250,000	237,875
5.875%, 06/30/2029 (A)		500,000	476,455
Masterbrand, Inc. 7.000%, 07/15/2032 (A)		550,000	566,503
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)		570,000	585,761
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)		360,000	341,319
Park-Ohio Industries, Inc. 6.625%, 04/15/2027		100,000	96,680
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)		690,000	687,362
R.R. Donnelley & Sons Company
9.500%, 08/01/2029 (A)		440,000	435,916
10.875%, 08/01/2029 (A)		890,000	871,072
Railworks Holdings LP 8.250%, 11/15/2028 (A)		470,000	480,179
Reworld Holding Corp. 4.875%, 12/01/2029 (A)		570,000	528,912
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)		780,000	741,885
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)		1,402,000	875,573
Stena International SA 7.250%, 01/15/2031 (A)		470,000	483,931
The GEO Group, Inc.
8.625%, 04/15/2029		420,000	435,697
10.250%, 04/15/2031		1,020,000	1,077,612
Titan International, Inc. 7.000%, 04/30/2028		520,000	508,509
TransDigm, Inc.
6.625%, 03/01/2032 (A)		300,000	311,991
6.750%, 08/15/2028 (A)		420,000	431,822
7.125%, 12/01/2031 (A)		400,000	422,408
Tutor Perini Corp. 11.875%, 04/30/2029 (A)		900,000	978,921
United Airlines, Inc. 4.625%, 04/15/2029 (A)		200,000	190,380
United Rentals North America, Inc.
3.875%, 02/15/2031		360,000	332,266

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Rentals North America, Inc. (continued)
6.125%, 03/15/2034 (A)	$580,000	$592,458
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	360,000	345,582
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)(B)	880,000	721,610
7.875%, 05/01/2027 (A)(B)	250,000	234,635
9.500%, 06/01/2028 (A)	80,000	74,814
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	769,146
XPO, Inc. 7.125%, 02/01/2032 (A)	250,000	261,543
		27,601,911
Information technology – 3.9%
Amentum Escrow Corp. 7.250%, 08/01/2032 (A)	790,000	826,023
CA Magnum Holdings 5.375%, 10/31/2026 (A)	430,000	419,569
Central Parent, Inc. 7.250%, 06/15/2029 (A)	500,000	502,492
Cloud Software Group, Inc.
8.250%, 06/30/2032 (A)	660,000	691,042
9.000%, 09/30/2029 (A)	440,000	442,843
CommScope LLC 4.750%, 09/01/2029 (A)	1,400,000	1,127,000
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	1,040,000	794,679
Elastic NV 4.125%, 07/15/2029 (A)	750,000	698,770
Gen Digital, Inc. 7.125%, 09/30/2030 (A)(B)	410,000	428,355
NCR Atleos Corp. 9.500%, 04/01/2029 (A)	660,000	727,006
Open Text Holdings, Inc. 4.125%, 12/01/2031 (A)	520,000	473,501
Rackspace Finance LLC 3.500%, 05/15/2028 (A)	702,000	317,280
Viasat, Inc. 7.500%, 05/30/2031 (A)	410,000	313,598
		7,762,158
Materials – 4.1%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,220,000	281,060
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	1,000,000	861,751
Canpack SA 3.875%, 11/15/2029 (A)	750,000	686,083
Cascades, Inc. 5.375%, 01/15/2028 (A)	400,000	390,653
First Quantum Minerals, Ltd.
6.875%, 10/15/2027 (A)	700,000	694,195
8.625%, 06/01/2031 (A)	260,000	259,898
9.375%, 03/01/2029 (A)	1,470,000	1,564,086
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,160,000	1,136,111
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	900,000	908,367
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	700,000	669,229
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	1,951,648	1,952
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	$1,140,000	$11
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/2028 (A)	150,000	149,698
Summit Materials LLC 5.250%, 01/15/2029 (A)	500,000	494,948
		8,098,042
Real estate – 2.4%
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031 (A)	200,000	216,569
Diversified Healthcare Trust
4.375%, 03/01/2031	500,000	382,781
4.750%, 02/15/2028	270,000	237,249
9.750%, 06/15/2025	150,000	150,267
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	290,000	282,349
5.000%, 03/01/2028 (A)	420,000	406,835
IIP Operating Partnership LP 5.500%, 05/25/2026	1,030,000	990,137
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	170,000	161,795
MPT Operating Partnership LP
3.500%, 03/15/2031	300,000	204,916
4.625%, 08/01/2029	250,000	192,242
Service Properties Trust
5.500%, 12/15/2027	640,000	602,037
8.375%, 06/15/2029	620,000	614,081
8.625%, 11/15/2031 (A)	300,000	320,918
		4,762,176
Utilities – 1.9%
Lightning Power LLC 7.250%, 08/15/2032 (A)	470,000	485,650
NextEra Energy Operating Partners LP 7.250%, 01/15/2029 (A)	230,000	240,803
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	460,000	422,159
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	810,000	760,956
TransAlta Corp. 7.750%, 11/15/2029	380,000	401,372
Vistra Operations Company LLC
6.875%, 04/15/2032 (A)	910,000	945,211
7.750%, 10/15/2031 (A)	580,000	617,132
		3,873,283
TOTAL CORPORATE BONDS (Cost $179,649,229)		$166,507,974
CONVERTIBLE BONDS – 0.6%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	700,000	435,812
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 5.223%, 03/15/2028 (F)	530,000	441,490
Industrials – 0.1%
Bloom Energy Corp. 3.000%, 06/01/2029 (A)	170,000	152,745
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)(B)	220,000	202,964
TOTAL CONVERTIBLE BONDS (Cost $1,541,430)		$1,233,011

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) – 5.0%
Communication services – 0.8%
Gray Television, Inc., 2024 Term Loan B (1 month CME Term SOFR + 5.250%) 10.592%, 06/04/2029	$440,000	$419,896
ViaPath Technologies , 2024 Term Loan (Prime rate + 6.500%) 15.000%, 08/06/2029	1,210,000	1,168,654
		1,588,550
Consumer discretionary – 0.5%
Adtalem Global Education, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%) 7.997%, 08/12/2028	253,313	253,473
Clarios Global LP, 2024 USD Term Loan B (1 month CME Term SOFR + 2.500%) 7.747%, 05/06/2030	389,025	389,348
First Brands Group LLC, 2021 Term Loan (3 month CME Term SOFR + 5.000%) 10.252%, 03/30/2027	357,975	353,164
		995,985
Financials – 0.8%
Acrisure LLC, 2024 Term Loan B6 (3 month CME Term SOFR + 3.250%) 8.594%, 11/06/2030	441,747	438,195
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%) 9.347%, 08/19/2028	981,775	971,781
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month CME Term SOFR + 6.750%) 12.346%, 04/07/2028	250,000	249,375
		1,659,351
Health care – 0.6%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%) 8.592%, 05/01/2031	399,000	398,832
Eyecare Partners LLC, 2024 Second Out Term Loan B (3 month CME Term SOFR + 4.610%) 9.989%, 11/30/2028	476,023	297,514
LifePoint Health, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.750%) 10.054%, 11/16/2028	477,073	478,447
		1,174,793
Industrials – 0.7%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 9.097%, 05/12/2028	778,000	773,075
Genesee & Wyoming, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.000%) 7.335%, 04/10/2031	420,000	419,870
United Airlines, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 8.033%, 02/22/2031	229,425	229,783
		1,422,728
Information technology – 1.4%
Dcert Buyer, Inc., 2019 Term Loan B (1 month CME Term SOFR + 4.000%) 9.247%, 10/16/2026	677,020	662,424
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month CME Term SOFR + 7.000%) 12.247%, 02/19/2029	880,000	752,127
MRI Software LLC, 2020 Term Loan (3 month CME Term SOFR + 4.750%) 10.185%, 02/10/2027	68,310	67,285
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Information technology (continued)
MRI Software LLC, 2020 Term Loan B (3 month CME Term SOFR + 4.750%) 10.185%, 02/10/2027	$118,768	$116,987
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month CME Term SOFR + 5.000%) 10.404%, 04/11/2029	237,000	226,484
Vericast Corp., 2024 Extended Term Loan (Prime rate + 6.750%) 13.029%, 06/16/2026	903,000	870,266
		2,695,573
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 10.000%, 12/31/2027 (H)	511,968	475,363
TOTAL TERM LOANS (Cost $10,526,814)		$10,012,343
ASSET BACKED SECURITIES – 7.7%
AGL CLO, Ltd. Series 2021-11A, Class E (3 month CME Term SOFR + 6.622%) 11.923%, 04/15/2034 (A)(D)	350,000	350,379
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 8.186%, 01/17/2032 (A)(D)	440,000	440,574
Ares CLO, Ltd. Series 2017-44A, Class CR (3 month CME Term SOFR + 3.662%) 8.963%, 04/15/2034 (A)(D)	410,000	410,920
Balboa Bay Loan Funding, Ltd. Series 2022-1A, Class D (3 month CME Term SOFR + 4.000%) 9.282%, 04/20/2034 (A)(D)	290,000	290,620
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 12.392%, 04/20/2035 (A)(D)	450,000	445,500
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month CME Term SOFR + 3.162%) 8.444%, 07/20/2029 (A)(D)	250,000	250,350
Series 2020-4A, Class E (3 month CME Term SOFR + 5.942%) 11.224%, 01/20/2032 (A)(D)	350,000	350,000
Series 2023-3A, Class D (3 month CME Term SOFR + 4.500%) 9.801%, 10/15/2036 (A)(D)	250,000	253,280
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month CME Term SOFR + 3.362%) 8.663%, 07/15/2034 (A)(D)	250,000	240,699
Blueberry Park CLO, Ltd. Series 2024-1A, Class D1 (3 month CME Term SOFR + 2.900%) 7.917%, 10/20/2037 (A)(D)	240,000	240,041
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class E (3 month CME Term SOFR + 6.792%) 12.071%, 04/19/2034 (A)(D)	170,000	163,266
CarVal CLO XI C, Ltd. Series 2024-3A, Class D1 (3 month CME Term SOFR + 3.000%) 8.017%, 10/20/2037 (A)(D)	460,000	460,081

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CIFC Funding, Ltd. Series 2017-5A, Class DR (3 month CME Term SOFR + 3.050%) 8.382%, 07/17/2037 (A)(D)	$200,000	$198,793
Dryden CLO, Ltd. Series 2018-70A, Class E (3 month CME Term SOFR + 6.312%) 11.598%, 01/16/2032 (A)(D)	750,000	730,379
Galaxy XXII CLO, Ltd. Series 2016-22A, Class DRR (3 month CME Term SOFR + 3.612%) 8.898%, 04/16/2034 (A)(D)	290,000	289,835
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 2.762%) 8.063%, 04/15/2031 (A)(D)	530,000	524,891
Series 2018-1A, Class E (3 month CME Term SOFR + 5.212%) 10.513%, 04/15/2031 (A)(D)	750,000	733,516
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 9.197%, 04/17/2034 (A)(D)	390,000	390,449
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month CME Term SOFR + 5.962%) 11.244%, 01/20/2030 (A)(D)	440,000	439,968
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month CME Term SOFR + 7.962%) 13.244%, 01/20/2033 (A)(D)	600,000	602,765
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class D1R (3 month CME Term SOFR + 4.300%) 9.357%, 07/30/2037 (A)(D)	390,000	390,000
ICG US CLO, Ltd. Series 2022-1A, Class DJ (3 month CME Term SOFR + 5.730%) 11.012%, 07/20/2035 (A)(D)	300,000	300,458
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.701%, 04/15/2035 (A)(D)	250,000	250,206
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month CME Term SOFR + 3.382%) 8.683%, 07/15/2031 (A)(D)	670,000	646,267
Mountain View CLO XVI, Ltd. Series 2022-1A, Class DR (3 month CME Term SOFR + 4.190%) 9.491%, 04/15/2034 (A)(D)	340,000	343,123
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2017-25A, Class D1R2 (3 month CME Term SOFR + 3.100%) 8.423%, 07/18/2038 (A)(D)	250,000	251,652
Series 2018-28A, Class D (3 month CME Term SOFR + 3.112%) 8.394%, 04/20/2030 (A)(D)	340,000	339,994
Oaktree CLO, Ltd. Series 2022-2A, Class DR (3 month CME Term SOFR + 4.500%) 9.801%, 07/15/2033 (A)(D)	500,000	500,279
Octagon 55, Ltd. Series 2021-1A, Class D (3 month CME Term SOFR + 3.362%) 8.644%, 07/20/2034 (A)(D)	410,000	410,180
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
OHA Credit Funding 11, Ltd. Series 2022-11A, Class D1R (3 month CME Term SOFR + 2.850%) 8.056%, 07/19/2037 (A)(D)	$280,000	$280,045
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month CME Term SOFR + 3.862%) 9.117%, 10/30/2030 (A)(D)	1,000,000	1,004,704
Palmer Square CLO, Ltd. Series 2022-3A, Class D1R (3 month CME Term SOFR + 2.950%) 8.135%, 07/20/2037 (A)(D)	400,000	400,070
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class CR (3 month CME Term SOFR + 3.000%) 8.301%, 04/15/2031 (A)(D)	310,000	310,257
Rockland Park CLO, Ltd. Series 2021-1A, Class E (3 month CME Term SOFR + 6.512%) 11.794%, 04/20/2034 (A)(D)	200,000	200,285
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month CME Term SOFR + 7.512%) 12.794%, 07/20/2034 (A)(D)	390,000	379,150
Symphony CLO XXII, Ltd. Series 2020-22A, Class D (3 month CME Term SOFR + 3.412%) 8.691%, 04/18/2033 (A)(D)	500,000	500,597
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR2 (3 month CME Term SOFR + 3.362%) 8.663%, 10/13/2032 (A)(D)	300,000	300,533
Trinitas CLO XXVI, Ltd. Series 2023-26A, Class D (3 month CME Term SOFR + 4.500%) 9.782%, 01/20/2035 (A)(D)	500,000	504,176
Valley Stream Park CLO, Ltd. Series 2022-1A, Class DR (3 month CME Term SOFR + 4.150%) 9.432%, 10/20/2034 (A)(D)	320,000	321,323
TOTAL ASSET BACKED SECURITIES (Cost $15,351,779)		$15,439,605
COMMON STOCKS – 0.3%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	11	0
Energy – 0.2%
Chord Energy Corp.	3,199	474,816
KCAD Holdings I, Ltd. (H)(I)(J)	752,218,031	752
MWO Holdings LLC (H)(I)(J)	1,134	7,053
Permian Production (H)(J)	35,417	21,250
		503,871
Health care – 0.1%
Endo, Inc. (J)	3,956	106,812
TOTAL COMMON STOCKS (Cost $7,520,306)		$610,683
ESCROW SHARES – 0.1%
Arctic Canadian Diamonds Holding Units (H)(J)	518	48,322
TOTAL ESCROW SHARES (Cost $0)		$48,322
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. (H)(J)	$4,380,000	0
Par Pharmaceutical, Inc. (A)(H)(J)	770,000	25,256
TOTAL ESCROW CERTIFICATES (Cost $0)		$25,256

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.0%
Short-term funds – 3.0%
John Hancock Collateral Trust, 5.2747% (K)(L)	477,910	$4,778,907
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.2202% (K)	1,258,962	1,258,962
TOTAL SHORT-TERM INVESTMENTS (Cost $6,038,280)		$6,037,869
Total Investments (High Yield Fund) (Cost $221,478,794) – 100.3%		$200,581,770
Other assets and liabilities, net – (0.3%)		(588,531)
TOTAL NET ASSETS – 100.0%		$199,993,239
Currency Abbreviations
CAD	Canadian Dollar
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
High Yield Fund (continued)
SONIA	Sterling Overnight Interbank Average Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $155,856,302 or 77.9% of the fund's net assets as of 8-31-24.
(B)	All or a portion of this security is on loan as of 8-31-24.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 8-31-24.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	117	Long	Dec 2024	$12,837,648	$12,799,617	$(38,031)
						$(38,031)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	432,192	USD	312,246	BNP	10/18/2024	$8,901	—
GBP	119,618	USD	153,186	BNP	10/18/2024	3,963	—
GBP	587,667	USD	753,353	MSCS	10/18/2024	18,702	—
MXN	1,466,420	USD	80,277	JPM	10/18/2024	—	$(6,321)
USD	147,057	CAD	200,571	BNP	10/18/2024	—	(1,980)
USD	276,244	EUR	254,004	BNP	10/18/2024	—	(5,106)
						$31,566	$(13,407)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	General Motors Company	430,000	USD	$430,000	5.000%	Quarterly	Jun 2029	$(65,629)	$(11,390)	$(77,019)
Centrally cleared	Transocean, Inc.	853,000	USD	853,000	1.000%	Quarterly	Jun 2029	104,631	(1,074)	103,557
				$1,283,000				$39,002	$(12,464)	$26,538
The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

High Yield Fund (continued)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	American Airlines Group, Inc.	6.864%	867,000	USD	$867,000	5.000%	Quarterly	Jun 2029	$(30,438)	$(19,128)	$(49,566)
Centrally cleared	American Axle & Manufacturing, Inc.	3.613%	447,000	USD	447,000	5.000%	Quarterly	Jun 2029	17,051	12,522	29,573
Centrally cleared	Calpine Corp.	1.560%	860,000	USD	860,000	5.000%	Quarterly	Jun 2029	110,886	23,793	134,679
Centrally cleared	CDX.NA.HY.42	3.213%	2,679,000	USD	2,679,000	5.000%	Quarterly	Jun 2029	164,578	54,319	218,897
Centrally cleared	Ford Motor Company	1.566%	1,430,000	USD	1,430,000	5.000%	Quarterly	Jun 2029	197,421	26,998	224,419
Centrally cleared	Nabors Industries, Inc.	5.191%	853,000	USD	853,000	1.000%	Quarterly	Jun 2029	(149,328)	11,983	(137,345)
					$7,136,000				$310,170	$110,487	$420,657
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
See Notes to financial statements regarding investment transactions and other derivatives information.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 97.7%
Australia - 4.6%
Ampol, Ltd.	31,131	$609,093
ANZ Group Holdings, Ltd.	403,546	8,282,930
APA Group	170,972	876,166
Aristocrat Leisure, Ltd.	76,825	2,835,722
ASX, Ltd.	26,227	1,085,822
Aurizon Holdings, Ltd.	244,865	559,018
BHP Group, Ltd.	681,332	18,759,563
BlueScope Steel, Ltd.	59,360	827,001
Brambles, Ltd.	185,901	2,291,659
carsales.com, Ltd.	47,679	1,223,680
Cochlear, Ltd.	8,745	1,775,443
Coles Group, Ltd.	179,088	2,273,697
Commonwealth Bank of Australia	225,414	21,230,046
Computershare, Ltd.	71,241	1,369,632
CSL, Ltd.	64,921	13,482,456
Dexus	146,314	711,120
Endeavour Group, Ltd.	202,080	728,642
Fortescue, Ltd.	228,377	2,813,491
Goodman Group	230,685	5,204,226
Insurance Australia Group, Ltd.	328,681	1,679,674
Macquarie Group, Ltd.	49,352	7,183,361
Medibank Private, Ltd.	371,786	970,618
Mineral Resources, Ltd.	23,505	634,436
Mirvac Group	532,653	731,420
MMG, Ltd. (A)	564,000	160,326
National Australia Bank, Ltd.	417,309	10,754,963
Northern Star Resources, Ltd.	151,948	1,551,494
Orica, Ltd.	65,588	786,736
Origin Energy, Ltd.	229,781	1,549,223
Pilbara Minerals, Ltd. (B)	378,663	758,114
Pro Medicus, Ltd.	7,751	793,156
Qantas Airways, Ltd. (A)	109,136	493,764
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
QBE Insurance Group, Ltd.	205,105	$2,187,241
Ramsay Health Care, Ltd.	24,443	686,160
REA Group, Ltd.	6,978	1,033,587
Reece, Ltd.	30,664	566,055
Rio Tinto, Ltd.	50,073	3,748,797
Santos, Ltd.	428,871	2,090,909
Scentre Group	696,582	1,614,054
SEEK, Ltd.	46,850	729,510
Seven Group Holdings, Ltd.	26,766	743,546
Sonic Healthcare, Ltd.	61,440	1,149,665
South32, Ltd.	603,346	1,270,587
Stockland	323,120	1,091,211
Suncorp Group, Ltd.	176,423	2,106,955
Telstra Group, Ltd.	544,770	1,446,977
The GPT Group	260,297	861,465
The Lottery Corp., Ltd.	295,666	995,736
Transurban Group	413,851	3,782,315
Treasury Wine Estates, Ltd.	109,001	840,919
Vicinity, Ltd.	517,311	774,068
Washington H. Soul Pattinson & Company, Ltd.	31,523	735,083
Wesfarmers, Ltd.	152,618	7,486,928
Westpac Banking Corp.	466,862	9,842,930
WiseTech Global, Ltd.	22,385	1,803,767
Woodside Energy Group, Ltd.	253,236	4,639,102
Woolworths Group, Ltd.	163,449	3,942,896
		171,157,155
Austria - 0.1%
Erste Group Bank AG	45,241	2,476,257
OMV AG	19,425	847,238

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
Verbund AG	8,957	$761,365
voestalpine AG (B)	14,460	352,827
		4,437,687
Belgium - 0.5%
Ageas SA/NV	22,951	1,179,746
Anheuser-Busch InBev SA/NV	120,720	7,408,841
D'ieteren Group	2,907	705,715
Elia Group SA/NV	3,915	429,219
Groupe Bruxelles Lambert NV	11,829	913,375
KBC Group NV	33,294	2,592,506
Lotus Bakeries NV	55	691,904
Sofina SA	2,086	508,341
Syensqo SA	10,069	829,114
UCB SA	16,991	3,077,290
Umicore SA	27,904	350,295
Warehouses De Pauw CVA	23,296	623,504
		19,309,850
Brazil - 0.9%
Ambev SA	639,900	1,460,111
Atacadao SA (A)	87,100	138,626
B3 SA - Brasil Bolsa Balcao	770,060	1,732,514
Banco Bradesco SA	201,338	505,136
Banco BTG Pactual SA	162,200	1,023,400
Banco do Brasil SA	231,900	1,157,041
BB Seguridade Participacoes SA	97,100	632,810
BRF SA (A)	79,700	370,928
Caixa Seguridade Participacoes SA	90,800	263,413
CCR SA	129,300	303,982
Centrais Eletricas Brasileiras SA	158,700	1,175,618
Cia de Saneamento Basico do Estado de Sao Paulo	46,200	776,537
Cia Siderurgica Nacional SA	90,700	190,864
Cosan SA	160,800	381,176
CPFL Energia SA	28,400	171,782
Energisa SA	31,200	261,903
Eneva SA (A)	60,100	140,014
Engie Brasil Energia SA	27,025	216,547
Equatorial Energia SA	139,400	845,905
Hapvida Participacoes e Investimentos SA (A)(C)	661,109	497,361
Hypera SA	51,500	260,792
JBS SA	105,200	653,306
Klabin SA	111,060	425,445
Localiza Rent a Car SA	121,945	895,122
Localiza Rent a Car SA, Subscription Receipt (A)	1,027	7,398
Lojas Renner SA	128,442	387,654
Natura & Company Holding SA	122,400	294,275
Petroleo Brasileiro SA	495,500	3,775,188
PRIO SA	106,400	884,283
Raia Drogasil SA	171,164	836,998
Rede D'Or Sao Luiz SA (C)	77,800	440,769
Rumo SA	175,400	680,008
Sendas Distribuidora SA (A)	182,200	309,381
Suzano SA	105,427	1,028,839
Telefonica Brasil SA	56,300	517,753
TIM SA	114,400	362,527
TOTVS SA	74,100	394,038
Ultrapar Participacoes SA	96,200	398,732
Vale SA	458,738	4,849,513
Vibra Energia SA	134,200	612,430
WEG SA	225,740	2,168,902
		32,429,021
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada - 7.5%
Agnico Eagle Mines, Ltd.	67,768	$5,521,409
Air Canada (A)	26,955	308,823
Alimentation Couche-Tard, Inc.	104,601	5,971,102
AltaGas, Ltd.	41,942	1,074,343
ARC Resources, Ltd.	81,180	1,502,341
Atco, Ltd., Class I	974	32,863
Bank of Montreal	99,330	8,307,412
Barrick Gold Corp.	238,688	4,819,278
BCE, Inc.	12,924	452,745
Brookfield Asset Management, Ltd., Class A	51,026	2,080,190
Brookfield Corp. (A)	186,417	9,378,602
Brookfield Reinsurance, Ltd. (A)	790	39,909
BRP, Inc.	5,205	377,499
CAE, Inc. (A)	45,375	811,777
Cameco Corp.	58,778	2,398,399
Canadian Apartment Properties REIT	12,977	504,386
Canadian Imperial Bank of Commerce	128,454	7,507,170
Canadian National Railway Company	74,291	8,753,510
Canadian Natural Resources, Ltd.	290,834	10,527,127
Canadian Pacific Kansas City, Ltd.	126,432	10,495,268
Canadian Tire Corp., Ltd., Class A	7,673	874,767
Canadian Utilities, Ltd., Class A	20,656	521,132
CCL Industries, Inc., Class B	20,879	1,193,728
Cenovus Energy, Inc.	189,752	3,518,645
CGI, Inc. (A)	28,401	3,199,736
CI Financial Corp.	2,662	34,449
Constellation Software, Inc.	2,728	8,908,160
Dollarama, Inc.	37,967	3,845,580
Element Fleet Management Corp.	54,544	1,131,232
Emera, Inc.	41,061	1,546,281
Empire Company, Ltd., Class A	19,952	556,373
Enbridge, Inc.	289,648	11,653,407
Fairfax Financial Holdings, Ltd.	2,909	3,511,911
First Capital Real Estate Investment Trust	1,903	24,500
First Quantum Minerals, Ltd. (A)	96,022	1,209,137
FirstService Corp.	5,725	1,032,000
Fortis, Inc. (B)	69,309	3,049,771
Franco-Nevada Corp.	26,131	3,190,827
George Weston, Ltd.	8,501	1,382,654
GFL Environmental, Inc.	30,106	1,304,634
Gildan Activewear, Inc.	21,114	962,284
Great-West Lifeco, Inc. (B)	43,110	1,417,113
Hydro One, Ltd. (C)	47,085	1,600,537
iA Financial Corp., Inc.	14,963	1,150,052
IGM Financial, Inc.	14,987	441,275
Imperial Oil, Ltd.	25,974	1,956,265
Intact Financial Corp.	24,723	4,652,910
Ivanhoe Mines, Ltd., Class A (A)	87,491	1,166,633
Keyera Corp.	32,261	966,406
Kinross Gold Corp.	168,233	1,520,482
Loblaw Companies, Ltd.	21,493	2,805,023
Lundin Mining Corp.	91,750	951,779
Magna International, Inc. (B)	38,511	1,618,568
MEG Energy Corp. (A)	37,734	751,516
Metro, Inc.	31,812	1,998,445
National Bank of Canada	46,817	4,290,010
Northland Power, Inc.	36,026	551,491
Nutrien, Ltd.	67,466	3,267,544
Onex Corp.	9,733	687,698
Open Text Corp.	37,717	1,200,093
Pan American Silver Corp.	49,790	1,005,665
Parkland Corp.	19,339	523,351
Pembina Pipeline Corp.	80,543	3,244,670

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Power Corp. of Canada	81,585	$2,504,487
Quebecor, Inc., Class B	23,212	576,489
Restaurant Brands International, Inc.	41,202	2,862,571
RioCan Real Estate Investment Trust	26,802	370,910
Rogers Communications, Inc., Class B	49,644	2,012,430
Royal Bank of Canada	191,378	23,144,575
Saputo, Inc.	36,132	803,529
Shopify, Inc., Class A (A)	163,024	12,073,925
SmartCentres Real Estate Investment Trust (B)	1,819	34,473
Stantec, Inc.	16,045	1,314,055
Sun Life Financial, Inc.	84,380	4,599,529
Suncor Energy, Inc.	174,857	7,092,111
TC Energy Corp.	141,529	6,555,293
Teck Resources, Ltd., Class B	62,607	2,997,833
TELUS Corp. (B)	70,062	1,131,785
TFI International, Inc.	11,005	1,628,722
The Bank of Nova Scotia	167,610	8,366,508
The Descartes Systems Group, Inc. (A)	11,913	1,201,245
The Toronto-Dominion Bank	239,890	14,373,997
Thomson Reuters Corp.	21,759	3,726,793
TMX Group, Ltd.	40,093	1,278,966
Toromont Industries, Ltd.	11,732	1,050,496
Tourmaline Oil Corp.	45,504	2,073,874
West Fraser Timber Company, Ltd.	7,876	696,927
Wheaton Precious Metals Corp.	61,708	3,813,794
WSP Global, Inc.	17,196	2,866,659
		280,434,863
Chile - 0.1%
Antofagasta PLC	53,685	1,310,799
Banco de Chile	5,974,952	755,926
Banco de Credito e Inversiones SA	9,974	305,534
Banco Santander Chile	8,565,162	440,575
Cencosud SA	169,918	344,031
Cia Sud Americana de Vapores SA	2,088,462	126,900
Empresas CMPC SA	150,663	260,196
Empresas COPEC SA	50,392	330,202
Enel Americas SA	2,872,677	307,791
Enel Chile SA	3,677,724	199,278
Falabella SA (A)	118,500	418,897
Latam Airlines Group SA	23,941,482	309,448
		5,109,577
China - 6.2%
360 Security Technology, Inc., Class A	61,500	60,859
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	18,700	36,747
AAC Technologies Holdings, Inc.	98,144	416,943
Accelink Technologies Company, Ltd., Class A	7,100	29,195
ACM Research Shanghai, Inc., Class A	1,659	21,407
Advanced Micro-Fabrication Equipment, Inc., Class A	4,837	92,371
AECC Aero-Engine Control Company, Ltd., Class A	16,300	43,964
AECC Aviation Power Company, Ltd., Class A	26,000	130,041
Agricultural Bank of China, Ltd., Class A	685,400	436,562
Agricultural Bank of China, Ltd., H Shares	3,787,544	1,668,330
Aier Eye Hospital Group Company, Ltd., Class A	73,384	100,182
Aima Technology Group Company, Ltd., Class A	6,200	25,701
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Air China, Ltd., Class A (A)	90,800	$89,147
Akeso, Inc. (A)(B)(C)	81,504	511,604
Alibaba Group Holding, Ltd.	2,094,483	21,708,423
Aluminum Corp. of China, Ltd., A Shares	112,200	107,510
Aluminum Corp. of China, Ltd., H Shares	528,805	329,670
Amlogic Shanghai Company, Ltd., Class A	3,109	23,839
Angel Yeast Company, Ltd., Class A	6,500	28,613
Anhui Conch Cement Company, Ltd., Class A	35,200	103,793
Anhui Conch Cement Company, Ltd., H Shares	164,439	354,844
Anhui Gujing Distillery Company, Ltd., B Shares	14,800	198,697
Anhui Gujing Distillery Company, Ltd., Class A	3,600	87,175
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	18,900	53,445
Anhui Kouzi Distillery Company, Ltd., Class A	5,800	29,755
Anhui Yingjia Distillery Company, Ltd., Class A	5,800	40,976
Anjoy Foods Group Company, Ltd., Class A	2,100	22,489
Anker Innovations Technology Company, Ltd., Class A	3,450	30,662
ANTA Sports Products, Ltd.	170,683	1,665,214
Asymchem Laboratories Tianjin Company, Ltd., Class A	2,240	20,028
Autobio Diagnostics Company, Ltd., Class A	4,600	26,490
Autohome, Inc., ADR	8,967	225,610
Avary Holding Shenzhen Company, Ltd., Class A	19,400	98,087
AVIC Airborne Systems Company, Ltd.	28,980	45,996
AVIC Industry-Finance Holdings Company, Ltd., Class A	72,500	22,875
AviChina Industry & Technology Company, Ltd., H Shares	358,295	153,149
AVICOPTER PLC, Class A	9,100	49,625
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	46,700	43,957
Baidu, Inc., Class A (A)	306,485	3,233,821
Bank of Beijing Company, Ltd., Class A	183,100	135,527
Bank of Changsha Company, Ltd., Class A	35,700	36,267
Bank of Chengdu Company, Ltd., Class A	34,600	67,911
Bank of China, Ltd., Class A	263,500	177,969
Bank of China, Ltd., H Shares	10,819,899	4,888,688
Bank of Communications Company, Ltd., Class A	332,800	333,280
Bank of Communications Company, Ltd., H Shares	1,186,090	857,115
Bank of Hangzhou Company, Ltd., Class A	50,600	90,749
Bank of Jiangsu Company, Ltd., Class A	166,300	181,949
Bank of Nanjing Company, Ltd., Class A	92,200	128,955
Bank of Ningbo Company, Ltd., Class A	54,800	156,138
Bank of Shanghai Company, Ltd., Class A	116,500	116,264
Bank of Suzhou Company, Ltd., Class A	39,300	38,841
Baoshan Iron & Steel Company, Ltd., Class A	180,800	151,925
Beijing Enlight Media Company, Ltd., Class A	28,100	28,132
Beijing Kingsoft Office Software, Inc., Class A	3,578	91,734

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Beijing New Building Materials PLC, Class A	14,200	$51,704
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., Class A	11,400	17,474
Beijing Roborock Technology Company, Ltd., Class A	1,523	48,597
Beijing Tiantan Biological Products Corp., Ltd., Class A	16,440	55,099
Beijing Tongrentang Company, Ltd., Class A	11,500	56,997
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	8,469	84,872
Beijing Yanjing Brewery Company, Ltd., Class A	27,000	36,787
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	394,400	301,789
Beiqi Foton Motor Company, Ltd., Class A (A)	48,500	15,791
Bethel Automotive Safety Systems Company, Ltd., Class A	4,580	23,980
Bilibili, Inc., Class Z (A)	30,853	444,501
Bloomage Biotechnology Corp., Ltd., Class A	2,839	20,122
BOC International China Company, Ltd., Class A	29,000	36,415
BOE Technology Group Company, Ltd., Class A	294,600	160,358
BYD Company, Ltd., Class A	14,800	518,601
BYD Company, Ltd., H Shares	140,972	4,317,546
BYD Electronic International Company, Ltd.	107,301	393,101
By-health Company, Ltd., Class A	10,200	16,230
Caitong Securities Company, Ltd., Class A	52,100	47,879
Cambricon Technologies Corp., Ltd., Class A (A)	3,317	120,788
Cathay Biotech, Inc., Class A	4,636	23,566
CGN Power Company, Ltd., Class A	122,700	82,730
CGN Power Company, Ltd., H Shares (C)	1,454,089	592,340
Changchun High & New Technology Industry Group, Inc., Class A	3,000	34,829
Changjiang Securities Company, Ltd., Class A	61,100	42,617
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	2,300	37,821
Chaozhou Three-Circle Group Company, Ltd., Class A	14,200	62,976
Chifeng Jilong Gold Mining Company, Ltd., Class A	11,700	28,618
China Baoan Group Company, Ltd., Class A	14,200	15,212
China CITIC Bank Corp., Ltd., H Shares	1,234,061	712,056
China Coal Energy Company, Ltd., H Shares	277,593	330,945
China Communications Services Corp., Ltd., H Shares	332,874	169,545
China Construction Bank Corp., Class A	83,100	88,237
China Construction Bank Corp., H Shares	12,976,124	9,111,057
China CSSC Holdings, Ltd., Class A	37,000	200,265
China Eastern Airlines Corp., Ltd., Class A (A)	94,800	50,587
China Energy Engineering Corp., Ltd., Class A	259,500	77,852
China Everbright Bank Company, Ltd., Class A	374,200	161,443
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Everbright Bank Company, Ltd., H Shares (B)	469,138	$140,516
China Feihe, Ltd. (C)	467,868	250,470
China Film Company, Ltd., Class A	15,900	22,294
China Galaxy Securities Company, Ltd., Class A	67,600	105,996
China Galaxy Securities Company, Ltd., H Shares	467,020	246,339
China Great Wall Securities Company, Ltd., Class A	45,900	43,672
China Greatwall Technology Group Company, Ltd., Class A (A)	27,800	31,464
China Hongqiao Group, Ltd.	383,332	522,761
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., Class A	20,700	83,529
China International Capital Corp., Ltd., H Shares (C)	200,449	214,361
China Jushi Company, Ltd., Class A	34,000	47,937
China Life Insurance Company, Ltd., Class A	22,900	107,719
China Life Insurance Company, Ltd., H Shares	1,027,911	1,544,404
China Literature, Ltd. (A)(C)	55,050	173,003
China Longyuan Power Group Corp., Ltd., H Shares	425,016	330,176
China Mengniu Dairy Company, Ltd.	424,329	714,882
China Merchants Bank Company, Ltd., Class A	170,900	772,474
China Merchants Bank Company, Ltd., H Shares	522,387	2,143,721
China Merchants Energy Shipping Company, Ltd., Class A	64,700	68,521
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	37,200	63,252
China Merchants Securities Company, Ltd., Class A	66,000	136,076
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	76,300	99,156
China Minsheng Banking Corp., Ltd., Class A	291,100	140,838
China Minsheng Banking Corp., Ltd., H Shares	906,767	325,922
China National Building Material Company, Ltd., H Shares	611,361	175,599
China National Chemical Engineering Company, Ltd., Class A	55,400	53,493
China National Medicines Corp., Ltd., Class A	7,200	29,884
China National Nuclear Power Company, Ltd., Class A	154,600	238,496
China National Software & Service Company, Ltd., Class A (A)	7,360	31,926
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	23,900	56,739
China Oilfield Services, Ltd., H Shares	243,334	228,036
China Pacific Insurance Group Company, Ltd., Class A	62,100	259,173
China Pacific Insurance Group Company, Ltd., H Shares	355,163	920,514
China Petroleum & Chemical Corp., Class A	253,300	242,943

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Petroleum & Chemical Corp., H Shares	3,307,946	$2,235,351
China Railway Group, Ltd., Class A	177,200	143,785
China Railway Group, Ltd., H Shares	556,115	256,821
China Railway Signal & Communication Corp., Ltd., Class A	62,395	45,772
China Rare Earth Resources and Technology Company, Ltd., Class A	6,500	20,340
China Resources Microelectronics, Ltd., Class A	8,559	41,856
China Resources Mixc Lifestyle Services, Ltd. (C)	88,681	291,804
China Resources Pharmaceutical Group, Ltd. (C)	256,250	180,426
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	11,220	71,083
China Shenhua Energy Company, Ltd., Class A	50,200	286,767
China Shenhua Energy Company, Ltd., H Shares	460,502	1,979,100
China Southern Airlines Company, Ltd., Class A (A)	88,200	70,774
China State Construction Engineering Corp., Ltd., Class A	352,300	267,543
China Three Gorges Renewables Group Company, Ltd., Class A	197,800	127,404
China Tourism Group Duty Free Corp., Ltd., Class A	16,100	138,218
China Tourism Group Duty Free Corp., Ltd., H Shares (B)(C)	14,636	85,532
China Tower Corp., Ltd., H Shares (C)	5,990,852	733,732
China United Network Communications, Ltd., Class A	265,600	173,792
China Vanke Company, Ltd., Class A (A)	90,900	86,247
China Vanke Company, Ltd., H Shares (A)(B)	289,823	151,705
China XD Electric Company, Ltd., Class A	44,100	43,031
China Yangtze Power Company, Ltd., Class A	197,800	820,099
China Zhenhua Group Science & Technology Company, Ltd., Class A	3,600	19,143
China Zheshang Bank Company, Ltd., Class A	189,700	70,110
Chongqing Brewery Company, Ltd., Class A	3,600	28,188
Chongqing Changan Automobile Company, Ltd., Class A	69,210	117,760
Chongqing Rural Commercial Bank Company, Ltd., Class A	91,800	64,554
Chongqing Zhifei Biological Products Company, Ltd., Class A	17,650	57,323
Citic Pacific Special Steel Group Company, Ltd., Class A	23,000	37,332
CITIC Securities Company, Ltd., Class A	105,100	285,492
CITIC Securities Company, Ltd., H Shares	214,842	323,072
CITIC, Ltd.	791,235	785,242
CMOC Group, Ltd., Class A	142,600	150,110
CMOC Group, Ltd., H Shares	501,272	406,919
CNGR Advanced Material Company, Ltd., Class A	5,120	20,879
CNOOC Energy Technology & Services, Ltd., Class A	56,000	33,976
CNPC Capital Company, Ltd., Class A	74,200	54,417
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Contemporary Amperex Technology Company, Ltd., Class A	35,420	$918,012
COSCO SHIPPING Development Company, Ltd., Class A	64,100	21,326
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	28,100	57,679
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	175,224	191,983
COSCO SHIPPING Holdings Company, Ltd., Class A	104,600	184,644
COSCO SHIPPING Holdings Company, Ltd., H Shares	388,991	534,504
Country Garden Holdings Company, Ltd. (A)	1,499,443	84,569
CRRC Corp., Ltd., Class A	197,300	198,559
CRRC Corp., Ltd., H Shares	602,773	365,122
CSC Financial Company, Ltd., Class A	37,800	102,176
CSPC Innovation Pharmaceutical Company, Ltd., Class A	12,700	43,069
CSPC Pharmaceutical Group, Ltd.	1,125,785	691,198
CSSC Science & Technology Company, Ltd., Class A	10,600	16,906
Daqin Railway Company, Ltd., Class A	145,300	125,200
DaShenLin Pharmaceutical Group Company, Ltd., Class A	7,304	13,893
Datang International Power Generation Company, Ltd., Class A	95,700	36,712
Dong-E-E-Jiao Company, Ltd., Class A	5,800	40,782
Dongfang Electric Corp., Ltd., Class A	22,800	43,912
Dongxing Securities Company, Ltd., Class A	42,400	48,847
East Money Information Company, Ltd., Class A	135,356	205,792
Eastroc Beverage Group Company, Ltd., Class A	2,700	86,798
Ecovacs Robotics Company, Ltd., Class A	4,500	25,451
Empyrean Technology Company, Ltd., Class A	2,400	24,968
ENN Energy Holdings, Ltd.	106,477	685,533
ENN Natural Gas Company, Ltd., Class A	19,000	47,298
Eoptolink Technology, Inc., Ltd., Class A	6,000	79,582
Eve Energy Company, Ltd., Class A	15,400	72,634
Everbright Securities Company, Ltd., Class A	39,300	81,314
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	18,142	5,401
FAW Jiefang Group Company, Ltd., Class A	16,800	18,291
First Capital Securities Company, Ltd., Class A	51,000	37,746
Flat Glass Group Company, Ltd., Class A	11,500	27,368
Flat Glass Group Company, Ltd., H Shares (B)	62,745	85,187
Focus Media Information Technology Company, Ltd., Class A	118,900	95,867
Foshan Haitian Flavouring & Food Company, Ltd., Class A	37,744	196,305
Fosun International, Ltd.	311,435	161,151
Founder Securities Company, Ltd., Class A	80,600	79,053
Foxconn Industrial Internet Company, Ltd., Class A	108,800	314,877
Fuyao Glass Industry Group Company, Ltd., Class A	16,500	111,563

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	80,774	$461,835
GalaxyCore, Inc., Class A	14,093	21,932
Ganfeng Lithium Group Company, Ltd., Class A	8,560	32,919
Ganfeng Lithium Group Company, Ltd., H Shares (B)(C)	56,754	125,021
GD Power Development Company, Ltd., Class A	146,100	110,200
GEM Company, Ltd., Class A	35,900	30,236
Genscript Biotech Corp. (A)(B)	156,044	235,381
GF Securities Company, Ltd., Class A	57,600	96,092
GF Securities Company, Ltd., H Shares (B)	141,345	112,954
Giant Biogene Holding Company, Ltd. (C)	40,200	212,215
GigaDevice Semiconductor, Inc., Class A (A)	5,700	58,294
Ginlong Technologies Company, Ltd., Class A	2,600	21,811
GoerTek, Inc., Class A	25,400	76,184
Goldwind Science & Technology Company, Ltd., Class A	28,600	33,301
Goneo Group Company, Ltd., Class A	4,740	45,236
Gotion High-tech Company, Ltd., Class A	9,700	25,537
Great Wall Motor Company, Ltd., Class A	19,200	62,525
Great Wall Motor Company, Ltd., H Shares	313,249	447,656
Gree Electric Appliances, Inc. of Zhuhai, Class A	24,300	135,842
GRG Banking Equipment Company, Ltd., Class A	20,100	26,677
Guangdong Haid Group Company, Ltd., Class A	13,100	71,418
Guangdong HEC Technology Holding Company, Ltd., Class A	25,900	24,549
Guanghui Energy Company, Ltd., Class A	46,400	39,013
Guangzhou Automobile Group Company, Ltd., Class A	36,800	38,334
Guangzhou Automobile Group Company, Ltd., H Shares	366,155	116,866
Guangzhou Baiyun International Airport Company, Ltd., Class A	16,500	21,202
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	12,000	48,674
Guangzhou Haige Communications Group, Inc. Company, Class A	23,300	29,734
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	3,700	14,306
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	3,900	17,297
Guangzhou Tinci Materials Technology Company, Ltd., Class A	12,600	25,498
Guangzhou Yuexiu Capital Holdings Group Company, Ltd., Class A	36,045	25,388
Guolian Securities Company, Ltd., Class A	24,700	33,621
Guosen Securities Company, Ltd., Class A	59,300	75,831
Guotai Junan Securities Company, Ltd., Class A	71,800	149,237
Guoyuan Securities Company, Ltd., Class A	50,000	44,738
H World Group, Ltd., ADR	27,896	849,154
Haidilao International Holding, Ltd. (C)	221,816	369,117
Haier Smart Home Company, Ltd., Class A	58,700	204,100
Haier Smart Home Company, Ltd., H Shares	318,186	972,281
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hainan Airlines Holding Company, Ltd., Class A (A)	274,500	$41,002
Hainan Airport Infrastructure Company, Ltd., Class A (A)	68,300	30,400
Haitian International Holdings, Ltd.	85,963	240,170
Haitong Securities Company, Ltd., Class A	99,100	120,396
Haitong Securities Company, Ltd., H Shares	346,771	154,069
Hang Zhou Great Star Industrial Company, Ltd., Class A	10,800	40,635
Hangzhou First Applied Material Company, Ltd., Class A	18,151	39,356
Hangzhou Oxygen Plant Group Company, Ltd., Class A	6,800	17,381
Hangzhou Robam Appliances Company, Ltd., Class A	8,300	21,630
Hangzhou Silan Microelectronics Company, Ltd., Class A (A)	8,800	23,508
Hangzhou Tigermed Consulting Company, Ltd., A Shares	3,500	25,059
Hansoh Pharmaceutical Group Company, Ltd. (C)	161,299	411,390
Haohua Chemical Science & Technology Company, Ltd., Class A	6,000	22,750
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	9,500	24,838
Heilongjiang Agriculture Company, Ltd., Class A	12,500	22,697
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	19,500	41,217
Henan Shuanghui Investment & Development Company, Ltd., Class A	26,700	87,356
Hengan International Group Company, Ltd.	86,190	276,065
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	6,300	10,735
Hengli Petrochemical Company, Ltd., Class A	56,200	106,464
Hengtong Optic-electric Company, Ltd., Class A	21,600	43,065
Hengyi Petrochemical Company, Ltd., Class A	28,000	23,970
Hesteel Company, Ltd., Class A	68,500	17,768
Hisense Home Appliances Group Company, Ltd., Class A	9,900	33,887
Hisense Home Appliances Group Company, Ltd., H Shares	46,000	118,603
Hisense Visual Technology Company, Ltd., Class A	10,900	24,027
Hithink RoyalFlush Information Network Company, Ltd., Class A	4,900	70,923
HLA Group Corp., Ltd., Class A	40,100	33,650
Hoshine Silicon Industry Company, Ltd., Class A	5,700	40,009
Hua Hong Semiconductor, Ltd. (C)	80,732	175,871
Huadian Power International Corp., Ltd., Class A	67,700	52,992
Huadong Medicine Company, Ltd., Class A	14,700	60,973
Huafon Chemical Company, Ltd., Class A	39,200	40,927
Huagong Tech Company, Ltd., Class A	8,800	37,145
Huaibei Mining Holdings Company, Ltd., Class A	21,000	42,760

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hualan Biological Engineering, Inc., Class A	13,500	$28,649
Huaneng Power International, Inc., Class A	66,900	65,427
Huaneng Power International, Inc., H Shares	578,352	334,347
Huatai Securities Company, Ltd., Class A	69,000	122,196
Huatai Securities Company, Ltd., H Shares (C)	170,906	188,078
Huaxia Bank Company, Ltd., Class A	109,300	92,763
Huayu Automotive Systems Company, Ltd., Class A	25,900	53,777
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	7,800	32,399
Huizhou Desay Sv Automotive Company, Ltd., Class A	4,300	55,198
Humanwell Healthcare Group Company, Ltd., Class A	14,700	41,556
Hunan Valin Steel Company, Ltd., Class A	55,600	31,172
Hundsun Technologies, Inc., Class A	14,000	32,188
Hwatsing Technology Company, Ltd., Class A	1,721	32,788
Hygeia Healthcare Holdings Company, Ltd. (A)(B)(C)	49,602	124,285
Hygon Information Technology Company, Ltd., Class A	18,377	206,574
IEIT Systems Company, Ltd., Class A	12,700	58,003
Iflytek Company, Ltd., Class A	19,100	92,929
Imeik Technology Development Company, Ltd., Class A	2,400	49,031
Industrial & Commercial Bank of China, Ltd., Class A	501,100	422,407
Industrial & Commercial Bank of China, Ltd., H Shares	8,804,826	5,035,643
Industrial Bank Company, Ltd., Class A	172,500	401,105
Industrial Securities Company, Ltd., Class A	87,200	63,547
Ingenic Semiconductor Company, Ltd., Class A	3,200	21,077
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	338,700	68,743
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	18,200	44,316
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	54,800	29,727
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	51,700	164,858
Inner Mongolia Yitai Coal Company, Ltd., Class B	143,673	272,218
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	33,800	27,256
Innovent Biologics, Inc. (A)(C)	164,021	889,059
iQIYI, Inc., ADR (A)	63,751	137,065
Isoftstone Information Technology Group Company, Ltd., Class A	8,250	39,627
JA Solar Technology Company, Ltd., Class A	23,588	32,878
Jason Furniture Hangzhou Company, Ltd., Class A	6,730	22,792
JCET Group Company, Ltd., Class A	16,000	73,850
JCHX Mining Management Company, Ltd., Class A	4,800	27,603
JD Health International, Inc. (A)(C)	146,608	436,719
JD Logistics, Inc. (A)(C)	249,594	303,006
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
JD.com, Inc., Class A	312,803	$4,227,887
Jiangsu Eastern Shenghong Company, Ltd., Class A	40,600	44,571
Jiangsu Expressway Company, Ltd., H Shares	162,837	160,580
Jiangsu Hengli Hydraulic Company, Ltd., Class A	10,500	75,370
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	52,900	328,172
Jiangsu King's Luck Brewery JSC, Ltd., Class A	10,400	57,295
Jiangsu Nhwa Pharmaceutical Company, Ltd., Class A	8,400	30,155
Jiangsu Pacific Quartz Company, Ltd., Class A	1,600	5,520
Jiangsu Phoenix Publishing & Media Corp., Ltd., Class A	21,200	31,758
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	12,300	141,739
Jiangsu Yangnong Chemical Company, Ltd., Class A	2,330	16,607
Jiangsu Yoke Technology Company, Ltd., Class A	4,500	35,548
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	8,100	37,746
Jiangsu Zhongtian Technology Company, Ltd., Class A	30,300	55,301
Jiangxi Copper Company, Ltd., Class A	12,600	35,992
Jiangxi Copper Company, Ltd., H Shares	148,515	249,279
Jinduicheng Molybdenum Company, Ltd., Class A	24,300	33,746
Jinko Solar Company, Ltd., Class A	57,658	58,518
Jizhong Energy Resources Company, Ltd., Class A	24,400	19,040
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	17,400	24,531
Jointown Pharmaceutical Group Company, Ltd., Class A	36,975	24,348
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A	6,300	15,595
Juneyao Airlines Company, Ltd., Class A	16,500	24,294
Kanzhun, Ltd., ADR	35,125	437,658
KE Holdings, Inc., ADR	88,164	1,308,354
Kingdee International Software Group Company, Ltd. (A)	382,412	299,425
Kingnet Network Company, Ltd., Class A	17,000	22,207
Kingsoft Corp., Ltd.	125,796	343,955
Kuaishou Technology (A)(C)	312,171	1,593,408
Kuang-Chi Technologies Company, Ltd., Class A (A)	19,800	48,761
Kunlun Tech Company, Ltd., Class A	10,600	40,641
Kweichow Moutai Company, Ltd., Class A	10,200	2,070,740
LB Group Company, Ltd., Class A	21,200	48,653
Lenovo Group, Ltd.	1,086,690	1,326,915
Lens Technology Company, Ltd., Class A	42,000	104,297
Lepu Medical Technology Beijing Company, Ltd., Class A	16,000	22,610
Li Auto, Inc., Class A (A)	165,698	1,612,814
Li Ning Company, Ltd.	313,102	581,167
Liaoning Port Company, Ltd., Class A	152,200	26,561
Lingyi iTech Guangdong Company, Class A	58,300	69,021
Livzon Pharmaceutical Group, Inc., Class A	5,800	29,407

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Longfor Group Holdings, Ltd. (C)	274,827	$307,315
LONGi Green Energy Technology Company, Ltd., Class A	56,840	110,681
Luxshare Precision Industry Company, Ltd., Class A	57,900	322,150
Luzhou Laojiao Company, Ltd., Class A	12,100	202,719
Mango Excellent Media Company, Ltd., Class A	15,600	42,554
Maxscend Microelectronics Company, Ltd., Class A	4,000	37,484
Meihua Holdings Group Company, Ltd., Class A	18,800	25,462
Meituan, Class B (A)(C)	681,746	10,315,779
Metallurgical Corp. of China, Ltd., Class A	148,000	61,451
MGI Tech Company, Ltd., Class A (A)	2,640	14,897
Midea Group Company, Ltd., Class A	29,000	264,584
MINISO Group Holding, Ltd.	50,800	210,666
Montage Technology Company, Ltd., Class A	9,394	69,860
Muyuan Foods Company, Ltd., Class A (A)	44,500	241,698
Nanjing Iron & Steel Company, Ltd., Class A	50,100	29,874
Nanjing Securities Company, Ltd., Class A	34,900	37,106
NARI Technology Company, Ltd., Class A	65,148	225,639
National Silicon Industry Group Company, Ltd., Class A	16,627	34,484
NAURA Technology Group Company, Ltd., Class A	4,300	193,416
NetEase, Inc.	259,896	4,177,731
New China Life Insurance Company, Ltd., Class A	22,200	103,230
New China Life Insurance Company, Ltd., H Shares	119,217	258,036
New Hope Liuhe Company, Ltd., Class A (A)	33,700	42,807
New Oriental Education & Technology Group, Inc. (A)	200,658	1,221,041
Ninestar Corp., Class A (A)	11,600	40,772
Ningbo Deye Technology Company, Ltd., Class A	5,452	69,571
Ningbo Joyson Electronic Corp., Class A	10,400	21,054
Ningbo Orient Wires & Cables Company, Ltd., Class A	5,800	39,393
Ningbo Sanxing Medical Electric Company, Ltd., Class A	12,100	56,068
Ningbo Shanshan Company, Ltd., Class A	9,100	9,078
Ningbo Tuopu Group Company, Ltd., Class A	14,190	67,387
Ningxia Baofeng Energy Group Company, Ltd., Class A	60,500	129,819
NIO, Inc., ADR (A)(B)	182,192	736,056
Nongfu Spring Company, Ltd., H Shares (C)	269,006	971,675
Offshore Oil Engineering Company, Ltd., Class A	31,100	24,070
OFILM Group Company, Ltd., Class A (A)	25,700	30,189
Oppein Home Group, Inc., Class A	4,200	26,214
Orient Securities Company, Ltd., Class A	71,900	85,327
Oriental Pearl Group Company, Ltd., Class A	35,900	31,693
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	49,200	16,124
People.cn Company, Ltd., Class A	10,000	24,794
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
PetroChina Company, Ltd., Class A	165,900	$208,909
PetroChina Company, Ltd., H Shares	2,860,130	2,579,602
Pharmaron Beijing Company, Ltd., Class A	13,125	36,882
PICC Property & Casualty Company, Ltd., H Shares	943,292	1,221,654
Ping An Bank Company, Ltd., Class A	162,200	232,097
Ping An Insurance Group Company of China, Ltd., Class A	88,200	546,609
Ping An Insurance Group Company of China, Ltd., H Shares	906,662	4,292,357
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	18,500	24,231
Piotech, Inc., Class A	1,817	33,011
Poly Developments and Holdings Group Company, Ltd., Class A	105,000	119,659
Pop Mart International Group, Ltd. (C)	62,807	367,775
Postal Savings Bank of China Company, Ltd., Class A	236,200	157,388
Postal Savings Bank of China Company, Ltd., H Shares (C)	1,076,504	575,221
Power Construction Corp. of China, Ltd., Class A	139,900	94,578
Qifu Technology, Inc., ADR	16,525	437,747
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	35,700	73,632
Range Intelligent Computing Technology Group Company, Ltd., Class A	11,200	37,780
Rockchip Electronics Company, Ltd., Class A	3,200	24,227
Rongsheng Petrochemical Company, Ltd., Class A	79,400	98,565
SAIC Motor Corp., Ltd., Class A	65,000	115,106
Sailun Group Company, Ltd., Class A	25,700	46,692
Sanan Optoelectronics Company, Ltd., Class A	37,900	55,858
Sangfor Technologies, Inc., Class A	3,100	20,351
Sany Heavy Industry Company, Ltd., Class A	71,800	162,972
Satellite Chemical Company, Ltd., Class A	27,743	63,956
SDIC Capital Company, Ltd., Class A	61,900	50,661
SDIC Power Holdings Company, Ltd., Class A	60,500	131,451
Seres Group Company, Ltd., Class A (A)	12,500	135,007
SF Holding Company, Ltd., Class A	38,700	197,919
SG Micro Corp., Class A	3,570	36,708
Shaanxi Coal Industry Company, Ltd., Class A	77,900	270,470
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	28,350	28,821
Shandong Gold Mining Company, Ltd., Class A	30,300	115,410
Shandong Gold Mining Company, Ltd., H Shares (C)	94,537	181,822
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	6,300	34,903
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	16,500	53,129
Shandong Linglong Tyre Company, Ltd., Class A	11,500	27,256
Shandong Nanshan Aluminum Company, Ltd., Class A	96,400	49,854
Shandong Sun Paper Industry JSC, Ltd., Class A	20,600	36,622

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	331,095	$188,110
Shanghai Aiko Solar Energy Company, Ltd., Class A (A)	6,940	7,934
Shanghai Baosight Software Company, Ltd., Class A	17,872	73,815
Shanghai Baosight Software Company, Ltd., Class B	92,282	138,407
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	1,443	32,877
Shanghai Construction Group Company, Ltd., Class A	46,500	12,972
Shanghai Electric Group Company, Ltd., Class A (A)	96,300	49,274
Shanghai Electric Power Company, Ltd., Class A	20,100	24,257
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	17,200	54,647
Shanghai International Airport Company, Ltd., Class A	8,300	38,732
Shanghai International Port Group Company, Ltd., Class A	51,100	42,628
Shanghai Jinjiang International Hotels Company, Ltd., Class A	8,400	28,520
Shanghai Lingang Holdings Corp., Ltd., Class A	12,200	15,272
Shanghai M&G Stationery, Inc., Class A	6,000	22,650
Shanghai Moons' Electric Company, Ltd., Class A	3,900	19,625
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	22,800	59,774
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	93,496	128,987
Shanghai Pudong Development Bank Company, Ltd., Class A	245,600	291,452
Shanghai Putailai New Energy Technology Company, Ltd., Class A	14,610	23,775
Shanghai RAAS Blood Products Company, Ltd., Class A	54,600	55,137
Shanghai Rural Commercial Bank Company, Ltd., Class A	81,100	75,371
Shanghai United Imaging Healthcare Company, Ltd., Class A	6,202	92,371
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	25,100	18,282
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,600	33,442
Shanxi Coal International Energy Group Company, Ltd., Class A	16,200	26,405
Shanxi Coking Coal Energy Group Company, Ltd., Class A	42,900	48,250
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	23,600	47,563
Shanxi Meijin Energy Company, Ltd., Class A (A)	23,200	13,144
Shanxi Taigang Stainless Steel Company, Ltd., Class A (A)	21,200	9,828
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	9,800	243,207
Shede Spirits Company, Ltd., Class A	2,900	18,023
Shenergy Company, Ltd., Class A	41,100	45,425
Shengyi Technology Company, Ltd., Class A	20,000	49,829
Shennan Circuits Company, Ltd., Class A	4,300	61,379
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenwan Hongyuan Group Company, Ltd., Class A	206,800	$131,732
Shenzhen Capchem Technology Company, Ltd., Class A	5,540	25,331
Shenzhen Energy Group Company, Ltd., Class A	30,500	25,383
Shenzhen Goodix Technology Company, Ltd., Class A	4,100	36,699
Shenzhen Inovance Technology Company, Ltd., Class A	10,000	60,929
Shenzhen Kaifa Technology Company, Ltd., Class A	3,300	6,381
Shenzhen Kangtai Biological Products Company, Ltd., Class A	5,320	10,795
Shenzhen Kedali Industry Company, Ltd., Class A	2,000	20,843
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	9,800	345,847
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	6,700	63,153
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	9,600	40,783
Shenzhen Transsion Holdings Company, Ltd., Class A	8,844	99,765
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	6,200	20,190
Shenzhou International Group Holdings, Ltd.	111,791	913,079
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	13,900	30,253
Sichuan Changhong Electric Company, Ltd., Class A	39,200	27,857
Sichuan Chuantou Energy Company, Ltd., Class A	39,100	94,848
Sichuan Hebang Biotechnology Company, Ltd., Class A (A)	36,300	8,596
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	14,700	63,423
Sichuan Road and Bridge Group Company, Ltd., Class A	55,200	43,949
Sichuan Swellfun Company, Ltd., Class A	3,700	17,293
Sieyuan Electric Company, Ltd., Class A	6,500	59,976
Silergy Corp.	46,000	679,447
Sinolink Securities Company, Ltd., Class A	42,800	44,346
Sinoma International Engineering Company, Class A	22,100	29,226
Sinoma Science & Technology Company, Ltd., Class A	13,700	19,290
Sinomine Resource Group Company, Ltd., Class A	3,780	15,083
Sinopharm Group Company, Ltd., H Shares	183,753	425,254
Sinotruk Hong Kong, Ltd.	94,000	234,527
Smoore International Holdings, Ltd. (B)(C)	248,334	286,522
Songcheng Performance Development Company, Ltd., Class A	23,600	25,775
SooChow Securities Company, Ltd., Class A	51,300	45,002
Southwest Securities Company, Ltd., Class A	74,600	39,401
Spring Airlines Company, Ltd., Class A	7,900	56,174
StarPower Semiconductor, Ltd., Class A	1,340	14,506
Sungrow Power Supply Company, Ltd., Class A	16,420	177,836

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sunny Optical Technology Group Company, Ltd.	95,464	$585,180
Sunresin New Materials Company, Ltd., Class A	3,800	21,547
Sunwoda Electronic Company, Ltd., Class A	15,200	35,925
SUPCON Technology Company, Ltd., Class A	5,166	28,724
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	14,300	47,967
Suzhou Maxwell Technologies Company, Ltd., Class A	1,784	20,551
Suzhou TFC Optical Communication Company, Ltd., Class A	4,720	51,266
TAL Education Group, ADR (A)	59,416	477,705
TBEA Company, Ltd., Class A	35,010	62,326
TCL Technology Group Corp., Class A	151,070	83,208
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	25,200	29,260
Tencent Holdings, Ltd.	888,895	43,111,328
Tencent Music Entertainment Group, ADR	101,444	1,059,075
The People's Insurance Company Group of China, Ltd., Class A	88,100	74,455
The People's Insurance Company Group of China, Ltd., H Shares	1,210,879	456,976
Thunder Software Technology Company, Ltd., Class A	3,900	18,846
Tian Di Science & Technology Company, Ltd., Class A	35,800	28,269
Tianfeng Securities Company, Ltd., Class A (A)	84,100	28,425
Tianqi Lithium Corp., Class A	8,500	31,472
Tianshan Aluminum Group Company, Ltd., Class A	35,900	34,315
Tianshui Huatian Technology Company, Ltd., Class A	24,600	27,677
Tingyi Cayman Islands Holding Corp.	269,102	360,418
Tongcheng Travel Holdings, Ltd.	168,312	312,046
TongFu Microelectronics Company, Ltd., Class A	12,400	34,957
Tongkun Group Company, Ltd., Class A	21,700	36,339
Tongling Nonferrous Metals Group Company, Ltd., Class A	95,400	41,691
Tongwei Company, Ltd., Class A	31,500	84,251
Topsports International Holdings, Ltd. (C)	236,128	87,459
TravelSky Technology, Ltd., H Shares	129,173	159,735
Trina Solar Company, Ltd., Class A	12,667	30,849
Trip.com Group, Ltd. (A)	73,949	3,483,219
Tsingtao Brewery Company, Ltd., Class A	7,000	58,586
Tsingtao Brewery Company, Ltd., H Shares	84,597	489,362
Unigroup Guoxin Microelectronics Company, Ltd., Class A	5,979	40,150
Unisplendour Corp., Ltd., Class A	24,500	68,213
Universal Scientific Industrial Shanghai Company, Ltd., Class A	12,200	27,317
Vipshop Holdings, Ltd., ADR	50,487	633,107
Walvax Biotechnology Company, Ltd., Class A	4,200	6,143
Wanda Film Holding Company, Ltd., Class A (A)	16,600	22,951
Wanhua Chemical Group Company, Ltd., Class A	25,700	263,804
Weichai Power Company, Ltd., Class A	56,500	103,270
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Weichai Power Company, Ltd., H Shares	261,633	$400,177
Weihai Guangwei Composites Company, Ltd., Class A	6,800	26,752
Wens Foodstuffs Group Company, Ltd., Class A	54,400	130,805
Western Mining Company, Ltd., Class A	21,900	48,229
Western Securities Company, Ltd., Class A	42,200	38,581
Western Superconducting Technologies Company, Ltd., Class A	4,512	22,871
Will Semiconductor Company, Ltd., Class A	9,845	125,553
Wingtech Technology Company, Ltd., Class A	9,000	33,173
Wintime Energy Group Company, Ltd., Class A (A)	155,300	24,286
Wuchan Zhongda Group Company, Ltd., Class A	43,300	26,058
Wuhan Guide Infrared Company, Ltd., Class A	22,478	18,949
Wuliangye Yibin Company, Ltd., Class A	31,900	552,660
WUS Printed Circuit Kunshan Company, Ltd., Class A	16,300	75,390
WuXi AppTec Company, Ltd., Class A	21,700	119,409
WuXi AppTec Company, Ltd., H Shares (C)	46,194	201,557
WuXi Biologics Cayman, Inc. (A)(C)	515,120	733,220
XCMG Construction Machinery Company, Ltd., Class A	101,500	91,097
Xiamen C & D, Inc., Class A	21,600	22,154
Xiamen Faratronic Company, Ltd., Class A	1,300	15,668
Xiamen Tungsten Company, Ltd., Class A	7,900	18,897
Xiaomi Corp., Class B (A)(C)	2,060,434	5,079,830
Xinjiang Daqo New Energy Company, Ltd., Class A	7,251	18,504
Xinyi Solar Holdings, Ltd.	661,086	256,347
XPeng, Inc., A Shares (A)	165,176	663,379
Yadea Group Holdings, Ltd. (C)	162,485	228,883
Yankuang Energy Group Company, Ltd., Class A	39,470	79,029
Yankuang Energy Group Company, Ltd., H Shares	442,584	573,531
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	7,800	32,315
Yealink Network Technology Corp., Ltd., Class A	10,180	47,272
Yifeng Pharmacy Chain Company, Ltd., Class A	9,428	26,802
Yihai Kerry Arawana Holdings Company, Ltd., Class A	14,000	50,952
Yintai Gold Company, Ltd., Class A	23,500	53,161
YongXing Special Materials Technology Company, Ltd., Class A	2,850	13,040
Yonyou Network Technology Company, Ltd., Class A (A)	27,100	33,267
Youngor Fashion Company, Ltd., Class A	37,500	38,259
YTO Express Group Company, Ltd., Class A	26,500	56,938
Yum China Holdings, Inc.	52,833	1,786,284
Yunda Holding Company, Ltd., Class A	23,100	22,820
Yunnan Aluminium Company, Ltd., Class A	28,300	48,049
Yunnan Baiyao Group Company, Ltd., Class A	15,240	116,030

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yunnan Botanee Bio-Technology Group Company, Ltd., Class A	2,400	$14,213
Yunnan Chihong Zinc&Germanium Company, Ltd., Class A	39,800	28,221
Yunnan Energy New Material Company, Ltd., Class A	6,500	24,598
Yunnan Tin Company, Ltd., Class A	13,700	26,857
Yunnan Yuntianhua Company, Ltd., Class A	16,000	46,547
Yutong Bus Company, Ltd., Class A	20,300	61,019
Zangge Mining Company, Ltd., Class A	10,500	35,576
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	4,900	143,897
Zhaojin Mining Industry Company, Ltd., H Shares	201,743	330,023
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	61,300	28,221
Zhejiang China Commodities City Group Company, Ltd., Class A	45,800	53,375
Zhejiang Chint Electrics Company, Ltd., Class A	16,300	40,286
Zhejiang Dahua Technology Company, Ltd., Class A	26,300	50,821
Zhejiang Dingli Machinery Company, Ltd., Class A	4,200	28,642
Zhejiang Expressway Company, Ltd., H Shares	224,255	144,344
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	12,800	30,388
Zhejiang Huayou Cobalt Company, Ltd., Class A	9,510	30,950
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	7,300	24,375
Zhejiang Juhua Company, Ltd., Class A	24,400	56,427
Zhejiang Leapmotor Technology Company, Ltd. (A)(B)(C)	66,800	183,370
Zhejiang Longsheng Group Company, Ltd., Class A	26,200	33,658
Zhejiang NHU Company, Ltd., Class A	25,680	69,949
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	16,400	40,069
Zhejiang Supor Company, Ltd., Class A	3,200	22,490
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	22,200	41,653
Zhejiang Weiming Environment Protection Company, Ltd., Class A	9,480	24,435
Zhejiang Weixing New Building Materials Company, Ltd., Class A	11,500	19,248
Zhejiang Zheneng Electric Power Company, Ltd., Class A	91,800	80,077
Zheshang Securities Company, Ltd., Class A	40,100	63,326
Zhongji Innolight Company, Ltd., Class A	9,480	146,052
Zhongjin Gold Corp., Ltd., Class A	39,000	74,051
Zhongsheng Group Holdings, Ltd.	114,054	129,818
Zhongtai Securities Company, Ltd., Class A	59,500	48,888
Zhuzhou CRRC Times Electric Company, Ltd., Class A	6,419	42,063
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	64,792	223,760
Zijin Mining Group Company, Ltd., Class A	172,800	388,469
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zijin Mining Group Company, Ltd., H Shares	730,396	$1,469,238
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	58,100	51,790
ZTE Corp., Class A	38,100	133,178
ZTE Corp., H Shares	94,975	190,981
ZTO Express Cayman, Inc., ADR	57,031	1,222,745
		230,609,088
Colombia - 0.0%
Bancolombia SA	37,288	338,722
Interconexion Electrica SA ESP	67,225	291,989
		630,711
Czech Republic - 0.0%
CEZ AS	22,851	872,790
Komercni banka AS	11,033	374,149
Moneta Money Bank AS (C)	37,354	179,767
		1,426,706
Denmark - 2.5%
A.P. Moller - Maersk A/S, Series A	322	468,331
A.P. Moller - Maersk A/S, Series B	720	1,076,607
Carlsberg A/S, Class B	13,415	1,575,960
Coloplast A/S, B Shares (B)	17,641	2,401,927
Danske Bank A/S	96,383	3,008,330
Demant A/S (A)	13,936	589,246
DSV A/S	23,968	4,283,236
Genmab A/S (A)	9,222	2,564,755
Novo Nordisk A/S, Class B	456,582	63,423,884
Novozymes A/S, B Shares	52,347	3,634,319
Orsted A/S (A)(C)	26,482	1,530,407
Pandora A/S	11,483	2,011,287
ROCKWOOL A/S, B Shares	1,320	572,746
Tryg A/S	50,606	1,128,701
Vestas Wind Systems A/S (A)	141,442	3,231,664
		91,501,400
Egypt - 0.0%
Commercial International Bank Egypt SAE	26,433	47,341
Eastern Company SAE	17,041	8,925
Talaat Moustafa Group	11,338	13,751
		70,017
Finland - 0.6%
Elisa OYJ	18,137	908,233
Fortum OYJ	58,141	927,060
Kesko OYJ, B Shares	35,025	709,608
Kone OYJ, B Shares	44,207	2,384,459
Metso OYJ	80,740	819,188
Neste OYJ	54,330	1,267,749
Nokia OYJ	694,669	3,062,311
Nordea Bank ABP (Nasdaq Stockholm Exchange)	407,869	4,819,186
Orion OYJ, Class B	13,826	732,436
Sampo OYJ, A Shares	59,738	2,663,200
Stora Enso OYJ, R Shares	75,861	979,945
UPM-Kymmene OYJ	68,979	2,325,064
Wartsila OYJ ABP	65,781	1,450,836
		23,049,275
France - 6.5%
Accor SA	24,227	1,021,527
Aeroports de Paris SA	4,220	552,573
Air Liquide SA	72,528	13,537,211
Airbus SE	74,911	11,507,415
Alstom SA (A)	43,571	888,388

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Amundi SA (C)	8,464	$635,613
Arkema SA	7,501	695,926
AXA SA	232,709	8,856,702
BioMerieux	5,083	588,235
BNP Paribas SA	130,354	9,016,275
Bollore SE	86,982	573,136
Bouygues SA	23,101	825,989
Bureau Veritas SA	39,393	1,296,852
Capgemini SE	19,482	4,035,962
Carrefour SA	70,428	1,134,614
Cie de Saint-Gobain SA	57,528	5,027,134
Cie Generale des Etablissements Michelin SCA	85,282	3,348,549
Covivio SA	6,163	343,052
Credit Agricole SA	134,340	2,104,430
Danone SA	80,568	5,598,426
Dassault Aviation SA	2,649	570,736
Dassault Systemes SE	83,735	3,272,345
Edenred SE	31,046	1,306,706
Eiffage SA	8,946	939,019
Engie SA	228,234	4,019,719
EssilorLuxottica SA	37,022	8,779,170
Eurazeo SE	5,788	455,951
Gecina SA	5,568	611,864
Getlink SE	36,502	658,296
Hermes International SCA	3,978	9,521,187
Ipsen SA	4,674	566,792
Kering SA	9,356	2,682,876
Klepierre SA	26,393	787,867
La Francaise des Jeux SAEM (C)	12,481	508,821
Legrand SA	33,198	3,718,293
L'Oreal SA	30,228	13,262,680
LVMH Moet Hennessy Louis Vuitton SE	34,642	25,784,618
Orange SA	230,331	2,627,140
Pernod Ricard SA	25,626	3,648,584
Publicis Groupe SA	28,800	3,176,451
Remy Cointreau SA	2,872	234,115
Renault SA	24,278	1,151,561
Rexel SA	28,425	717,227
Safran SA	43,210	9,468,860
Sanofi SA	142,985	16,048,365
Sartorius Stedim Biotech	3,693	750,332
Schneider Electric SE	67,330	17,175,890
Schneider Electric SE (Euronext London Exchange)	1,178	301,951
SEB SA	3,095	322,281
Societe Generale SA	91,188	2,204,282
Sodexo SA (B)	11,016	979,396
Teleperformance SE	6,814	742,480
Thales SA	12,246	2,057,463
TotalEnergies SE	269,113	18,512,773
Unibail-Rodamco-Westfield (A)	14,903	1,191,705
Veolia Environnement SA	85,180	2,821,846
Vinci SA	62,680	7,491,195
Vivendi SE	89,708	1,006,335
		241,665,181
Germany - 5.2%
adidas AG	21,555	5,530,223
Allianz SE	52,662	16,359,779
BASF SE	118,926	6,044,852
Bayer AG	130,943	4,043,101
Bayerische Motoren Werke AG	42,863	3,977,862
Bechtle AG	10,718	461,850
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	13,261	$1,917,542
Brenntag SE	17,124	1,273,398
Carl Zeiss Meditec AG, Bearer Shares	5,369	394,144
Commerzbank AG	138,961	2,060,344
Continental AG	14,494	980,036
Covestro AG (A)(C)	24,983	1,531,490
CTS Eventim AG & Company KGaA	8,245	776,646
Daimler Truck Holding AG	71,190	2,736,722
Delivery Hero SE (A)(C)	25,665	810,079
Deutsche Bank AG	254,072	4,156,928
Deutsche Boerse AG	25,356	5,700,572
Deutsche Lufthansa AG	79,196	514,468
Deutsche Telekom AG	431,086	12,265,696
DHL Group	131,882	5,724,417
E.ON SE	296,424	4,202,154
Evonik Industries AG	32,995	732,145
Fresenius Medical Care AG	27,425	1,058,697
Fresenius SE & Company KGaA (A)	56,262	2,077,585
GEA Group AG	20,102	945,715
Hannover Rueck SE	8,285	2,350,574
Heidelberg Materials AG	18,230	1,936,336
Henkel AG & Company KGaA	12,918	1,074,192
Infineon Technologies AG	174,134	6,390,577
Knorr-Bremse AG	9,514	782,338
LEG Immobilien SE	9,972	962,996
Mercedes-Benz Group AG	107,124	7,383,530
Merck KGaA	17,283	3,372,923
MTU Aero Engines AG	7,254	2,171,887
Muenchener Rueckversicherungs-Gesellschaft AG	18,386	9,947,622
Nemetschek SE	7,643	800,323
Puma SE	13,905	600,113
Rational AG	679	685,379
Rheinmetall AG	5,869	3,525,804
RWE AG	83,943	3,028,029
SAP SE	139,233	30,553,752
Scout24 SE (C)	9,696	739,658
Siemens AG	101,350	19,064,489
Siemens Energy AG (A)	80,360	2,320,887
Siemens Healthineers AG (C)	37,449	2,182,545
Symrise AG	17,651	2,329,197
Talanx AG	9,088	782,997
Volkswagen AG	3,706	413,981
Vonovia SE	97,893	3,383,688
Zalando SE (A)(C)	29,740	771,075
		193,831,337
Greece - 0.0%
Alpha Services and Holdings SA	22,367	38,232
Eurobank Ergasias Services and Holdings SA	30,111	68,656
Hellenic Telecommunications Organization SA	1,158	18,775
JUMBO SA	1,240	31,358
Metlen Energy & Metals SA	939	35,261
Motor Oil Hellas Corinth Refineries SA	86	2,063
National Bank of Greece SA	10,531	91,539
OPAP SA	1,364	23,574
Piraeus Financial Holdings SA	14,906	64,304
Public Power Corp. SA	559	7,180
		380,942
Hong Kong - 1.2%
AIA Group, Ltd.	1,193,274	8,403,852

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Alibaba Health Information Technology, Ltd. (A)(B)	741,746	$283,620
Beijing Enterprises Holdings, Ltd.	69,470	224,542
Beijing Enterprises Water Group, Ltd.	555,340	162,235
BOC Hong Kong Holdings, Ltd.	392,801	1,232,972
Bosideng International Holdings, Ltd.	515,812	252,848
C&D International Investment Group, Ltd. (B)	87,246	140,546
China Gas Holdings, Ltd.	361,102	304,811
China Merchants Port Holdings Company, Ltd.	172,231	257,834
China Overseas Land & Investment, Ltd.	517,252	813,157
China Power International Development, Ltd.	658,969	300,975
China Resources Beer Holdings Company, Ltd.	218,162	672,020
China Resources Gas Group, Ltd.	124,173	417,410
China Resources Land, Ltd.	434,211	1,216,824
China Resources Power Holdings Company, Ltd.	260,808	707,128
China Ruyi Holdings, Ltd. (A)(B)	841,326	243,123
China State Construction International Holdings, Ltd.	275,116	392,318
China Taiping Insurance Holdings Company, Ltd.	211,529	273,522
Chow Tai Fook Jewellery Group, Ltd.	259,831	220,089
CK Asset Holdings, Ltd.	204,073	821,262
CK Hutchison Holdings, Ltd.	284,134	1,557,555
CK Infrastructure Holdings, Ltd.	67,299	497,871
CLP Holdings, Ltd.	173,344	1,546,642
Far East Horizon, Ltd.	270,693	189,237
Futu Holdings, Ltd., ADR (A)	6,044	384,157
Galaxy Entertainment Group, Ltd.	231,387	892,611
GCL Technology Holdings, Ltd. (A)	2,883,736	427,072
Geely Automobile Holdings, Ltd.	805,860	901,862
Guangdong Investment, Ltd.	396,587	224,103
Hang Seng Bank, Ltd.	80,633	970,934
Henderson Land Development Company, Ltd.	152,796	474,720
HKT Trust & HKT, Ltd.	393,846	500,068
Hong Kong & China Gas Company, Ltd.	1,171,498	951,143
Hong Kong Exchanges & Clearing, Ltd.	127,785	3,899,132
Hongkong Land Holdings, Ltd.	113,546	426,047
Jardine Matheson Holdings, Ltd.	16,667	601,222
Kunlun Energy Company, Ltd.	525,215	525,001
Link REIT	267,385	1,256,581
MTR Corp., Ltd.	159,712	561,497
Orient Overseas International, Ltd.	18,227	252,284
Power Assets Holdings, Ltd.	146,806	1,021,758
Prudential PLC	379,283	3,265,206
Sino Biopharmaceutical, Ltd.	1,400,160	574,746
Sino Land Company, Ltd.	405,297	433,434
SITC International Holdings Company, Ltd.	140,947	331,977
Sun Hung Kai Properties, Ltd.	154,363	1,499,703
Swire Pacific, Ltd., Class A	45,625	387,274
Swire Properties, Ltd.	118,525	217,310
Techtronic Industries Company, Ltd.	146,113	1,957,741
The Wharf Holdings, Ltd.	113,000	295,788
Want Want China Holdings, Ltd.	632,564	365,132
WH Group, Ltd. (C)	876,366	635,603
Wharf Real Estate Investment Company, Ltd.	175,027	508,249
		45,874,748
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	59,331	$450,177
OTP Bank NYRT	29,916	1,540,278
Richter Gedeon NYRT	18,518	561,260
		2,551,715
India - 6.0%
ABB India, Ltd.	7,905	747,974
Adani Enterprises, Ltd.	25,100	907,489
Adani Green Energy, Ltd. (A)	46,536	1,017,145
Adani Ports & Special Economic Zone, Ltd.	77,883	1,376,756
Adani Power, Ltd. (A)	113,029	851,833
Ambuja Cements, Ltd.	88,040	648,888
APL Apollo Tubes, Ltd.	24,101	420,122
Apollo Hospitals Enterprise, Ltd.	14,819	1,225,750
Ashok Leyland, Ltd.	215,254	658,165
Asian Paints, Ltd.	55,923	2,092,020
Astral, Ltd.	19,670	451,689
AU Small Finance Bank, Ltd. (C)	53,197	437,303
Aurobindo Pharma, Ltd.	39,323	734,990
Avenue Supermarts, Ltd. (A)(C)	23,963	1,407,591
Axis Bank, Ltd.	337,431	4,747,410
Bajaj Auto, Ltd.	9,962	1,294,427
Bajaj Finance, Ltd.	41,015	3,526,367
Bajaj Finserv, Ltd.	56,817	1,207,497
Bajaj Holdings & Investment, Ltd.	3,892	468,294
Balkrishna Industries, Ltd.	11,297	382,733
Bandhan Bank, Ltd. (C)	113,708	272,939
Bank of Baroda	152,483	454,448
Bharat Electronics, Ltd.	546,474	1,954,111
Bharat Forge, Ltd.	37,961	716,660
Bharat Heavy Electricals, Ltd.	157,436	544,551
Bharat Petroleum Corp., Ltd.	224,225	953,149
Bharti Airtel, Ltd.	334,873	6,326,199
Bosch, Ltd.	1,090	418,074
Britannia Industries, Ltd.	15,912	1,113,610
Canara Bank	269,040	358,151
CG Power & Industrial Solutions, Ltd.	90,119	747,614
Cholamandalam Investment and Finance Company, Ltd.	62,232	1,080,253
Cipla, Ltd.	77,716	1,534,491
Coal India, Ltd.	227,613	1,421,087
Colgate-Palmolive India, Ltd.	19,880	862,485
Container Corp. of India, Ltd.	36,254	417,915
Cummins India, Ltd.	20,781	927,935
Dabur India, Ltd.	77,958	593,783
Divi's Laboratories, Ltd.	17,497	1,065,816
DLF, Ltd.	111,361	1,123,895
Dr. Reddy's Laboratories, Ltd.	17,154	1,428,719
Eicher Motors, Ltd.	20,155	1,191,754
GAIL India, Ltd.	340,575	961,566
GMR Airports Infrastructure, Ltd. (A)	356,484	401,375
Godrej Consumer Products, Ltd.	61,147	1,075,847
Godrej Properties, Ltd. (A)	18,501	644,156
Grasim Industries, Ltd.	38,817	1,248,690
Havells India, Ltd.	36,760	832,412
HCL Technologies, Ltd.	139,922	2,918,751
HDFC Asset Management Company, Ltd. (C)	14,325	755,960
HDFC Bank, Ltd.	415,405	8,067,870
HDFC Life Insurance Company, Ltd. (C)	145,551	1,287,989
Hero MotoCorp, Ltd.	17,871	1,166,141
Hindalco Industries, Ltd.	198,317	1,659,272
Hindustan Aeronautics, Ltd.	30,097	1,683,874

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Hindustan Petroleum Corp., Ltd.	125,657	$628,430
Hindustan Unilever, Ltd.	121,272	4,024,043
ICICI Bank, Ltd.	769,742	11,314,567
ICICI Lombard General Insurance Company, Ltd. (C)	34,228	873,016
ICICI Prudential Life Insurance Company, Ltd. (C)	54,820	490,634
IDFC First Bank, Ltd. (A)	489,893	431,871
Indian Oil Corp., Ltd.	418,212	882,554
Indian Railway Catering & Tourism Corp., Ltd.	34,228	381,178
Indus Towers, Ltd. (A)	120,075	654,579
IndusInd Bank, Ltd.	41,707	709,957
Info Edge India, Ltd.	10,411	951,593
Infosys, Ltd.	490,306	11,419,305
InterGlobe Aviation, Ltd. (A)(C)	25,817	1,481,387
ITC, Ltd.	442,451	2,658,040
Jindal Stainless, Ltd.	48,393	458,458
Jindal Steel & Power, Ltd.	52,901	609,966
Jio Financial Services, Ltd. (A)	423,789	1,627,611
JSW Energy, Ltd.	51,231	435,069
JSW Steel, Ltd.	88,620	997,144
Jubilant Foodworks, Ltd.	51,349	399,067
Kotak Mahindra Bank, Ltd.	162,150	3,442,044
Larsen & Toubro, Ltd.	99,576	4,404,315
LTIMindtree, Ltd. (C)	12,805	940,132
Lupin, Ltd.	34,061	913,540
Macrotech Developers, Ltd. (C)	44,166	657,019
Mahindra & Mahindra, Ltd.	137,928	4,631,087
Mankind Pharma, Ltd. (A)	14,648	432,535
Marico, Ltd.	75,703	587,120
Maruti Suzuki India, Ltd.	20,818	3,097,282
Max Healthcare Institute, Ltd.	114,719	1,179,481
Mphasis, Ltd.	11,016	406,180
MRF, Ltd.	333	536,252
Muthoot Finance, Ltd.	17,703	414,500
Nestle India, Ltd.	49,249	1,471,272
NHPC, Ltd.	452,117	523,180
NMDC, Ltd.	151,725	404,560
NTPC, Ltd.	645,349	3,207,922
Oil & Natural Gas Corp., Ltd.	464,927	1,833,581
Page Industries, Ltd.	840	424,420
PB Fintech, Ltd. (A)	43,684	909,920
Persistent Systems, Ltd.	14,685	902,021
Petronet LNG, Ltd.	107,302	469,978
PI Industries, Ltd.	11,030	592,819
Pidilite Industries, Ltd.	22,300	832,488
Polycab India, Ltd.	7,820	636,341
Power Finance Corp., Ltd.	221,207	1,457,096
Power Grid Corp. of India, Ltd.	689,366	2,781,526
Punjab National Bank	326,211	452,146
REC, Ltd.	195,828	1,454,221
Reliance Industries, Ltd.	449,333	16,197,173
Samvardhana Motherson International, Ltd.	400,081	930,097
SBI Cards & Payment Services, Ltd.	39,436	340,718
SBI Life Insurance Company, Ltd. (C)	68,436	1,512,898
Shree Cement, Ltd.	1,314	400,188
Shriram Finance, Ltd.	41,631	1,596,130
Siemens, Ltd.	13,267	1,093,713
Solar Industries India, Ltd.	3,891	495,918
Sona BLW Precision Forgings, Ltd. (C)	59,366	485,177
SRF, Ltd.	21,305	653,941
State Bank of India	265,292	2,580,566
Sun Pharmaceutical Industries, Ltd.	142,215	3,092,603
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Sundaram Finance, Ltd.	9,850	$597,850
Supreme Industries, Ltd.	9,404	588,809
Suzlon Energy, Ltd. (A)	1,383,184	1,249,322
Tata Communications, Ltd.	16,782	392,059
Tata Consultancy Services, Ltd.	133,285	7,255,210
Tata Consumer Products, Ltd.	84,237	1,208,258
Tata Elxsi, Ltd.	4,774	453,472
Tata Motors, Ltd.	292,491	3,868,806
Tata Steel, Ltd.	1,105,011	2,021,776
Tech Mahindra, Ltd.	78,560	1,534,682
The Indian Hotels Company, Ltd.	125,371	972,237
The Phoenix Mills, Ltd.	14,583	654,233
The Tata Power Company, Ltd.	211,243	1,095,323
Thermax, Ltd.	6,163	321,273
Titan Company, Ltd.	51,887	2,209,134
Torrent Pharmaceuticals, Ltd.	14,877	620,848
Torrent Power, Ltd.	24,831	519,550
Trent, Ltd.	26,670	2,278,504
Tube Investments of India, Ltd.	15,617	751,585
TVS Motor Company, Ltd.	35,214	1,183,509
UltraTech Cement, Ltd.	17,032	2,300,060
Union Bank of India, Ltd.	226,167	327,580
United Spirits, Ltd.	42,986	758,514
UPL, Ltd.	64,763	461,739
Varun Beverages, Ltd.	67,246	1,205,786
Vedanta, Ltd.	163,729	911,902
Wipro, Ltd.	192,933	1,240,618
Yes Bank, Ltd. (A)	2,106,717	595,460
Zomato, Ltd. (A)	979,248	2,929,602
		224,126,255
Indonesia - 0.5%
Adaro Energy Indonesia Tbk PT	1,045,300	240,716
Amman Mineral Internasional PT (A)	889,200	613,935
Astra International Tbk PT	2,952,700	973,789
Bank Central Asia Tbk PT	6,778,100	4,518,934
Bank Mandiri Persero Tbk PT	4,893,200	2,261,129
Bank Negara Indonesia Persero Tbk PT	2,153,300	745,094
Bank Rakyat Indonesia Persero Tbk PT	8,599,200	2,863,156
Barito Pacific Tbk PT	3,665,700	271,136
Chandra Asri Pacific Tbk PT	1,108,000	715,250
Charoen Pokphand Indonesia Tbk PT	955,400	300,153
GoTo Gojek Tokopedia Tbk PT (A)	116,565,800	392,364
Indah Kiat Pulp & Paper Tbk PT	431,600	226,295
Indofood CBP Sukses Makmur Tbk PT	320,400	238,076
Indofood Sukses Makmur Tbk PT	549,800	243,893
Kalbe Farma Tbk PT	2,139,100	228,268
Merdeka Copper Gold Tbk PT (A)	530,900	80,738
Sumber Alfaria Trijaya Tbk PT	2,039,800	383,224
Telkom Indonesia Persero Tbk PT	6,443,400	1,270,690
Unilever Indonesia Tbk PT	642,100	94,218
United Tractors Tbk PT	40,200	70,410
		16,731,468
Ireland - 0.9%
AerCap Holdings NV	26,044	2,537,206
AIB Group PLC	223,119	1,343,599
Bank of Ireland Group PLC	140,460	1,613,537
DCC PLC	13,307	940,198
Experian PLC	125,122	6,079,459
Flutter Entertainment PLC (A)	24,110	5,150,176
James Hardie Industries PLC, CHESS Depositary Interest (A)	58,658	2,188,126
Kerry Group PLC, Class A	20,835	2,092,326
Kingspan Group PLC	21,035	1,831,554

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
PDD Holdings, Inc., ADR (A)	80,364	$7,723,784
Smurfit WestRock PLC	36,090	1,702,028
		33,201,993
Israel - 0.5%
Azrieli Group, Ltd.	5,390	367,420
Bank Hapoalim BM	158,259	1,577,709
Bank Leumi Le-Israel BM	191,125	1,848,089
Check Point Software Technologies, Ltd. (A)	11,340	2,182,950
CyberArk Software, Ltd. (A)	5,338	1,530,618
Elbit Systems, Ltd.	3,457	711,903
Global-e Online, Ltd. (A)	12,700	437,134
ICL Group, Ltd.	97,498	446,213
Israel Discount Bank, Ltd., Class A	153,160	849,934
Mizrahi Tefahot Bank, Ltd.	19,173	734,269
Monday.com, Ltd. (A)	4,613	1,226,551
Nice, Ltd. (A)	7,929	1,381,787
Teva Pharmaceutical Industries, Ltd., ADR (A)	141,962	2,678,823
Wix.com, Ltd. (A)	6,671	1,111,522
		17,084,922
Italy - 1.6%
Amplifon SpA	16,789	542,907
Banco BPM SpA	170,576	1,162,962
Davide Campari-Milano NV	82,131	759,364
DiaSorin SpA	2,979	343,686
Enel SpA	1,091,796	8,298,418
Eni SpA	285,633	4,648,172
Ferrari NV	16,933	8,414,129
FinecoBank SpA	81,260	1,394,137
Generali	141,277	3,899,163
Infrastrutture Wireless Italiane SpA (C)	42,922	514,130
Intesa Sanpaolo SpA	1,964,421	8,210,066
Leonardo SpA	56,143	1,432,225
Mediobanca Banca di Credito Finanziario SpA	69,332	1,174,348
Moncler SpA	29,491	1,809,268
Nexi SpA (A)(C)	78,806	551,441
Poste Italiane SpA (C)	63,424	883,101
Prysmian SpA	35,419	2,494,681
Recordati Industria Chimica e Farmaceutica SpA	13,820	811,425
Snam SpA	265,964	1,321,131
Telecom Italia SpA (A)(B)	1,336,172	353,641
Terna - Rete Elettrica Nazionale	186,091	1,620,290
UniCredit SpA	203,161	8,444,413
		59,083,098
Japan - 14.7%
Advantest Corp.	104,384	4,805,793
Aeon Company, Ltd. (B)	87,985	2,204,029
AGC, Inc.	26,342	831,099
Aisin Corp.	19,989	702,441
Ajinomoto Company, Inc.	63,912	2,460,134
ANA Holdings, Inc.	19,923	402,723
Asahi Group Holdings, Ltd.	65,740	2,453,789
Asahi Kasei Corp.	168,890	1,196,086
Asics Corp.	88,100	1,748,060
Astellas Pharma, Inc.	243,812	3,029,843
Bandai Namco Holdings, Inc.	81,176	1,743,935
Bridgestone Corp.	77,334	3,023,026
Brother Industries, Ltd.	31,157	582,519
Canon, Inc.	135,893	4,667,157
Capcom Company, Ltd.	46,888	1,025,034
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Central Japan Railway Company	103,710	$2,400,752
Chubu Electric Power Company, Inc.	86,829	1,084,838
Chugai Pharmaceutical Company, Ltd.	91,390	4,613,599
Concordia Financial Group, Ltd.	145,217	824,056
Dai Nippon Printing Company, Ltd.	28,343	1,023,723
Daifuku Company, Ltd.	41,648	804,074
Dai-ichi Life Holdings, Inc.	124,548	3,596,548
Daiichi Sankyo Company, Ltd.	251,688	10,565,265
Daikin Industries, Ltd.	35,934	4,590,966
Daito Trust Construction Company, Ltd.	7,806	963,433
Daiwa House Industry Company, Ltd.	75,555	2,326,987
Daiwa Securities Group, Inc.	184,264	1,370,131
Denso Corp.	256,848	3,987,285
Dentsu Group, Inc.	26,767	823,180
Disco Corp.	12,624	3,659,880
East Japan Railway Company	120,790	2,315,776
Eisai Company, Ltd.	34,225	1,436,522
ENEOS Holdings, Inc.	390,348	2,123,401
FANUC Corp. (B)	129,802	3,831,672
Fast Retailing Company, Ltd.	23,891	7,688,530
Fuji Electric Company, Ltd.	17,464	1,054,140
FUJIFILM Holdings Corp.	152,565	4,114,615
Fujitsu, Ltd.	239,420	4,425,647
Hamamatsu Photonics KK	18,534	494,571
Hankyu Hanshin Holdings, Inc.	29,800	915,712
Hikari Tsushin, Inc.	2,491	526,098
Hitachi Construction Machinery Company, Ltd.	14,754	363,467
Hitachi, Ltd.	631,190	15,571,474
Honda Motor Company, Ltd.	612,224	6,756,048
Hoshizaki Corp.	14,616	472,762
Hoya Corp.	47,833	6,788,782
Hulic Company, Ltd.	50,218	520,291
Ibiden Company, Ltd.	15,412	537,282
Idemitsu Kosan Company, Ltd.	122,960	898,700
Inpex Corp. (B)	127,435	1,878,547
Isuzu Motors, Ltd. (B)	78,867	1,197,396
ITOCHU Corp.	162,083	8,629,974
Japan Airlines Company, Ltd. (B)	17,753	298,074
Japan Exchange Group, Inc.	68,353	1,586,137
Japan Post Bank Company, Ltd.	195,297	1,835,497
Japan Post Holdings Company, Ltd.	288,265	2,816,681
Japan Post Insurance Company, Ltd.	28,145	533,252
Japan Real Estate Investment Corp.	165	662,917
Japan Tobacco, Inc.	163,626	4,723,924
JFE Holdings, Inc.	78,525	1,088,602
Kajima Corp.	57,627	1,055,218
Kao Corp. (B)	63,304	2,836,758
Kawasaki Kisen Kaisha, Ltd.	53,759	794,122
KDDI Corp. (B)	203,290	6,858,424
Keisei Electric Railway Company, Ltd.	17,511	553,998
Keyence Corp.	26,504	12,733,045
Kikkoman Corp.	92,085	1,042,161
Kintetsu Group Holdings Company, Ltd.	23,211	541,193
Kirin Holdings Company, Ltd.	103,603	1,564,027
Kobe Bussan Company, Ltd.	20,387	588,437
Koito Manufacturing Company, Ltd.	27,452	406,015
Komatsu, Ltd.	126,184	3,530,936
Konami Group Corp.	13,679	1,239,940
Kubota Corp.	136,309	1,917,877
Kyocera Corp.	173,968	2,155,044
Kyowa Kirin Company, Ltd.	36,393	830,956
Lasertec Corp.	10,936	2,132,709
LY Corp.	362,854	994,403

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
M3, Inc.	60,019	$583,635
Makita Corp.	30,560	1,024,142
Marubeni Corp.	194,413	3,353,537
MatsukiyoCocokara & Company	46,213	747,937
Mazda Motor Corp.	77,339	653,220
McDonald's Holdings Company Japan, Ltd. (B)	11,091	487,157
MEIJI Holdings Company, Ltd.	31,543	783,310
MINEBEA MITSUMI, Inc.	49,668	1,051,331
Mitsubishi Chemical Group Corp.	183,610	1,073,057
Mitsubishi Corp.	455,206	9,476,626
Mitsubishi Electric Corp.	263,466	4,438,361
Mitsubishi Estate Company, Ltd.	153,277	2,637,120
Mitsubishi HC Capital, Inc.	106,440	768,822
Mitsubishi Heavy Industries, Ltd.	437,200	5,894,486
Mitsubishi UFJ Financial Group, Inc.	1,509,354	15,924,026
Mitsui & Company, Ltd.	350,590	7,577,743
Mitsui Chemicals, Inc. (B)	23,014	616,829
Mitsui Fudosan Company, Ltd.	363,432	3,936,697
Mitsui OSK Lines, Ltd.	47,121	1,699,913
Mizuho Financial Group, Inc.	327,813	6,807,358
MonotaRO Company, Ltd.	34,004	537,848
MS&AD Insurance Group Holdings, Inc.	176,194	4,061,373
Murata Manufacturing Company, Ltd. (B)	234,256	4,910,128
NEC Corp.	33,506	2,969,495
Nexon Company, Ltd.	45,871	906,459
Nidec Corp.	56,874	2,318,967
Nintendo Company, Ltd.	141,363	7,687,918
Nippon Building Fund, Inc.	198	888,506
Nippon Express Holdings, Inc.	9,701	495,526
Nippon Paint Holdings Company, Ltd.	129,714	821,945
Nippon Prologis REIT, Inc.	300	528,488
Nippon Sanso Holdings Corp.	23,833	821,246
Nippon Steel Corp. (B)	115,842	2,643,595
Nippon Telegraph & Telephone Corp. (B)	4,039,890	4,317,822
Nippon Yusen KK (B)	62,492	2,267,142
Nissan Chemical Corp.	16,883	580,326
Nissan Motor Company, Ltd. (B)	317,891	939,805
Nissin Foods Holdings Company, Ltd.	27,017	706,022
Nitori Holdings Company, Ltd.	10,953	1,604,939
Nitto Denko Corp.	19,603	1,643,876
Nomura Holdings, Inc.	415,288	2,438,333
Nomura Real Estate Holdings, Inc.	14,814	426,733
Nomura Real Estate Master Fund, Inc. (B)	525	531,730
Nomura Research Institute, Ltd.	51,235	1,723,405
NTT Data Group Corp.	85,697	1,306,910
Obayashi Corp.	88,464	1,137,669
Obic Company, Ltd.	8,740	1,512,663
Olympus Corp.	157,067	2,872,383
Omron Corp.	23,825	988,092
Ono Pharmaceutical Company, Ltd.	49,536	732,308
Oracle Corp. Japan	5,160	467,294
Oriental Land Company, Ltd.	148,258	4,054,494
ORIX Corp.	158,239	3,978,271
Osaka Gas Company, Ltd.	49,903	1,232,592
Otsuka Corp.	30,124	716,658
Otsuka Holdings Company, Ltd.	57,032	3,362,303
Pan Pacific International Holdings Corp.	51,660	1,322,428
Panasonic Holdings Corp.	317,130	2,664,507
Rakuten Group, Inc. (A)	204,206	1,451,406
Recruit Holdings Company, Ltd.	202,112	12,604,100
Renesas Electronics Corp.	203,781	3,547,721
Resona Holdings, Inc. (B)	288,335	2,050,506
Ricoh Company, Ltd.	73,932	777,561
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Rohm Company, Ltd.	44,868	$566,719
SBI Holdings, Inc.	37,135	913,901
SCREEN Holdings Company, Ltd.	11,200	849,259
SCSK Corp.	20,587	413,998
Secom Company, Ltd.	28,364	2,069,655
Seiko Epson Corp.	38,531	720,433
Sekisui Chemical Company, Ltd.	50,450	769,878
Sekisui House, Ltd.	81,203	2,098,850
Seven & i Holdings Company, Ltd. (B)	304,239	4,382,205
SG Holdings Company, Ltd.	41,957	454,150
Shimadzu Corp.	31,710	1,059,445
Shimano, Inc.	10,456	1,975,463
Shin-Etsu Chemical Company, Ltd.	245,491	10,867,446
Shionogi & Company, Ltd.	34,086	1,587,797
Shiseido Company, Ltd.	54,506	1,214,688
Shizuoka Financial Group, Inc.	59,696	532,900
SMC Corp.	7,865	3,647,535
SoftBank Corp. (B)	386,456	5,407,151
SoftBank Group Corp.	140,218	8,140,731
Sompo Holdings, Inc.	123,184	2,908,637
Sony Group Corp.	169,927	16,549,898
Subaru Corp.	82,504	1,582,475
SUMCO Corp.	47,337	546,848
Sumitomo Corp.	141,817	3,372,181
Sumitomo Electric Industries, Ltd.	97,500	1,625,301
Sumitomo Metal Mining Company, Ltd.	33,165	919,110
Sumitomo Mitsui Financial Group, Inc.	170,282	11,237,462
Sumitomo Mitsui Trust Holdings, Inc.	89,220	2,223,353
Sumitomo Realty & Development Company, Ltd.	39,085	1,338,823
Suntory Beverage & Food, Ltd.	18,936	696,341
Suzuki Motor Corp. (B)	213,688	2,512,461
Sysmex Corp.	68,368	1,325,832
T&D Holdings, Inc.	68,316	1,157,486
Taisei Corp.	22,595	1,026,653
Takeda Pharmaceutical Company, Ltd.	214,818	6,395,562
TDK Corp.	53,071	3,617,411
Terumo Corp.	182,794	3,398,957
The Chiba Bank, Ltd.	73,239	620,369
The Kansai Electric Power Company, Inc.	95,671	1,700,459
TIS, Inc.	27,785	696,321
Toho Company, Ltd.	14,614	561,787
Tokio Marine Holdings, Inc.	256,865	9,774,872
Tokyo Electric Power Company Holdings, Inc. (A)	207,894	991,603
Tokyo Electron, Ltd.	64,251	11,563,916
Tokyo Gas Company, Ltd.	48,810	1,221,016
Tokyu Corp.	66,339	811,494
TOPPAN Holdings, Inc.	31,488	950,709
Toray Industries, Inc.	189,382	978,880
TOTO, Ltd. (B)	19,180	665,694
Toyota Industries Corp.	20,094	1,592,153
Toyota Motor Corp.	1,442,297	27,537,683
Toyota Tsusho Corp.	87,063	1,682,425
Trend Micro, Inc.	18,120	1,089,429
Unicharm Corp.	54,953	1,906,632
West Japan Railway Company	57,970	1,105,478
Yakult Honsha Company, Ltd.	34,166	721,841
Yamaha Motor Company, Ltd.	121,313	1,063,052
Yamato Holdings Company, Ltd.	33,021	383,507
Yaskawa Electric Corp. (B)	32,929	1,097,174
Yokogawa Electric Corp.	30,900	871,562
Zensho Holdings Company, Ltd.	13,000	678,844

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ZOZO, Inc.	18,224	$580,248
		545,413,082
Jordan - 0.0%
Hikma Pharmaceuticals PLC	22,491	587,878
Luxembourg - 0.1%
ArcelorMittal SA	59,305	1,389,375
Eurofins Scientific SE	17,092	975,617
Reinet Investments SCA	18,996	509,710
Tenaris SA	63,380	932,748
		3,807,450
Macau - 0.0%
Sands China, Ltd. (A)	254,478	461,109
Malaysia - 0.4%
AMMB Holdings BHD	350,300	421,784
Axiata Group BHD	377,900	222,711
CELCOMDIGI BHD	463,000	414,809
CIMB Group Holdings BHD	940,300	1,787,923
Gamuda BHD	266,900	463,163
Genting BHD	303,300	303,050
Genting Malaysia BHD	399,800	233,301
Hong Leong Bank BHD	87,100	428,051
IHH Healthcare BHD	287,100	416,583
Inari Amertron BHD	391,200	285,573
IOI Corp. BHD	325,900	303,323
Kuala Lumpur Kepong BHD	64,200	322,984
Malayan Banking BHD	736,400	1,837,152
Malaysia Airports Holdings BHD	123,900	300,875
Maxis BHD	311,600	278,405
MISC BHD	184,000	357,330
Mr. D.I.Y Group M BHD (C)	434,000	206,599
Nestle Malaysia BHD	8,000	196,448
Petronas Chemicals Group BHD	373,000	501,445
Petronas Dagangan BHD	34,600	168,760
Petronas Gas BHD	102,700	434,529
PPB Group BHD	88,100	297,470
Press Metal Aluminium Holdings BHD	496,200	571,520
Public Bank BHD	1,989,500	2,218,843
QL Resources BHD	143,350	215,622
RHB Bank BHD	191,400	271,613
SD Guthrie BHD	283,300	300,141
Sime Darby BHD	387,400	222,546
Telekom Malaysia BHD	161,500	252,608
Tenaga Nasional BHD	362,000	1,227,010
YTL Corp. BHD	462,700	311,708
YTL Power International BHD	341,200	307,574
		16,081,453
Mexico - 0.2%
Alfa SAB de CV, Class A	162,544	94,749
America Movil SAB de CV (A)	993,836	821,542
Arca Continental SAB de CV	27,617	249,032
Banco del Bajio SA (C)	41,454	103,307
Cemex SAB de CV, Series CPO	790,884	481,496
Coca-Cola Femsa SAB de CV	28,295	239,155
Fibra Uno Administracion SA de CV	155,343	183,153
Fomento Economico Mexicano SAB de CV	103,366	1,062,881
Gruma SAB de CV, Class B	9,820	180,731
Grupo Aeroportuario del Centro Norte SAB de CV	15,300	122,638
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	20,675	365,057
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, B Shares	9,633	$258,122
Grupo Bimbo SAB de CV, Series A	70,757	254,045
Grupo Carso SAB de CV, Series A1	30,356	185,981
Grupo Financiero Banorte SAB de CV, Series O	138,281	958,771
Grupo Financiero Inbursa SAB de CV, Series O (A)	98,113	233,149
Grupo Mexico SAB de CV, Series B	166,389	854,577
Industrias Penoles SAB de CV (A)	10,601	128,094
Kimberly-Clark de Mexico SAB de CV, Class A	81,417	133,654
Operadora de Sites Mexicanos SAB de CV, Class A1	67,695	57,747
Orbia Advance Corp. SAB de CV	52,462	56,446
Prologis Property Mexico SA de CV	42,352	134,598
Promotora y Operadora de Infraestructura SAB de CV	10,292	96,162
Wal-Mart de Mexico SAB de CV	278,697	886,996
		8,142,083
Netherlands - 3.1%
ABN AMRO Bank NV (C)	54,466	936,115
Adyen NV (A)(C)	2,753	4,062,887
Aegon, Ltd.	186,087	1,139,681
Akzo Nobel NV	21,418	1,370,187
Argenx SE (A)	7,956	4,111,359
ASM International NV	5,946	4,048,505
ASML Holding NV	50,543	45,581,394
ASR Nederland NV	20,988	1,028,580
BE Semiconductor Industries NV	9,740	1,284,460
Euronext NV (C)	10,248	1,094,429
EXOR NV	12,533	1,398,460
Ferrovial SE	81,247	3,397,216
Heineken Holding NV	15,939	1,202,040
Heineken NV	36,242	3,269,904
IMCD NV	7,142	1,169,555
ING Groep NV	417,172	7,585,078
JDE Peet's NV	14,432	330,174
Koninklijke Ahold Delhaize NV	118,804	4,087,829
Koninklijke KPN NV	495,390	2,023,265
Koninklijke Philips NV (A)	101,817	3,066,802
NEPI Rockcastle NV (A)	74,207	605,148
NN Group NV	35,248	1,728,786
OCI NV	13,060	414,464
Prosus NV (A)	179,514	6,654,148
QIAGEN NV (A)	29,461	1,355,146
Randstad NV	13,501	651,285
Stellantis NV	298,266	5,019,343
Universal Music Group NV	103,707	2,713,343
Wolters Kluwer NV	31,393	5,368,430
		116,698,013
New Zealand - 0.1%
Auckland International Airport, Ltd.	136,650	648,905
Fisher & Paykel Healthcare Corp., Ltd.	60,228	1,344,336
Mercury NZ, Ltd.	68,243	267,310
Meridian Energy, Ltd.	131,833	523,085
Spark New Zealand, Ltd.	180,707	404,557
Xero, Ltd. (A)	19,376	1,879,252
		5,067,445
Norway - 0.4%
Aker BP ASA	41,554	995,467
DNB Bank ASA	116,454	2,460,007
Equinor ASA	122,189	3,278,646

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Gjensidige Forsikring ASA	28,569	$505,941
Kongsberg Gruppen ASA	12,190	1,288,219
Mowi ASA	63,601	1,106,469
Norsk Hydro ASA	179,700	1,002,750
Orkla ASA	96,977	862,135
Salmar ASA	9,046	469,686
Telenor ASA	86,620	1,073,042
Yara International ASA	22,574	656,106
		13,698,468
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	24,589	304,904
Credicorp, Ltd.	10,285	1,834,330
		2,139,234
Philippines - 0.2%
Ayala Corp.	32,910	355,122
Ayala Land, Inc.	901,880	566,750
Bank of the Philippine Islands	249,897	556,238
BDO Unibank, Inc.	319,630	870,447
International Container Terminal Services, Inc.	136,300	962,371
JG Summit Holdings, Inc.	343,732	143,929
Jollibee Foods Corp.	59,010	273,328
Manila Electric Company	37,020	280,459
Metropolitan Bank & Trust Company	252,829	331,561
PLDT, Inc.	10,355	276,443
SM Investments Corp.	29,505	465,833
SM Prime Holdings, Inc.	1,353,200	746,210
Universal Robina Corp.	117,550	190,730
		6,019,421
Poland - 0.3%
Allegro.eu SA (A)(C)	80,747	795,394
Bank Polska Kasa Opieki SA	25,405	1,040,776
Budimex SA	1,790	278,223
CD Projekt SA	8,978	424,367
Dino Polska SA (A)(C)	6,799	565,264
InPost SA (A)	24,656	455,545
KGHM Polska Miedz SA	19,507	700,128
LPP SA	156	593,311
mBank SA (A)	2,084	344,758
ORLEN SA	79,994	1,331,360
PGE Polska Grupa Energetyczna SA (A)	122,776	214,708
Powszechna Kasa Oszczednosci Bank Polski SA	122,547	1,835,230
Powszechny Zaklad Ubezpieczen SA	88,219	1,062,271
Santander Bank Polska SA	4,958	667,412
		10,308,747
Portugal - 0.1%
EDP - Energias de Portugal SA	379,576	1,595,958
Galp Energia SGPS SA	55,968	1,162,676
Jeronimo Martins SGPS SA	34,084	631,490
		3,390,124
Qatar - 0.2%
Barwa Real Estate Company	292,685	224,549
Commercial Bank PSQC	424,941	477,027
Dukhan Bank	260,874	273,340
Industries Qatar QSC	201,289	714,059
Masraf Al Rayan QSC	814,713	515,876
Mesaieed Petrochemical Holding Company	756,020	343,349
Ooredoo QPSC	111,541	337,781
Qatar Electricity & Water Company QSC	57,634	248,732
Qatar Fuel QSC	78,155	312,548
Qatar Gas Transport Company, Ltd.	375,192	464,634
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Qatar (continued)
Qatar International Islamic Bank QSC	129,319	$386,964
Qatar Islamic Bank QPSC	239,647	1,289,860
Qatar National Bank QPSC	615,095	2,681,666
		8,270,385
Saudi Arabia - 1.1%
ACWA Power Company	19,691	2,206,655
Ades Holding Company (A)	45,116	246,275
Advanced Petrochemical Company (A)	16,415	165,650
Al Rajhi Bank	263,488	6,204,812
Alinma Bank	163,962	1,367,148
Almarai Company JSC	33,478	485,113
Arab National Bank	121,632	626,717
Arabian Internet & Communications Services Company	3,107	240,981
Bank AlBilad	82,964	853,501
Bank Al-Jazira (A)	68,015	320,670
Banque Saudi Fransi	80,006	728,786
Bupa Arabia for Cooperative Insurance Company	11,288	699,593
Dallah Healthcare Company	4,562	192,430
Dar Al Arkan Real Estate Development Company (A)	71,404	279,200
Dr Sulaiman Al Habib Medical Services Group Company	11,750	957,393
Elm Company	3,206	856,720
Etihad Etisalat Company	50,933	685,932
Jarir Marketing Company	75,262	256,477
Mobile Telecommunications Company Saudi Arabia	58,147	173,284
Mouwasat Medical Services Company	13,173	364,340
Nahdi Medical Company	5,029	178,468
Power & Water Utility Company for Jubail & Yanbu	10,041	167,109
Riyad Bank	198,405	1,366,806
SABIC Agri-Nutrients Company	30,849	959,440
Sahara International Petrochemical Company	48,267	371,602
SAL Saudi Logistics Services	3,245	260,254
Saudi Arabian Mining Company (A)	172,685	1,956,478
Saudi Arabian Oil Company (C)	484,522	3,610,306
Saudi Aramco Base Oil Company	6,452	227,551
Saudi Awwal Bank	136,035	1,266,024
Saudi Basic Industries Corp.	120,886	2,411,025
Saudi Electricity Company	109,774	513,702
Saudi Industrial Investment Group	49,087	254,974
Saudi Kayan Petrochemical Company (A)	95,835	220,223
Saudi Research & Media Group (A)	4,862	339,723
Saudi Tadawul Group Holding Company	6,544	429,799
Saudi Telecom Company	268,977	3,083,367
The Company for Cooperative Insurance	10,071	425,202
The Saudi Investment Bank	82,579	278,772
The Saudi National Bank	393,856	3,693,269
The Savola Group (A)	35,328	250,730
Yanbu National Petrochemical Company	36,912	396,171
		40,572,672
Singapore - 1.0%
BOC Aviation, Ltd. (C)	27,821	239,847
CapitaLand Ascendas REIT	565,984	1,247,820
CapitaLand Integrated Commercial Trust	811,207	1,318,060
CapitaLand Investment, Ltd.	397,430	825,592
DBS Group Holdings, Ltd.	301,342	8,414,765
Genting Singapore, Ltd.	916,881	565,849
Grab Holdings, Ltd., Class A (A)	319,850	1,029,917

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Keppel, Ltd.	220,766	$1,043,808
Oversea-Chinese Banking Corp., Ltd.	518,461	5,779,013
Sea, Ltd., ADR (A)	55,612	4,354,976
Sembcorp Industries, Ltd.	136,000	514,354
Singapore Airlines, Ltd. (B)	226,069	1,088,097
Singapore Exchange, Ltd.	129,290	1,072,585
Singapore Technologies Engineering, Ltd.	237,046	808,272
Singapore Telecommunications, Ltd.	1,256,056	3,012,317
United Overseas Bank, Ltd.	191,868	4,612,316
Wilmar International, Ltd.	290,701	699,196
		36,626,784
South Africa - 0.8%
Absa Group, Ltd.	111,303	1,097,468
Anglo American Platinum, Ltd.	8,559	295,534
Aspen Pharmacare Holdings, Ltd.	50,748	681,715
Bid Corp., Ltd.	44,097	1,112,556
Capitec Bank Holdings, Ltd.	11,479	1,874,851
Clicks Group, Ltd.	30,973	644,717
Discovery, Ltd.	75,474	645,917
Exxaro Resources, Ltd.	31,876	285,563
FirstRand, Ltd.	670,749	3,225,216
Gold Fields, Ltd.	117,673	1,631,217
Harmony Gold Mining Company, Ltd.	73,045	715,462
Impala Platinum Holdings, Ltd.	118,732	511,352
Kumba Iron Ore, Ltd.	8,534	168,978
MTN Group, Ltd.	223,851	1,115,031
Naspers, Ltd., N Shares	23,637	4,876,077
Nedbank Group, Ltd.	61,129	1,011,895
Northam Platinum Holdings, Ltd.	45,195	267,839
Old Mutual, Ltd.	664,756	480,614
OUTsurance Group, Ltd.	111,781	299,227
Pepkor Holdings, Ltd. (C)	310,964	383,466
Remgro, Ltd.	66,213	537,019
Sanlam, Ltd.	243,219	1,212,575
Sasol, Ltd.	76,054	583,980
Shoprite Holdings, Ltd.	65,886	1,141,614
Sibanye Stillwater, Ltd.	364,214	348,054
Standard Bank Group, Ltd.	178,503	2,397,638
The Bidvest Group, Ltd.	44,354	721,726
Vodacom Group, Ltd.	80,636	498,312
Woolworths Holdings, Ltd.	119,464	431,415
		29,197,028
South Korea - 3.0%
Alteogen, Inc. (A)	5,316	1,268,691
Amorepacific Corp.	3,973	369,102
Celltrion Pharm, Inc. (A)	2,590	134,089
Celltrion, Inc.	20,371	3,099,033
CJ CheilJedang Corp.	1,127	272,076
CosmoAM&T Company, Ltd. (A)	3,254	262,529
Coway Company, Ltd.	7,550	380,114
DB Insurance Company, Ltd.	6,476	563,712
Doosan Bobcat, Inc.	7,634	227,830
Doosan Enerbility Company, Ltd. (A)	60,405	819,927
Ecopro BM Company, Ltd. (A)	6,519	823,064
Ecopro Company, Ltd. (A)	13,283	853,116
Ecopro Materials Company, Ltd. (A)	1,865	127,508
Enchem Company, Ltd. (A)	1,510	217,381
GS Holdings Corp.	6,542	221,207
Hana Financial Group, Inc.	39,274	1,823,287
Hanjin Kal Corp.	3,668	187,965
Hankook Tire & Technology Company, Ltd.	10,140	330,075
Hanmi Pharm Company, Ltd.	979	231,468
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanmi Semiconductor Company, Ltd.	5,861	$506,475
Hanwha Solutions Corp.	12,583	244,902
HD Hyundai Company, Ltd.	5,836	353,769
HD Hyundai Electric Company, Ltd.	2,912	666,652
HD Hyundai Heavy Industries Company, Ltd. (A)	3,010	437,121
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	5,767	827,509
HLB, Inc. (A)	15,712	1,054,433
HMM Company, Ltd.	32,276	411,459
HYBE Company, Ltd.	2,784	385,420
Hyundai Engineering & Construction Company, Ltd.	10,806	259,362
Hyundai Glovis Company, Ltd.	4,994	419,822
Hyundai Mobis Company, Ltd.	8,215	1,340,449
Hyundai Motor Company	18,069	3,466,000
Hyundai Steel Company	11,988	228,428
Industrial Bank of Korea	40,081	414,681
Kakao Corp.	41,618	1,163,539
KakaoBank Corp.	22,352	371,180
KB Financial Group, Inc.	51,323	3,309,564
Kia Corp.	34,820	2,766,410
Korea Aerospace Industries, Ltd.	10,376	422,224
Korea Electric Power Corp. (A)	34,540	561,358
Korea Investment Holdings Company, Ltd.	6,300	343,885
Korea Zinc Company, Ltd.	1,123	449,714
Korean Air Lines Company, Ltd.	26,007	429,482
Krafton, Inc. (A)	3,887	951,263
KT Corp.	5,150	149,245
KT&G Corp.	14,011	1,137,122
Kum Yang Company, Ltd. (A)	5,084	177,120
Kumho Petrochemical Company, Ltd.	2,347	240,687
L&F Company, Ltd. (A)	3,404	240,202
LG Chem, Ltd.	6,605	1,593,454
LG Corp.	12,801	760,101
LG Display Company, Ltd. (A)	40,205	339,764
LG Electronics, Inc.	14,275	1,064,362
LG Energy Solution, Ltd. (A)	6,276	1,828,055
LG H&H Company, Ltd.	1,286	341,446
LG Innotek Company, Ltd.	1,930	402,572
LG Uplus Corp.	29,338	214,153
Lotte Chemical Corp.	2,671	165,796
Meritz Financial Group, Inc.	13,146	897,431
Mirae Asset Securities Company, Ltd.	35,615	223,304
NAVER Corp.	17,312	2,196,206
NCSoft Corp.	1,937	272,479
Netmarble Corp. (A)(C)	3,588	163,735
NH Investment & Securities Company, Ltd.	21,282	217,559
Orion Corp.	3,241	223,229
Posco DX Company, Ltd.	7,192	143,927
POSCO Future M Company, Ltd.	4,162	672,068
POSCO Holdings, Inc.	9,621	2,457,127
Posco International Corp.	7,167	303,558
Samsung Biologics Company, Ltd. (A)(C)	2,358	1,729,168
Samsung C&T Corp.	11,293	1,249,725
Samsung E&A Company, Ltd. (A)	21,124	402,209
Samsung Electro-Mechanics Company, Ltd.	7,504	803,646
Samsung Electronics Company, Ltd.	634,051	35,214,129
Samsung Fire & Marine Insurance Company, Ltd.	4,180	1,085,845
Samsung Heavy Industries Company, Ltd. (A)	89,300	703,980

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Life Insurance Company, Ltd.	10,992	$802,884
Samsung SDI Company, Ltd.	7,357	1,958,037
Samsung SDS Company, Ltd.	5,745	648,564
Shinhan Financial Group Company, Ltd.	58,085	2,458,693
SK Biopharmaceuticals Company, Ltd. (A)	4,210	363,036
SK Bioscience Company, Ltd. (A)	3,638	151,460
SK Hynix, Inc.	72,618	9,515,989
SK IE Technology Company, Ltd. (A)(B)(C)	4,053	100,076
SK Innovation Company, Ltd. (A)	8,347	690,161
SK Square Company, Ltd. (A)	13,139	773,323
SK Telecom Company, Ltd.	7,340	302,888
SK, Inc.	4,950	531,602
SKC Company, Ltd. (A)	2,593	251,474
S-Oil Corp.	5,870	274,675
Woori Financial Group, Inc.	81,525	976,227
Yuhan Corp.	7,710	814,860
		112,224,628
Spain - 1.9%
Acciona SA (B)	3,806	513,172
ACS Actividades de Construccion y Servicios SA	33,180	1,506,716
Aena SME SA (C)	11,672	2,348,944
Amadeus IT Group SA	70,403	4,750,512
Banco Bilbao Vizcaya Argentaria SA	912,332	9,692,056
Banco de Sabadell SA	845,775	1,814,960
Banco Santander SA	2,470,496	12,284,583
CaixaBank SA	579,855	3,492,554
Cellnex Telecom SA (A)(C)	77,451	2,990,777
EDP Renovaveis SA	37,759	604,030
Endesa SA	48,539	1,024,850
Grifols SA (A)	47,200	520,107
Iberdrola SA	929,593	13,189,684
Industria de Diseno Textil SA	170,731	9,249,447
Mapfre SA	8,285	20,855
Redeia Corp. SA	62,762	1,192,071
Repsol SA	190,063	2,609,941
Telefonica SA	719,681	3,255,895
		71,061,154
Sweden - 2.0%
Alfa Laval AB	37,735	1,693,059
Assa Abloy AB, B Shares	130,574	4,218,596
Atlas Copco AB, A Shares	351,126	6,388,088
Atlas Copco AB, B Shares	202,546	3,229,957
Beijer Ref AB	47,118	812,961
Boliden AB	35,295	1,078,213
Epiroc AB, A Shares	85,009	1,639,493
Epiroc AB, B Shares	51,569	915,575
EQT AB	49,523	1,660,147
Essity AB, B Shares	79,360	2,410,017
Evolution AB (C)	23,952	2,489,826
Fastighets AB Balder, B Shares (A)	87,022	681,641
Getinge AB, B Shares	29,897	622,231
Hennes & Mauritz AB, B Shares	74,882	1,184,371
Hexagon AB, B Shares	270,658	2,770,607
Holmen AB, B Shares	9,633	394,069
Husqvarna AB, B Shares	46,221	312,464
Industrivarden AB, A Shares	7,920	284,663
Industrivarden AB, C Shares	28,550	1,025,473
Indutrade AB	35,659	1,120,746
Investment AB Latour, B Shares	19,278	580,513
Investor AB, B Shares	226,848	6,754,507
L.E. Lundbergforetagen AB, B Shares	9,939	544,984
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Lifco AB, B Shares	30,035	$1,004,950
Nibe Industrier AB, B Shares	198,376	980,597
Saab AB, B Shares	43,085	1,019,509
Sagax AB, B Shares	28,447	748,363
Sandvik AB	139,397	2,969,628
Securitas AB, B Shares	63,737	745,176
Skandinaviska Enskilda Banken AB, A Shares	207,176	3,190,467
Skanska AB, B Shares	44,474	897,629
SKF AB, B Shares	44,289	839,218
Svenska Cellulosa AB SCA, B Shares	78,975	1,097,561
Svenska Handelsbanken AB, A Shares	188,878	1,948,476
Swedbank AB, A Shares	109,827	2,349,306
Swedish Orphan Biovitrum AB (A)	25,193	786,582
Tele2 AB, B Shares	68,965	782,348
Telefonaktiebolaget LM Ericsson, B Shares	360,669	2,690,666
Telia Company AB	301,597	936,074
Trelleborg AB, B Shares	28,170	1,100,139
Volvo AB, A Shares	21,858	588,387
Volvo AB, B Shares	212,024	5,637,816
Volvo Car AB, B Shares (A)(B)	97,675	279,739
		73,404,832
Switzerland - 6.9%
ABB, Ltd.	220,136	12,659,318
Adecco Group AG	22,876	779,948
Alcon, Inc.	68,655	6,689,573
Avolta AG (A)	12,101	470,222
Bachem Holding AG	4,661	447,075
Baloise Holding AG	6,645	1,285,309
Banque Cantonale Vaudoise	3,925	420,411
Barry Callebaut AG	483	781,757
BKW AG	2,722	511,669
Chocoladefabriken Lindt & Spruengli AG	14	1,829,032
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	137	1,810,440
Cie Financiere Richemont SA, A Shares	73,894	11,668,128
Clariant AG (A)	28,739	452,047
Coca-Cola HBC AG (A)	29,380	1,090,897
DSM-Firmenich AG	23,470	3,204,154
EMS-Chemie Holding AG	938	787,237
Geberit AG	4,588	2,934,819
Givaudan SA	1,266	6,502,621
Glencore PLC (A)	1,408,277	7,430,146
Helvetia Holding AG	5,349	848,252
Holcim, Ltd. (A)	71,855	6,960,813
Julius Baer Group, Ltd.	28,541	1,670,176
Kuehne + Nagel International AG	6,583	2,042,762
Logitech International SA	21,347	1,938,981
Lonza Group AG	10,249	6,741,820
Nestle SA	366,590	39,313,166
Novartis AG	270,717	32,707,531
Partners Group Holding AG	3,147	4,552,869
Roche Holding AG	96,614	32,705,849
Roche Holding AG, Bearer Shares	4,274	1,552,239
Sandoz Group AG	56,169	2,456,764
Schindler Holding AG	2,848	770,359
Schindler Holding AG, Participation Certificates	5,898	1,641,024
SGS SA	20,234	2,259,812
SIG Group AG (A)	41,272	871,732
Sika AG	20,973	6,751,908
Sonova Holding AG	6,949	2,429,649
STMicroelectronics NV	85,065	2,743,012

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Straumann Holding AG	15,324	$2,270,519
Swiss Life Holding AG	4,169	3,379,651
Swiss Prime Site AG	10,337	1,163,924
Swiss Re AG	42,126	5,755,458
Swisscom AG	3,497	2,210,702
Temenos AG	8,708	606,422
The Swatch Group AG	4,765	198,624
The Swatch Group AG, Bearer Shares	4,360	913,427
UBS Group AG	452,838	13,954,470
VAT Group AG (C)	3,707	1,923,206
Zurich Insurance Group AG	20,337	11,805,145
		256,895,069
Taiwan - 5.4%
Accton Technology Corp.	71,000	1,130,523
Acer, Inc.	406,000	556,814
Advantech Company, Ltd.	64,682	707,486
Airtac International Group	20,000	540,974
Alchip Technologies, Ltd.	11,000	915,655
ASE Technology Holding Company, Ltd.	462,000	2,216,991
Asia Cement Corp.	326,000	459,357
Asia Vital Components Company, Ltd.	46,000	870,666
Asustek Computer, Inc.	99,000	1,660,438
AUO Corp. (A)	902,800	464,215
Catcher Technology Company, Ltd.	87,000	642,592
Cathay Financial Holding Company, Ltd.	1,358,000	2,699,702
Chailease Holding Company, Ltd.	205,932	937,918
Chang Hwa Commercial Bank, Ltd.	756,752	417,753
Cheng Shin Rubber Industry Company, Ltd.	251,000	390,017
China Airlines, Ltd.	412,000	265,519
China Steel Corp.	1,614,000	1,123,319
Chunghwa Telecom Company, Ltd.	535,000	2,073,965
Compal Electronics, Inc.	585,000	608,624
CTBC Financial Holding Company, Ltd.	2,503,000	2,556,906
Delta Electronics, Inc.	273,000	3,403,432
E Ink Holdings, Inc.	120,000	1,146,572
E.Sun Financial Holding Company, Ltd.	2,013,350	1,774,930
Eclat Textile Company, Ltd.	25,340	424,347
eMemory Technology, Inc.	9,000	743,034
Eva Airways Corp.	385,000	425,909
Evergreen Marine Corp. Taiwan, Ltd.	144,560	850,236
Far Eastern New Century Corp.	418,000	472,478
Far EasTone Telecommunications Company, Ltd.	250,000	707,603
Feng TAY Enterprise Company, Ltd.	66,110	301,523
First Financial Holding Company, Ltd.	1,551,440	1,323,055
Formosa Chemicals & Fibre Corp.	490,000	671,382
Formosa Petrochemical Corp.	144,000	252,613
Formosa Plastics Corp.	531,000	856,701
Fortune Electric Company, Ltd.	18,700	390,797
Fubon Financial Holding Company, Ltd.	1,112,317	3,193,129
Gigabyte Technology Company, Ltd.	71,000	582,187
Global Unichip Corp.	12,000	419,085
Globalwafers Company, Ltd.	37,000	560,746
Hon Hai Precision Industry Company, Ltd.	1,749,800	10,101,137
Hotai Motor Company, Ltd.	42,820	881,402
Hua Nan Financial Holdings Company, Ltd.	1,241,395	990,511
Innolux Corp. (A)	1,054,083	521,057
Inventec Corp.	379,000	541,955
KGI Financial Holding Company, Ltd.	2,322,548	1,169,950
Largan Precision Company, Ltd.	14,000	1,365,298
Lite-On Technology Corp.	281,000	942,748
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
MediaTek, Inc.	213,000	$8,267,988
Mega Financial Holding Company, Ltd.	1,668,058	2,034,666
Micro-Star International Company, Ltd.	100,000	574,623
Nan Ya Plastics Corp.	653,000	925,899
Nanya Technology Corp. (A)	174,000	286,912
Nien Made Enterprise Company, Ltd.	25,000	365,877
Novatek Microelectronics Corp.	81,000	1,368,097
Pegatron Corp.	283,000	908,756
PharmaEssentia Corp. (A)	33,000	718,983
Pou Chen Corp.	321,000	349,005
President Chain Store Corp.	76,000	668,145
Quanta Computer, Inc.	379,000	3,183,968
Realtek Semiconductor Corp.	68,000	1,138,872
Ruentex Development Company, Ltd.	224,117	344,917
Shin Kong Financial Holding Company, Ltd. (A)	1,905,988	767,634
SinoPac Financial Holdings Company, Ltd.	1,515,229	1,139,029
Synnex Technology International Corp.	175,000	393,995
Taishin Financial Holding Company, Ltd.	1,609,923	931,003
Taiwan Business Bank	940,801	464,781
Taiwan Cooperative Financial Holding Company, Ltd.	1,446,860	1,172,024
Taiwan High Speed Rail Corp.	233,000	217,666
Taiwan Mobile Company, Ltd.	254,000	890,248
Taiwan Semiconductor Manufacturing Company, Ltd.	3,451,816	102,192,263
TCC Group Holdings Company, Ltd.	951,442	980,119
The Shanghai Commercial & Savings Bank, Ltd.	526,000	662,407
Unimicron Technology Corp.	192,000	985,277
Uni-President Enterprises Corp.	680,000	1,752,183
United Microelectronics Corp.	1,582,000	2,749,302
Vanguard International Semiconductor Corp.	127,000	488,806
Voltronic Power Technology Corp.	9,000	561,002
Walsin Lihwa Corp.	391,000	430,286
Wan Hai Lines, Ltd.	98,545	255,670
Winbond Electronics Corp.	453,000	340,783
Wistron Corp.	365,000	1,162,698
Wiwynn Corp.	13,000	775,636
WPG Holdings, Ltd.	222,960	567,006
Yageo Corp.	56,927	1,171,813
Yang Ming Marine Transport Corp.	246,000	496,516
Yuanta Financial Holding Company, Ltd.	1,472,340	1,469,531
Zhen Ding Technology Holding, Ltd.	92,000	389,700
		200,797,337
Thailand - 0.4%
Advanced Info Service PCL, NVDR	157,591	1,149,426
Airports of Thailand PCL, NVDR	557,867	983,701
Asset World Corp. PCL, NVDR	949,700	92,812
Bangkok Dusit Medical Services PCL, NVDR	1,485,555	1,215,341
Bangkok Expressway & Metro PCL, NVDR	988,100	223,511
Bumrungrad Hospital PCL, NVDR	77,579	560,217
Central Pattana PCL, NVDR	263,286	461,750
Central Retail Corp. PCL, NVDR	227,283	197,493
Charoen Pokphand Foods PCL, NVDR	524,372	379,992
CP ALL PCL, NVDR	769,140	1,371,117
CP Axtra PCL, NVDR	275,900	252,287
Delta Electronics Thailand PCL, NVDR	413,769	1,301,902
Energy Absolute PCL, NVDR	213,859	41,558
Global Power Synergy PCL, NVDR	96,204	114,131

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Gulf Energy Development PCL, NVDR	360,716	$539,616
Home Product Center PCL, NVDR	742,500	198,030
Indorama Ventures PCL, NVDR	216,992	109,504
Intouch Holdings PCL, NVDR	131,100	319,273
Kasikornbank PCL, NVDR	79,465	335,711
Krung Thai Bank PCL, NVDR	500,956	270,409
Krungthai Card PCL, NVDR	121,844	149,944
Minor International PCL, NVDR	451,929	359,805
PTT Exploration & Production PCL, NVDR	179,192	749,460
PTT Global Chemical PCL, NVDR	296,144	218,197
PTT Oil & Retail Business PCL, NVDR	364,116	166,498
PTT PCL, NVDR	1,321,010	1,306,168
SCB X PCL, NVDR	113,692	359,283
SCG Packaging PCL, NVDR	169,421	121,666
Thai Oil PCL, NVDR	156,569	245,282
The Siam Cement PCL, NVDR	102,398	695,336
TMBThanachart Bank PCL, NVDR	3,304,200	180,462
True Corp. PCL, NVDR (A)	1,389,900	423,269
		15,093,151
Turkey - 0.2%
Akbank TAS	416,553	713,078
Aselsan Elektronik Sanayi Ve Ticaret AS	186,933	319,971
BIM Birlesik Magazalar AS	61,201	969,293
Coca-Cola Icecek AS	113,102	201,904
Eregli Demir ve Celik Fabrikalari TAS	186,779	264,988
Ford Otomotiv Sanayi AS	9,112	257,637
Haci Omer Sabanci Holding AS	141,716	365,966
KOC Holding AS	101,416	554,512
Pegasus Hava Tasimaciligi AS (A)	30,920	206,062
Petkim Petrokimya Holding AS (A)	1	1
Sasa Polyester Sanayi AS (A)	1,414,705	204,336
Tofas Turk Otomobil Fabrikasi AS	16,039	114,813
Turk Hava Yollari AO (A)	74,356	655,617
Turkcell Iletisim Hizmetleri AS	162,353	468,725
Turkiye Is Bankasi AS, Class C	1,178,614	457,512
Turkiye Petrol Rafinerileri AS	126,579	626,304
Turkiye Sise ve Cam Fabrikalari AS	176,326	224,332
Yapi ve Kredi Bankasi AS	450,827	413,058
		7,018,109
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	413,538	986,489
Abu Dhabi Islamic Bank PJSC	205,136	705,005
Abu Dhabi National Oil Company for Distribution PJSC	417,148	414,888
Aldar Properties PJSC	538,604	1,076,738
Americana Restaurants International PLC	397,404	313,961
Dubai Islamic Bank PJSC	403,234	677,808
Emaar Properties PJSC	926,052	2,128,711
Emirates NBD Bank PJSC	261,908	1,405,521
Emirates Telecommunications Group Company PJSC	482,713	2,384,316
First Abu Dhabi Bank PJSC	606,542	2,213,079
Multiply Group PJSC (A)	528,408	306,619
NMC Health PLC (A)(D)	5,577	0
		12,613,135
United Kingdom - 9.1%
3i Group PLC	132,841	5,579,946
Admiral Group PLC	35,837	1,376,384
Anglo American PLC	172,781	5,040,154
AngloGold Ashanti PLC	54,932	1,625,814
Ashtead Group PLC	59,636	4,246,333
Associated British Foods PLC	45,935	1,506,886
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca PLC	210,545	$36,901,335
Auto Trader Group PLC (C)	120,988	1,358,929
Aviva PLC	386,711	2,571,921
BAE Systems PLC	414,494	7,452,522
Barclays PLC	2,041,427	6,172,419
Barratt Developments PLC	133,271	891,768
BP PLC	2,278,994	12,902,035
British American Tobacco PLC	272,869	10,213,917
BT Group PLC	882,687	1,621,862
Bunzl PLC	45,611	2,129,393
Burberry Group PLC	48,309	424,419
Centrica PLC	721,694	1,225,422
Coca-Cola Europacific Partners PLC	26,227	2,111,011
Compass Group PLC	230,697	7,291,254
Croda International PLC	18,024	976,525
Diageo PLC	301,843	9,853,444
Endeavour Mining PLC	23,528	500,014
Entain PLC	87,062	741,683
GSK PLC	562,773	12,256,965
Haleon PLC	927,179	4,669,974
Halma PLC	51,788	1,780,912
Hargreaves Lansdown PLC	48,762	714,202
HSBC Holdings PLC	2,566,652	22,562,508
Imperial Brands PLC	111,349	3,196,021
Informa PLC	183,509	2,020,397
InterContinental Hotels Group PLC	22,179	2,219,770
Intertek Group PLC	21,856	1,428,084
J Sainsbury PLC	225,626	869,964
JD Sports Fashion PLC	351,673	641,012
Kingfisher PLC	254,156	955,049
Land Securities Group PLC	95,733	794,779
Legal & General Group PLC	829,516	2,449,866
Lloyds Banking Group PLC	8,624,218	6,662,496
London Stock Exchange Group PLC	62,017	8,371,223
M&G PLC	305,586	863,599
Melrose Industries PLC	181,624	1,153,720
Mondi PLC	59,759	1,159,336
National Grid PLC	652,686	8,597,373
NatWest Group PLC	890,040	4,054,748
Next PLC	16,253	2,179,486
Pearson PLC	82,289	1,146,785
Persimmon PLC	43,623	945,154
Phoenix Group Holdings PLC	97,402	725,843
Polestar Automotive Holding UK PLC, SDR (A)(B)	17,143	20,914
Reckitt Benckiser Group PLC	95,752	5,508,769
RELX PLC	254,959	11,901,544
Rentokil Initial PLC	343,309	2,191,857
Rio Tinto PLC	153,117	9,653,643
Rolls-Royce Holdings PLC (A)	1,148,232	7,528,271
Schroders PLC	116,701	528,258
Segro PLC	172,302	1,983,721
Severn Trent PLC	35,991	1,218,553
Shell PLC	869,576	30,812,201
Smith & Nephew PLC	117,859	1,814,948
Smiths Group PLC	46,977	1,117,588
Spirax Group PLC	9,985	1,015,791
SSE PLC	147,921	3,679,134
Standard Chartered PLC	298,925	3,075,761
Taylor Wimpey PLC	483,538	1,027,338
Tesco PLC	954,307	4,449,317
The Berkeley Group Holdings PLC	14,538	955,805
The Sage Group PLC	136,073	1,811,854
Unilever PLC	340,275	22,058,777

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
United Utilities Group PLC	90,749	$1,219,519
Vodafone Group PLC	3,119,578	3,057,831
Whitbread PLC	24,626	936,272
Wise PLC, Class A (A)	83,481	775,591
WPP PLC	145,604	1,394,734
		336,872,647
United States - 0.2%
BeiGene, Ltd. (A)	91,883	1,359,820
Brookfield Renewable Corp., Class A	18,785	535,818
Legend Biotech Corp., ADR (A)	9,802	564,105
RB Global, Inc.	24,937	2,148,322
Southern Copper Corp.	13,165	1,339,144
		5,947,209
TOTAL COMMON STOCKS (Cost $3,171,443,741)		$3,633,105,656
PREFERRED SECURITIES - 0.8%
Brazil - 0.4%
Banco Bradesco SA	726,287	2,015,477
Centrais Eletricas Brasileiras SA, B Shares	36,900	302,090
Cia Energetica de Minas Gerais	245,902	507,429
Companhia Paranaense de Energia, B Shares	149,000	275,742
Gerdau SA	189,134	614,120
Itau Unibanco Holding SA	653,200	4,253,487
Itausa SA	735,592	1,430,475
Petroleo Brasileiro SA	648,700	4,531,502
		13,930,322
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	18,864	734,972
Colombia - 0.0%
Bancolombia SA	68,774	572,102
Germany - 0.2%
Bayerische Motoren Werke AG	7,512	650,147
Dr. Ing. h.c. F. Porsche AG (B)(C)	15,087	1,183,264
Henkel AG & Company KGaA	23,107	2,116,610
Porsche Automobil Holding SE	19,976	898,895
Sartorius AG	3,523	973,398
Volkswagen AG	27,686	2,946,615
		8,768,929
South Korea - 0.2%
Hyundai Motor Company	3,124	425,572
Hyundai Motor Company, 2nd Preferred	4,811	667,865
LG Chem, Ltd.	1,072	174,421
Samsung Electronics Company, Ltd.	109,348	4,913,149
		6,181,007
TOTAL PREFERRED SECURITIES (Cost $31,795,610)		$30,187,332
RIGHTS - 0.0%
ABN AMRO Bank NV (Expiration Date: 9-12-24) (A)(E)	48,917	32,444
Equatorial Energia SA (Expiration Date: 9-23-24; Strike Price: BRL 32.50) (A)	9,183	3,096
Remy Cointreau SA (Expiration Date: 10-2-24) (A)(E)	2,912	6,438
Shell PLC (Expiration Date: 9-24-24) (A)(E)	869,576	299,134
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
The Savola Group (Expiration Date: 9-11-24; Strike Price: SAR 10.00) (A)	39,692	$168,389
TOTAL RIGHTS (Cost $569,824)		$509,501
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	179
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	50,460	15
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	2,652	48
TOTAL WARRANTS (Cost $0)		$242
SHORT-TERM INVESTMENTS - 2.2%
U.S. Government - 1.3%
U.S. Treasury Bill
5.256%, 09/24/2024 *	$21,800,000	$21,734,032
5.260%, 09/17/2024 *	25,400,000	25,348,265
		47,082,297
Short-term funds - 0.9%
John Hancock Collateral Trust, 5.2747% (F)(G)	3,434,594	34,344,564
TOTAL SHORT-TERM INVESTMENTS (Cost $81,408,616)		$81,426,861
Total Investments (International Strategic Equity Allocation Fund) (Cost $3,285,217,791) - 100.7%		$3,745,229,592
Other assets and liabilities, net - (0.7%)		(24,894,260)
TOTAL NET ASSETS - 100.0%		$3,720,335,332
Currency Abbreviations
BRL	Brazilian Real
SAR	Saudi Riyal
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SDR	Swedish Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-24.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 8-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	51	Long	Sep 2024	$3,712,873	$3,786,495	$73,622
Mini MSCI EAFE Index Futures	328	Long	Sep 2024	38,206,849	40,311,200	2,104,351
Mini MSCI Emerging Markets Index Futures	335	Long	Sep 2024	17,928,841	18,418,300	489,459
S&P/TSX 60 Index Futures	21	Long	Sep 2024	4,129,675	4,369,072	239,397
						$2,906,829

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 95.1%
Communication services – 1.0%
Media – 1.0%
News Corp., Class A	425,888	$12,065,407
News Corp., Class B	125,596	3,696,290
		15,761,697
Consumer discretionary – 8.5%
Diversified consumer services – 0.8%
Bright Horizons Family Solutions, Inc. (A)	86,343	12,150,187
Hotels, restaurants and leisure – 2.3%
Aramark	270,000	9,890,100
Compass Group PLC	337,495	10,666,619
Norwegian Cruise Line Holdings, Ltd. (A)	798,500	14,285,165
		34,841,884
Household durables – 0.1%
PulteGroup, Inc.	11,500	1,513,975
Specialty retail – 3.0%
Advance Auto Parts, Inc.	271,081	12,282,680
Bath & Body Works, Inc.	377,123	11,600,303
Burlington Stores, Inc. (A)	44,705	11,991,669
Ulta Beauty, Inc. (A)	23,600	8,327,024
		44,201,676
Textiles, apparel and luxury goods – 2.3%
Puma SE	305,900	13,202,062
Ralph Lauren Corp.	48,352	8,280,764
VF Corp.	703,000	12,801,630
		34,284,456
		126,992,178
Consumer staples – 5.1%
Beverages – 0.6%
Constellation Brands, Inc., Class A	38,531	9,274,797
Consumer staples distribution and retail – 0.1%
Dollar General Corp.	24,878	2,064,128
Food products – 2.4%
Flowers Foods, Inc.	455,659	10,589,515
Lamb Weston Holdings, Inc.	122,600	7,591,392
Tyson Foods, Inc., Class A	276,154	17,759,464
		35,940,371
Personal care products – 2.0%
Kenvue, Inc.	1,358,930	29,828,514
		77,107,810
Energy – 5.5%
Energy equipment and services – 2.5%
Baker Hughes Company	357,129	12,560,227
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Expro Group Holdings NV (A)	245,438	$4,874,399
TechnipFMC PLC	481,281	12,917,582
Tidewater, Inc. (A)	84,472	7,492,666
		37,844,874
Oil, gas and consumable fuels – 3.0%
Chesapeake Energy Corp. (B)	207,921	15,488,035
Kinder Morgan, Inc.	476,300	10,273,791
Suncor Energy, Inc.	324,103	13,139,136
Viper Energy, Inc.	103,785	4,940,166
		43,841,128
		81,686,002
Financials – 16.0%
Banks – 4.8%
Fifth Third Bancorp	464,813	19,842,867
KeyCorp	430,800	7,349,448
Popular, Inc.	176,645	18,106,113
Webster Financial Corp.	238,511	11,312,577
Western Alliance Bancorp	177,193	14,473,124
		71,084,129
Capital markets – 2.1%
Main Street Capital Corp. (B)	191,860	9,477,884
Morningstar, Inc.	34,352	10,778,627
Open Lending Corp. (A)	666,800	3,840,768
StepStone Group, Inc., Class A	100,154	5,478,424
TPG, Inc.	23,600	1,190,620
		30,766,323
Consumer finance – 0.7%
OneMain Holdings, Inc.	219,773	10,858,984
Financial services – 5.3%
Apollo Global Management, Inc.	68,612	7,940,467
Corebridge Financial, Inc.	417,016	12,326,993
Corpay, Inc. (A)	79,196	24,990,298
Global Payments, Inc.	138,189	15,340,361
The Western Union Company	1,285,300	15,680,660
Voya Financial, Inc.	44,972	3,185,367
		79,464,146
Insurance – 3.1%
Assurant, Inc.	45,375	8,909,381
RenaissanceRe Holdings, Ltd.	61,736	15,729,715
The Allstate Corp.	64,834	12,249,736
The Hanover Insurance Group, Inc.	69,064	10,151,717
		47,040,549
		239,214,131

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 9.6%
Biotechnology – 1.0%
Alkermes PLC (A)	519,000	$14,765,550
Health care equipment and supplies – 3.8%
Baxter International, Inc.	471,638	17,893,946
Dentsply Sirona, Inc.	595,271	15,054,404
Zimmer Biomet Holdings, Inc.	212,990	24,591,825
		57,540,175
Health care providers and services – 2.8%
Concentra Group Holdings Parent, Inc. (A)(B)	175,999	4,303,176
Humana, Inc.	13,600	4,820,792
Select Medical Holdings Corp.	907,542	32,735,040
		41,859,008
Pharmaceuticals – 2.0%
Catalent, Inc. (A)	199,909	12,186,453
Elanco Animal Health, Inc. (A)	486,894	7,532,250
Viatris, Inc.	823,093	9,942,963
		29,661,666
		143,826,399
Industrials – 17.7%
Aerospace and defense – 2.9%
Huntington Ingalls Industries, Inc.	30,783	8,704,509
L3Harris Technologies, Inc.	94,696	22,411,702
Textron, Inc.	141,513	12,905,986
		44,022,197
Building products – 0.7%
Carrier Global Corp.	139,845	10,177,919
Construction and engineering – 1.5%
API Group Corp. (A)	395,491	14,059,705
WillScot Holdings Corp. (A)	201,400	7,761,956
		21,821,661
Electrical equipment – 1.4%
AMETEK, Inc.	9,500	1,624,975
GE Vernova, Inc. (A)	41,901	8,422,101
Sensata Technologies Holding PLC	279,100	10,759,305
		20,806,381
Ground transportation – 2.9%
JB Hunt Transport Services, Inc.	21,399	3,706,307
Norfolk Southern Corp.	81,579	20,897,277
Saia, Inc. (A)	49,400	18,566,002
		43,169,586
Machinery – 4.9%
AGCO Corp.	37,835	3,444,498
Esab Corp.	127,571	13,391,128
RBC Bearings, Inc. (A)	16,800	5,003,880
Stanley Black & Decker, Inc.	256,664	26,272,127
The Middleby Corp. (A)	74,000	10,405,880
The Toro Company	163,700	15,158,620
		73,676,133
Passenger airlines – 1.3%
Southwest Airlines Company	674,363	19,502,578
Professional services – 1.9%
Clarivate PLC (A)	927,500	6,362,650
SS&C Technologies Holdings, Inc.	180,497	13,553,520
Verra Mobility Corp. (A)	295,854	8,168,529
		28,084,699
Trading companies and distributors – 0.2%
SiteOne Landscape Supply, Inc. (A)	21,600	3,064,176
		264,325,330
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 11.8%
Electronic equipment, instruments and components – 5.0%
Corning, Inc.	1,031,281	$43,159,109
TE Connectivity, Ltd.	117,017	17,973,811
Zebra Technologies Corp., Class A (A)	39,182	13,532,679
		74,665,599
IT services – 0.8%
GoDaddy, Inc., Class A (A)	72,388	12,118,475
Semiconductors and semiconductor equipment – 1.5%
MKS Instruments, Inc.	161,009	19,197,103
Wolfspeed, Inc. (A)(B)	298,437	2,909,761
		22,106,864
Software – 2.3%
DocuSign, Inc. (A)	284,265	16,831,331
Fortinet, Inc. (A)	234,100	17,957,811
		34,789,142
Technology hardware, storage and peripherals – 2.2%
Western Digital Corp. (A)	495,312	32,487,514
		176,167,594
Materials – 5.8%
Chemicals – 1.1%
DuPont de Nemours, Inc.	42,700	3,597,475
FMC Corp.	210,592	13,600,031
		17,197,506
Construction materials – 1.4%
Summit Materials, Inc., Class A (A)	514,527	20,838,344
Containers and packaging – 2.1%
Ball Corp.	111,487	7,113,985
DS Smith PLC	2,145,252	13,212,080
International Paper Company	217,900	10,550,718
		30,876,783
Metals and mining – 1.2%
Franco-Nevada Corp.	99,821	12,189,028
Freeport-McMoRan, Inc.	140,421	6,217,842
		18,406,870
		87,319,503
Real estate – 8.0%
Industrial REITs – 1.4%
Lineage, Inc. (A)	48,256	4,048,678
Rexford Industrial Realty, Inc.	345,149	17,574,987
		21,623,665
Office REITs – 0.9%
Douglas Emmett, Inc.	175,502	2,808,032
Vornado Realty Trust	296,278	10,183,075
		12,991,107
Residential REITs – 2.8%
Apartment Investment and Management Company, Class A (A)	1,033,393	9,610,555
Equity Residential	212,269	15,894,703
Sun Communities, Inc.	116,585	15,766,955
		41,272,213
Retail REITs – 1.0%
Regency Centers Corp.	210,357	15,290,850
Specialized REITs – 1.9%
Rayonier, Inc.	394,222	12,145,980
Weyerhaeuser Company	535,178	16,317,577
		28,463,557
		119,641,392

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 6.1%
Electric utilities – 3.3%
Constellation Energy Corp.	35,650	$7,012,355
FirstEnergy Corp.	509,275	22,367,358
PG&E Corp.	1,018,489	20,064,233
		49,443,946
Multi-utilities – 2.8%
Ameren Corp.	210,844	17,396,738
CenterPoint Energy, Inc.	357,476	9,759,095
Dominion Energy, Inc.	256,577	14,342,654
		41,498,487
		90,942,433
TOTAL COMMON STOCKS (Cost $1,099,155,906)		$1,422,984,469
CONVERTIBLE BONDS - 0.3%
Information technology - 0.3%
Wolfspeed, Inc.
0.250%, 02/15/2028	$2,313,000	957,582
1.875%, 12/01/2029	8,093,000	3,085,079
		4,042,661
TOTAL CONVERTIBLE BONDS (Cost $6,005,140)		$4,042,661
SHORT-TERM INVESTMENTS – 6.0%
Short-term funds – 6.0%
John Hancock Collateral Trust, 5.2747% (C)(D)	2,996,959	29,968,394
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2300% (C)	2,008,644	2,008,644
T. Rowe Price Government Reserve Fund, 5.3251% (C)	57,104,731	57,104,731
TOTAL SHORT-TERM INVESTMENTS (Cost $89,071,934)		$89,081,769
Total Investments (Mid Value Fund) (Cost $1,194,232,980) – 101.4%		$1,516,108,899
Other assets and liabilities, net – (1.4%)		(20,320,469)
TOTAL NET ASSETS – 100.0%		$1,495,788,430
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-24.
(C)	The rate shown is the annualized seven-day yield as of 8-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Communication services – 15.0%
Entertainment – 3.2%
Electronic Arts, Inc.	3,866	$586,936
Netflix, Inc. (A)	6,277	4,402,374
ROBLOX Corp., Class A (A)	12,885	566,811
Spotify Technology SA (A)	37	12,687
Take-Two Interactive Software, Inc. (A)	1,200	194,052
		5,762,860
Interactive media and services – 11.4%
Alphabet, Inc., Class A	43,689	7,137,909
Alphabet, Inc., Class C	13,111	2,164,757
Meta Platforms, Inc., Class A	21,775	11,351,525
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Pinterest, Inc., Class A (A)	277	$8,875
Reddit, Inc., Class A (A)	180	10,805
Snap, Inc., Class A (A)	955	8,920
Tencent Holdings, Ltd.	500	24,250
ZipRecruiter, Inc., Class A (A)	2,000	19,100
		20,726,141
Media – 0.0%
The Trade Desk, Inc., Class A (A)	100	10,453
Wireless telecommunication services – 0.4%
T-Mobile US, Inc.	3,424	680,417
		27,179,871
Consumer discretionary – 0.8%
Automobiles – 0.0%
Rivian Automotive, Inc., Class A (A)	100	1,413
Tesla, Inc. (A)	100	21,411
		22,824
Broadline retail – 0.3%
Amazon.com, Inc. (A)	3,280	585,480
Specialty retail – 0.5%
Carvana Company (A)	5,857	882,181
		1,490,485
Financials – 1.0%
Banks – 0.2%
NU Holdings, Ltd., Class A (A)	30,553	457,378
Capital markets – 0.0%
Coinbase Global, Inc., Class A (A)	38	6,968
Financial services – 0.8%
Mastercard, Inc., Class A	1,094	528,774
PayPal Holdings, Inc. (A)	1,400	101,402
Visa, Inc., Class A	2,660	735,144
		1,365,320
		1,829,666
Health care – 0.6%
Biotechnology – 0.4%
Exact Sciences Corp. (A)	10,964	676,369
Life sciences tools and services – 0.2%
Repligen Corp. (A)	2,200	332,046
Pharmaceuticals – 0.0%
Eli Lilly & Company	89	85,442
		1,093,857
Industrials – 0.7%
Aerospace and defense – 0.1%
Axon Enterprise, Inc. (A)	544	198,544
Commercial services and supplies – 0.1%
Cintas Corp.	230	185,178
Electrical equipment – 0.0%
Vertiv Holdings Company, Class A	20	1,661
Professional services – 0.5%
Automatic Data Processing, Inc.	2,142	590,999
Verisk Analytics, Inc.	802	218,802
		809,801
		1,195,184
Information technology – 80.9%
Communications equipment – 3.6%
Applied Optoelectronics, Inc. (A)	6,299	71,494
Arista Networks, Inc. (A)	2,648	935,750
Cisco Systems, Inc.	38,158	1,928,505
Clearfield, Inc. (A)	546	20,366
CommScope Holding Company, Inc. (A)	10,181	39,299

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
F5, Inc. (A)	400	$81,260
Juniper Networks, Inc.	2,400	93,312
Motorola Solutions, Inc.	7,208	3,186,224
NetScout Systems, Inc. (A)	4,400	94,512
Viasat, Inc. (A)	9,200	144,440
		6,595,162
Electronic equipment, instruments and components – 2.8%
Amphenol Corp., Class A	633	42,696
Badger Meter, Inc.	500	103,470
CDW Corp.	2,309	521,003
Coherent Corp. (A)	3,267	254,663
Corning, Inc.	33,215	1,390,048
Fabrinet (A)	366	89,176
Keysight Technologies, Inc. (A)	3,900	601,068
Littelfuse, Inc.	400	108,880
Plexus Corp. (A)	700	89,677
Sanmina Corp. (A)	1,200	83,256
TD SYNNEX Corp.	1,600	194,272
TE Connectivity, Ltd.	5,350	821,760
Teledyne Technologies, Inc. (A)	1,261	545,761
Zebra Technologies Corp., Class A (A)	400	138,152
		4,983,882
IT services – 7.4%
Accenture PLC, Class A	13,218	4,519,895
Akamai Technologies, Inc. (A)	900	91,656
Cloudflare, Inc., Class A (A)	1,100	90,354
Cognizant Technology Solutions Corp., Class A	16,314	1,268,740
EPAM Systems, Inc. (A)	1,646	330,451
Fastly, Inc., Class A (A)	8,591	51,718
Gartner, Inc. (A)	1,311	644,960
Globant SA (A)	2,300	465,152
GoDaddy, Inc., Class A (A)	7,137	1,194,805
IBM Corp.	17,418	3,520,700
Kyndryl Holdings, Inc. (A)	1,271	30,110
MongoDB, Inc. (A)	1,648	479,222
Shopify, Inc., Class A (A)	9,780	724,405
		13,412,168
Semiconductors and semiconductor equipment – 29.1%
Advanced Micro Devices, Inc. (A)	45,562	6,768,691
Amkor Technology, Inc.	1,466	48,231
Analog Devices, Inc.	5,375	1,262,265
Applied Materials, Inc.	10,173	2,006,726
ARM Holdings PLC, ADR (A)	74	9,833
ASM International NV	352	239,669
Axcelis Technologies, Inc. (A)	12	1,312
Broadcom, Inc.	53,758	8,752,878
Camtek, Ltd.	998	90,838
Cirrus Logic, Inc. (A)	49	7,139
Credo Technology Group Holding, Ltd. (A)	1,235	43,114
Enphase Energy, Inc. (A)	3,809	461,041
Entegris, Inc.	5,836	676,217
First Solar, Inc. (A)	800	181,896
Impinj, Inc. (A)	442	74,300
Infineon Technologies AG	6,217	228,159
KLA Corp.	5,484	4,493,754
Lam Research Corp.	46	37,766
Lattice Semiconductor Corp. (A)	147	6,962
Marvell Technology, Inc.	48,341	3,685,518
Microchip Technology, Inc.	18	1,479
Micron Technology, Inc.	237	22,809
MKS Instruments, Inc.	1,755	209,249
Monolithic Power Systems, Inc.	1,272	1,188,913
Nova, Ltd. (A)	91	20,343
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NVIDIA Corp.	106,571	$12,721,380
NXP Semiconductors NV	1,819	466,319
ON Semiconductor Corp. (A)	8,143	634,095
Onto Innovation, Inc. (A)	1,034	220,469
Qorvo, Inc. (A)	2,797	324,144
Qualcomm, Inc.	67	11,745
Silicon Laboratories, Inc. (A)	700	82,859
SiTime Corp. (A)	620	89,689
Skyworks Solutions, Inc.	5,005	548,498
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	36	6,181
Teradyne, Inc.	724	98,993
Texas Instruments, Inc.	33,092	7,092,939
		52,816,413
Software – 29.7%
Adobe, Inc. (A)	7,623	4,378,727
Appian Corp., Class A (A)	1,200	38,928
AppLovin Corp., Class A (A)	6,119	568,272
Asana, Inc., Class A (A)	6,000	84,360
Aurora Innovation, Inc. (A)	5,244	24,489
Autodesk, Inc. (A)	5,780	1,493,552
Braze, Inc., Class A (A)	7,789	348,791
Cadence Design Systems, Inc. (A)	31	8,337
Confluent, Inc., Class A (A)	3,500	74,270
Constellation Software, Inc.	182	594,313
Crowdstrike Holdings, Inc., Class A (A)	287	79,579
Datadog, Inc., Class A (A)	5,554	645,708
DocuSign, Inc. (A)	1,600	94,736
Dolby Laboratories, Inc., Class A	2,400	171,264
Dropbox, Inc., Class A (A)	3,700	93,018
Elastic NV (A)	800	60,952
Fair Isaac Corp. (A)	1,004	1,737,191
Fortinet, Inc. (A)	7,681	589,210
Freshworks, Inc., Class A (A)	5,519	64,462
Gen Digital, Inc.	10,700	283,122
Guidewire Software, Inc. (A)	6,443	958,525
HubSpot, Inc. (A)	1,258	627,830
Intuit, Inc.	3,688	2,324,399
Manhattan Associates, Inc. (A)	400	105,772
Marathon Digital Holdings, Inc. (A)	4,261	71,159
Microsoft Corp.	30,680	12,797,855
MicroStrategy, Inc., Class A (A)	60	7,945
Nutanix, Inc., Class A (A)	1,767	111,657
Oracle Corp.	21,573	3,048,049
Palantir Technologies, Inc., Class A (A)	35,592	1,120,436
Palo Alto Networks, Inc. (A)	7,828	2,839,372
Pegasystems, Inc.	1,800	127,584
PTC, Inc. (A)	1,000	179,090
RingCentral, Inc., Class A (A)	2,700	89,991
Roper Technologies, Inc.	2,591	1,436,476
Salesforce, Inc.	20,388	5,156,125
Samsara, Inc., Class A (A)	4,900	201,243
SentinelOne, Inc., Class A (A)	3,200	75,392
ServiceNow, Inc. (A)	5,570	4,762,350
Sprout Social, Inc., Class A (A)	2,300	71,530
Synopsys, Inc. (A)	628	326,296
Tyler Technologies, Inc. (A)	1,054	619,615
UiPath, Inc., Class A (A)	7,300	94,024
Varonis Systems, Inc. (A)	1,600	90,560
Vertex, Inc., Class A (A)	3,900	150,891
Workday, Inc., Class A (A)	13,914	3,662,026
Workiva, Inc. (A)	1,200	93,804
Zeta Global Holdings Corp., Class A (A)	11,857	313,143
Zoom Video Communications, Inc., Class A (A)	5,600	386,848

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zscaler, Inc. (A)	2,606	$521,148
		53,804,416
Technology hardware, storage and peripherals – 8.3%
Apple, Inc.	61,201	14,015,030
Hewlett Packard Enterprise Company	7,045	136,462
HP, Inc.	13,327	482,171
Seagate Technology Holdings PLC	3,928	391,032
		15,024,695
		146,636,736
Real estate – 0.4%
Specialized REITs – 0.4%
American Tower Corp.	1,784	399,723
Equinix, Inc.	466	388,812
		788,535
TOTAL COMMON STOCKS (Cost $147,471,497)		$180,214,334
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2300% (B)	870,687	870,687
T. Rowe Price Government Reserve Fund, 5.3251% (B)	2,336	2,336
TOTAL SHORT-TERM INVESTMENTS (Cost $873,023)		$873,023
Total Investments (Science & Technology Fund) (Cost $148,344,520) – 99.9%		$181,087,357
Other assets and liabilities, net – 0.1%		195,472
TOTAL NET ASSETS – 100.0%		$181,282,829
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-24.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.8%
Communication services – 8.4%
Diversified telecommunication services – 0.7%
AT&T, Inc.	659,496	$13,123,970
Verizon Communications, Inc.	387,234	16,178,637
		29,302,607
Entertainment – 1.1%
Electronic Arts, Inc.	22,387	3,398,794
Live Nation Entertainment, Inc. (A)	13,109	1,280,356
Netflix, Inc. (A)	39,640	27,801,514
Take-Two Interactive Software, Inc. (A)	14,596	2,360,319
The Walt Disney Company	167,706	15,157,268
Warner Brothers Discovery, Inc. (A)	204,857	1,606,079
		51,604,330
Interactive media and services – 5.9%
Alphabet, Inc., Class A	540,333	88,279,606
Alphabet, Inc., Class C	449,536	74,222,889
Match Group, Inc. (A)	24,471	910,566
Meta Platforms, Inc., Class A	201,586	105,088,798
		268,501,859
Media – 0.5%
Charter Communications, Inc., Class A (A)	9,004	3,129,250
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Comcast Corp., Class A	359,999	$14,245,160
Fox Corp., Class A	21,223	877,996
Fox Corp., Class B	12,089	464,580
News Corp., Class A	34,893	988,519
News Corp., Class B	10,549	310,457
Omnicom Group, Inc.	18,022	1,809,949
Paramount Global, Class B (B)	45,614	477,579
The Interpublic Group of Companies, Inc.	34,675	1,130,752
		23,434,242
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	47,440	9,427,277
		382,270,315
Consumer discretionary – 8.7%
Automobile components – 0.0%
Aptiv PLC (A)	23,588	1,687,250
BorgWarner, Inc.	19,704	671,315
		2,358,565
Automobiles – 1.3%
Ford Motor Company	339,794	3,802,295
General Motors Company	98,795	4,918,015
Tesla, Inc. (A)	240,316	51,454,059
		60,174,369
Broadline retail – 3.2%
Amazon.com, Inc. (A)	793,218	141,589,413
eBay, Inc.	43,834	2,590,589
Etsy, Inc. (A)	10,121	557,566
		144,737,568
Distributors – 0.1%
Genuine Parts Company	12,056	1,727,143
LKQ Corp.	23,139	962,351
Pool Corp.	3,322	1,168,082
		3,857,576
Hotels, restaurants and leisure – 1.7%
Airbnb, Inc., Class A (A)	38,250	4,487,108
Booking Holdings, Inc.	2,938	11,485,318
Caesars Entertainment, Inc. (A)	18,747	705,637
Carnival Corp. (A)	87,456	1,443,024
Chipotle Mexican Grill, Inc. (A)	118,962	6,671,389
Darden Restaurants, Inc.	10,330	1,633,690
Domino's Pizza, Inc.	3,017	1,249,672
Expedia Group, Inc. (A)	11,008	1,531,103
Hilton Worldwide Holdings, Inc.	21,650	4,755,206
Las Vegas Sands Corp.	31,667	1,234,696
Marriott International, Inc., Class A	20,775	4,875,685
McDonald's Corp.	62,430	18,021,044
MGM Resorts International (A)	21,707	815,966
Norwegian Cruise Line Holdings, Ltd. (A)	37,009	662,091
Royal Caribbean Cruises, Ltd. (A)	20,497	3,374,216
Starbucks Corp.	98,094	9,276,750
Wynn Resorts, Ltd.	8,202	630,570
Yum! Brands, Inc.	24,400	3,292,048
		76,145,213
Household durables – 0.4%
D.R. Horton, Inc.	25,681	4,847,546
Garmin, Ltd.	13,308	2,439,223
Hamilton Beach Brands Holding Company, Class B	294	8,611
Lennar Corp., Class A	21,213	3,862,039
Mohawk Industries, Inc. (A)	4,591	712,248
NVR, Inc. (A)	271	2,485,737

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
PulteGroup, Inc.	18,210	$2,397,347
		16,752,751
Leisure products – 0.0%
Hasbro, Inc.	11,334	772,525
Specialty retail – 1.7%
AutoZone, Inc. (A)	1,498	4,765,857
Bath & Body Works, Inc.	19,312	594,037
Best Buy Company, Inc.	16,697	1,676,379
CarMax, Inc. (A)	13,616	1,151,233
Lowe's Companies, Inc.	49,561	12,315,909
O'Reilly Automotive, Inc. (A)	5,100	5,762,847
Ross Stores, Inc.	29,044	4,374,317
The Home Depot, Inc.	85,840	31,632,040
The TJX Companies, Inc.	98,090	11,503,014
Tractor Supply Company	9,339	2,498,649
Ulta Beauty, Inc. (A)	4,153	1,465,345
		77,739,627
Textiles, apparel and luxury goods – 0.3%
Deckers Outdoor Corp. (A)	2,225	2,134,420
Lululemon Athletica, Inc. (A)	9,925	2,575,240
NIKE, Inc., Class B	104,928	8,742,601
Ralph Lauren Corp.	3,376	578,174
Tapestry, Inc.	19,898	815,221
		14,845,656
		397,383,850
Consumer staples – 5.7%
Beverages – 1.3%
Brown-Forman Corp., Class B	16,232	740,017
Constellation Brands, Inc., Class A	14,626	3,520,624
Keurig Dr. Pepper, Inc.	94,849	3,472,422
Molson Coors Beverage Company, Class B	16,497	890,343
Monster Beverage Corp. (A)	64,382	3,034,324
PepsiCo, Inc.	124,857	21,585,278
The Coca-Cola Company	352,098	25,516,542
		58,759,550
Consumer staples distribution and retail – 1.8%
Costco Wholesale Corp.	40,276	35,941,497
Dollar General Corp.	19,960	1,656,081
Dollar Tree, Inc. (A)	18,823	1,590,355
Sysco Corp.	45,243	3,527,597
Target Corp.	42,021	6,455,266
The Kroger Company	60,754	3,232,720
Walgreens Boots Alliance, Inc.	65,191	603,017
Walmart, Inc.	387,898	29,957,363
		82,963,896
Food products – 0.7%
Archer-Daniels-Midland Company	44,881	2,737,292
Bunge Global SA	12,861	1,303,848
Campbell Soup Company	17,880	888,994
Conagra Brands, Inc.	43,373	1,353,238
General Mills, Inc.	51,288	3,707,610
Hormel Foods Corp.	26,429	860,264
Kellanova	23,885	1,925,370
Lamb Weston Holdings, Inc.	13,095	810,842
McCormick & Company, Inc.	22,852	1,828,846
Mondelez International, Inc., Class A	121,794	8,746,027
The Hershey Company	13,416	2,590,093
The J.M. Smucker Company	9,639	1,105,401
The Kraft Heinz Company	71,730	2,541,394
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Tyson Foods, Inc., Class A	26,002	$1,672,189
		32,071,408
Household products – 1.2%
Church & Dwight Company, Inc.	22,193	2,261,023
Colgate-Palmolive Company	74,495	7,933,718
Kimberly-Clark Corp.	30,570	4,422,256
The Clorox Company	11,271	1,784,312
The Procter & Gamble Company	214,321	36,764,624
		53,165,933
Personal care products – 0.1%
Kenvue, Inc.	173,928	3,817,720
The Estee Lauder Companies, Inc., Class A	21,175	1,940,901
		5,758,621
Tobacco – 0.6%
Altria Group, Inc.	155,972	8,386,614
Philip Morris International, Inc.	141,183	17,406,452
		25,793,066
		258,512,474
Energy – 3.3%
Energy equipment and services – 0.3%
Baker Hughes Company	88,725	3,120,458
Halliburton Company	78,707	2,447,001
Schlumberger, Ltd.	127,057	5,589,237
		11,156,696
Oil, gas and consumable fuels – 3.0%
APA Corp.	32,085	914,102
Chevron Corp.	152,397	22,547,136
ConocoPhillips	103,986	11,832,567
Coterra Energy, Inc.	66,105	1,608,335
Devon Energy Corp.	56,227	2,517,845
Diamondback Energy, Inc.	15,859	3,094,249
EOG Resources, Inc.	51,108	6,583,733
EQT Corp.	52,842	1,770,735
Exxon Mobil Corp.	398,871	47,042,846
Hess Corp.	24,587	3,394,481
Kinder Morgan, Inc.	171,722	3,704,044
Marathon Oil Corp.	50,116	1,435,823
Marathon Petroleum Corp.	31,335	5,550,055
Occidental Petroleum Corp.	59,843	3,409,854
ONEOK, Inc.	51,918	4,795,146
Phillips 66	37,688	5,288,003
Targa Resources Corp.	19,701	2,894,077
The Williams Companies, Inc.	108,379	4,960,507
Valero Energy Corp.	29,082	4,267,202
		137,610,740
		148,767,436
Financials – 12.9%
Banks – 3.3%
Bank of America Corp.	631,369	25,728,287
Citigroup, Inc.	176,987	11,086,466
Citizens Financial Group, Inc.	42,212	1,817,227
Fifth Third Bancorp	63,440	2,708,254
Huntington Bancshares, Inc.	134,390	2,011,818
JPMorgan Chase & Co.	266,485	59,905,828
KeyCorp	87,617	1,494,746
M&T Bank Corp.	15,473	2,663,058
Regions Financial Corp.	84,989	1,990,442
The PNC Financial Services Group, Inc.	36,918	6,833,153
Truist Financial Corp.	124,157	5,520,020
U.S. Bancorp	144,794	6,838,621

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	323,491	$18,914,519
		147,512,439
Capital markets – 2.9%
Ameriprise Financial, Inc.	9,214	4,141,140
BlackRock, Inc.	12,964	11,691,065
Cboe Global Markets, Inc.	9,758	2,004,293
CME Group, Inc.	33,411	7,208,089
FactSet Research Systems, Inc.	3,534	1,494,317
Franklin Resources, Inc.	27,741	561,478
Intercontinental Exchange, Inc.	53,224	8,598,337
Invesco, Ltd.	41,718	712,961
KKR & Company, Inc.	61,763	7,644,407
MarketAxess Holdings, Inc.	3,520	853,213
Moody's Corp.	14,570	7,106,372
Morgan Stanley	116,104	12,029,535
MSCI, Inc.	7,351	4,267,917
Nasdaq, Inc.	38,390	2,767,151
Northern Trust Corp.	18,960	1,729,342
Raymond James Financial, Inc.	17,327	2,071,789
S&P Global, Inc.	29,700	15,243,228
State Street Corp.	27,961	2,435,403
T. Rowe Price Group, Inc.	20,740	2,199,270
The Bank of New York Mellon Corp.	69,390	4,733,786
The Blackstone Group, Inc.	66,300	9,438,468
The Charles Schwab Corp.	138,560	9,020,256
The Goldman Sachs Group, Inc.	29,920	15,266,680
		133,218,497
Consumer finance – 0.5%
American Express Company	52,738	13,640,684
Capital One Financial Corp.	35,453	5,209,109
Discover Financial Services	23,241	3,223,759
Synchrony Financial	37,298	1,874,597
		23,948,149
Financial services – 4.0%
Berkshire Hathaway, Inc., Class B (A)	167,993	79,951,229
Corpay, Inc. (A)	6,526	2,059,279
Fidelity National Information Services, Inc.	51,632	4,257,058
Fiserv, Inc. (A)	54,297	9,480,256
Global Payments, Inc.	23,679	2,628,606
Jack Henry & Associates, Inc.	6,763	1,170,202
Mastercard, Inc., Class A	76,185	36,823,258
PayPal Holdings, Inc. (A)	97,065	7,030,418
Visa, Inc., Class A	146,079	40,371,853
		183,772,159
Insurance – 2.2%
Aflac, Inc.	47,981	5,295,183
American International Group, Inc.	61,579	4,744,662
Aon PLC, Class A	20,175	6,934,551
Arch Capital Group, Ltd. (A)	34,713	3,925,693
Arthur J. Gallagher & Company	20,272	5,930,979
Assurant, Inc.	4,833	948,960
Brown & Brown, Inc.	21,961	2,308,760
Chubb, Ltd.	37,674	10,706,197
Cincinnati Financial Corp.	14,525	1,990,361
Everest Group, Ltd.	4,030	1,580,727
Globe Life, Inc.	7,780	817,289
Loews Corp.	16,859	1,381,426
Marsh & McLennan Companies, Inc.	45,715	10,400,620
MetLife, Inc.	55,404	4,292,702
Principal Financial Group, Inc.	20,015	1,629,621
Prudential Financial, Inc.	33,328	4,038,020
The Allstate Corp.	24,498	4,628,652
The Hartford Financial Services Group, Inc.	27,430	3,184,623
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Progressive Corp.	54,355	$13,708,331
The Travelers Companies, Inc.	21,245	4,845,347
W.R. Berkley Corp.	28,123	1,678,943
Willis Towers Watson PLC	9,490	2,772,124
		97,743,771
		586,195,015
Health care – 11.7%
Biotechnology – 1.9%
AbbVie, Inc.	162,682	31,936,103
Amgen, Inc.	49,414	16,495,876
Biogen, Inc. (A)	13,411	2,746,036
Gilead Sciences, Inc.	114,748	9,065,092
Incyte Corp. (A)	14,636	961,000
Moderna, Inc. (A)	30,723	2,377,960
Regeneron Pharmaceuticals, Inc. (A)	9,772	11,576,791
Vertex Pharmaceuticals, Inc. (A)	23,776	11,790,281
		86,949,139
Health care equipment and supplies – 2.3%
Abbott Laboratories	160,255	18,152,084
ABIOMED, Inc. (A)(C)	6,547	101,609
Align Technology, Inc. (A)	6,454	1,531,018
Baxter International, Inc.	46,922	1,780,221
Becton, Dickinson and Company	26,632	6,455,863
Boston Scientific Corp. (A)	135,446	11,078,128
DexCom, Inc. (A)	36,661	2,542,074
Edwards Lifesciences Corp. (A)	55,536	3,885,299
GE HealthCare Technologies, Inc.	39,124	3,318,498
Hologic, Inc. (A)	21,483	1,745,279
IDEXX Laboratories, Inc. (A)	7,613	3,664,365
Insulet Corp. (A)	6,460	1,309,894
Intuitive Surgical, Inc. (A)	32,674	16,096,193
Medtronic PLC	122,329	10,835,903
ResMed, Inc.	13,532	3,315,611
Solventum Corp. (A)	12,719	815,415
STERIS PLC	9,109	2,196,180
Stryker Corp.	31,235	11,257,719
Teleflex, Inc.	4,336	1,063,057
The Cooper Companies, Inc. (A)	18,308	1,935,705
Zimmer Biomet Holdings, Inc.	18,963	2,189,468
		105,269,583
Health care providers and services – 2.5%
Cardinal Health, Inc.	22,442	2,529,662
Cencora, Inc.	15,243	3,651,766
Centene Corp. (A)	49,158	3,875,125
CVS Health Corp.	115,626	6,618,432
DaVita, Inc. (A)	4,754	717,474
Elevance Health, Inc.	21,413	11,924,686
HCA Healthcare, Inc.	17,857	7,064,051
Henry Schein, Inc. (A)	11,781	831,150
Humana, Inc.	11,107	3,937,098
Labcorp Holdings, Inc.	7,775	1,787,395
McKesson Corp.	11,972	6,717,250
Molina Healthcare, Inc. (A)	5,396	1,887,467
Quest Diagnostics, Inc.	10,229	1,605,646
The Cigna Group	26,167	9,467,482
UnitedHealth Group, Inc.	84,787	50,041,287
Universal Health Services, Inc., Class B	5,495	1,307,645
		113,963,616
Life sciences tools and services – 1.3%
Agilent Technologies, Inc.	27,010	3,860,269
Bio-Rad Laboratories, Inc., Class A (A)	1,884	635,511
Bio-Techne Corp.	14,516	1,074,039

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Charles River Laboratories International, Inc. (A)	4,740	$937,335
Danaher Corp.	60,722	16,353,042
IQVIA Holdings, Inc. (A)	16,783	4,221,764
Mettler-Toledo International, Inc. (A)	1,967	2,830,670
Revvity, Inc.	11,363	1,392,422
Thermo Fisher Scientific, Inc.	35,164	21,628,321
Waters Corp. (A)	5,465	1,892,803
West Pharmaceutical Services, Inc.	6,706	2,103,203
		56,929,379
Pharmaceuticals – 3.7%
Bristol-Myers Squibb Company	186,735	9,327,413
Catalent, Inc. (A)	16,669	1,016,142
Eli Lilly & Company	73,547	70,606,591
Johnson & Johnson	221,716	36,773,816
Merck & Company, Inc.	233,319	27,636,636
Pfizer, Inc.	522,023	15,143,887
Viatris, Inc.	109,733	1,325,575
Zoetis, Inc.	42,026	7,711,351
		169,541,411
		532,653,128
Industrials – 7.5%
Aerospace and defense – 1.7%
Axon Enterprise, Inc. (A)	6,046	2,206,609
General Dynamics Corp.	19,374	5,799,801
General Electric Company	93,301	16,292,221
Howmet Aerospace, Inc.	33,045	3,194,130
Huntington Ingalls Industries, Inc.	3,364	951,238
L3Harris Technologies, Inc.	16,175	3,828,137
Lockheed Martin Corp.	18,200	10,339,420
Northrop Grumman Corp.	11,858	6,204,224
RTX Corp.	113,297	13,974,052
Textron, Inc.	16,250	1,482,000
The Boeing Company (A)	49,190	8,546,271
TransDigm Group, Inc.	4,768	6,547,465
		79,365,568
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	9,965	1,031,477
Expeditors International of Washington, Inc.	12,026	1,484,129
FedEx Corp.	19,294	5,764,468
United Parcel Service, Inc., Class B	62,176	7,992,725
		16,272,799
Building products – 0.5%
A.O. Smith Corp.	10,314	863,488
Allegion PLC	7,458	1,035,469
Builders FirstSource, Inc. (A)	10,396	1,808,904
Carrier Global Corp.	71,387	5,195,546
Johnson Controls International PLC	57,422	4,183,193
Masco Corp.	18,775	1,493,739
Trane Technologies PLC	19,298	6,979,315
		21,559,654
Commercial services and supplies – 0.5%
Cintas Corp.	7,348	5,916,022
Copart, Inc. (A)	74,540	3,947,638
Republic Services, Inc.	17,454	3,634,097
Rollins, Inc.	23,897	1,199,151
Veralto Corp.	18,737	2,106,601
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Waste Management, Inc.	31,101	$6,594,656
		23,398,165
Construction and engineering – 0.1%
Quanta Services, Inc.	12,478	3,433,072
Electrical equipment – 0.6%
AMETEK, Inc.	19,717	3,372,593
Eaton Corp. PLC	34,073	10,458,026
Emerson Electric Company	48,755	5,138,289
GE Vernova, Inc. (A)	23,359	4,695,159
Generac Holdings, Inc. (A)	5,171	809,417
Hubbell, Inc.	4,579	1,831,234
Rockwell Automation, Inc.	9,718	2,643,588
		28,948,306
Ground transportation – 0.9%
CSX Corp.	166,580	5,708,697
JB Hunt Transport Services, Inc.	6,937	1,201,488
Norfolk Southern Corp.	19,258	4,933,129
Old Dominion Freight Line, Inc.	15,191	2,928,825
Uber Technologies, Inc. (A)	178,059	13,021,455
Union Pacific Corp.	52,006	13,318,217
		41,111,811
Industrial conglomerates – 0.4%
3M Company	47,172	6,353,597
Honeywell International, Inc.	55,507	11,540,460
		17,894,057
Machinery – 1.5%
Caterpillar, Inc.	41,686	14,844,385
Cummins, Inc.	11,661	3,648,144
Deere & Company	22,069	8,512,896
Dover Corp.	11,715	2,179,341
Fortive Corp.	30,025	2,233,860
IDEX Corp.	6,449	1,331,590
Illinois Tool Works, Inc.	23,136	5,857,572
Ingersoll Rand, Inc.	34,376	3,143,685
Nordson Corp.	4,637	1,189,669
Otis Worldwide Corp.	34,448	3,261,881
PACCAR, Inc.	44,691	4,298,380
Parker-Hannifin Corp.	10,953	6,573,991
Pentair PLC	14,152	1,255,141
Snap-on, Inc.	4,488	1,273,425
Stanley Black & Decker, Inc.	13,124	1,343,373
Wabtec Corp.	15,028	2,548,298
Xylem, Inc.	20,677	2,843,708
		66,339,339
Passenger airlines – 0.1%
American Airlines Group, Inc. (A)	56,065	595,410
Delta Air Lines, Inc.	55,054	2,339,244
Southwest Airlines Company	50,965	1,473,908
United Airlines Holdings, Inc. (A)	28,076	1,236,467
		5,645,029
Professional services – 0.6%
Automatic Data Processing, Inc.	34,875	9,622,361
Broadridge Financial Solutions, Inc.	10,071	2,143,713
Dayforce, Inc. (A)(B)	13,490	771,223
Equifax, Inc.	10,531	3,234,386
Jacobs Solutions, Inc.	10,657	1,607,928
Leidos Holdings, Inc.	11,510	1,824,450
Paychex, Inc.	27,302	3,582,022
Paycom Software, Inc.	4,106	668,375

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Verisk Analytics, Inc.	12,158	$3,316,946
		26,771,404
Trading companies and distributors – 0.2%
Fastenal Company	48,814	3,333,020
United Rentals, Inc.	5,673	4,205,168
W.W. Grainger, Inc.	3,726	3,669,812
		11,208,000
		341,947,204
Information technology – 29.6%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	23,140	8,177,213
Cisco Systems, Inc.	369,126	18,655,628
F5, Inc. (A)	5,353	1,087,462
Juniper Networks, Inc.	29,679	1,153,920
Motorola Solutions, Inc.	15,206	6,721,660
		35,795,883
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	109,470	7,383,752
CDW Corp.	12,254	2,764,993
Corning, Inc.	70,294	2,941,804
Jabil, Inc.	11,012	1,203,391
Keysight Technologies, Inc. (A)	15,919	2,453,436
TE Connectivity, Ltd.	27,904	4,286,054
Teledyne Technologies, Inc. (A)	4,320	1,869,696
Trimble, Inc. (A)	22,239	1,260,729
Zebra Technologies Corp., Class A (A)	4,685	1,618,105
		25,781,960
IT services – 1.1%
Accenture PLC, Class A	57,313	19,598,180
Akamai Technologies, Inc. (A)	13,897	1,415,270
Cognizant Technology Solutions Corp., Class A	45,320	3,524,536
EPAM Systems, Inc. (A)	5,293	1,062,623
Gartner, Inc. (A)	7,074	3,480,125
GoDaddy, Inc., Class A (A)	12,841	2,149,712
IBM Corp.	83,735	16,925,356
VeriSign, Inc. (A)	7,889	1,450,787
		49,606,589
Semiconductors and semiconductor equipment – 10.5%
Advanced Micro Devices, Inc. (A)	147,344	21,889,425
Analog Devices, Inc.	45,206	10,616,177
Applied Materials, Inc.	75,747	14,941,853
Broadcom, Inc.	397,094	64,654,845
Enphase Energy, Inc. (A)	12,396	1,500,412
First Solar, Inc. (A)	9,763	2,219,813
Intel Corp.	388,046	8,552,534
KLA Corp.	12,273	10,056,864
Lam Research Corp.	11,918	9,784,797
Microchip Technology, Inc.	49,284	4,049,173
Micron Technology, Inc.	100,951	9,715,524
Monolithic Power Systems, Inc.	4,436	4,146,240
NVIDIA Corp.	2,242,353	267,669,678
NXP Semiconductors NV	23,313	5,976,521
ON Semiconductor Corp. (A)	39,191	3,051,803
Qorvo, Inc. (A)	8,808	1,020,759
Qualcomm, Inc.	101,920	17,866,576
Skyworks Solutions, Inc.	14,625	1,602,754
Teradyne, Inc.	14,247	1,947,992
Texas Instruments, Inc.	82,994	17,788,934
		479,052,674
Software – 9.7%
Adobe, Inc. (A)	40,840	23,458,904
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ANSYS, Inc. (A)	7,953	$2,556,253
Autodesk, Inc. (A)	19,508	5,040,867
Cadence Design Systems, Inc. (A)	24,812	6,672,691
Crowdstrike Holdings, Inc., Class A (A)	21,026	5,830,089
Fair Isaac Corp. (A)	2,252	3,896,568
Fortinet, Inc. (A)	57,807	4,434,375
Gen Digital, Inc.	50,278	1,330,356
Intuit, Inc.	25,524	16,086,756
Microsoft Corp.	677,527	282,623,612
Oracle Corp.	145,334	20,534,241
Palo Alto Networks, Inc. (A)	29,457	10,684,643
PTC, Inc. (A)	10,914	1,954,588
Roper Technologies, Inc.	9,756	5,408,824
Salesforce, Inc.	88,533	22,389,996
ServiceNow, Inc. (A)	18,687	15,977,385
Synopsys, Inc. (A)	13,908	7,226,319
Tyler Technologies, Inc. (A)	3,872	2,276,233
		438,382,700
Technology hardware, storage and peripherals – 6.9%
Apple, Inc.	1,313,973	300,899,810
Hewlett Packard Enterprise Company	118,526	2,295,849
HP, Inc.	78,641	2,845,231
NetApp, Inc.	18,798	2,269,295
Seagate Technology Holdings PLC	17,815	1,773,483
Super Micro Computer, Inc. (A)	4,591	2,009,481
Western Digital Corp. (A)	29,797	1,954,385
		314,047,534
		1,342,667,340
Materials – 1.8%
Chemicals – 1.2%
Air Products & Chemicals, Inc.	17,380	4,846,413
Albemarle Corp. (B)	9,193	829,668
Celanese Corp.	7,870	1,027,822
CF Industries Holdings, Inc.	14,285	1,186,941
Corteva, Inc.	54,495	3,122,564
Dow, Inc.	54,973	2,945,453
DuPont de Nemours, Inc.	32,668	2,752,279
Eastman Chemical Company	9,177	939,449
Ecolab, Inc.	19,874	5,031,699
FMC Corp.	9,784	631,851
International Flavors & Fragrances, Inc.	19,970	2,076,680
Linde PLC	37,582	17,973,592
LyondellBasell Industries NV, Class A	20,127	1,986,535
PPG Industries, Inc.	18,390	2,385,735
The Mosaic Company	25,181	719,421
The Sherwin-Williams Company	18,239	6,736,939
		55,193,041
Construction materials – 0.1%
Martin Marietta Materials, Inc.	4,822	2,575,720
Vulcan Materials Company	10,344	2,536,452
		5,112,172
Containers and packaging – 0.2%
Amcor PLC	112,960	1,292,262
Avery Dennison Corp.	6,304	1,398,542
Ball Corp.	24,267	1,548,477
International Paper Company	27,127	1,313,489
Packaging Corp. of America	6,971	1,460,703
Smurfit WestRock PLC	40,610	1,925,726
		8,939,199
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	112,326	4,973,795
Newmont Corp.	90,169	4,814,123
Nucor Corp.	18,733	2,845,730

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Steel Dynamics, Inc.	11,559	$1,381,416
		14,015,064
		83,259,476
Real estate – 2.4%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	15,214	1,819,138
Healthpeak Properties, Inc.	68,153	1,518,449
Ventas, Inc.	39,158	2,432,103
Welltower, Inc.	57,857	6,982,183
		12,751,873
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	68,156	1,206,361
Industrial REITs – 0.3%
Prologis, Inc.	89,582	11,450,371
Office REITs – 0.0%
BXP, Inc.	13,974	1,051,124
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	29,181	3,359,900
CoStar Group, Inc. (A)	39,529	3,055,592
		6,415,492
Residential REITs – 0.3%
AvalonBay Communities, Inc.	13,747	3,103,110
Camden Property Trust	10,305	1,290,186
Equity Residential	33,378	2,499,345
Essex Property Trust, Inc.	6,211	1,874,418
Invitation Homes, Inc.	55,745	2,053,646
Mid-America Apartment Communities, Inc.	11,292	1,833,482
UDR, Inc.	29,335	1,305,701
		13,959,888
Retail REITs – 0.3%
Federal Realty Investment Trust	7,208	828,920
Kimco Realty Corp.	64,490	1,500,037
Realty Income Corp.	84,288	5,235,128
Regency Centers Corp.	15,929	1,157,879
Simon Property Group, Inc.	31,552	5,280,227
		14,002,191
Specialized REITs – 1.0%
American Tower Corp.	45,196	10,126,616
Crown Castle, Inc.	42,064	4,712,009
Digital Realty Trust, Inc.	31,402	4,760,857
Equinix, Inc.	9,182	7,661,094
Extra Space Storage, Inc.	20,480	3,624,960
Iron Mountain, Inc.	28,376	3,213,866
Public Storage	15,302	5,259,603
SBA Communications Corp.	10,400	2,357,264
VICI Properties, Inc.	100,962	3,380,208
Weyerhaeuser Company	70,486	2,149,118
		47,245,595
		108,082,895
Utilities – 2.8%
Electric utilities – 1.8%
Alliant Energy Corp.	28,037	1,633,716
American Electric Power Company, Inc.	57,693	5,785,454
Constellation Energy Corp.	34,493	6,784,773
Duke Energy Corp.	84,461	9,624,331
Edison International	42,116	3,665,355
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Entergy Corp.	23,368	$2,820,284
Evergy, Inc.	25,204	1,490,565
Eversource Energy	38,533	2,602,133
Exelon Corp.	109,466	4,169,560
FirstEnergy Corp.	56,688	2,489,737
NextEra Energy, Inc.	224,843	18,102,110
NRG Energy, Inc.	22,795	1,937,803
PG&E Corp.	233,856	4,606,963
Pinnacle West Capital Corp.	12,434	1,088,224
PPL Corp.	80,713	2,575,552
The Southern Company	119,645	10,337,328
Xcel Energy, Inc.	60,843	3,725,417
		83,439,305
Gas utilities – 0.1%
Atmos Energy Corp.	16,508	2,158,256
Independent power and renewable electricity producers – 0.1%
The AES Corp.	77,879	1,334,067
Vistra Corp.	35,742	3,053,439
		4,387,506
Multi-utilities – 0.7%
Ameren Corp.	29,204	2,409,622
CenterPoint Energy, Inc.	70,028	1,911,764
CMS Energy Corp.	32,697	2,218,818
Consolidated Edison, Inc.	37,866	3,845,671
Dominion Energy, Inc.	91,727	5,127,539
DTE Energy Company	22,665	2,833,578
NiSource, Inc.	49,078	1,622,519
Public Service Enterprise Group, Inc.	54,492	4,400,229
Sempra	69,243	5,690,390
WEC Energy Group, Inc.	34,576	3,216,605
		33,276,735
Water utilities – 0.1%
American Water Works Company, Inc.	21,318	3,051,032
		126,312,834
TOTAL COMMON STOCKS (Cost $3,252,796,933)		$4,308,051,967
SHORT-TERM INVESTMENTS – 4.8%
Short-term funds – 4.8%
John Hancock Collateral Trust, 5.2747% (D)(E)	21,747,773	217,469,027
TOTAL SHORT-TERM INVESTMENTS (Cost $217,449,818)		$217,469,027
Total Investments (U.S. Sector Rotation Fund) (Cost $3,470,246,751) – 99.6%		$4,525,520,994
Other assets and liabilities, net – 0.4%		17,339,870
TOTAL NET ASSETS – 100.0%		$4,542,860,864
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-24.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 8-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,028,172.

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	833	Long	Sep 2024	$231,235,733	$235,780,650	$4,544,917
						$4,544,917

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II
Portfolio of Investments — August 31, 2024 (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 8-31-24:
Health Sciences Fund
United States	88.1%
United Kingdom	3.3%
Netherlands	2.9%
Denmark	2.0%
Other countries	3.7%
TOTAL	100.0%
High Yield Fund
United States	74.8%
Cayman Islands	7.2%
Canada	5.8%
France	2.0%
United Kingdom	1.3%
Bermuda	1.2%
Netherlands	1.0%
Other countries	6.7%
TOTAL	100.0%
The following funds had the following sector composition as a percentage of net assets on 8-31-24:
International Strategic Equity Allocation Fund
Financials	21.6%
Industrials	13.5%
Information technology	13.2%
Consumer discretionary	10.8%
Health care	10.0%
Consumer staples	7.2%
Materials	6.8%
Energy	5.3%
Communication services	5.2%
Utilities	3.2%
Real estate	1.7%
Short-term investments and other	1.5%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II
Statements of assets and liabilities — August 31, 2024

Assets	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Health Sciences Fund
Unaffiliated investments, at value (including securities loaned)	$1,732,063,594	$1,172,065,187	$1,963,558,608	$234,648,228
Affiliated investments, at value	—	4,456,613	132,246	—
Total investments, at value	1,732,063,594	1,176,521,800	1,963,690,854	234,648,228
Foreign currency, at value	—	484,055	—	5,861
Dividends and interest receivable	976,985	4,233,606	10,688,542	206,557
Receivable for fund shares sold	57,250	61,270	87,425	6,283
Receivable for investments sold	—	1,878,384	14,640,052	123,675
Receivable for delayed delivery securities sold	—	—	50,817,940	—
Receivable for securities lending income	1,621	1,063	64	—
Other assets	51,664	38,384	60,701	11,393
Total assets	1,733,151,114	1,183,218,562	2,039,985,578	235,001,997
Liabilities
Written options, at value	—	6,430,749	—	—
Payable for collateral on sale commitments	—	—	80,000	—
Payable for investments purchased	2,674,794	4,855,580	50,617,929	58,825
Payable for delayed delivery securities purchased	—	—	171,155,224	—
Payable for fund shares repurchased	562,930	503,276	239,407	193,350
Payable upon return of securities loaned	—	4,455,723	132,459	—
Payable to affiliates
Accounting and legal services fees	55,173	37,567	58,552	7,673
Trustees' fees	1,637	1,109	1,708	228
Other liabilities and accrued expenses	167,335	146,931	201,776	95,526
Total liabilities	3,461,869	16,430,935	222,487,055	355,602
Net assets	$1,729,689,245	$1,166,787,627	$1,817,498,523	$234,646,395
Net assets consist of
Paid-in capital	$463,218,358	$904,915,390	$2,056,231,159	$112,222,504
Total distributable earnings (loss)	1,266,470,887	261,872,237	(238,732,636)	122,423,891
Net assets	$1,729,689,245	$1,166,787,627	$1,817,498,523	$234,646,395
Unaffiliated investments, including repurchase agreements, at cost	$701,479,851	$995,186,516	$1,959,095,745	$145,890,850
Affiliated investments, at cost	—	$4,455,051	$132,202	—
Foreign currency, at cost	—	$473,417	—	$5,973
Premiums received on written options	—	$3,786,754	—	—
Securities loaned, at value	—	$4,367,852	$129,555	—
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$683,399,576	—	$126,393,331	—
Shares outstanding	41,261,895	—	11,275,726	—
Net asset value, offering price and redemption price per share	$16.56	—	$11.21	—
Class NAV
Net assets	$1,046,289,669	$1,166,787,627	$1,691,105,192	$234,646,395
Shares outstanding	62,534,941	114,867,268	151,150,522	42,878,758
Net asset value, offering price and redemption price per share	$16.73	$10.16	$11.19	$5.47
The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II
Statements of assets and liabilities — August 31, 2024

Assets	High Yield Fund	International Strategic Equity Allocation Fund	Mid Value Fund	Science & Technology Fund
Unaffiliated investments, at value (including securities loaned)	$195,802,863	$3,710,885,028	$1,486,140,505	$181,087,357
Affiliated investments, at value	4,778,907	34,344,564	29,968,394	—
Total investments, at value	200,581,770	3,745,229,592	1,516,108,899	181,087,357
Receivable for centrally cleared swaps	1,803,865	—	—	—
Unrealized appreciation on forward foreign currency contracts	31,566	—	—	—
Receivable for futures variation margin	—	1,402,714	—	—
Cash	64,173	148,993	—	190
Foreign currency, at value	—	4,979,500	256	10,318
Collateral held at broker for futures contracts	199,475	3,421,000	—	—
Dividends and interest receivable	3,276,741	13,435,439	2,489,525	107,315
Receivable for fund shares sold	—	—	—	5,702
Receivable for investments sold	440,642	—	15,800,888	215,648
Receivable for securities lending income	5,197	31,512	74,118	2
Other assets	6,373	145,579	45,706	6,771
Total assets	206,409,802	3,768,794,329	1,534,519,392	181,433,303
Liabilities
Unrealized depreciation on forward foreign currency contracts	13,407	—	—	—
Payable for futures variation margin	23,793	—	—	—
Foreign capital gains tax payable	—	11,488,214	—	—
Payable for investments purchased	1,222,392	—	6,069,465	7,252
Payable for fund shares repurchased	256,533	1,960,691	2,485,313	59,633
Payable upon return of securities loaned	4,778,565	34,333,144	29,973,656	—
Payable to affiliates
Accounting and legal services fees	6,357	118,569	47,237	5,673
Trustees' fees	185	3,485	1,394	167
Other liabilities and accrued expenses	115,331	554,894	153,897	77,749
Total liabilities	6,416,563	48,458,997	38,730,962	150,474
Net assets	$199,993,239	$3,720,335,332	$1,495,788,430	$181,282,829
Net assets consist of
Paid-in capital	$335,178,880	$3,481,630,897	$961,261,743	$120,502,587
Total distributable earnings (loss)	(135,185,641)	238,704,435	534,526,687	60,780,242
Net assets	$199,993,239	$3,720,335,332	$1,495,788,430	$181,282,829
Unaffiliated investments, including repurchase agreements, at cost	$216,699,476	$3,250,876,591	$1,164,274,421	$148,344,520
Affiliated investments, at cost	$4,779,318	$34,341,200	$29,958,559	—
Foreign currency, at cost	—	$4,933,864	$253	$10,108
Collateral held at broker for centrally cleared swaps	$1,799,397	—	—	—
Securities loaned, at value	$4,605,363	$32,383,297	$29,350,005	—
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$199,993,239	—	—	—
Shares outstanding	27,927,871	—	—	—
Net asset value, offering price and redemption price per share	$7.16	—	—	—
Class NAV
Net assets	—	$3,720,335,332	$1,495,788,430	$181,282,829
Shares outstanding	—	353,269,503	81,237,810	83,132,902
Net asset value, offering price and redemption price per share	—	$10.53	$18.41	$2.18
The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II
Statements of assets and liabilities — August 31, 2024

Assets	U.S. Sector Rotation Fund
Unaffiliated investments, at value (including securities loaned)	$4,308,051,967
Affiliated investments, at value	217,469,027
Total investments, at value	4,525,520,994
Receivable for futures variation margin	2,113,560
Cash	35,027
Collateral held at broker for futures contracts	12,044,600
Dividends and interest receivable	5,854,847
Receivable for fund shares sold	867,239
Receivable for securities lending income	351
Other assets	124,900
Total assets	4,546,561,518
Liabilities
Payable for fund shares repurchased	1,202,498
Payable upon return of securities loaned	2,028,112
Payable to affiliates
Accounting and legal services fees	139,996
Trustees' fees	4,097
Other liabilities and accrued expenses	325,951
Total liabilities	3,700,654
Net assets	$4,542,860,864
Net assets consist of
Paid-in capital	$3,647,954,690
Total distributable earnings (loss)	894,906,174
Net assets	$4,542,860,864
Unaffiliated investments, including repurchase agreements, at cost	$3,252,796,933
Affiliated investments, at cost	$217,449,818
Securities loaned, at value	$1,984,146
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class NAV
Net assets	$4,542,860,864
Shares outstanding	378,987,856
Net asset value, offering price and redemption price per share	$11.99
The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II
Statements of operations — For the year ended August 31, 2024

Investment income	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Health Sciences Fund
Dividends	$9,088,884	$11,427,560	$3,258,263	$1,791,509
Interest	1,644	24,640,290	80,649,652	4,380
Securities lending	39,897	14,119	1,878	—
Less foreign taxes withheld	(204,651)	(143,264)	—	(15,374)
Total investment income	8,925,774	35,938,705	83,909,793	1,780,515
Expenses
Investment management fees	11,495,556	9,708,327	10,246,767	2,362,180
Distribution and service fees	321,644	—	60,183	—
Accounting and legal services fees	320,568	231,346	352,158	51,380
Trustees' fees	37,188	27,300	41,603	6,517
Custodian fees	194,292	144,179	212,227	42,214
Printing and postage	15,787	15,369	16,130	12,948
Professional fees	94,569	94,333	123,463	83,681
Other	90,039	39,468	48,132	20,242
Total expenses	12,569,643	10,260,322	11,100,663	2,579,162
Less expense reductions	(127,311)	(534,002)	(138,475)	(139,195)
Net expenses	12,442,332	9,726,320	10,962,188	2,439,967
Net investment income (loss)	(3,516,558)	26,212,385	72,947,605	(659,452)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	294,528,134	94,383,473	(39,585,759)	41,091,868
Affiliated investments	2,872	3,585	(257)	—
Realized loss on investments not meeting investment restrictions	—	—	(10,228)	—
Reimbursement from subadvisor for loss on investments not meeting investment restrictions	—	—	10,228	—
Written options	—	4,496,189	—	—
	294,531,006	98,883,247	(39,586,016)	41,091,868
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	175,812,174	53,721,964	91,701,260	10,149,598
Affiliated investments	—	776	44	—
Written options	—	(3,694,224)	—	—
	175,812,174	50,028,516	91,701,304	10,149,598
Net realized and unrealized gain (loss)	470,343,180	148,911,763	52,115,288	51,241,466
Increase in net assets from operations	$466,826,622	$175,124,148	$125,062,893	$50,582,014
The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II
Statements of operations — For the year ended August 31, 2024

Investment income	High Yield Fund	International Strategic Equity Allocation Fund	Mid Value Fund	Science & Technology Fund
Dividends	$220,384	$107,865,361	$27,787,616	$1,104,300
Interest	15,594,615	7,039,575	403,814	466
Securities lending	19,857	685,248	429,266	22,938
Less foreign taxes withheld	—	(11,479,522)	(186,881)	(16,746)
Total investment income	15,834,856	104,110,662	28,433,815	1,110,958
Expenses
Investment management fees	1,366,168	22,444,035	12,569,392	1,842,087
Distribution and service fees	97,583	—	—	—
Accounting and legal services fees	38,722	696,987	284,382	38,679
Trustees' fees	4,973	86,554	33,365	5,183
Custodian fees	37,750	1,384,914	170,543	40,297
Printing and postage	12,989	22,649	15,667	13,825
Professional fees	101,888	208,551	93,239	92,376
Other	15,752	110,795	47,657	20,813
Total expenses	1,675,825	24,954,485	13,214,245	2,053,260
Less expense reductions	(15,195)	(5,037,852)	(719,851)	(111,163)
Net expenses	1,660,630	19,916,633	12,494,394	1,942,097
Net investment income (loss)	14,174,226	84,194,029	15,939,421	(831,139)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(3,722,897)	(56,995,088)	226,549,929	51,574,428
Affiliated investments	753	17,979	9,262	269
Futures contracts	186,913	14,927,398	—	—
Forward foreign currency contracts	11,611	—	—	—
Swap contracts	362,410	—	—	—
	(3,161,210)	(42,049,711)	226,559,191	51,574,697
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	10,682,748	532,652,377[1]	68,001,174	4,553,067
Affiliated investments	(411)	(1,335)	785	—
Futures contracts	(115,458)	2,009,522	—	—
Forward foreign currency contracts	20,151	—	—	—
Swap contracts	180,868	—	—	—
	10,767,898	534,660,564	68,001,959	4,553,067
Net realized and unrealized gain (loss)	7,606,688	492,610,853	294,561,150	56,127,764
Increase in net assets from operations	$21,780,914	$576,804,882	$310,500,571	$55,296,625
[1] Net of $8,929,995 increase in deferred foreign withholding taxes.
The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II
Statements of operations — For the year ended August 31, 2024

Investment income	U.S. Sector Rotation Fund
Dividends	$51,984,687
Income distributions received from affiliated investments	8,180,714
Interest	422,392
Securities lending	20,952
Less foreign taxes withheld	(15,026)
Total investment income	60,593,719
Expenses
Investment management fees	23,996,726
Accounting and legal services fees	743,058
Trustees' fees	85,782
Custodian fees	392,183
Printing and postage	24,006
Professional fees	183,544
Other	88,780
Total expenses	25,514,079
Less expense reductions	(5,450,554)
Net expenses	20,063,525
Net investment income	40,530,194
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	156,652,062
Affiliated investments	41,872
Futures contracts	27,514,829
184,208,763
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	686,101,750
Affiliated investments	7,218
Futures contracts	3,981,321
690,090,289
Net realized and unrealized gain (loss)	874,299,052
Increase in net assets from operations	$914,829,246
The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II
Statements of changes in net assets

	Capital Appreciation Fund		Capital Appreciation Value Fund		Core Bond Fund
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(3,516,558)	$(1,321,233)	$26,212,385	$25,806,962	$72,947,605	$54,379,630
Net realized gain (loss)	294,531,006	108,589,252	98,883,247	3,851,121	(39,586,016)	(107,522,594)
Change in net unrealized appreciation (depreciation)	175,812,174	209,275,497	50,028,516	99,666,462	91,701,304	35,339,323
Increase (decrease) in net assets resulting from operations	466,826,622	316,543,516	175,124,148	129,324,545	125,062,893	(17,803,641)
Distributions to shareholders
From earnings
Class 1	(33,415,811)	(51,623,538)	—	—	(4,872,865)	(4,071,085)
Class NAV	(52,847,349)	(87,259,196)	(46,300,731)	(152,535,808)	(67,652,523)	(49,179,048)
Total distributions	(86,263,160)	(138,882,734)	(46,300,731)	(152,535,808)	(72,525,388)	(53,250,133)
From fund share transactions
From fund share transactions	(132,055,186)	(82,482,263)	(122,466,865)	(69,593,451)	(32,979,041)	257,099,119
Total increase (decrease)	248,508,276	95,178,519	6,356,552	(92,804,714)	19,558,464	186,045,345
Net assets
Beginning of year	1,481,180,969	1,386,002,450	1,160,431,075	1,253,235,789	1,797,940,059	1,611,894,714
End of year	$1,729,689,245	$1,481,180,969	$1,166,787,627	$1,160,431,075	$1,817,498,523	$1,797,940,059
	Health Sciences Fund		High Yield Fund		International Strategic Equity Allocation Fund
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(659,452)	$(713,888)	$14,174,226	$13,572,545	$84,194,029	$109,319,839
Net realized gain (loss)	41,091,868	15,917,926	(3,161,210)	(13,740,720)	(42,049,711)	(57,751,981)
Change in net unrealized appreciation (depreciation)	10,149,598	(663,056)	10,767,898	12,412,754	534,660,564	427,718,476
Increase in net assets resulting from operations	50,582,014	14,540,982	21,780,914	12,244,579	576,804,882	479,286,334
Distributions to shareholders
From earnings
Class 1	—	—	(13,940,110)	(13,372,984)	—	—
Class NAV	(18,320,567)	(8,653,037)	—	—	(113,368,383)	(92,213,840)
Total distributions	(18,320,567)	(8,653,037)	(13,940,110)	(13,372,984)	(113,368,383)	(92,213,840)
From fund share transactions
From fund share transactions	(62,872,540)	(57,564,224)	362,687	(14,977,008)	(145,396,436)	(947,029,848)
Total increase (decrease)	(30,611,093)	(51,676,279)	8,203,491	(16,105,413)	318,040,063	(559,957,354)
Net assets
Beginning of year	265,257,488	316,933,767	191,789,748	207,895,161	3,402,295,269	3,962,252,623
End of year	$234,646,395	$265,257,488	$199,993,239	$191,789,748	$3,720,335,332	$3,402,295,269
The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II
Statements of changes in net assets

	Mid Value Fund		Science & Technology Fund		U.S. Sector Rotation Fund
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$15,939,421	$16,586,490	$(831,139)	$(522,295)	$40,530,194	$52,938,071
Net realized gain (loss)	226,559,191	140,940,560	51,574,697	5,549,383	184,208,763	(106,841,197)
Change in net unrealized appreciation (depreciation)	68,001,959	31,101,144	4,553,067	39,077,536	690,090,289	668,402,835
Increase in net assets resulting from operations	310,500,571	188,628,194	55,296,625	44,104,624	914,829,246	614,499,709
Distributions to shareholders
From earnings
Class NAV	(134,654,931)	(228,179,709)	—	(18,119,628)	(46,221,874)	(117,724,841)
Total distributions	(134,654,931)	(228,179,709)	—	(18,119,628)	(46,221,874)	(117,724,841)
From fund share transactions
From fund share transactions	(117,889,933)	100,795,139	(77,770,436)	23,622,210	489,697,414	(1,723,680,714)
Total increase (decrease)	57,955,707	61,243,624	(22,473,811)	49,607,206	1,358,304,786	(1,226,905,846)
Net assets
Beginning of year	1,437,832,723	1,376,589,099	203,756,640	154,149,434	3,184,556,078	4,411,461,924
End of year	$1,495,788,430	$1,437,832,723	$181,282,829	$203,756,640	$4,542,860,864	$3,184,556,078
The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Fund
Class 1
08-31-2024	13.19	(0.04)	4.19	4.15	—	(0.78)	(0.78)	16.56	32.71	0.80	0.79	(0.25)	683	34
08-31-2023	11.86	(0.01)	2.56	2.55	—	(1.22)	(1.22)	13.19	25.42	0.81	0.80	(0.13)	586	30
08-31-2022	24.06	(0.06)	(5.69)	(5.75)	—	(6.45)	(6.45)	11.86	(31.48)	0.79	0.79	(0.36)	538	36
08-31-2021	23.01	(0.10)	5.14	5.04	—	(3.99)	(3.99)	24.06	24.71	0.79	0.78	(0.46)	908	45
08-31-2020	15.66	(0.04)	9.09	9.05	—	(1.70)	(1.70)	23.01	62.93	0.80	0.79	(0.23)	810	47
Class NAV
08-31-2024	13.31	(0.03)	4.23	4.20	—	(0.78)	(0.78)	16.73	32.79	0.75	0.74	(0.20)	1,046	34
08-31-2023	11.95	(0.01)	2.59	2.58	—	(1.22)	(1.22)	13.31	25.49	0.76	0.75	(0.08)	895	30
08-31-2022	24.18	(0.05)	(5.73)	(5.78)	—	(6.45)	(6.45)	11.95	(31.44)	0.74	0.74	(0.29)	848	36
08-31-2021	23.10	(0.09)	5.16	5.07	—	(3.99)	(3.99)	24.18	24.75	0.74	0.73	(0.41)	1,229	45
08-31-2020	15.71	(0.03)	9.12	9.09	—[3]	(1.70)	(1.70)	23.10	63.00	0.75	0.74	(0.18)	1,373	47
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
Capital Appreciation Value Fund
Class NAV
08-31-2024	9.10	0.21	1.22	1.43	(0.21)	(0.16)	(0.37)	10.16	16.22	0.88	0.83	2.24	1,167	74
08-31-2023	9.36	0.19	0.72	0.91	(0.14)	(1.03)	(1.17)	9.10	11.38	0.88	0.84	2.14	1,160	88
08-31-2022	12.56	0.11	(0.84)	(0.73)	(0.13)	(2.34)	(2.47)	9.36	(7.56)	0.87	0.82	1.01	1,253	73
08-31-2021	11.92	0.12	2.63	2.75	(0.14)	(1.97)	(2.11)	12.56	25.84	0.86	0.82	0.98	1,396	57
08-31-2020	11.75	0.14	1.33	1.47	(0.20)	(1.10)	(1.30)	11.92	13.38	0.87	0.83	1.20	1,442	79
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Core Bond Fund
Class 1
08-31-2024	10.87	0.44	0.34	0.78	(0.44)	—	(0.44)	11.21	7.39	0.67	0.66	4.06	126	237
08-31-2023	11.35	0.35	(0.48)	(0.13)	(0.35)	—	(0.35)	10.87	(1.11)	0.68	0.67	3.19	119	238
08-31-2022	13.19	0.16	(1.76)	(1.60)	(0.24)	—	(0.24)	11.35	(12.33)	0.67	0.66	1.32	134	262
08-31-2021	13.96	0.11	(0.08)	0.03	(0.22)	(0.58)	(0.80)	13.19	0.17	0.66	0.65	0.84	185	310
08-31-2020	13.50	0.23	0.66	0.89	(0.31)	(0.12)	(0.43)	13.96	6.76	0.66	0.65	1.73	207	347
Class NAV
08-31-2024	10.86	0.44	0.34	0.78	(0.45)	—	(0.45)	11.19	7.36	0.62	0.61	4.11	1,691	237
08-31-2023	11.33	0.36	(0.47)	(0.11)	(0.36)	—	(0.36)	10.86	(0.97)	0.63	0.62	3.26	1,679	238
08-31-2022	13.17	0.17	(1.77)	(1.60)	(0.24)	—	(0.24)	11.33	(12.30)	0.62	0.61	1.41	1,478	262
08-31-2021	13.94	0.12	(0.08)	0.04	(0.23)	(0.58)	(0.81)	13.17	0.22	0.61	0.60	0.89	1,604	310
08-31-2020	13.47	0.24	0.66	0.90	(0.31)	(0.12)	(0.43)	13.94	6.90	0.61	0.60	1.81	2,507	347
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Health Sciences Fund
Class NAV
08-31-2024	4.83	(0.01)	0.99	0.98	—	(0.34)	(0.34)	5.47	21.57	1.00	0.94	(0.25)	235	49
08-31-2023	4.75	(0.01)	0.23	0.22	—	(0.14)	(0.14)	4.83	4.65	1.00	0.95	(0.24)	265	36
08-31-2022	6.91	(0.02)	(1.22)	(1.24)	—	(0.92)	(0.92)	4.75	(19.99)	1.03	0.97	(0.32)	317	30
08-31-2021	5.60	(0.02)	1.71	1.69	—	(0.38)	(0.38)	6.91	31.27	1.02	0.97	(0.38)	427	35
08-31-2020	4.53	(0.01)	1.27	1.26	—	(0.19)	(0.19)	5.60	28.39	1.11	1.05	(0.28)	428	47
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
High Yield Fund
Class 1
08-31-2024	6.89	0.50	0.27	0.77	(0.50)	—	(0.50)	7.16	11.65	0.86	0.85	7.26	200	47
08-31-2023	6.91	0.47	(0.02)	0.45	(0.47)	—	(0.47)	6.89	6.91	0.87	0.86	7.03	192	31
08-31-2022	8.31	0.41	(1.39)	(0.98)	(0.42)	—	(0.42)	6.91	(12.21)	0.84	0.83	5.30	208	43
08-31-2021	7.86	0.40	0.46	0.86	(0.41)	—	(0.41)	8.31	11.30	0.84	0.83	4.91	279	82
08-31-2020	8.04	0.43	(0.14)	0.29	(0.47)	—	(0.47)	7.86	4.01	0.85	0.84	5.54	202	81
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Strategic Equity Allocation Fund
Class NAV
08-31-2024	9.27	0.23	1.34	1.57	(0.31)	—	(0.31)	10.53	17.32	0.71	0.56	2.38	3,720	35
08-31-2023	8.54	0.24	0.69	0.93	(0.20)	—	(0.20)	9.27	11.14	0.70	0.56	2.71	3,402	33[3]
08-31-2022	11.48	0.31	(2.64)	(2.33)	(0.29)	(0.32)	(0.61)	8.54	(21.25)	0.70	0.56	3.19	3,962	78[3]
08-31-2021	9.55	0.19	1.92	2.11	(0.18)	—	(0.18)	11.48	22.25	0.69	0.56	1.81	1,729	63
08-31-2020	9.01	0.19	0.62	0.81	(0.27)	—	(0.27)	9.55	8.98	0.69	0.56	2.07	1,714	76
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Excludes in-kind transactions.
Mid Value Fund
Class NAV
08-31-2024	16.42	0.19	3.41	3.60	(0.21)	(1.40)	(1.61)	18.41	23.46	0.92	0.87	1.11	1,496	46
08-31-2023	17.35	0.19	1.83	2.02	(0.10)	(2.85)	(2.95)	16.42	13.82	0.92	0.87	1.18	1,438	55
08-31-2022	19.15	0.14	(0.35)	(0.21)	(0.15)	(1.44)	(1.59)	17.35	(1.38)	0.95	0.90	0.76	1,377	36
08-31-2021	14.91	0.13	4.70	4.83	(0.21)	(0.38)	(0.59)	19.15	33.10	0.99	0.93	0.76	1,847	41
08-31-2020	14.27	0.17	0.90	1.07	(0.26)	(0.17)	(0.43)	14.91	7.40	0.99	0.94	1.18	1,322	45
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Science & Technology Fund
Class NAV
08-31-2024	1.67	(0.01)	0.52	0.51	—	—	—	2.18	30.54	1.05	1.00	(0.43)	181	297
08-31-2023	1.38	—[3]	0.44	0.44	—	(0.15)	(0.15)	1.67	37.29	1.07	1.02	(0.35)	204	127
08-31-2022	5.53	(0.01)	(0.89)	(0.90)	—	(3.25)	(3.25)	1.38	(33.02)	1.10	1.05	(0.71)	154	124
08-31-2021	5.22	(0.03)	1.47	1.44	(0.01)	(1.12)	(1.13)	5.53	30.29	1.10	1.04	(0.57)	217	86
08-31-2020	3.87	0.02[4]	1.69	1.71	—	(0.36)	(0.36)	5.22	47.55	1.10	1.06	0.40[4]	363	116
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share. 4. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.04 and 1.00%, respectively.
U.S. Sector Rotation Fund
Class NAV
08-31-2024	9.60	0.11	2.41	2.52	(0.13)	—	(0.13)	11.99	26.51	0.67	0.53	1.07	4,543	40
08-31-2023	8.56	0.11	1.16	1.27	(0.09)	(0.14)	(0.23)	9.60	15.27	0.68	0.54	1.26	3,185	68[3]
08-31-2022	12.62	0.10	(1.22)	(1.12)	(0.11)	(2.83)	(2.94)	8.56	(12.17)	0.66	0.52	1.05	4,411	118[3]
08-31-2021	10.76	0.10	2.93	3.03	(0.17)	(1.00)	(1.17)	12.62	30.62	0.67	0.53	0.87	1,208	91
08-31-2020	9.86	0.16	1.79	1.95	(0.19)	(0.86)	(1.05)	10.76	20.74	0.67	0.54	1.63	1,295	113
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Excludes in-kind transactions.
The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II
Notes to financial statements

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, nine of which are presented in this report (the funds).
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Significant accounting policies, continued

The following is a summary of the values by input classification of the funds' investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$278,324,725	$278,324,725	—	—
Consumer discretionary	290,686,903	280,156,006	$10,530,897	—
Consumer staples	53,768,486	43,079,110	10,689,376	—
Financials	151,174,833	151,174,833	—	—
Health care	205,387,853	205,387,853	—	—
Industrials	75,658,458	75,658,458	—	—
Information technology	672,223,744	672,223,744	—	—
Short-term investments	4,838,592	4,838,592	—	—
Total investments in securities	$1,732,063,594	$1,710,843,321	$21,220,273	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$741,833,738	$741,833,738	—	—
Preferred securities	1,842,222	1,842,222	—	—
U.S. Government and Agency obligations	127,211,113	—	$127,211,113	—
Corporate bonds	129,610,141	—	129,610,141	—
Term loans	118,321,506	—	118,321,506	—
Short-term investments	57,703,080	57,703,080	—	—
Total investments in securities	$1,176,521,800	$801,379,040	$375,142,760	—
Derivatives:
Liabilities
Written options	$(6,430,749)	—	$(6,430,749)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$948,058,159	—	$948,058,159	—
Foreign government obligations	18,416,438	—	18,416,438	—
Corporate bonds	457,490,316	—	457,490,316	—
Municipal bonds	3,721,718	—	3,721,718	—
Collateralized mortgage obligations	324,940,643	—	324,940,643	—
Asset backed securities	142,060,730	—	142,060,730	—
Short-term investments	69,002,850	$69,002,850	—	—
Total investments in securities	$1,963,690,854	$69,002,850	$1,894,688,004	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Financials	$949,383	$949,383	—	—
Health care	231,785,295	228,766,901	$3,018,394	—
Materials	15,233	15,233	—	—
Preferred securities	518,335	—	518,335	—
Convertible bonds	242,107	—	242,107	—
Warrants	1,159	866	—	$293
Short-term investments	1,136,716	1,136,716	—	—
Total investments in securities	$234,648,228	$230,869,099	$3,778,836	$293

Significant accounting policies, continued

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$666,707	—	$666,707	—
Corporate bonds	166,507,974	—	166,507,974	—
Convertible bonds	1,233,011	—	1,233,011	—
Term loans	10,012,343	—	9,536,980	$475,363
Asset backed securities	15,439,605	—	15,439,605	—
Common stocks	610,683	$581,628	—	29,055
Escrow shares	48,322	—	—	48,322
Escrow certificates	25,256	—	—	25,256
Short-term investments	6,037,869	6,037,869	—	—
Total investments in securities	$200,581,770	$6,619,497	$193,384,277	$577,996
Derivatives:
Assets
Forward foreign currency contracts	$31,566	—	$31,566	—
Swap contracts	711,125	—	711,125	—
Liabilities
Futures	(38,031)	$(38,031)	—	—
Forward foreign currency contracts	(13,407)	—	(13,407)	—
Swap contracts	(263,930)	—	(263,930)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$171,157,155	—	$171,157,155	—
Austria	4,437,687	—	4,437,687	—
Belgium	19,309,850	—	19,309,850	—
Brazil	32,429,021	$32,429,021	—	—
Canada	280,434,863	280,434,863	—	—
Chile	5,109,577	3,798,778	1,310,799	—
China	230,609,088	9,310,560	221,298,528	—
Colombia	630,711	630,711	—	—
Czech Republic	1,426,706	—	1,426,706	—
Denmark	91,501,400	—	91,501,400	—
Egypt	70,017	—	70,017	—
Finland	23,049,275	—	23,049,275	—
France	241,665,181	—	241,665,181	—
Germany	193,831,337	—	193,831,337	—
Greece	380,942	—	380,942	—
Hong Kong	45,874,748	384,157	45,490,591	—
Hungary	2,551,715	—	2,551,715	—
India	224,126,255	—	224,126,255	—
Indonesia	16,731,468	—	16,731,468	—
Ireland	33,201,993	10,260,990	22,941,003	—
Israel	17,084,922	9,167,598	7,917,324	—
Italy	59,083,098	—	59,083,098	—
Japan	545,413,082	—	545,413,082	—
Jordan	587,878	—	587,878	—
Luxembourg	3,807,450	—	3,807,450	—
Macau	461,109	—	461,109	—
Malaysia	16,081,453	—	16,081,453	—
Mexico	8,142,083	8,142,083	—	—

Significant accounting policies, continued

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Netherlands	$116,698,013	—	$116,698,013	—
New Zealand	5,067,445	—	5,067,445	—
Norway	13,698,468	—	13,698,468	—
Peru	2,139,234	$2,139,234	—	—
Philippines	6,019,421	—	6,019,421	—
Poland	10,308,747	—	10,308,747	—
Portugal	3,390,124	—	3,390,124	—
Qatar	8,270,385	—	8,270,385	—
Saudi Arabia	40,572,672	—	40,572,672	—
Singapore	36,626,784	5,384,893	31,241,891	—
South Africa	29,197,028	—	29,197,028	—
South Korea	112,224,628	—	112,224,628	—
Spain	71,061,154	—	71,061,154	—
Sweden	73,404,832	—	73,404,832	—
Switzerland	256,895,069	—	256,895,069	—
Taiwan	200,797,337	—	200,797,337	—
Thailand	15,093,151	—	15,093,151	—
Turkey	7,018,109	—	7,018,109	—
United Arab Emirates	12,613,135	—	12,613,135	—
United Kingdom	336,872,647	2,111,011	334,761,636	—
United States	5,947,209	4,587,389	1,359,820	—
Preferred securities
Brazil	13,930,322	13,930,322	—	—
Chile	734,972	734,972	—	—
Colombia	572,102	572,102	—	—
Germany	8,768,929	—	8,768,929	—
South Korea	6,181,007	—	6,181,007	—
Rights	509,501	171,485	338,016	—
Warrants	242	242	—	—
Short-term investments	81,426,861	34,344,564	47,082,297	—
Total investments in securities	$3,745,229,592	$418,534,975	$3,326,694,617	—
Derivatives:
Assets
Futures	$2,906,829	$2,906,829	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$15,761,697	$15,761,697	—	—
Consumer discretionary	126,992,178	103,123,497	$23,868,681	—
Consumer staples	77,107,810	77,107,810	—	—
Energy	81,686,002	81,686,002	—	—
Financials	239,214,131	239,214,131	—	—
Health care	143,826,399	143,826,399	—	—
Industrials	264,325,330	264,325,330	—	—
Information technology	176,167,594	176,167,594	—	—
Materials	87,319,503	74,107,423	13,212,080	—
Real estate	119,641,392	119,641,392	—	—
Utilities	90,942,433	90,942,433	—	—
Convertible bonds	4,042,661	—	4,042,661	—
Short-term investments	89,081,769	89,081,769	—	—
Total investments in securities	$1,516,108,899	$1,474,985,477	$41,123,422	—

Significant accounting policies, continued

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$27,179,871	$27,155,621	$24,250	—
Consumer discretionary	1,490,485	1,490,485	—	—
Financials	1,829,666	1,829,666	—	—
Health care	1,093,857	1,093,857	—	—
Industrials	1,195,184	1,195,184	—	—
Information technology	146,636,736	146,168,908	467,828	—
Real estate	788,535	788,535	—	—
Short-term investments	873,023	873,023	—	—
Total investments in securities	$181,087,357	$180,595,279	$492,078	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$382,270,315	$382,270,315	—	—
Consumer discretionary	397,383,850	397,375,239	$8,611	—
Consumer staples	258,512,474	258,512,474	—	—
Energy	148,767,436	148,767,436	—	—
Financials	586,195,015	586,195,015	—	—
Health care	532,653,128	532,551,519	—	$101,609
Industrials	341,947,204	341,947,204	—	—
Information technology	1,342,667,340	1,342,667,340	—	—
Materials	83,259,476	83,259,476	—	—
Real estate	108,082,895	108,082,895	—	—
Utilities	126,312,834	126,312,834	—	—
Short-term investments	217,469,027	217,469,027	—	—
Total investments in securities	$4,525,520,994	$4,525,410,774	$8,611	$101,609
Derivatives:
Assets
Futures	$4,544,917	$4,544,917	—	—
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
When-issued/delayed-delivery securities. The funds may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date. As a result, the following funds have paid (received) cash collateral to (from) certain counterparties to these transactions, which is recorded as Cash collateral at broker for sale commitments (Payable for collateral on sale commitments) in the Statements of assets and liabilities, as follows:
Fund	Counterparty	Collateral Paid/ (Received)
Core Bond Fund	Goldman Sachs Group, Inc	$(20,000)
	Wells Fargo & Company	(60,000)
	Total	$(80,000)

Significant accounting policies, continued

Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The funds' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The funds' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the funds' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the funds and, if the funds' exposure to such investments is substantial, it could impair the funds' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the funds may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At August 31, 2024, Capital Appreciation Value Fund had $223,890, in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
During the year ended August 31, 2024, Core Bond Fund realized a loss of $10,228 on the disposal of investments not meeting the fund’s investment guidelines, which was reimbursed by the subadvisor.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Significant accounting policies, continued

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at August 31, 2024:
Fund	Market value of securities on loan	Cash collateral received
Capital Appreciation Value Fund	$4,367,852	$4,455,723
Core Bond Fund	129,555	132,459
High Yield Fund	4,605,363	4,778,565
International Strategic Equity Allocation Fund	32,383,297	34,333,144
Mid Value Fund	29,350,005	29,973,656
U.S. Sector Rotation Fund	1,984,146	2,028,112
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2024, the funds had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2024 were as follows:
Fund	Commitment fee
Capital Appreciation Fund	$8,793
Capital Appreciation Value Fund	7,210
Core Bond Fund	3,756
Health Sciences Fund	4,303
High Yield Fund	4,091
International Strategic Equity Allocation Fund	14,866
Mid Value Fund	8,071
Science & Technology Fund	4,086
U.S. Sector Rotation Fund	15,880
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Significant accounting policies, continued

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2024:
	No Expiration Date
Fund	Short Term	Long Term
Core Bond Fund	$131,338,385	$125,224,536
High Yield Fund	4,900,880	112,679,664
International Strategic Equity Allocation Fund	119,594,732	105,815,765
As of August 31, 2024, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2024, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Fund	$716,177,150	$1,032,148,009	$(16,261,565)	$1,015,886,444
Capital Appreciation Value Fund	1,010,767,759	165,175,988	(5,852,696)	159,323,292
Core Bond Fund	1,962,685,350	30,248,974	(29,243,470)	1,005,504
Health Sciences Fund	149,459,365	95,471,430	(10,282,567)	85,188,863
High Yield Fund	222,560,580	5,325,814	(26,877,301)	(21,551,487)
International Strategic Equity Allocation Fund	3,355,694,170	580,536,203	(188,093,952)	392,442,251
Mid Value Fund	1,204,684,528	342,718,590	(31,294,219)	311,424,371
Science & Technology Fund	150,743,195	31,214,876	(870,714)	30,344,162
U.S. Sector Rotation Fund	3,699,554,357	881,724,219	(51,212,665)	830,511,554
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund and High Yield Fund generally declare and pay dividends from net investment income quarterly.  All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2024 was as follows:
Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Fund	—	$86,263,160	$86,263,160
Capital Appreciation Value Fund	$27,247,336	19,053,395	46,300,731
Core Bond Fund	72,525,388	—	72,525,388
Health Sciences Fund	—	18,320,567	18,320,567
High Yield Fund	13,940,110	—	13,940,110
International Strategic Equity Allocation Fund	113,368,383	—	113,368,383
Mid Value Fund	19,607,599	115,047,332	134,654,931
U.S. Sector Rotation Fund	46,221,874	—	46,221,874
The tax character of distributions for the year ended August 31, 2023 was as follows:
Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Fund	—	$138,882,734	$138,882,734
Capital Appreciation Value Fund	$23,727,618	128,808,190	152,535,808
Core Bond Fund	53,250,133	—	53,250,133
Health Sciences Fund	—	8,653,037	8,653,037
High Yield Fund	13,372,984	—	13,372,984
International Strategic Equity Allocation Fund	92,213,840	—	92,213,840
Mid Value Fund	31,565,079	196,614,630	228,179,709
Science & Technology Fund	—	18,119,628	18,119,628
U.S. Sector Rotation Fund	42,857,112	74,867,729	117,724,841
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Significant accounting policies, continued

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Capital Appreciation Fund	$6,154,678	$244,429,765
Capital Appreciation Value Fund	26,077,450	76,459,842
Core Bond Fund	16,824,781	—
Health Sciences Fund	—	37,229,017
High Yield Fund	4,005,053	—
International Strategic Equity Allocation Fund	82,703,115	—
Mid Value Fund	31,825,498	191,279,235
Science & Technology Fund	21,247,521	9,188,434
U.S. Sector Rotation Fund	27,356,748	37,037,872
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions, amortization and accretion on debt securities and corporate actions.
3.  Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the funds for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the

Derivative instruments, continued

Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the year ended August 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage duration of the fund.	From $12.4 million to $12.9 million
International Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates, manage against change in certain securities markets and gain exposure to certain securities markets.	From $66.9 million to $177.2 million
U.S. Sector Rotation Fund	To manage against change in certain securities markets and gain exposure to certain securities markets.	From $74.1 million to $244.7 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the funds thereby reducing the funds' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the funds used forward foreign currency contracts during the year ended August 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $1.2 million to $1.7 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the funds used written options contracts during the year ended August 31, 2024. In addition, the table summarizes the range of market value amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against changes in certain securities markets, to gain exposure to certain securities markets and to generate potential income from options premiums.	From $2.4 million to $6.6 million
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the funds, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the funds is recorded as realized gain or loss, as well as the net periodic payments received or paid by the funds.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The funds may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Derivative instruments, continued

Credit default swaps — Buyer
The following table details how the funds used credit default swap contracts as the buyer during the year ended August 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage against potential credit events.	From $1.3 million to $4.4 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the funds used credit default swap contracts as the seller during the year ended August 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To gain credit exposure to an issuer or index.	From $1.8 million to $11.0 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at August 31, 2024 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	$(6,430,749)
High Yield Fund	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(38,031)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$31,566	(13,407)
	Credit	Swap contracts, at value[2]	Credit default swaps	711,125	(263,930)
				$742,691	$(315,368)
International Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin[1]	Futures	$73,622	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	2,833,207	—
				$2,906,829	—
U.S. Sector Rotation Fund	Equity	Receivable/payable for futures variation margin[1]	Futures	$4,544,917	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolio of investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Capital Appreciation Value Fund	Equity	—	—	$4,496,189	—	$4,496,189

Derivative instruments, continued

		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
High Yield Fund	Interest rate	$186,913	—	—	—	$186,913
	Currency	—	$11,611	—	—	11,611
	Credit	—	—	—	$362,410	362,410
	Total	$186,913	$11,611	—	$362,410	$560,934
International Strategic Equity Allocation Fund	Interest rate	$15,048,266	—	—	—	$15,048,266
	Currency	(120,868)	—	—	—	(120,868)
	Total	$14,927,398	—	—	—	$14,927,398
U.S. Sector Rotation Fund	Equity	$27,514,829	—	—	—	$27,514,829
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2024:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Capital Appreciation Value Fund	Equity	—	—	$(3,694,224)	—	$(3,694,224)
High Yield Fund	Interest rate	$(115,458)	—	—	—	$(115,458)
	Currency	—	$20,151	—	—	20,151
	Credit	—	—	—	$180,868	180,868
	Total	$(115,458)	$20,151	—	$180,868	$85,561
International Strategic Equity Allocation Fund	Currency	$124,611	—	—	—	$124,611
	Equity	1,884,911	—	—	—	1,884,911
	Total	$2,009,522	—	—	—	$2,009,522
U.S. Sector Rotation Fund	Equity	$3,981,321	—	—	—	$3,981,321
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a daily management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT portfolios are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
•  Capital Appreciation Fund — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
•  Capital Appreciation Value Fund — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.
•  Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; and f) 0.900% of excess over $1.5 billion of aggregate net assets. If aggregate net assets exceed $750 million, the management fee is 0.950% on all assets. If aggregate net assets exceed $1.5 billion, the management fee is 0.900% of all assets. Aggregate net assets include the fund and JHVIT Health Sciences Trust and Manulife Healthcare Fund Series I.
•  High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

Fees and transactions with affiliates, continued

•  International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets include these two funds and JHVIT Strategic Equity Allocation Trust.
•  Mid Value Fund — a) 0.950% of the first $1 billion of aggregate net assets and b) 0.875% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion, then the management fee rate is 0.875% of all aggregate net assets.
•  Science & Technology Fund — a) 1.050% of the first $50 million of aggregate net assets; b) 1.025% of the next $50 million of aggregate net assets; c)1.000% of the next $100 million of aggregate net assets; d) 0.975% of the next $300 million of aggregate net assets; e) 0.950% of the next $500 million of aggregate net assets; and f) 0.925% of aggregate net assets in excess of $1 billion. When aggregate net assets exceed $100 million on any day, the annual rate of advisory fee for that day is 1.000% on the first $100 million of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.975% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.950% on the first $500 million of aggregate net assets. Aggregate net assets include the fund and JHVIT Science & Technology Trust and Manulife Technology Fund.
The organizations described below act as the subadvisors to the Trust and certain of its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following subadvisors:
Fund	Subadvisor(s)
Core Bond Fund	Allspring Global Investments, LLC
Capital Appreciation Fund	Jennison Associates LLC
International Strategic Equity Allocation Fund U.S. Sector Rotation Fund	Manulife Investment Management (US) LLC[1]
Capital Appreciation Value Fund Health Sciences Fund Mid Value Fund Science & Technology Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company, LLC, (Sub-Subadvisor is Western Asset Management Company Limited)
1  An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has voluntarily agreed to reduce its management fee or if necessary make payment to each fund in an amount by which certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividend expenses. The Advisor may terminate this voluntary waiver at any time upon notice to the funds.
Fund	Expense limitation as a percentage of average net assets
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Core Bond Fund	0.15%
Health Sciences Fund	0.20%
High Yield Fund	0.15%
Fund	Expense limitation as a percentage of average net assets
International Strategic Equity Allocation Fund	0.25%
Mid Value Fund	0.20%
Science & Technology Fund	0.20%
U.S. Sector Rotation Fund	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the year ended August 31, 2024, this waiver amounted to 0.01% of the funds' average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets.
The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, and Science & Technology Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary waiver may terminate at any time.
For the year ended August 31, 2024, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Capital Appreciation Fund	$50,311	$77,000	$127,311
Capital Appreciation Value Fund	—	534,002	534,002

Fees and transactions with affiliates, continued

Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Core Bond Fund	$9,377	$129,098	$138,475
Health Sciences Fund	—	139,195	139,195
High Yield Fund	15,195	—	15,195
International Strategic Equity Allocation Fund	—	5,037,852	5,037,852
Mid Value Fund	—	719,851	719,851
Science & Technology Fund	—	111,163	111,163
U.S. Sector Rotation Fund	—	5,450,554	5,450,554
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:
Fund	Net Annual Effective Rate
Capital Appreciation Fund	0.70%
Capital Appreciation Value Fund	0.78%
Core Bond Fund	0.57%
Health Sciences Fund	0.86%
High Yield Fund	0.69%
Fund	Net Annual Effective Rate
International Strategic Equity Allocation Fund	0.49%
Mid Value Fund	0.82%
Science & Technology Fund	0.89%
U.S. Sector Rotation Fund	0.49%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:
Class	Rule 12b-1 Fee
Class 1	0.05%
Distribution and service fees for the year ended August 31, 2024 were as follows:
Fund	Class	Distribution and service fees
Capital Appreciation Fund	Class 1	$321,644
Core Bond Fund	Class 1	$60,183
High Yield Fund	Class 1	$97,583
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Fund	Borrower	$15,200,000	1	5.810%	$(2,453)
Capital Appreciation Fund	Lender	5,000,000	2	5.812%	1,614
Capital Appreciation Value Fund	Lender	12,966,667	3	5.805%	6,273
Health Sciences Fund	Lender	1,150,000	2	5.810%	371
Mid Value Fund	Lender	20,575,000	4	5.802%	13,265
Science & Technology Fund	Lender	2,000,000	1	5.810%	323

6.  Fund share transactions
Transactions in funds' shares for the years ended August 31, 2024 and 2023 were as follows:
Capital Appreciation Fund	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,343,059	$34,938,345	2,469,272	$29,614,258
Distributions reinvested	2,432,010	33,415,811	5,428,343	51,623,538
Repurchased	(7,947,234)	(117,449,301)	(8,772,337)	(97,585,184)
Net decrease	(3,172,165)	$(49,095,145)	(874,722)	$(16,347,388)
Class NAV shares
Sold	7,867,504	$117,163,405	6,530,293	$75,733,143
Distributions reinvested	3,807,446	52,847,349	9,098,978	87,259,196
Repurchased	(16,410,100)	(252,970,795)	(19,334,466)	(229,127,214)
Net decrease	(4,735,150)	$(82,960,041)	(3,705,195)	$(66,134,875)
Total net decrease	(7,907,315)	$(132,055,186)	(4,579,917)	$(82,482,263)
Capital Appreciation Value Fund	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,406,109	$40,808,190	1,205,496	$10,558,464
Distributions reinvested	5,082,407	46,300,731	19,043,172	152,535,808
Repurchased	(22,144,163)	(209,575,786)	(26,617,705)	(232,687,723)
Net decrease	(12,655,647)	$(122,466,865)	(6,369,037)	$(69,593,451)
Total net decrease	(12,655,647)	$(122,466,865)	(6,369,037)	$(69,593,451)
Core Bond Fund	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,615,676	$17,634,009	1,148,133	$12,703,995
Distributions reinvested	449,582	4,872,865	369,919	4,071,085
Repurchased	(1,721,655)	(18,669,746)	(2,365,496)	(25,899,569)
Net increase (decrease)	343,603	$3,837,128	(847,444)	$(9,124,489)
Class NAV shares
Sold	15,788,824	$171,963,436	44,896,771	$493,988,860
Distributions reinvested	6,254,757	67,652,523	4,476,741	49,179,048
Repurchased	(25,573,077)	(276,432,128)	(25,142,550)	(276,944,300)
Net increase (decrease)	(3,529,496)	$(36,816,169)	24,230,962	$266,223,608
Total net increase (decrease)	(3,185,893)	$(32,979,041)	23,383,518	$257,099,119
Health Sciences Fund	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,210,594	$10,545,125	1,700,843	$8,217,828
Distributions reinvested	3,974,093	18,320,567	1,817,865	8,653,037
Repurchased	(18,231,515)	(91,738,232)	(15,273,463)	(74,435,089)
Net decrease	(12,046,828)	$(62,872,540)	(11,754,755)	$(57,564,224)
Total net decrease	(12,046,828)	$(62,872,540)	(11,754,755)	$(57,564,224)
High Yield Fund	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	4,355,510	$29,917,271	2,137,077	$14,516,079
Distributions reinvested	2,039,105	13,940,110	2,022,010	13,372,984
Repurchased	(6,321,602)	(43,494,694)	(6,382,314)	(42,866,071)
Net increase (decrease)	73,013	$362,687	(2,223,227)	$(14,977,008)
Total net increase (decrease)	73,013	$362,687	(2,223,227)	$(14,977,008)
International Strategic Equity Allocation Fund	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	21,124,091	$202,641,983	65,361,245	$583,011,355
Distributions reinvested	12,137,943	113,368,383	10,797,874	92,213,840
Repurchased	(46,932,684)	(461,406,802)	(173,275,517)	(1,622,255,043)
Net decrease	(13,670,650)	$(145,396,436)	(97,116,398)	$(947,029,848)
Total net decrease	(13,670,650)	$(145,396,436)	(97,116,398)	$(947,029,848)

Fund share transactions, continued

Mid Value Fund	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,484,278	$24,448,531	3,445,218	$53,247,705
Distributions reinvested	8,442,315	134,654,931	15,671,683	228,179,709
Repurchased	(16,239,800)	(276,993,395)	(10,929,609)	(180,632,275)
Net increase (decrease)	(6,313,207)	$(117,889,933)	8,187,292	$100,795,139
Total net increase (decrease)	(6,313,207)	$(117,889,933)	8,187,292	$100,795,139
Science & Technology Fund	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	14,095,946	$27,259,860	50,504,165	$78,522,072
Distributions reinvested	—	—	15,894,410	18,119,628
Repurchased	(52,934,566)	(105,030,296)	(56,395,986)	(73,019,490)
Net increase (decrease)	(38,838,620)	$(77,770,436)	10,002,589	$23,622,210
Total net increase (decrease)	(38,838,620)	$(77,770,436)	10,002,589	$23,622,210
U.S. Sector Rotation Fund	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	77,636,644	$809,574,026	35,681,140	$307,359,946
Distributions reinvested	4,594,620	46,221,874	14,533,931	117,724,841
Repurchased	(35,116,409)	(366,098,486)	(233,859,337)	(2,148,765,501)
Net increase (decrease)	47,114,855	$489,697,414	(183,644,266)	$(1,723,680,714)
Total net increase (decrease)	47,114,855	$489,697,414	(183,644,266)	$(1,723,680,714)
Affiliates of the Trust owned 100% of shares of Class 1 and Class NAV, respectively, with the exception of Capital Appreciation Fund and Core Bond Fund, where affiliates held 72% and 67% of Class NAV, respectively, on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On July 14, 2023, there was a redemption in kind from Class NAV shares of $721,512,220 and $1,174,541,563, which represented approximately 16.1% and 26.3% of International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund, respectively, on that date. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in kind transactions, amounted to the following for the year ended August 31, 2024:
	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Capital Appreciation Fund	—	$539,885,190	—	$760,953,725
Capital Appreciation Value Fund	$178,539,754	653,718,192	$182,406,252	811,545,883
Core Bond Fund	3,089,898,798	1,260,933,873	3,142,689,758	1,224,357,889
Health Sciences Fund	—	124,517,516	—	206,671,533
High Yield Fund	66,927	91,032,348	66,276	90,165,598
International Strategic Equity Allocation Fund	—	1,173,386,511	—	1,236,828,725
Mid Value Fund	—	632,690,993	—	891,005,146
Science & Technology Fund	—	566,044,129	—	635,948,676
U.S. Sector Rotation Fund	—	1,808,783,142	—	1,452,481,624
8.  Industry or sector risk
Certain funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.

9.  Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust*	—	—	$128,318,275	$(128,321,147)	$2,872	—	$39,897	—	—
Capital Appreciation Value Fund
John Hancock Collateral Trust*	445,679	$2,018,771	$103,743,920	$(101,310,439)	$3,585	$776	$14,119	—	$4,456,613
Core Bond Fund
John Hancock Collateral Trust*	13,225	—	$4,541,101	$(4,408,642)	$(257)	$44	$1,878	—	$132,246
High Yield Fund
John Hancock Collateral Trust*	477,910	—	$21,291,610	$(16,513,045)	$753	$(411)	$19,857	—	$4,778,907
International Strategic Equity Allocation Fund
John Hancock Collateral Trust*	3,434,594	$25,218,768	$579,234,130	$(570,124,978)	$17,979	$(1,335)	$685,248	—	$34,344,564
Mid Value Fund
John Hancock Collateral Trust*	2,996,959	$19,945,112	$341,864,709	$(331,851,474)	$9,262	$785	$429,266	—	$29,968,394
Science & Technology Fund
John Hancock Collateral Trust*	—	—	$22,262,329	$(22,262,598)	$269	—	$22,938	—	—
U.S. Sector Rotation Fund
John Hancock Collateral Trust*	21,747,773	$65,678,983	$1,056,385,618	$(904,644,664)	$41,872	$7,218	$8,201,666	—	$217,469,027
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At August 31, 2024, the following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Capital Appreciation Fund	43.3%
Capital Appreciation Value Fund	98.1%
Core Bond Fund	62.1%
Health Sciences Fund	100.0%
International Strategic Equity Allocation Fund	100.0%
Mid Value Fund	100.0%
Science & Technology Fund	100.0%
U.S. Sector Rotation Fund	100.0%
11.  Restricted securities
The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at August 31, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	$752
MWO Holdings LLC	8-30-16	1,009,396	1,134	—	—	1,134	0.0%[1]	7,053
New Cotai, Inc., Class B	4-12-13	0	11	—	—	11	0.0%	0
								$7,805
[1]	Less than 0.05%.

12.  Subsequent event
At its meeting held on September 26, 2024, the Board of Trustees voted to recommend that the shareholders of John Hancock Funds II High Yield Fund approve a reorganization, that is expected to be tax-free, of the fund into John Hancock High Yield Fund, a series of John Hancock Bond Trust. A shareholder meeting is scheduled to be held on or about January 14, 2025 to obtain shareholder approval for the reorganization.

John Hancock Funds II

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Funds II and Shareholders of Capital Appreciation Fund, Capital Appreciation Value Fund, Core Bond Fund, Health Sciences Fund, High Yield Fund, International Strategic Equity Allocation Fund, Mid Value Fund, Science & Technology Fund and U.S. Sector Rotation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Capital Appreciation Fund, Capital Appreciation Value Fund, Core Bond Fund, Health Sciences Fund, High Yield Fund, International Strategic Equity Allocation Fund, Mid Value Fund, Science & Technology Fund and U.S. Sector Rotation Fund (nine of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodians, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 28, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

John Hancock Funds II
Federal tax information

(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended August 31, 2024.
Dividend Received Deduction The funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.
Qualified Dividend Income The funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Foreign Tax Credit The following table details the income derived from foreign sources and the amounts the funds intend to pass through as foreign tax credits for the year ended August 31, 2024:
Fund	Foreign sourced income	Foreign tax credit
International Strategic Equity Allocation Fund	$109,152,077	$10,610,725
Long Term Capital Gains The funds below paid the following amounts in capital gain dividends.
Fund	Long term capital gains
Capital Appreciation Fund	$86,263,160
Capital Appreciation Value Fund	19,053,395
Health Sciences Fund	18,320,567
Mid Value Fund	115,047,332
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in a fund.

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and each of the Subadvisory Agreements (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements.  Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, Subadvisor and collectively, the Subadvisors) with respect to each of the Funds identified below in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of a certain Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds.  In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the
Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risk assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex (John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the Fund;

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiative intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds’ performance;
(b) considered the comparative performance of each Fund’s respective benchmark index;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and peer group median and also concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A.  In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisors.  The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients
(including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and each Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that one of the Funds’ Subadvisors is an affiliate of the Advisor
(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the Fund;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;
(k) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow.  The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c) considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;
(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.
The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from a Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third-party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to a Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreements; and
(4)	the subadvisory fees are paid by the Advisor and not the Funds, and that the fee structure for the Funds contains breakpoints, breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

John Hancock Funds II
Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2023	Fees and expenses	Comments
JHF II Capital Appreciation Fund (Jennison Associates LLC)	Benchmark Index — The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.
Lipper Category — The fund outperformed the median for the one-, five- and ten-year periods and underperformed for the three-year period.	Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, ﬁve- and ten-year periods.
The Board took into account management's discussion of the factors that contributed to the fund's performance relative to the benchmark index for the three-, five- and ten-year periods and relative to the peer group median for the three-year period.
The Board also took into account the fund’s favorable performance relative to the peer group median for the one-, five- and ten-year periods.The Board took into account management’s discussion of the fund’s expenses.
JHF II Capital Appreciation Value Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one-, three-, ﬁve- and ten-year periods. Lipper Category — The fund outperformed the median for the one-, three-, ﬁve- and ten-year periods.	Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and relative to the peer group median for the one-, three-, ﬁve- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.
JHF II Core Bond Fund (Allspring Global Investments)	Benchmark Index — The fund outperformed for the one-year period and underperformed for the three-, ﬁve- and ten-year periods.
Lipper Category — The fund outperformed the median for the one-year period and underperformed for the three, ﬁve- and ten-year periods.	Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s expenses.

John Hancock Funds II
Appendix A

JHF II Health Sciences Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the three-, ﬁve- and ten-year periods and underperformed for the one-year period.
Lipper Category — The fund outperformed the median for the one-, five- and ten-year periods and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three, ﬁve- and ten-year periods and relative to the peer group median for the one-, ﬁve- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.
JHF II High Yield Fund (Western Asset Management)	Benchmark Index — The fund underperformed for the one-, three-, ﬁve- and ten-year periods.
Lipper Category — The fund outperformed the median for the one- and five-year periods and underperformed for the three- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and peer group median for the three- and ten year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s expenses.
JHF II International Strategic Equity Allocation Fund (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund underperformed the median for the one-, three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

John Hancock Funds II
Appendix A

JHF II Mid Value Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one-, three-, five- and ten-year periods. Lipper Category — The fund outperformed the median for the one-, three-, ﬁve- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-, three-, ﬁve- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.
JHF II Science & Technology Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one-,five- and ten-year periods and underperformed for the three-year period.
Lipper Category — The fund outperformed the median for the one-, five- and ten-year periods and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-,five- and ten-year periods. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the three-year period.
The Board took into account management’s discussion of the fund’s expenses.
JHF II U.S. Sector Rotation Fund (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the median for the one-, three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, three- and five-year periods. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods.
The Board took into account management's discussion of the fund's expenses.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A	8/24 10/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 28, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	October 28, 2024